UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Global Allocation Fund
August 31, 2017

Global Allocation - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 83.2%
International Equity Funds — 34.5%
Emerging Markets Fund I Class	53,837	635,813
Global Gold Fund I Class	13,499	125,132
Global Real Estate Fund I Class	103,390	1,221,035
International Growth Fund I Class	84,090	1,098,217
NT International Small-Mid Cap Fund G Class	22,418	276,862
NT International Value Fund G Class	80,186	823,513
		4,180,572
Domestic Equity Funds — 19.7%
AC Alternatives Equity Market Neutral Fund I Class(2)	10,686	122,997
AC Alternatives Market Neutral Value Fund I Class	11,453	122,778
Core Equity Plus Fund I Class	49,921	731,337
Heritage Fund I Class	8,948	215,648
Large Company Value Fund I Class	21,458	214,579
Mid Cap Value Fund I Class	5,307	93,407
Select Fund I Class	8,248	581,225
Small Company Fund I Class	20,568	306,870
		2,388,841
International Fixed Income Funds — 15.0%
Emerging Markets Debt Fund R6 Class	34,912	365,177
International Bond Fund R5 Class(2)	109,345	1,453,189
		1,818,366
Domestic Fixed Income Funds — 14.0%
Diversified Bond Fund I Class	100,267	1,091,902
High-Yield Fund R5 Class	105,305	607,611
		1,699,513
TOTAL MUTUAL FUNDS (Cost $8,499,871)		10,087,292
EXCHANGE-TRADED FUNDS — 10.0%
iShares S&P GSCI Commodity Indexed Trust(2)	50,634	732,168
PowerShares DB Agriculture Fund(2)	12,717	237,045
SPDR Gold Shares(2)	960	120,787
Sprott Physical Gold Trust(2)	11,319	122,132
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,432,434)		1,212,132

TEMPORARY CASH INVESTMENTS — 7.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.875%, 2/15/19 - 5/15/46, valued at $479,120), in a joint trading account at 0.92%, dated 8/31/17, due 9/1/17 (Delivery value $469,012)		469,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $397,636), at 0.34%, dated 8/31/17, due 9/1/17 (Delivery value $385,004)		385,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,249	6,249
TOTAL TEMPORARY CASH INVESTMENTS (Cost $860,249)		860,249
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $10,792,554)		12,159,673
OTHER ASSETS AND LIABILITIES — (0.3)%		(38,828)
TOTAL NET ASSETS — 100.0%		$12,120,845

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	144,337	USD	8,633	Goldman Sachs & Co.	9/21/17	$(369)
ARS	61,266	USD	3,539	Goldman Sachs & Co.	9/21/17	(32)
AUD	12,002	USD	9,060	JPMorgan Chase Bank N.A.	9/21/17	480
CAD	12,115	USD	9,428	JPMorgan Chase Bank N.A.	9/21/17	276
CHF	8,670	USD	9,037	Credit Suisse AG	9/21/17	13
CLP	6,202,929	USD	9,374	Goldman Sachs & Co.	9/21/17	543
CLP	104,155	USD	159	Goldman Sachs & Co.	9/21/17	7
CLP	6,175,962	USD	9,298	Goldman Sachs & Co.	9/21/17	576
CLP	5,839,190	USD	9,028	Goldman Sachs & Co.	9/21/17	308
COP	26,874,829	USD	8,755	Goldman Sachs & Co.	9/21/17	336
COP	54,988,552	USD	17,681	Goldman Sachs & Co.	9/21/17	919
EUR	16,293	USD	18,449	JPMorgan Chase Bank N.A.	9/21/17	963
GBP	6,983	USD	9,074	Credit Suisse AG	9/21/17	(39)
HUF	4,792,277	USD	18,160	Goldman Sachs & Co.	9/21/17	514
HUF	2,462,102	USD	8,902	Goldman Sachs & Co.	9/21/17	692
IDR	119,274,218	USD	8,888	Goldman Sachs & Co.	9/22/17	50
INR	580,813	USD	8,930	Morgan Stanley	9/21/17	139
JPY	1,130,682	USD	10,357	Credit Suisse AG	9/21/17	(64)
JPY	986,388	USD	9,058	Credit Suisse AG	9/21/17	(79)
KRW	1,839,478	USD	1,632	Morgan Stanley	9/21/17	4
KRW	508,364	USD	446	Morgan Stanley	9/21/17	6
MXN	163,300	USD	8,850	JPMorgan Chase Bank N.A.	9/21/17	260
MXN	724	USD	39	JPMorgan Chase Bank N.A.	9/21/17	1
MYR	44,263	USD	10,323	Goldman Sachs & Co.	9/21/17	47
MYR	29,577	USD	6,895	Goldman Sachs & Co.	9/21/17	34
MYR	75,363	USD	17,720	Goldman Sachs & Co.	9/21/17	(64)
MYR	116,856	USD	27,502	Goldman Sachs & Co.	9/21/17	(126)
MYR	354	USD	82	Goldman Sachs & Co.	9/21/17	1
NOK	76,189	USD	9,450	JPMorgan Chase Bank N.A.	9/21/17	374
NOK	56,819	USD	7,115	JPMorgan Chase Bank N.A.	9/21/17	211
NZD	723	USD	518	Goldman Sachs & Co.	9/21/17	1
NZD	2,399	USD	1,742	Goldman Sachs & Co.	9/21/17	(20)
NZD	506	USD	378	JPMorgan Chase Bank N.A.	9/21/17	(15)
NZD	13,099	USD	9,420	JPMorgan Chase Bank N.A.	9/21/17	(18)

PHP	976,670	USD	19,061	Goldman Sachs & Co.	9/21/17	(6)
PHP	904,116	USD	17,745	Morgan Stanley	9/21/17	(106)
PHP	453,104	USD	8,871	Morgan Stanley	9/21/17	(31)
PLN	1,022	USD	284	Goldman Sachs & Co.	9/21/17	2
PLN	40,691	USD	11,459	Goldman Sachs & Co.	9/21/17	(52)
PLN	22,570	USD	6,357	Goldman Sachs & Co.	9/21/17	(30)
PLN	1,363	USD	373	Goldman Sachs & Co.	9/21/17	9
PLN	68,582	USD	18,362	Goldman Sachs & Co.	9/21/17	864
RUB	509,059	USD	8,809	Morgan Stanley	9/21/17	(59)
RUB	433,192	USD	7,104	Morgan Stanley	9/21/17	342
TRY	64,611	USD	17,753	Goldman Sachs & Co.	9/21/17	851
TWD	280,371	USD	9,241	Morgan Stanley	9/21/17	78
TWD	109,284	USD	3,623	Morgan Stanley	9/21/17	10
TWD	162,981	USD	5,384	Morgan Stanley	9/21/17	33
USD	8,911	GBP	6,983	Credit Suisse AG	9/21/17	(124)
USD	9,002	CHF	8,670	Credit Suisse AG	9/21/17	(48)
USD	8,869	JPY	986,388	Credit Suisse AG	9/21/17	(110)
USD	703	JPY	77,336	Credit Suisse AG	9/21/17	(1)
USD	27,385	CLP	18,322,236	Goldman Sachs & Co.	9/21/17	(1,907)
USD	8,833	ZAR	115,631	Goldman Sachs & Co.	9/21/17	(33)
USD	9,038	HUF	2,462,102	Goldman Sachs & Co.	9/21/17	(557)
USD	8,838	COP	27,213,440	Goldman Sachs & Co.	9/21/17	(367)
USD	8,367	ARS	144,337	Goldman Sachs & Co.	9/21/17	103
USD	27,031	MYR	116,856	Goldman Sachs & Co.	9/21/17	(345)
USD	18,453	PLN	68,363	Goldman Sachs & Co.	9/21/17	(712)
USD	18,053	PLN	65,646	Goldman Sachs & Co.	9/21/17	(350)
USD	10,337	ZAR	134,419	Goldman Sachs & Co.	9/21/17	31
USD	10,290	THB	344,438	Goldman Sachs & Co.	9/21/17	(91)
USD	687	HUF	176,090	Goldman Sachs & Co.	9/21/17	1
USD	328	COP	981,497	Goldman Sachs & Co.	9/21/17	(4)
USD	7,215	HUF	1,840,216	Goldman Sachs & Co.	9/21/17	45
USD	3,705	COP	11,026,457	Goldman Sachs & Co.	9/21/17	(25)
USD	7,102	TRY	25,405	Goldman Sachs & Co.	9/21/17	(214)
USD	3,433	COP	10,258,389	Goldman Sachs & Co.	9/21/17	(37)
USD	10,398	ZAR	138,326	Goldman Sachs & Co.	9/21/17	(208)
USD	323	HUF	83,823	Goldman Sachs & Co.	9/21/17	(4)
USD	539	COP	1,608,430	Goldman Sachs & Co.	9/21/17	(5)
USD	125	ARS	2,171	Goldman Sachs & Co.	9/21/17	—
USD	307	TRY	1,096	Goldman Sachs & Co.	9/21/17	(8)
USD	39	THB	1,305	Goldman Sachs & Co.	9/21/17	—
USD	6,886	THB	228,966	Goldman Sachs & Co.	9/21/17	(15)
USD	6,385	CLP	4,002,300	Goldman Sachs & Co.	9/21/17	(14)
USD	36,800	THB	1,222,495	Goldman Sachs & Co.	9/21/17	(46)
USD	870	COP	2,572,650	Goldman Sachs & Co.	9/21/17	—
USD	8,878	IDR	119,274,218	Goldman Sachs & Co.	9/22/17	(59)
USD	9,061	AUD	12,002	JPMorgan Chase Bank N.A.	9/21/17	(478)
USD	9,030	CAD	12,115	JPMorgan Chase Bank N.A.	9/21/17	(674)
USD	18,349	NZD	25,571	JPMorgan Chase Bank N.A.	9/21/17	(5)
USD	9,020	NOK	76,189	JPMorgan Chase Bank N.A.	9/21/17	(804)

USD	8,905	MXN	163,300	JPMorgan Chase Bank N.A.	9/21/17	(205)
USD	386	TRY	1,387	JPMorgan Chase Bank N.A.	9/21/17	(13)
USD	1,011	EUR	866	JPMorgan Chase Bank N.A.	9/21/17	(21)
USD	290	EUR	245	JPMorgan Chase Bank N.A.	9/21/17	(1)
USD	7,125	EUR	6,079	JPMorgan Chase Bank N.A.	9/21/17	(118)
USD	221	NOK	1,756	JPMorgan Chase Bank N.A.	9/21/17	(6)
USD	300	EUR	256	JPMorgan Chase Bank N.A.	9/21/17	(5)
USD	10,415	EUR	8,847	JPMorgan Chase Bank N.A.	9/21/17	(125)
USD	844	HUF	214,957	JPMorgan Chase Bank N.A.	9/21/17	7
USD	9,716	HUF	2,477,191	JPMorgan Chase Bank N.A.	9/21/17	63
USD	694	NOK	5,398	JPMorgan Chase Bank N.A.	9/21/17	(2)
USD	1,083	TRY	3,756	JPMorgan Chase Bank N.A.	9/21/17	1
USD	18,384	TWD	552,636	Morgan Stanley	9/21/17	15
USD	27,226	PHP	1,357,220	Morgan Stanley	9/21/17	747
USD	8,914	INR	580,813	Morgan Stanley	9/21/17	(155)
USD	8,668	RUB	509,059	Morgan Stanley	9/21/17	(82)
USD	8,945	KRW	10,096,718	Morgan Stanley	9/21/17	(35)
USD	9,013	KRW	10,139,451	Morgan Stanley	9/21/17	(6)
USD	8,889	BRL	28,237	Morgan Stanley	9/21/17	(60)
USD	324	RUB	19,414	Morgan Stanley	9/21/17	(9)
USD	1,479	BRL	4,719	Morgan Stanley	9/21/17	(17)
USD	709	RUB	41,333	Morgan Stanley	9/21/17	(1)
ZAR	14,081	USD	1,081	Goldman Sachs & Co.	9/21/17	(1)
ZAR	115,631	USD	8,887	Goldman Sachs & Co.	9/21/17	(22)
ZAR	134,419	USD	10,009	Goldman Sachs & Co.	9/21/17	297
						$1,015

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	10,087,292	—	—
Exchange-Traded Funds	1,212,132	—	—
Temporary Cash Investments	6,249	854,000	—
	11,305,673	854,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	10,254	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	9,239	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended August 31, 2017 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Fund	$897	$138	$529	$130	$636	54	$42	$2
Global Gold Fund	137	46	69	11	125	13	(1)	15
Global Real Estate Fund	1,803	149	790	59	1,221	103	46	72
International Growth Fund	1,477	181	750	190	1,098	84	116	10
NT International Small-Mid Cap Fund	368	9	156	56	277	22	17	1
NT International Value Fund	1,121	208	707	201	823	80	(26)	35
AC Alternatives Equity Market Neutral Fund(3)	170	2	51	2	123	11	0	—
AC Alternatives Market Neutral Value Fund	170	7	50	(4)	123	12	1	4
Core Equity Plus Fund	993	139	437	36	731	50	67	6
Heritage Fund	299	158	235	(6)	216	9	8	15
Large Company Value Fund	45	569	403	4	215	22	11	5
Mid Cap Value Fund	137	87	119	(12)	93	5	10	7
Select Fund	1,032	207	612	(46)	581	8	145	31
Small Company Fund	419	144	236	(20)	307	21	36	1
Emerging Markets Debt Fund	493	21	159	10	365	35	7	15
International Bond Fund(3)	1,799	181	735	208	1,453	109	(49)	—
Diversified Bond Fund	1,462	67	470	33	1,092	100	(7)	26
High-Yield Fund	834	41	305	38	608	105	(18)	29
	$13,656	$2,354	$6,813	$890	$10,087		$405	$274

(1)
Affiliated fund investments represent I Class for all funds, except R6 Class for Emerging Markets Debt Fund, R5 Class for International Bond Fund and High-Yield Fund, and G Class for NT International Small-Mid Cap Fund and NT International Value Fund. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,294,639
Gross tax appreciation of investments	$1,176,719
Gross tax depreciation of investments	(311,685)
Net tax appreciation (depreciation) of investments	$865,034

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Income Fund
August 31, 2017

Multi-Asset Income - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 46.2%
Emerging Markets Debt Fund R6 Class	543,530	5,685,319
Emerging Markets Value Fund I Class	187,717	1,708,222
High-Yield Fund R6 Class	1,945,847	11,208,079
International Value Fund R6 Class	773,255	6,750,517
Utilities Fund Investor Class	29,386	548,633
TOTAL MUTUAL FUNDS (Cost $24,241,907)		25,900,770
COMMON STOCKS — 23.2%
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	408	46,659
Automobiles†
Honda Motor Co. Ltd. ADR	227	6,379
Banks — 0.7%
Comerica, Inc.	85	5,801
Commerce Bancshares, Inc.	275	15,122
JPMorgan Chase & Co.	1,401	127,337
PNC Financial Services Group, Inc. (The)	1,077	135,319
SunTrust Banks, Inc.	1,382	76,148
U.S. Bancorp	249	12,761
Wells Fargo & Co.	251	12,819
		385,307
Capital Markets — 0.3%
AllianceBernstein Holding LP	826	19,370
Bank of New York Mellon Corp. (The)	1,570	82,079
BlackRock, Inc.	13	5,447
Northern Trust Corp.	440	38,940
T. Rowe Price Group, Inc.	125	10,545
		156,381
Chemicals — 0.1%
Air Products & Chemicals, Inc.	561	81,553
Commercial Services and Supplies — 0.3%
Republic Services, Inc.	2,140	139,614
Communications Equipment — 0.1%
Cisco Systems, Inc.	1,497	48,218
Containers and Packaging — 0.1%
Bemis Co., Inc.	504	21,475
International Paper Co.	188	10,128
		31,603
Distributors†
Genuine Parts Co.	159	13,170
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	300	11,238
Verizon Communications, Inc.	1,302	62,457
		73,695
Electric Utilities — 1.1%
Edison International	1,085	86,995
Eversource Energy	1,801	113,463
PG&E Corp.	2,165	152,373

Pinnacle West Capital Corp.	1,296	116,601
Westar Energy, Inc.	958	49,155
Xcel Energy, Inc.	1,426	70,587
		589,174
Electrical Equipment†
Emerson Electric Co.	178	10,509
Rockwell Automation, Inc.	56	9,187
		19,696
Energy Equipment and Services — 0.3%
Schlumberger Ltd.	2,224	141,246
Equity Real Estate Investment Trusts (REITs) — 9.2%
Agree Realty Corp.	6,682	334,902
American Tower Corp.	116	17,174
Boston Properties, Inc.	150	18,090
Brixmor Property Group, Inc.	16,509	309,048
CapitaLand Mall Trust	141,100	225,810
Community Healthcare Trust, Inc.	13,111	348,228
CubeSmart	8,864	218,498
Gaming and Leisure Properties, Inc.	7,085	277,661
GEO Group, Inc. (The)	10,770	297,683
Healthcare Trust of America, Inc., Class A	11,192	347,735
Kimco Realty Corp.	9,009	176,756
Klepierre SA	7,355	296,383
Macerich Co. (The)	2,548	134,458
Medical Properties Trust, Inc.	25,479	335,304
MGM Growth Properties LLC, Class A	8,997	275,308
Prologis Property Mexico SA de CV	111,661	227,703
Spirit Realty Capital, Inc.	41,248	358,858
STAG Industrial, Inc.	12,133	339,603
STORE Capital Corp.	13,361	339,102
VEREIT, Inc.	23,853	201,319
Weyerhaeuser Co.	2,801	91,341
		5,170,964
Food and Staples Retailing — 0.2%
CVS Health Corp.	516	39,907
Wal-Mart Stores, Inc.	823	64,252
		104,159
Food Products — 0.3%
Campbell Soup Co.	180	8,316
General Mills, Inc.	2,192	116,746
Mondelez International, Inc., Class A	1,032	41,961
		167,023
Gas Utilities — 0.6%
Atmos Energy Corp.	1,208	106,353
ONE Gas, Inc.	1,726	129,864
Spire, Inc.	1,408	107,712
		343,929
Health Care Equipment and Supplies — 0.2%
Medtronic plc	1,593	128,428
Health Care Providers and Services†
Cardinal Health, Inc.	188	12,682

Household Products — 0.4%
Procter & Gamble Co. (The)	2,579	237,964
Industrial Conglomerates — 0.2%
3M Co.	507	103,590
Insurance — 0.3%
Chubb Ltd.	560	79,195
Marsh & McLennan Cos., Inc.	482	37,635
MetLife, Inc.	445	20,839
		137,669
IT Services — 0.1%
Automatic Data Processing, Inc.	458	48,763
International Business Machines Corp.	93	13,302
		62,065
Leisure Products†
Mattel, Inc.	477	7,737
Media — 0.1%
Time Warner, Inc.	468	47,315
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
Blackstone Mortgage Trust, Inc., Class A	10,765	337,483
New Residential Investment Corp.	20,063	330,638
Starwood Property Trust, Inc.	15,635	347,253
		1,015,374
Multi-Utilities — 0.2%
Ameren Corp.	1,101	66,049
NorthWestern Corp.	973	58,691
		124,740
Oil, Gas and Consumable Fuels — 5.0%
Antero Midstream Partners LP	5,186	175,131
Chevron Corp.	1,124	120,965
Enterprise Products Partners LP	21,914	571,298
EQT GP Holdings LP	4,598	131,135
EQT Midstream Partners LP	2,266	173,055
Exxon Mobil Corp.	347	26,487
Hess Midstream Partners LP	5,466	115,114
MPLX LP	4,035	138,481
Noble Midstream Partners LP	3,351	161,418
Occidental Petroleum Corp.	579	34,566
Phillips 66 Partners LP	4,776	228,197
Plains All American Pipeline LP	5,656	122,509
Rice Midstream Partners LP	2,447	50,775
Royal Dutch Shell plc, Class A ADR	872	48,117
Shell Midstream Partners LP	8,585	237,547
Spectra Energy Partners LP	6,301	279,323
TOTAL SA ADR	3,075	160,023
		2,774,141
Personal Products — 0.1%
Unilever NV ADR	809	48,136
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.	350	21,168
Eli Lilly & Co.	498	40,483
Johnson & Johnson	1,787	236,545
Merck & Co., Inc.	501	31,994

Roche Holding AG ADR	4,315	137,001
		467,191
Road and Rail†
Norfolk Southern Corp.	68	8,195
Semiconductors and Semiconductor Equipment — 0.2%
Applied Materials, Inc.	809	36,502
Maxim Integrated Products, Inc.	1,982	92,480
		128,982
Software — 0.2%
Microsoft Corp.	403	30,132
Oracle Corp. (New York)	1,590	80,025
		110,157
Specialty Retail†
L Brands, Inc.	460	16,664
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	5,141	70,535
TOTAL COMMON STOCKS (Cost $12,142,589)		13,020,335
PREFERRED STOCKS — 10.7%
Banks — 5.1%
Bank of America Corp., 5.20%	33,000	34,196
Citigroup, Inc., 5.95%	774,000	834,952
Citigroup, Inc., 5.90%	33,000	35,640
Bank of America Corp., 6.50%	734,000	828,503
U.S. Bancorp, 5.30%	218,000	237,075
Wells Fargo & Co., 8.00%	34,000	867,000
		2,837,366
Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The), 5.30%	510,000	547,291
Electric Utilities — 0.8%
Pacific Gas & Electric Co., 4.80%	1,937	50,631
Pacific Gas & Electric Co., 5.00%	5,666	150,001
Pacific Gas & Electric Co., 4.50%	8,988	225,691
		426,323
Equity Real Estate Investment Trusts (REITs) — 0.8%
DDR Corp., 6.25%	500	12,750
Kimco Realty Corp., 5.625%	530	13,425
Public Storage, 5.40%	16,839	444,045
		470,220
Industrial Conglomerates — 1.9%
General Electric Co., 5.00%	1,032,000	1,091,340
Multi-Utilities — 1.1%
SCE Trust II, 5.10%	25,239	643,342
TOTAL PREFERRED STOCKS (Cost $5,768,226)		6,015,882
CORPORATE BONDS — 4.7%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 3.55%, 1/15/26	45,000	47,081
Automobiles — 0.2%
Daimler Finance North America LLC, 2.00%, 8/3/18(2)	10,000	10,024
Ford Motor Co., 4.35%, 12/8/26	45,000	46,707
General Motors Financial Co., Inc., 5.25%, 3/1/26	35,000	38,206
		94,937

Banks — 0.2%
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(7)		25,000	27,084
Capital One Financial Corp., 4.20%, 10/29/25		40,000	41,334
Citigroup, Inc., 4.00%, 8/5/24		35,000	36,566
Wells Fargo & Co., MTN, 4.65%, 11/4/44		25,000	26,667
			131,651
Beverages — 0.1%
Constellation Brands, Inc., 4.75%, 12/1/25		35,000	38,833
Biotechnology — 0.1%
AbbVie, Inc., 3.60%, 5/14/25		25,000	25,884
Celgene Corp., 5.00%, 8/15/45		25,000	28,656
			54,540
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		35,000	37,909
Chemicals — 0.1%
Sherwin-Williams Co. (The), 3.45%, 6/1/27		35,000	35,424
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22		45,000	47,114
Diversified Financial Services — 0.3%
Ally Financial, Inc., 3.50%, 1/27/19		30,000	30,450
JPMorgan Chase & Co., VRN, 5.15%, 5/1/23(7)		75,000	77,491
Morgan Stanley, MTN, 4.00%, 7/23/25		40,000	42,261
S&P Global, Inc., 3.30%, 8/14/20		35,000	36,010
			186,212
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.45%, 4/1/24		39,000	41,804
Energy Equipment and Services — 0.1%
Ensco plc, 8.00%, 1/31/24		11,000	9,955
Transocean, Inc., 9.00%, 7/15/23(2)		25,000	26,750
			36,705
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 3.375%, 10/15/26		25,000	24,842
Crown Castle International Corp., 5.25%, 1/15/23		20,000	22,333
Essex Portfolio LP, 3.625%, 8/15/22		25,000	25,990
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		35,000	35,787
VEREIT Operating Partnership LP, 4.125%, 6/1/21		20,000	21,020
			129,972
Food and Staples Retailing — 0.2%
Dollar General Corp., 3.25%, 4/15/23		35,000	35,978
Sysco Corp., 3.30%, 7/15/26		35,000	35,478
Tesco plc, MTN, 5.50%, 12/13/19	GBP	10,000	14,107
			85,563
Gas Utilities — 0.4%
Enbridge, Inc., 4.50%, 6/10/44		$25,000	25,337
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		35,000	40,316
MPLX LP, 4.875%, 12/1/24		22,000	23,722
Rockies Express Pipeline LLC, 6.00%, 1/15/19(2)		45,000	46,744
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26		35,000	34,684
Williams Cos., Inc. (The), 3.70%, 1/15/23		35,000	34,912
			205,715
Health Care Equipment and Supplies — 0.1%
Abbott Laboratories, 3.75%, 11/30/26		25,000	25,934

Medtronic, Inc., 3.50%, 3/15/25	35,000	36,927
		62,861
Health Care Providers and Services — 0.2%
DaVita, Inc., 5.125%, 7/15/24	35,000	35,787
Express Scripts Holding Co., 4.50%, 2/25/26	25,000	27,023
HCA, Inc., 3.75%, 3/15/19	25,000	25,500
UnitedHealth Group, Inc., 3.75%, 7/15/25	35,000	37,309
		125,619
Hotels, Restaurants and Leisure — 0.2%
FelCor Lodging LP, 5.625%, 3/1/23	15,000	15,638
International Game Technology plc, 6.25%, 2/15/22(2)	35,000	38,762
MGM Resorts International, 6.625%, 12/15/21	25,000	28,125
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	45,000	50,195
		132,720
Household Durables — 0.1%
Lennar Corp., 4.75%, 5/30/25	35,000	36,444
M.D.C. Holdings, Inc., 5.50%, 1/15/24	35,000	37,975
		74,419
Industrial Conglomerates — 0.1%
General Electric Co., 4.125%, 10/9/42	25,000	26,518
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	39,000	40,766
		67,284
Insurance — 0.2%
American International Group, Inc., 4.125%, 2/15/24	25,000	26,757
International Lease Finance Corp., 4.625%, 4/15/21	20,000	21,391
Liberty Mutual Group, Inc., VRN, 4.15%, 9/15/17, resets quarterly off the 3-month LIBOR plus 2.91%(2)	25,000	24,563
Markel Corp., 3.625%, 3/30/23	35,000	36,419
		109,130
Internet Software and Services†
Netflix, Inc., 5.375%, 2/1/21	25,000	26,906
IT Services — 0.1%
First Data Corp., 5.00%, 1/15/24(2)	35,000	36,531
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	45,000	47,847
		84,378
Machinery — 0.1%
Oshkosh Corp., 5.375%, 3/1/22	35,000	36,444
Media — 0.4%
21st Century Fox America, Inc., 6.90%, 8/15/39	25,000	33,954
Comcast Corp., 4.75%, 3/1/44	25,000	27,652
CSC Holdings LLC, 6.75%, 11/15/21	15,000	16,617
Lamar Media Corp., 5.375%, 1/15/24	35,000	36,881
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	20,000	20,750
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	35,000	37,897
Time Warner, Inc., 3.80%, 2/15/27	35,000	35,305
		209,056
Metals and Mining — 0.1%
Steel Dynamics, Inc., 5.00%, 12/15/26	35,000	37,100
Teck Resources Ltd., 4.75%, 1/15/22	15,000	15,807
		52,907
Mortgage Real Estate Investment Trusts (REITs)†
Starwood Property Trust, Inc., 5.00%, 12/15/21	15,000	15,581
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.90%, 8/1/41	25,000	28,197

Exelon Corp., 4.45%, 4/15/46	25,000	26,613
NextEra Energy Capital Holdings, Inc., VRN, 4.66%, 9/1/17, resets quarterly off the 3-month LIBOR plus 3.35%	40,000	40,300
Progress Energy, Inc., 3.15%, 4/1/22	25,000	25,656
		120,766
Oil, Gas and Consumable Fuels — 0.2%
Newfield Exploration Co., 5.75%, 1/30/22	35,000	37,100
Petrobras Global Finance BV, 5.375%, 1/27/21	14,000	14,546
Phillips 66, 4.30%, 4/1/22	45,000	48,445
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	15,000	15,458
		115,549
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	25,000	25,509
Pharmaceuticals — 0.1%
Allergan Funding SCS, 3.85%, 6/15/24	25,000	26,413
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	35,000	34,782
		61,195
Specialty Retail — 0.1%
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	35,000	35,919
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 3.48%, 6/1/19(2)	25,000	25,561
Seagate HDD Cayman, 4.75%, 6/1/23	24,000	24,230
		49,791
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 6.625%, 4/1/23	35,000	36,969
TOTAL CORPORATE BONDS (Cost $2,574,963)		2,616,463
CONVERTIBLE BONDS — 3.0%
Air Freight and Logistics — 0.1%
Credit Suisse AG, (convert into United Parcel Service, Inc., Class B), 2.90%, 1/30/18(2)(3)	407	45,719
Food Products — 0.2%
Credit Suisse AG, (convertible into Mondelez International, Inc., Class A), 3.85%, 1/9/18(2)(3)	213	8,671
USB AG, (convert into Mondelez International, Inc.), 3.35%, 3/9/18(2)(3)	1,734	70,470
		79,141
Health Care Providers and Services†
Merrill Lynch International & Co. C.V., (convertible into Express Scripts Holding Co.), 3.35%, 11/1/17(2)(3)	337	20,945
Oil, Gas and Consumable Fuels — 0.3%
Goldman Sachs International, (convertible into EQT Corp.), 3.43%, 12/11/17(2)(3)	2,768	158,087
Semiconductors and Semiconductor Equipment — 2.4%
Intel Corp., 3.49%, 12/15/35	95,000	127,953
Microchip Technology, Inc., 1.625%, 2/15/27(2)	570,000	681,150
Teradyne, Inc., 1.25%, 12/15/23(2)	405,000	524,728
		1,333,831
Specialty Retail†
Goldman Sachs International, (convertible into L Brands, Inc.), MTN, 12.93%, 1/16/18(2)(3)	544	21,110
TOTAL CONVERTIBLE BONDS (Cost $1,469,179)		1,658,833
CONVERTIBLE PREFERRED STOCKS — 2.8%
Banks — 1.0%
Bank of America Corp., 7.25%	356	469,208
Wells Fargo & Co., 7.50%	84	111,804
		581,012
Equity Real Estate Investment Trusts (REITs) — 0.9%
Welltower, Inc., 6.50%	7,695	509,024

Machinery — 0.9%
Stanley Black & Decker, Inc., 5.375%, 5/15/20	4,443	491,751
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,472,264)		1,581,787
COLLATERALIZED MORTGAGE OBLIGATIONS(4)(8) — 2.8%
Private Sponsor Collateralized Mortgage Obligations — 1.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.46%, 9/1/17	21,791	21,846
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.40%, 9/1/17	5,365	5,225
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 9/1/17	62,742	62,978
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 3.49%, 9/1/17	1,673	1,618
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	5,618	5,831
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.00%, 9/1/17	25,700	25,485
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.53%, 9/1/17	9,085	9,026
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 9/1/17	32,386	32,744
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.62%, 9/1/17	9,069	8,703
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.18%, 9/1/17	33,020	33,755
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.42%, 9/1/17	20,563	20,792
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.47%, 9/1/17	11,990	12,039
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.69%, 9/1/17	9,014	9,033
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.59%, 9/1/17	6,125	5,955
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.15%, 9/1/17	542	565
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.43%, 9/1/17	30,979	31,846
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.14%, 9/25/17	29,951	29,322
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.06%, 9/1/17	12,580	12,408
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.20%, 9/1/17	5,941	5,990
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.13%, 9/1/17	12,786	13,010
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 9/1/17	16,640	16,980
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	97,509	97,456
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	21,332	21,220
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.33%, 9/1/17	5,182	5,227
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.34%, 9/1/17	6,691	6,741
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	15,709	15,625
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	24,317	24,425
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	2,123	2,142
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	96,970	97,863
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.21%, 9/1/17	7,847	7,369
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.30%, 9/1/17	4,476	4,364
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.17%, 9/1/17	28,081	28,279
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.39%, 9/1/17	55,221	55,656
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.75%, 9/1/17	27,401	27,439
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.18%, 9/1/17	17,055	16,489
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.52%, 9/1/17	40,121	39,285
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.08%, 9/1/17	42,262	39,339
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	24,591	24,664
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	12,679	12,627
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	10,857	11,090
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	21,852	22,033
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	37,559	37,862
		962,346
U.S. Government Agency Collateralized Mortgage Obligations — 1.1%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.48%, 9/25/17, resets monthly off the 1-month LIBOR plus 3.25%	50,000	54,404
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.43%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.20%	9,823	9,923

FNMA, Series 2014-C02, Class 1M2, VRN, 3.83%, 9/25/17, resets monthly off the 1-month LIBOR plus 2.60%	20,000	20,817
FNMA, Series 2014-C02, Class 2M2, VRN, 3.83%, 9/25/17, resets monthly off the 1-month LIBOR plus 2.60%	225,000	234,903
FNMA, Series 2016-C03, Class 2M2, VRN, 7.13%, 9/25/17, resets monthly off the 1-month LIBOR plus 5.90%	5,000	5,732
FNMA, Series 2016-C04, Class 1M1, VRN, 2.68%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.45%	22,521	22,773
FNMA, Series 2016-C04, Class 1M2, VRN, 5.48%, 9/25/17, resets monthly off the 1-month LIBOR plus 4.25%	10,000	10,908
FNMA, Series 2016-C05, Class 2M1, VRN, 2.58%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.35%	39,725	39,997
FNMA, Series 2017-C01, Class 1M2, VRN, 4.78%, 9/25/17, resets monthly off the 1-month LIBOR plus 3.55%	50,000	52,315
FNMA, Series 2017-C03, Class 1M1, VRN, 2.18%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.95%	23,107	23,166
FNMA, Series 2017-C03, Class 1M2, VRN, 4.23%, 9/25/17, resets monthly off the 1-month LIBOR plus 3.00%	30,000	30,559
FNMA, Series 2017-C06, Class 1M1, VRN, 1.99%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.75%	50,000	49,961
FNMA, Series 2017-C06, Class 2M1, VRN, 1.99%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.75%	50,000	50,037
		605,495
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,541,359)		1,567,841
ASSET-BACKED SECURITIES(4)(8) — 1.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(2)	50,000	50,007
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(2)	15,000	15,048
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	50,000	50,148
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	25,000	25,482
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	44,799	45,202
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	22,399	22,520
Colony American Homes, Series 2014-2A, Class A, VRN, 2.19%, 9/17/17, resets monthly off the 1-month LIBOR plus 0.95%(2)	37,939	38,023
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.48%, 9/17/17, resets monthly off the 1-month LIBOR plus 1.25%(2)	24,943	25,201
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(2)	50,000	50,274
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(2)	25,000	25,084
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(2)	75,000	74,841
Hertz Vehicle Financing LLC, Series 2013-1A, Class B2, 2.48%, 8/25/19(2)	40,000	39,811
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	6,312	6,301
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	43,545	43,158
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	8,870	8,935
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.43%, 9/17/17, resets monthly off the 1-month LIBOR plus 1.20%(2)	4,633	4,638
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(2)	6,623	6,692
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(2)	40,779	40,637
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(2)	6,797	6,788
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(2)	50,000	50,220
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.63%, 9/17/17, resets monthly off the 1-month LIBOR plus 1.40%(2)	15,000	15,236
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 8/17/34(2)	25,000	25,311
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	7,577	7,678
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 9/20/17(2)	19,237	19,244
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	6,584	6,591
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(2)	14,933	14,926
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(2)	18,036	18,111
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	5,085	5,087
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(2)	10,125	9,948
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	36,554	36,552
TOTAL ASSET-BACKED SECURITIES (Cost $784,312)		787,694
COMMERCIAL MORTGAGE-BACKED SECURITIES(4)(8) — 1.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	25,000	25,901
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	50,000	52,041

Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 9/1/17	25,000	27,284
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 9/1/17	10,000	10,753
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 9/1/17	10,000	10,753
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 9/1/17	15,000	16,027
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 9/1/17	25,000	25,782
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(2)	25,000	25,769
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)	25,000	25,712
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.93%, 9/15/17, resets monthly off the 1-month LIBOR plus 0.70%(2)	50,000	50,100
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	15,000	15,573
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 9/1/17	25,000	26,057
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	25,000	24,750
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 9/1/17(2)	10,000	9,943
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 9/1/17	25,000	26,166
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	20,000	20,954
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class B, VRN, 5.08%, 9/1/17	25,000	27,211
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	25,000	25,091
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	25,000	25,046
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	50,000	51,256
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, 7/15/50	25,000	25,671
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $544,558)		547,840
EXCHANGE-TRADED FUNDS — 0.7%
Alerian MLP ETF	15,054	168,605
iShares Russell 1000 Value ETF	1,930	223,474
TOTAL EXCHANGE-TRADED FUNDS (Cost $396,285)		392,079
TEMPORARY CASH INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,867,024	1,867,024
U.S. Treasury Bills, 1.05%, 11/9/17(5)(6)	30,000	29,946
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,896,965)		1,896,970
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $52,832,607)		55,986,494
OTHER ASSETS AND LIABILITIES — 0.1%		72,035
TOTAL NET ASSETS — 100.0%		$56,058,529

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	1,741,355	USD	104,148	Goldman Sachs & Co.	9/21/17	$(4,447)
ARS	690,749	USD	39,905	Goldman Sachs & Co.	9/21/17	(356)
USD	344	ARS	6,001	Goldman Sachs & Co.	9/21/17	1
USD	100,948	ARS	1,741,355	Goldman Sachs & Co.	9/21/17	1,247
AUD	144,801	USD	109,301	JPMorgan Chase Bank N.A.	9/21/17	5,787
USD	109,320	AUD	144,801	JPMorgan Chase Bank N.A.	9/21/17	(5,768)
BRL	25,158	USD	7,988	Morgan Stanley	9/21/17	(15)
USD	18,307	BRL	58,411	Morgan Stanley	9/21/17	(205)
USD	109,746	BRL	348,618	Morgan Stanley	9/21/17	(738)
CAD	146,159	USD	113,742	JPMorgan Chase Bank N.A.	9/21/17	3,326
USD	108,940	CAD	146,159	JPMorgan Chase Bank N.A.	9/21/17	(8,127)
CHF	104,604	USD	109,035	Credit Suisse AG	9/21/17	162
CHF	2,193	USD	2,299	Credit Suisse AG	9/29/17	(9)
USD	108,612	CHF	104,604	Credit Suisse AG	9/21/17	(584)

USD	83,284	CHF	80,372	Credit Suisse AG	9/29/17	(662)
USD	2,221	CHF	2,118	Credit Suisse AG	9/29/17	9
USD	2,383	CHF	2,288	Credit Suisse AG	9/29/17	(7)
USD	3,239	CHF	3,104	Credit Suisse AG	9/29/17	(2)
USD	2,495	CHF	2,396	Credit Suisse AG	9/29/17	(8)
USD	3,145	CHF	3,037	Credit Suisse AG	9/29/17	(27)
USD	12,085	CHF	11,688	Credit Suisse AG	9/29/17	(123)
CLP	1,087,156	USD	1,664	Goldman Sachs & Co.	9/21/17	74
CLP	4,857,180	USD	7,434	Goldman Sachs & Co.	9/21/17	332
CLP	67,401,458	USD	104,208	Goldman Sachs & Co.	9/21/17	3,550
CLP	71,818,592	USD	108,120	Goldman Sachs & Co.	9/21/17	6,700
CLP	73,086,862	USD	110,446	Goldman Sachs & Co.	9/21/17	6,401
USD	326,211	CLP	218,251,248	Goldman Sachs & Co.	9/21/17	(22,717)
USD	80,415	CLP	50,407,980	Goldman Sachs & Co.	9/21/17	(175)
COP	683,180,132	USD	219,672	Goldman Sachs & Co.	9/21/17	11,418
COP	328,541,231	USD	107,030	Goldman Sachs & Co.	9/21/17	4,101
USD	5,818	COP	17,350,148	Goldman Sachs & Co.	9/21/17	(51)
USD	109,547	COP	337,295,835	Goldman Sachs & Co.	9/21/17	(4,545)
USD	3,442	COP	10,290,812	Goldman Sachs & Co.	9/21/17	(39)
USD	14,946	COP	44,642,718	Goldman Sachs & Co.	9/21/17	(155)
USD	42,566	COP	126,676,956	Goldman Sachs & Co.	9/21/17	(283)
USD	39,775	COP	118,866,223	Goldman Sachs & Co.	9/21/17	(433)
USD	548	COP	1,621,394	Goldman Sachs & Co.	9/21/17	—
EUR	192,859	USD	218,382	JPMorgan Chase Bank N.A.	9/21/17	11,401
EUR	28,844	USD	34,298	UBS AG	9/29/17	84
EUR	5,474	USD	6,468	UBS AG	9/29/17	57
EUR	13,181	USD	15,808	UBS AG	9/29/17	(95)
EUR	6,601	USD	7,576	UBS AG	9/29/17	293
EUR	11,213	USD	13,137	UBS AG	9/29/17	229
USD	120,826	EUR	102,631	JPMorgan Chase Bank N.A.	9/21/17	(1,455)
USD	2,736	EUR	2,343	JPMorgan Chase Bank N.A.	9/21/17	(56)
USD	3,130	EUR	2,641	JPMorgan Chase Bank N.A.	9/21/17	(16)
USD	14,942	EUR	12,629	JPMorgan Chase Bank N.A.	9/21/17	(105)
USD	85,109	EUR	72,615	JPMorgan Chase Bank N.A.	9/21/17	(1,409)
USD	13,755	EUR	11,683	UBS AG	9/29/17	(170)
USD	134,130	EUR	119,403	UBS AG	9/29/17	(8,197)
USD	173,746	EUR	154,669	UBS AG	9/29/17	(10,618)
USD	7,554	EUR	6,607	UBS AG	9/29/17	(321)
USD	17,451	EUR	14,877	UBS AG	9/29/17	(283)
USD	23,248	EUR	19,551	UBS AG	9/29/17	(57)
GBP	84,253	USD	109,478	Credit Suisse AG	9/21/17	(471)
USD	14,325	GBP	11,024	Credit Suisse AG	9/21/17	62
USD	107,510	GBP	84,253	Credit Suisse AG	9/21/17	(1,497)
USD	73	GBP	56	Credit Suisse AG	9/21/17	—
USD	10,108	GBP	7,685	Morgan Stanley	9/29/17	162
USD	9,872	GBP	7,475	Morgan Stanley	9/29/17	198
USD	2,075	GBP	1,567	Morgan Stanley	9/29/17	47
USD	6,059	GBP	4,574	Morgan Stanley	9/29/17	140
USD	5,287	GBP	4,052	Morgan Stanley	9/29/17	43
USD	1,341	GBP	1,031	Morgan Stanley	9/29/17	6
USD	3,471	GBP	2,666	Morgan Stanley	9/29/17	21
USD	1,038	GBP	806	Morgan Stanley	9/29/17	(5)
HUF	29,704,132	USD	107,399	Goldman Sachs & Co.	9/21/17	8,351

HUF	59,172,633	USD	224,234	Goldman Sachs & Co.	9/21/17	6,347
USD	3,388	HUF	880,215	Goldman Sachs & Co.	9/21/17	(42)
USD	109,034	HUF	29,704,132	Goldman Sachs & Co.	9/21/17	(6,715)
USD	7,994	HUF	2,048,376	Goldman Sachs & Co.	9/21/17	12
USD	14,951	HUF	3,839,857	Goldman Sachs & Co.	9/21/17	(12)
USD	83,110	HUF	21,209,666	JPMorgan Chase Bank N.A.	9/21/17	461
USD	1,779	HUF	453,076	JPMorgan Chase Bank N.A.	9/21/17	14
USD	120,574	HUF	30,741,443	JPMorgan Chase Bank N.A.	9/21/17	782
IDR	1,478,339,287	USD	110,159	Goldman Sachs & Co.	9/22/17	613
USD	7,195	IDR	96,266,461	Goldman Sachs & Co.	9/22/17	(18)
USD	102,871	IDR	1,382,072,826	Goldman Sachs & Co.	9/22/17	(688)
INR	7,007,237	USD	107,737	Morgan Stanley	9/21/17	1,674
USD	107,539	INR	7,007,237	Morgan Stanley	9/21/17	(1,873)
JPY	11,900,313	USD	109,286	Credit Suisse AG	9/21/17	(958)
JPY	13,101,876	USD	120,013	Credit Suisse AG	9/21/17	(747)
JPY	95,666	USD	869	Credit Suisse AG	9/21/17	2
JPY	60,631	USD	551	Credit Suisse AG	9/21/17	1
USD	106,998	JPY	11,900,313	Credit Suisse AG	9/21/17	(1,330)
KRW	17,712,274	USD	15,798	Morgan Stanley	9/21/17	(43)
KRW	3,563,345	USD	3,129	Morgan Stanley	9/21/17	40
KRW	3,435,022	USD	3,047	Morgan Stanley	9/21/17	8
USD	110,966	KRW	125,247,770	Morgan Stanley	9/21/17	(438)
USD	110,772	KRW	124,618,283	Morgan Stanley	9/21/17	(73)
MXN	1,965,637	USD	106,530	JPMorgan Chase Bank N.A.	9/21/17	3,126
USD	107,189	MXN	1,965,637	JPMorgan Chase Bank N.A.	9/21/17	(2,467)
MYR	1,391,970	USD	327,599	Goldman Sachs & Co.	9/21/17	(1,499)
MYR	546,633	USD	127,480	Goldman Sachs & Co.	9/21/17	581
MYR	6,263	USD	1,456	Goldman Sachs & Co.	9/21/17	11
MYR	342,041	USD	79,739	Goldman Sachs & Co.	9/21/17	392
MYR	597,663	USD	140,527	Goldman Sachs & Co.	9/21/17	(511)
USD	321,992	MYR	1,391,970	Goldman Sachs & Co.	9/21/17	(4,109)
USD	8,369	MYR	35,905	Goldman Sachs & Co.	9/21/17	(42)
USD	629	MYR	2,688	Goldman Sachs & Co.	9/21/17	(1)
NOK	640,603	USD	80,220	JPMorgan Chase Bank N.A.	9/21/17	2,383
NOK	919,187	USD	114,012	JPMorgan Chase Bank N.A.	9/21/17	4,514
USD	324	NOK	2,580	JPMorgan Chase Bank N.A.	9/21/17	(8)
USD	108,827	NOK	919,187	JPMorgan Chase Bank N.A.	9/21/17	(9,699)
USD	1,658	NOK	12,899	JPMorgan Chase Bank N.A.	9/21/17	(5)
NZD	27,715	USD	20,126	Goldman Sachs & Co.	9/21/17	(233)
NZD	2,054	USD	1,535	JPMorgan Chase Bank N.A.	9/21/17	(61)
NZD	9,953	USD	7,429	JPMorgan Chase Bank N.A.	9/21/17	(285)
NZD	152,554	USD	109,709	JPMorgan Chase Bank N.A.	9/21/17	(209)
USD	329	NZD	453	JPMorgan Chase Bank N.A.	9/21/17	4
USD	217,194	NZD	302,681	JPMorgan Chase Bank N.A.	9/21/17	(65)
PHP	7,181,271	USD	140,150	Goldman Sachs & Co.	9/21/17	(46)
PHP	10,577,943	USD	207,614	Morgan Stanley	9/21/17	(1,242)
PHP	5,589,028	USD	109,428	Morgan Stanley	9/21/17	(388)
USD	240	PHP	12,328	Goldman Sachs & Co.	9/21/17	—
USD	324,312	PHP	16,166,971	Morgan Stanley	9/21/17	8,901
PLN	53,757	USD	14,913	Goldman Sachs & Co.	9/21/17	158
PLN	809,200	USD	216,652	Goldman Sachs & Co.	9/21/17	10,199
PLN	10,850	USD	3,017	Goldman Sachs & Co.	9/21/17	25
PLN	12,934	USD	3,544	Goldman Sachs & Co.	9/21/17	82

PLN	448,763	USD	126,378	Goldman Sachs & Co.	9/21/17	(572)
PLN	284,263	USD	80,064	Goldman Sachs & Co.	9/21/17	(374)
USD	218,423	PLN	809,200	Goldman Sachs & Co.	9/21/17	(8,428)
USD	222,911	PLN	810,567	Goldman Sachs & Co.	9/21/17	(4,323)
RUB	6,141,562	USD	106,274	Morgan Stanley	9/21/17	(708)
RUB	5,005,285	USD	82,087	Morgan Stanley	9/21/17	3,947
USD	3,522	RUB	210,743	Morgan Stanley	9/21/17	(101)
USD	104,573	RUB	6,141,562	Morgan Stanley	9/21/17	(992)
USD	1,830	RUB	106,675	Morgan Stanley	9/21/17	(4)
SGD	31,972	USD	23,559	Credit Suisse AG	9/29/17	23
SGD	76,722	USD	56,356	Credit Suisse AG	9/29/17	234
SGD	11,396	USD	8,435	UBS AG	9/29/17	(29)
USD	22,135	SGD	30,119	Credit Suisse AG	9/29/17	(80)
USD	127,619	SGD	176,981	Credit Suisse AG	9/29/17	(2,920)
USD	5,853	SGD	7,993	Credit Suisse AG	9/29/17	(43)
USD	40,652	SGD	55,269	Credit Suisse AG	9/29/17	(114)
THB	282,091	USD	8,488	Goldman Sachs & Co.	9/21/17	14
THB	27,501	USD	829	Goldman Sachs & Co.	9/21/17	—
USD	1,092	THB	36,319	Goldman Sachs & Co.	9/21/17	(3)
USD	79,633	THB	2,647,867	Goldman Sachs & Co.	9/21/17	(173)
USD	127,023	THB	4,251,971	Goldman Sachs & Co.	9/21/17	(1,130)
USD	281,053	THB	9,336,597	Goldman Sachs & Co.	9/21/17	(349)
TRY	764,796	USD	210,138	Goldman Sachs & Co.	9/21/17	10,078
TRY	17,929	USD	5,015	Goldman Sachs & Co.	9/21/17	147
USD	245	TRY	874	Goldman Sachs & Co.	9/21/17	(7)
USD	14,687	TRY	52,614	Goldman Sachs & Co.	9/21/17	(463)
USD	84,899	TRY	303,718	Goldman Sachs & Co.	9/21/17	(2,554)
USD	3,049	TRY	10,578	JPMorgan Chase Bank N.A.	9/21/17	4
TWD	229,433	USD	7,599	Morgan Stanley	9/21/17	27
TWD	1,248,541	USD	41,390	Morgan Stanley	9/21/17	110
TWD	1,883,580	USD	62,228	Morgan Stanley	9/21/17	380
TWD	3,179,948	USD	104,810	Morgan Stanley	9/21/17	888
USD	217,615	TWD	6,541,502	Morgan Stanley	9/21/17	182
ZAR	113,288	USD	8,470	Goldman Sachs & Co.	9/21/17	215
ZAR	1,395,031	USD	107,217	Goldman Sachs & Co.	9/21/17	(261)
ZAR	1,572,057	USD	117,054	Goldman Sachs & Co.	9/21/17	3,475
ZAR	38,970	USD	2,990	Goldman Sachs & Co.	9/21/17	(3)
USD	120,482	ZAR	1,602,811	Goldman Sachs & Co.	9/21/17	(2,405)
USD	106,562	ZAR	1,395,031	Goldman Sachs & Co.	9/21/17	(395)
USD	127,660	ZAR	1,660,024	Goldman Sachs & Co.	9/21/17	386
USD	1,902	ZAR	25,321	Goldman Sachs & Co.	9/21/17	(40)
						$(9,867)

FUTURES CONTRACTS PURCHASED
Referenced Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	1	December 2017	USD	100,000	$136,531	$(205)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America High Yield Index Series 26	Sell	5.00%	6/20/21	USD	148,500	$3,041	$10,158	$13,199
Markit CDX North America High Yield Index Series 27	Sell	5.00%	12/20/21	USD	148,500	6,195	6,795	12,990
Markit CDX North America Investment Grade Index Series 28	Sell	1.00%	6/20/22	USD	100,000	1,888	195	2,083
						$11,124	$17,148	$28,272

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CMT	-	Constant Maturity Treasury
COP	-	Colombian Peso
DAC	-	Designated Activity Company
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,800,372, which represented 5.0% of total net assets.

(3)	Equity-linked debt security. The aggregated value of these securities at the period end was $325,002, which represented 0.6% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward foreign currency exchange contracts, futures contracts and/or swap aggrements. At the period end, the aggregate value of securities pledged was $29,945.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(8)	The variable rate indicated resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	25,900,770	—	—
Common Stocks	12,270,439	749,896	—
Preferred Stocks	2,406,885	3,608,997	—
Corporate Bonds	—	2,616,463	—
Convertible Bonds	—	1,658,833	—
Convertible Preferred Stocks	—	1,581,787	—
Collateralized Mortgage Obligations	—	1,567,841	—
Asset-Backed Securities	—	787,694	—
Commercial Mortgage-Backed Securities	—	547,840	—
Exchange-Traded Funds	392,079	—	—
Temporary Cash Investments	1,867,024	29,946	—
	42,837,197	13,149,297	—
Other Financial Instruments
Swap Agreements	—	28,272	—
Forward Foreign Currency Exchange Contracts	—	124,642	—
	—	152,914	—

Liabilities
Other Financial Instruments
Futures Contracts	205	—	—
Forward Foreign Currency Exchange Contracts	—	134,509	—
	205	134,509	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended August 31, 2017 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)

Emerging Markets Debt R6 Class	$5,806	$1,944	$2,323	$258	$5,685	544	$8	$222
Emerging Markets Value I Class	1,321	605	455	237	1,708	188	37	20
High-Yield R6 Class	11,352	4,133	4,566	289	11,208	1,946	20	455
International Value R6 Class	4,480	3,536	1,999	734	6,751	773	151	135
Utilities Investor Class	512	51	29	15	549	29	(1)	34
	$23,471	$10,269	$9,372	$1,533	$25,901		$215	$866

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$53,427,845
Gross tax appreciation of investments	$2,811,675
Gross tax depreciation of investments	(253,026)
Net tax appreciation (depreciation) of investments	$2,558,649

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
August 31, 2017

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 77.8%
Aerospace and Defense — 1.3%
AAR Corp.	2,646	95,415
Astronics Corp.(1)	237	6,231
Boeing Co. (The)	21,689	5,197,986
Curtiss-Wright Corp.	794	76,875
Hexcel Corp.	3,359	180,613
KLX, Inc.(1)	1,957	93,818
L3 Technologies, Inc.	4,727	857,856
Lockheed Martin Corp.	4,133	1,262,177
Mercury Systems, Inc.(1)	2,299	110,927
Northrop Grumman Corp.	285	77,580
Textron, Inc.	29,928	1,469,165
United Technologies Corp.	26,155	3,131,277
		12,559,920
Air Freight and Logistics — 0.2%
Royal Mail plc	49,178	250,680
XPO Logistics, Inc.(1)	28,381	1,736,917
		1,987,597
Airlines — 0.4%
American Airlines Group, Inc.	7,609	340,427
Delta Air Lines, Inc.	30,710	1,449,205
Deutsche Lufthansa AG	25,500	639,611
Qantas Airways Ltd.	122,052	554,984
Ryanair Holdings plc ADR(1)	8,144	925,973
		3,910,200
Auto Components — 0.7%
BorgWarner, Inc.	2,960	137,374
Bridgestone Corp.	15,600	669,636
Cooper Tire & Rubber Co.	1,121	37,666
Delphi Automotive plc	29,959	2,888,048
Faurecia	2,185	127,078
Hota Industrial Manufacturing Co. Ltd.	81,851	382,418
Ichikoh Industries Ltd.	28,000	186,183
LCI Industries	1,588	156,894
Motherson Sumi Systems Ltd.	138,091	665,546
Nokian Renkaat Oyj	3,651	154,338
Schaeffler AG Preference Shares	14,668	206,744
Stoneridge, Inc.(1)	2,211	36,614
Tenneco, Inc.	1,373	74,417
Toyota Boshoku Corp.	13,700	271,046
TS Tech Co. Ltd.	4,300	134,552
Valeo SA	11,242	751,860
		6,880,414
Automobiles — 1.0%
Astra International Tbk PT	607,200	358,395

Brilliance China Automotive Holdings Ltd.	518,000	1,340,383
Daimler AG	216	15,744
Ferrari NV	1,580	180,756
Fiat Chrysler Automobiles NV(1)	15,689	236,264
Ford Motor Co.	111,589	1,230,827
Geely Automobile Holdings Ltd.	329,000	808,863
Honda Motor Co. Ltd.	8,500	238,218
Honda Motor Co. Ltd. ADR	35,507	997,747
Peugeot SA	25,566	539,766
Subaru Corp.	18,500	648,892
Suzuki Motor Corp.	9,600	482,554
Tata Motors Ltd.(1)	61,400	361,669
Tofas Turk Otomobil Fabrikasi AS	80,865	739,904
Toyota Motor Corp.	18,100	1,017,986
		9,197,968
Banks — 5.8%
Ameris Bancorp	1,324	58,322
Associated Banc-Corp.	6,684	146,380
Australia & New Zealand Banking Group Ltd.	46,920	1,096,592
Banco Bilbao Vizcaya Argentaria SA	6,668	58,915
Banco do Brasil SA	26,900	260,724
Banco Macro SA ADR	4,042	419,600
Banco Santander SA	139,454	906,266
Bank Mandiri Persero Tbk PT	830,100	815,043
Bank of America Corp.	126,938	3,032,549
Bank of Hawaii Corp.	3,199	249,938
Bank of the Ozarks, Inc.	3,987	171,282
Bank Rakyat Indonesia Persero Tbk PT	549,600	623,048
Bankia SA	27,890	135,762
BankUnited, Inc.	15,869	528,120
BB&T Corp.	59,295	2,732,907
Bendigo and Adelaide Bank Ltd.	18,987	180,370
BNP Paribas SA	32,824	2,497,306
BOC Hong Kong Holdings Ltd.	95,500	486,302
Boston Private Financial Holdings, Inc.	4,577	67,282
CaixaBank SA	84,610	436,941
Capital Bank Financial Corp., Class A	549	20,642
Capitec Bank Holdings Ltd.	7,778	538,414
Cathay General Bancorp.	2,803	98,862
China CITIC Bank Corp. Ltd., H Shares	44,000	29,068
China Construction Bank Corp., H Shares	379,000	332,229
Citigroup, Inc.	9,024	613,903
Comerica, Inc.	1,265	86,336
Commerce Bancshares, Inc.	8,046	442,450
Commercial International Bank Egypt S.A.E.	49,996	238,135
Commercial International Bank Egypt S.A.E. GDR	33,959	155,193
Commonwealth Bank of Australia	5,464	329,245
Credicorp Ltd.	2,295	465,518
DNB ASA	31,590	616,901

East West Bancorp, Inc.	14,185	785,423
Erste Group Bank AG	30,212	1,276,609
FCB Financial Holdings, Inc., Class A(1)	4,080	177,888
FinecoBank Banca Fineco SpA	23,130	198,666
First Financial Bankshares, Inc.	728	29,156
First Hawaiian, Inc.	3,293	89,207
FNB Corp.	8,250	104,692
Grupo Financiero Banorte SAB de CV	79,820	544,656
Hana Financial Group, Inc.	16,972	737,520
HDFC Bank Ltd.	62,147	1,728,319
HSBC Holdings plc (Hong Kong)	96,400	936,191
HSBC Holdings plc (London)	223,451	2,168,529
Industrial & Commercial Bank of China Ltd., H Shares	1,601,770	1,199,421
ING Groep NV	48,615	862,319
Itau Unibanco Holding SA ADR	55,853	713,243
Itau Unibanco Holding SA Preference Shares	34,500	441,463
JPMorgan Chase & Co.	26,582	2,416,038
Kasikornbank PCL	40,100	254,814
KBC Group NV	22,918	1,883,328
LegacyTexas Financial Group, Inc.	2,618	94,222
Lloyds Banking Group plc	218,141	180,022
M&T Bank Corp.	11,202	1,656,328
Mebuki Financial Group, Inc.	28,600	101,460
Mitsubishi UFJ Financial Group, Inc.	125,500	769,542
Mizuho Financial Group, Inc.	218,400	375,671
Moneta Money Bank AS	85,722	300,589
OTP Bank plc	18,488	751,932
Oversea-Chinese Banking Corp. Ltd.	55,700	458,844
PNC Financial Services Group, Inc. (The)	19,131	2,399,219
Sberbank of Russia PJSC ADR	62,861	858,053
Societe Generale SA	16,798	940,468
Southside Bancshares, Inc.	1,679	54,853
Sumitomo Mitsui Financial Group, Inc.	11,600	434,096
SunTrust Banks, Inc.	6,955	383,220
SVB Financial Group(1)	3,052	516,826
Texas Capital Bancshares, Inc.(1)	1,371	101,797
U.S. Bancorp	73,182	3,750,577
UMB Financial Corp.	3,860	259,083
UniCredit SpA(1)	46,244	940,825
Unione di Banche Italiane SpA	24,950	115,183
United Overseas Bank Ltd.	8,800	155,953
Valley National Bancorp	40,039	448,036
Wells Fargo & Co.	43,654	2,229,410
Westamerica Bancorporation	8,329	429,360
Western Alliance Bancorp(1)	1,474	71,091
Westpac Banking Corp.	26,758	665,153
Yes Bank Ltd.	2,443	66,994
Zions Bancorporation	17,748	774,878
		55,701,712

Beverages — 1.0%
Boston Beer Co., Inc. (The), Class A(1)	2,687	400,363
China Resources Beer Holdings Co. Ltd.	56,000	140,541
Coca-Cola Amatil Ltd.	12,373	79,179
Coca-Cola Bottlers Japan, Inc.	4,400	150,889
Coca-Cola Bottling Co. Consolidated	323	68,989
Coca-Cola Co. (The)	2,432	110,778
Constellation Brands, Inc., Class A	3,877	775,788
Davide Campari-Milano SpA	7,120	51,534
Diageo plc	36,000	1,206,618
Fevertree Drinks plc	4,310	137,437
Heineken NV	6,990	733,352
MGP Ingredients, Inc.	1,154	64,889
Molson Coors Brewing Co., Class B	8,175	733,706
Monster Beverage Corp.(1)	18,081	1,009,281
PepsiCo, Inc.	22,890	2,649,060
Treasury Wine Estates Ltd.	147,114	1,693,411
		10,005,815
Biotechnology — 2.1%
AbbVie, Inc.	31,732	2,389,420
Aimmune Therapeutics, Inc.(1)	1,321	28,402
Alder Biopharmaceuticals, Inc.(1)	1,260	12,348
Alexion Pharmaceuticals, Inc.(1)	8,117	1,155,942
Amgen, Inc.	16,203	2,880,407
Amicus Therapeutics, Inc.(1)	1,415	19,725
Arena Pharmaceuticals, Inc.(1)	1,137	26,356
Avexis, Inc.(1)	247	23,057
Axovant Sciences Ltd.(1)	255	5,100
Biogen, Inc.(1)	8,852	2,802,189
Biohaven Pharmaceutical Holding Co. Ltd.(1)	558	19,949
BioMarin Pharmaceutical, Inc.(1)	5,354	482,877
Bioverativ, Inc.(1)	8,656	490,709
Celgene Corp.(1)	17,697	2,458,644
Clovis Oncology, Inc.(1)	604	45,946
CSL Ltd.	11,130	1,137,118
DBV Technologies SA(1)	720	63,701
Exact Sciences Corp.(1)	1,153	48,299
FibroGen, Inc.(1)	1,176	56,683
Flexion Therapeutics, Inc.(1)	1,576	40,503
Galapagos NV(1)	2,515	231,345
Genmab A/S(1)	438	102,220
Gilead Sciences, Inc.	12,366	1,035,158
Halozyme Therapeutics, Inc.(1)	2,178	28,336
Incyte Corp.(1)	9,670	1,328,755
Jounce Therapeutics, Inc.(1)	419	7,119
Kite Pharma, Inc.(1)	590	105,014
Ligand Pharmaceuticals, Inc., Class B(1)	284	36,599
Medy-Tox, Inc.	1,702	859,000
Neurocrine Biosciences, Inc.(1)	351	19,867

PeptiDream, Inc.(1)	3,200	111,630
Portola Pharmaceuticals, Inc.(1)	795	50,443
Prothena Corp. plc(1)	414	25,436
Puma Biotechnology, Inc.(1)	425	39,312
Radius Health, Inc.(1)	704	26,492
Regeneron Pharmaceuticals, Inc.(1)	2,538	1,261,132
Sage Therapeutics, Inc.(1)	454	37,341
Sarepta Therapeutics, Inc.(1)	750	30,217
Seegene, Inc.(1)	11,080	309,525
Spark Therapeutics, Inc.(1)	539	44,376
Ultragenyx Pharmaceutical, Inc.(1)	510	29,101
Vitrolife AB	1,290	108,288
		20,014,081
Building Products — 0.8%
Apogee Enterprises, Inc.	910	39,767
Continental Building Products, Inc.(1)	479	11,664
CSW Industrials, Inc.(1)	3,452	144,466
Daikin Industries Ltd.	8,600	860,117
dormakaba Holding AG	72	64,909
Fortune Brands Home & Security, Inc.	10,130	633,429
Johnson Controls International plc	108,489	4,295,080
Lennox International, Inc.	2,871	475,811
LIXIL Group Corp.	6,800	178,389
Masonite International Corp.(1)	758	47,981
NCI Building Systems, Inc.(1)	1,508	25,334
Nichias Corp.	8,000	93,728
Owens Corning	7,661	567,910
PGT Innovations, Inc.(1)	5,499	72,587
Sanwa Holdings Corp.	12,200	136,055
USG Corp.(1)	4,813	144,390
		7,791,617
Capital Markets — 2.4%
3i Group plc	53,914	675,899
Affiliated Managers Group, Inc.	9,159	1,618,304
Ameriprise Financial, Inc.	10,461	1,448,953
Ares Management LP	4,367	79,261
AURELIUS Equity Opportunities SE & Co. KGaA	3,500	207,621
Bank of New York Mellon Corp. (The)	40,670	2,126,228
BlackRock, Inc.	1,753	734,524
Brookfield Asset Management, Inc., Class A	6,113	241,779
Burford Capital Ltd.	14,050	210,204
CBOE Holdings, Inc.	7,034	709,660
Charles Schwab Corp. (The)	28,539	1,138,706
Daiwa Securities Group, Inc.	46,000	251,811
Deutsche Boerse AG	4,795	512,540
Donnelley Financial Solutions, Inc.(1)	1,195	25,585
Evercore, Inc., Class A	17,359	1,309,737
Goldman Sachs Group, Inc. (The)	996	222,845
Hamilton Lane, Inc., Class A	1,076	25,221

Intermediate Capital Group plc	19,660	225,751
Invesco Ltd.	65,902	2,160,268
Investec plc	14,956	114,104
Julius Baer Group Ltd.	25,648	1,433,581
London Stock Exchange Group plc	26,610	1,359,172
Moelis & Co., Class A	1,815	71,511
Nasdaq, Inc.	2,918	219,959
NEX Group plc	17,300	148,317
Northern Trust Corp.	17,532	1,551,582
Partners Group Holding AG	380	246,478
S&P Global, Inc.	10,204	1,574,783
SBI Holdings, Inc.	10,100	140,381
SEI Investments Co.	17,205	1,005,804
St. James's Place plc	46,124	687,683
State Street Corp.	2,141	198,021
Stifel Financial Corp.	1,416	67,614
T. Rowe Price Group, Inc.	3,244	273,664
UBS Group AG	22,551	371,558
		23,389,109
Chemicals — 1.5%
Air Products & Chemicals, Inc.	11,088	1,611,862
Arkema SA	8,624	937,121
BASF SE	1,490	144,332
Cabot Corp.	18,981	999,919
Chemours Co. (The)	785	38,520
Chr Hansen Holding A/S	9,380	807,022
Covestro AG	2,337	183,645
Dow Chemical Co. (The)	13,100	873,115
FMC Corp.	15,674	1,351,412
Hitachi Chemical Co. Ltd.	8,600	232,807
Huntsman Corp.	25,718	683,327
Ingevity Corp.(1)	6,645	418,436
Innophos Holdings, Inc.	2,865	130,816
Innospec, Inc.	1,620	89,910
Koppers Holdings, Inc.(1)	1,164	45,629
Lotte Chemical Corp.	235	83,259
LyondellBasell Industries NV, Class A	7,440	673,989
Mexichem SAB de CV	238,177	634,100
Minerals Technologies, Inc.	1,693	108,352
Mitsubishi Chemical Holdings Corp.	56,400	524,830
Monsanto Co.	4,514	529,041
PolyOne Corp.	2,803	101,300
PPG Industries, Inc.	13,581	1,416,770
Scotts Miracle-Gro Co. (The), Class A	4,342	415,052
Sensient Technologies Corp.	1,752	126,407
Tosoh Corp.	53,000	621,913
Umicore SA	1,270	94,870
Valvoline, Inc.	2,097	44,645
WR Grace & Co.	1,500	107,220
		14,029,621

Commercial Services and Supplies — 0.3%
Advanced Disposal Services, Inc.(1)	4,513	107,590
Brink's Co. (The)	10,316	809,290
Ceco Environmental Corp.	335	2,502
Deluxe Corp.	841	58,323
Downer EDI Ltd.	73,543	416,256
G4S plc	86,926	318,666
InnerWorkings, Inc.(1)	4,921	51,523
Interface, Inc.	1,493	28,367
Loomis AB, B Shares	3,175	115,800
LSC Communications, Inc.	1,044	16,819
MSA Safety, Inc.	426	31,038
Multi-Color Corp.	1,012	80,758
Rentokil Initial plc	65,020	256,016
Republic Services, Inc.	7,228	471,555
SP Plus Corp.(1)	398	14,686
Waste Management, Inc.	6,411	494,352
		3,273,541
Communications Equipment — 0.7%
ARRIS International plc(1)	1,378	38,391
Ciena Corp.(1)	2,412	52,123
Cisco Systems, Inc.	130,952	4,217,964
F5 Networks, Inc.(1)	530	63,271
Lumentum Holdings, Inc.(1)	609	34,622
Palo Alto Networks, Inc.(1)	19,998	2,653,535
		7,059,906
Construction and Engineering — 0.3%
Argan, Inc.	621	39,341
China Railway Construction Corp. Ltd., H Shares	334,500	438,549
Dycom Industries, Inc.(1)	662	53,410
Granite Construction, Inc.	2,392	132,110
Jacobs Engineering Group, Inc.	7,082	385,898
Larsen & Toubro Ltd.	18,389	326,868
Maeda Corp.	4,000	48,865
NCC AB, B Shares	12,406	323,665
Peab AB	13,367	153,508
Penta-Ocean Construction Co. Ltd.	24,500	147,087
SHO-BOND Holdings Co. Ltd.	1,900	105,253
Taisei Corp.	21,000	210,697
Valmont Industries, Inc.	401	57,564
		2,422,815
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., H Shares	143,000	533,572
Cemex SAB de CV ADR(1)	32,494	302,519
CRH plc	37,170	1,298,046
HeidelbergCement AG	7,430	713,353
Summit Materials, Inc., Class A(1)	4,633	136,859
Vulcan Materials Co.	8,518	1,032,892
Wienerberger AG	7,816	168,692
		4,185,933
Consumer Finance — 0.4%
Aiful Corp.(1)	30,900	107,371

American Express Co.	12,482	1,074,700
Bharat Financial Inclusion Ltd.(1)	23,544	323,864
Credit Acceptance Corp.(1)	752	204,770
Discover Financial Services	8,473	499,483
Green Dot Corp., Class A(1)	1,897	91,397
KRUK SA	5,180	495,086
OneMain Holdings, Inc.(1)	8,770	240,035
Srisawad Corp. PCL	283,995	438,330
		3,475,036
Containers and Packaging — 0.6%
AptarGroup, Inc.	537	44,899
Ball Corp.	32,129	1,284,839
Bemis Co., Inc.	8,680	369,855
CCL Industries, Inc., Class B	3,030	140,563
Graphic Packaging Holding Co.	61,806	806,568
Klabin SA	50,100	271,680
Packaging Corp. of America	7,261	816,209
RPC Group plc	35,155	421,405
Silgan Holdings, Inc.	4,715	141,874
Sonoco Products Co.	10,298	496,981
WestRock Co.	19,428	1,105,647
		5,900,520
Distributors — 0.1%
LKQ Corp.(1)	18,101	627,200
Diversified Consumer Services — 0.4%
AA plc	19,606	40,564
Bright Horizons Family Solutions, Inc.(1)	1,840	147,071
Capella Education Co.	310	20,879
Chegg, Inc.(1)	7,884	111,874
H&R Block, Inc.	42,553	1,137,867
Kroton Educacional SA	131,300	748,296
New Oriental Education & Technology Group, Inc. ADR	7,771	635,279
TAL Education Group ADR	45,947	1,398,167
		4,239,997
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	5,704	1,033,337
Challenger Ltd.	10,250	102,179
Compass Diversified Holdings	8,091	138,356
Industrivarden AB, C Shares	7,918	187,543
Investor AB, B Shares	2,014	94,189
Kinnevik AB, B Shares	7,366	221,654
L E Lundbergforetagen AB, B Shares	2,204	170,728
Leucadia National Corp.	47,647	1,128,281
ORIX Corp.	21,000	336,103
		3,412,370
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	33,688	1,261,952
Deutsche Telekom AG	12,023	216,982
HKT Trust & HKT Ltd.	127,000	163,908

Level 3 Communications, Inc.(1)	13,049	710,257
LG Uplus Corp.	15,017	183,784
Masmovil Ibercom SA(1)	374	27,604
Nippon Telegraph & Telephone Corp.	11,800	586,914
Orange SA	19,061	323,917
PCCW Ltd.	331,000	184,412
Swisscom AG	1,314	662,652
TDC A/S	12,611	75,133
Telefonica Deutschland Holding AG	9,721	52,608
Telefonica SA	38,170	411,636
Telekomunikasi Indonesia Persero Tbk PT	1,565,000	550,131
Telenor ASA	1,443	29,221
Telstra Corp. Ltd.	61,748	180,148
Verizon Communications, Inc.	52,348	2,511,133
		8,132,392
Electric Utilities — 0.9%
ALLETE, Inc.	935	72,303
Edison International	20,962	1,680,733
EDP - Energias de Portugal SA	99,126	380,565
Endesa SA	24,641	594,451
Enel SpA	29,803	180,411
Eversource Energy	4,002	252,126
FirstEnergy Corp.	35,334	1,151,182
PG&E Corp.	21,602	1,520,349
Pinnacle West Capital Corp.	4,661	419,350
PPL Corp.	14,900	584,676
Spark Energy, Inc., Class A	872	13,821
Tata Power Co. Ltd. (The)	84,922	105,279
Westar Energy, Inc.	3,054	156,701
Xcel Energy, Inc.	33,077	1,637,311
		8,749,258
Electrical Equipment — 0.6%
AMETEK, Inc.	8,558	541,293
AZZ, Inc.	1,163	56,871
Eaton Corp. plc	29,165	2,092,880
Emerson Electric Co.	9,039	533,663
Havells India Ltd.	49,070	374,859
Hubbell, Inc.	6,134	691,854
Melrose Industries plc	102,886	292,692
Nordex SE(1)	2,331	32,384
Rockwell Automation, Inc.	2,329	382,096
Sensata Technologies Holding NV(1)	4,004	178,819
Thermon Group Holdings, Inc.(1)	2,725	45,017
Vestas Wind Systems A/S	5,551	505,577
		5,728,005
Electronic Equipment, Instruments and Components — 1.1%
AAC Technologies Holdings, Inc.	58,500	1,066,728
Alps Electric Co. Ltd.	3,100	85,159
Anritsu Corp.	6,700	53,327

AVX Corp.	1,039	18,131
Belden, Inc.	907	69,903
CDW Corp.	10,582	671,110
Coherent, Inc.(1)	207	48,297
Corning, Inc.	3,009	86,539
Dolby Laboratories, Inc., Class A	16,370	826,030
Fabrinet(1)	979	38,024
Hexagon AB, B Shares	17,760	871,488
Keyence Corp.	2,000	1,041,707
Keysight Technologies, Inc.(1)	15,175	620,051
Landis+Gyr Group AG(1)	568	43,802
Largan Precision Co. Ltd.	2,000	386,361
LG Innotek Co. Ltd.	2,948	482,357
National Instruments Corp.	15,216	614,574
Omron Corp.	3,100	155,656
OSI Systems, Inc.(1)	916	76,083
Sunny Optical Technology Group Co. Ltd.	71,000	1,017,947
TE Connectivity Ltd.	20,080	1,598,368
Topcon Corp.	9,200	162,434
Trimble, Inc.(1)	15,620	604,182
TTM Technologies, Inc.(1)	4,639	66,059
VeriFone Systems, Inc.(1)	4,073	80,523
		10,784,840
Energy Equipment and Services — 1.0%
Baker Hughes	41,606	1,410,443
Basic Energy Services, Inc.(1)	967	13,770
Dril-Quip, Inc.(1)	16,321	612,854
Halliburton Co.	22,512	877,293
Helix Energy Solutions Group, Inc.(1)	2,293	14,377
Helmerich & Payne, Inc.	6,595	279,232
Keane Group, Inc.(1)	1,120	14,504
Mammoth Energy Services, Inc.(1)	2,831	39,011
National Oilwell Varco, Inc.	19,283	591,410
Schlumberger Ltd.	76,170	4,837,557
Subsea 7 SA	16,893	243,228
TechnipFMC plc(1)	3,704	95,674
Trican Well Service Ltd.(1)	42,630	126,311
		9,155,664
Equity Real Estate Investment Trusts (REITs) — 3.5%
Activia Properties, Inc.	61	268,004
Alexandria Real Estate Equities, Inc.	6,802	825,151
Allied Properties Real Estate Investment Trust	10,345	320,685
American Tower Corp.	9,065	1,342,073
Apartment Investment & Management Co., Class A	6,317	286,350
Armada Hoffler Properties, Inc.	3,217	43,011
Ascendas Real Estate Investment Trust	94,700	185,775
AvalonBay Communities, Inc.	1,234	231,659
Boston Properties, Inc.	7,227	871,576
British Land Co. plc (The)	27,878	220,440

Camden Property Trust	4,177	373,758
CapitaLand Mall Trust	117,700	188,362
CareTrust REIT, Inc.	2,152	41,512
Charter Hall Group	37,464	168,864
Chatham Lodging Trust	822	16,670
Community Healthcare Trust, Inc.	1,638	43,505
Crown Castle International Corp.	7,376	799,853
CubeSmart	9,946	245,169
CyrusOne, Inc.	4,827	304,246
Daiwa House REIT Investment Corp.	135	330,086
Dexus	62,790	478,684
DiamondRock Hospitality Co.	1,851	20,343
Digital Realty Trust, Inc.	4,811	569,334
Empire State Realty Trust, Inc.	23,622	480,708
EPR Properties	301	20,968
Equinix, Inc.	1,449	678,726
Equity Residential	23,939	1,607,504
Essex Property Trust, Inc.	1,925	511,992
Four Corners Property Trust, Inc.	771	19,591
Gaming and Leisure Properties, Inc.	23,523	921,866
Gecina SA	4,565	711,364
GGP, Inc.	14,661	304,216
Goodman Group	77,988	513,951
Healthcare Trust of America, Inc., Class A	8,372	260,118
Hulic Reit, Inc.	194	293,819
Invitation Homes, Inc.	3,422	79,185
Kimco Realty Corp.	18,680	366,502
Kite Realty Group Trust	5,445	109,553
Lexington Realty Trust	2,707	26,691
Link REIT	72,000	594,346
MedEquities Realty Trust, Inc.	5,341	61,261
Medical Properties Trust, Inc.	3,397	44,705
Merlin Properties Socimi SA	22,210	306,042
MGM Growth Properties LLC, Class A	14,118	432,011
National Health Investors, Inc.	1,035	82,986
Nippon Prologis REIT, Inc.	131	284,557
Orix JREIT, Inc.	107	154,366
Paramount Group, Inc.	29,089	459,024
Piedmont Office Realty Trust, Inc., Class A	21,157	428,429
Potlatch Corp.	4,468	213,570
Prologis, Inc.	22,118	1,401,396
PS Business Parks, Inc.	468	63,231
QTS Realty Trust, Inc., Class A	2,266	122,772
Rayonier, Inc.	9,686	280,991
Regency Centers Corp.	9,792	629,821
RLJ Lodging Trust	1,282	25,871
Sabra Health Care REIT, Inc.	24,808	542,055
Safestore Holdings plc	39,396	210,649
SBA Communications Corp.(1)	17,337	2,662,096

Scentre Group	146,579	449,779
Segro plc	148,265	1,031,462
Simon Property Group, Inc.	6,391	1,002,428
Spirit Realty Capital, Inc.	43,233	376,127
Starwood Waypoint Homes	22,871	851,487
STORE Capital Corp.	15,321	388,847
Summit Hotel Properties, Inc.	2,000	29,680
Sunstone Hotel Investors, Inc.	8,787	138,835
UDR, Inc.	14,421	559,823
Unibail-Rodamco SE	2,376	604,029
UNITE Group plc (The)	21,710	194,547
Urban Edge Properties	12,279	308,817
Urstadt Biddle Properties, Inc., Class A	1,563	32,323
Ventas, Inc.	8,791	601,656
Vornado Realty Trust	6,492	483,589
Welltower, Inc.	6,009	439,979
Westfield Corp.	20,500	121,083
Weyerhaeuser Co.	34,673	1,130,687
WP Carey, Inc.	15,859	1,091,892
		33,919,113
Food and Staples Retailing — 1.5%
BIM Birlesik Magazalar AS	25,656	568,301
Costco Wholesale Corp.	2,266	355,173
CP ALL PCL	162,300	303,045
CVS Health Corp.	39,499	3,054,853
Distribuidora Internacional de Alimentacion SA	28,196	178,436
Jeronimo Martins SGPS SA	25,630	511,368
METRO AG(1)	2,979	58,231
President Chain Store Corp.	53,000	443,437
Sysco Corp.	21,440	1,129,245
Wal-Mart Stores, Inc.	65,043	5,077,907
Walgreens Boots Alliance, Inc.	21,096	1,719,324
X5 Retail Group NV GDR(1)	17,171	700,577
		14,099,897
Food Products — 1.3%
a2 Milk Co. Ltd.(1)	78,110	312,952
Associated British Foods plc	21,270	913,691
Campbell Soup Co.	10,571	488,380
Conagra Brands, Inc.	54,366	1,764,720
Danone SA	4,180	329,168
General Mills, Inc.	24,929	1,327,719
Glanbia plc	3,150	58,911
Hormel Foods Corp.	30,364	933,389
Hostess Brands, Inc.(1)	4,503	60,070
Indofood Sukses Makmur Tbk PT	736,700	462,439
J.M. Smucker Co. (The)	3,824	400,602
John B Sanfilippo & Son, Inc.	567	35,188
Kellogg Co.	9,467	619,710
Lamb Weston Holdings, Inc.	3,794	172,551

Mondelez International, Inc., Class A	70,236	2,855,796
Nestle SA	3,370	285,885
Omega Protein Corp.	2,273	35,913
Pilgrim's Pride Corp.(1)	1,207	35,546
Premium Brands Holdings Corp.	2,770	218,739
TreeHouse Foods, Inc.(1)	1,310	87,757
Tyson Foods, Inc., Class A	18,109	1,146,300
		12,545,426
Gas Utilities — 0.2%
Atmos Energy Corp.	4,200	369,768
China Gas Holdings Ltd.	270,000	681,749
National Fuel Gas Co.	10,356	600,441
Spire, Inc.	6,150	470,475
		2,122,433
Health Care Equipment and Supplies — 2.6%
Abbott Laboratories	21,250	1,082,475
ABIOMED, Inc.(1)	2,181	328,895
Align Technology, Inc.(1)	3,031	535,699
Ambu A/S, B Shares	1,586	114,012
Baxter International, Inc.	20,827	1,292,107
Becton Dickinson and Co.	7,755	1,546,657
BioMerieux	700	171,371
Boston Scientific Corp.(1)	22,523	620,509
Cooper Cos., Inc. (The)	1,662	416,879
CR Bard, Inc.	592	189,919
Edwards Lifesciences Corp.(1)	14,912	1,694,898
Essilor International SA	3,268	412,576
Hill-Rom Holdings, Inc.	4,699	361,635
Hologic, Inc.(1)	38,613	1,490,462
IDEXX Laboratories, Inc.(1)	3,572	555,196
Intuitive Surgical, Inc.(1)	2,190	2,200,227
Koninklijke Philips NV	9,478	358,577
Masimo Corp.(1)	2,647	223,354
Medtronic plc	44,540	3,590,815
Merit Medical Systems, Inc.(1)	1,920	79,296
Nevro Corp.(1)	1,842	158,744
NuVasive, Inc.(1)	9,031	564,257
Penumbra, Inc.(1)	3,161	271,846
STERIS plc	3,939	343,323
Sysmex Corp.	10,200	629,063
Teleflex, Inc.	5,531	1,171,189
Utah Medical Products, Inc.	378	27,273
Varex Imaging Corp.(1)	2,438	74,432
West Pharmaceutical Services, Inc.	6,862	597,268
Zimmer Biomet Holdings, Inc.	31,734	3,626,244
		24,729,198
Health Care Providers and Services — 1.8%
Acadia Healthcare Co., Inc.(1)	1,874	87,966
Ambea AB(1)	8,280	91,441

Amedisys, Inc.(1)	13,939	728,173
AMN Healthcare Services, Inc.(1)	2,502	93,450
Anthem, Inc.	7,164	1,404,431
Cardinal Health, Inc.	8,467	571,184
Cigna Corp.	11,495	2,092,780
CVS Group plc	11,410	199,625
Envision Healthcare Corp.(1)	7,694	403,243
Express Scripts Holding Co.(1)	13,814	867,795
Fresenius Medical Care AG & Co. KGaA	7,530	703,681
HCA Healthcare, Inc.(1)	17,276	1,358,930
HealthEquity, Inc.(1)	1,929	82,503
Humana, Inc.	7,458	1,921,330
LifePoint Health, Inc.(1)	11,010	638,030
McKesson Corp.	6,076	907,208
Miraca Holdings, Inc.	8,400	381,662
Owens & Minor, Inc.	1,931	53,952
PharMerica Corp.(1)	431	12,671
Providence Service Corp. (The)(1)	900	46,647
Quest Diagnostics, Inc.	7,912	857,265
Tivity Health, Inc.(1)	3,637	142,570
UnitedHealth Group, Inc.	16,032	3,188,765
WellCare Health Plans, Inc.(1)	5,085	888,248
		17,723,550
Health Care Technology — 0.1%
Cerner Corp.(1)	11,140	755,069
CompuGroup Medical SE	2,019	117,761
Cotiviti Holdings, Inc.(1)	4,556	162,786
Evolent Health, Inc., Class A(1)	3,900	65,130
Quality Systems, Inc.(1)	724	11,403
Veeva Systems, Inc., Class A(1)	3,726	221,697
		1,333,846
Hotels, Restaurants and Leisure — 1.7%
Accor SA	16,480	763,165
Alsea SAB de CV	89,795	326,450
Aramark	7,945	323,282
Carnival Corp.	26,986	1,874,987
Carnival plc	12,550	872,277
Cedar Fair LP	1,470	101,989
China Lodging Group Ltd. ADR(1)	10,042	1,139,867
Chipotle Mexican Grill, Inc.(1)	2,943	932,077
Churchill Downs, Inc.	1,259	246,009
ClubCorp Holdings, Inc.	2,883	49,011
Compass Group plc	34,848	744,424
Corporate Travel Management Ltd.	7,520	129,962
Darden Restaurants, Inc.	10,206	837,810
Elior Group SA	5,590	148,398
Hilton Grand Vacations, Inc.(1)	2,047	74,204
Hilton Worldwide Holdings, Inc.	14,390	925,709
Las Vegas Sands Corp.	36,570	2,275,020

McDonald's Corp.	273	43,672
Melco Resorts & Entertainment Ltd. ADR	24,590	539,750
MGM Resorts International	25,623	844,534
Minor International PCL	563,800	674,930
NH Hotel Group SA	34,510	224,721
Papa John's International, Inc.	4,506	337,004
Planet Fitness, Inc., Class A	4,836	122,689
Red Robin Gourmet Burgers, Inc.(1)	1,135	64,695
Royal Caribbean Cruises Ltd.	10,479	1,304,216
Texas Roadhouse, Inc.	1,713	81,282
Vail Resorts, Inc.	2,797	637,576
		16,639,710
Household Durables — 0.6%
Cairn Homes plc(1)	136,071	278,616
Electrolux ABSeries B	15,944	579,709
Garmin Ltd.	6,043	311,215
Haier Electronics Group Co. Ltd.	336,000	893,052
Helen of Troy Ltd.(1)	689	62,217
Husqvarna AB, B Shares	9,740	98,249
Installed Building Products, Inc.(1)	1,719	99,186
Mohawk Industries, Inc.(1)	2,467	624,447
Newell Brands, Inc.	28,904	1,395,485
NVR, Inc.(1)	236	642,121
PulteGroup, Inc.	17,225	444,749
SEB SA	1,517	275,582
Sony Corp.	800	31,560
Taylor Morrison Home Corp., Class A(1)	3,711	75,036
		5,811,224
Household Products — 0.7%
Church & Dwight Co., Inc.	16,283	816,918
Energizer Holdings, Inc.	2,222	98,101
Kimberly-Clark Corp.	9,597	1,183,214
Procter & Gamble Co. (The)	38,665	3,567,620
Reckitt Benckiser Group plc	6,130	581,186
Spectrum Brands Holdings, Inc.	5,832	641,287
		6,888,326
Independent Power and Renewable Electricity Producers†
Uniper SE	14,613	363,839
Industrial Conglomerates — 0.9%
3M Co.	8,337	1,703,416
Carlisle Cos., Inc.	10,355	980,515
CK Hutchison Holdings Ltd.	12,500	163,563
DCC plc	2,378	216,633
General Electric Co.	122,406	3,005,067
Honeywell International, Inc.	15,396	2,128,805
Rheinmetall AG	1,949	199,211
Siemens AG	5,176	676,563
		9,073,773
Insurance — 2.1%
Aflac, Inc.	12,921	1,066,629
AIA Group Ltd.	238,800	1,832,405

Allianz SE	6,467	1,383,831
Allstate Corp. (The)	16,746	1,515,513
AMERISAFE, Inc.	1,319	70,962
Arthur J. Gallagher & Co.	6,137	355,332
Assicurazioni Generali SpA	3,200	57,294
Assurant, Inc.	2,867	271,476
Aviva plc	152,376	1,029,521
Brown & Brown, Inc.	6,924	311,303
Chubb Ltd.	16,491	2,332,157
CNP Assurances	24,499	568,715
Dai-ichi Life Holdings, Inc.	5,600	90,162
Discovery Ltd.	43,703	505,942
Everest Re Group Ltd.	4,035	1,018,757
Hannover Rueck SE	2,648	320,905
Hanover Insurance Group, Inc. (The)	1,268	124,492
James River Group Holdings Ltd.	3,434	136,948
Kinsale Capital Group, Inc.	1,519	57,494
Legal & General Group plc	26,456	89,015
Loews Corp.	5,128	238,862
Mapfre SA	78,844	279,045
MetLife, Inc.	10,580	495,461
MS&AD Insurance Group Holdings, Inc.	4,200	138,644
Muenchener Rueckversicherungs-Gesellschaft AG	1,407	290,439
Ping An Insurance Group Co. of China Ltd., H Shares	137,500	1,091,988
ProAssurance Corp.	4,251	226,366
Reinsurance Group of America, Inc.	3,150	423,517
RLI Corp.	1,801	96,390
SCOR SE	1,935	81,084
Sompo Holdings, Inc.	3,100	116,601
Sony Financial Holdings, Inc.	5,300	83,982
Stewart Information Services Corp.	282	10,175
Swiss Life Holding AG	390	139,578
Swiss Re AG	8,586	777,615
Torchmark Corp.	2,183	168,026
Travelers Cos., Inc. (The)	6,743	817,117
Trupanion, Inc.(1)	3,172	69,403
Unum Group	6,244	300,836
Validus Holdings Ltd.	2,464	123,570
Zurich Insurance Group AG	3,303	988,196
		20,095,748
Internet and Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)	10,547	10,342,388
ASOS plc(1)	11,688	856,497
Ctrip.com International Ltd. ADR(1)	12,619	649,248
Expedia, Inc.	23,062	3,421,478
Priceline Group, Inc. (The)(1)	294	544,511
Rakuten, Inc.	69,000	819,389
Start Today Co. Ltd.	44,900	1,396,807
Zalando SE(1)	24,361	1,153,788
		19,184,106
Internet Software and Services — 4.1%
2U, Inc.(1)	2,472	123,847

Alarm.com Holdings, Inc.(1)	2,236	100,441
Alibaba Group Holding Ltd. ADR(1)	26,682	4,582,367
Alphabet, Inc., Class A(1)	15,260	14,576,962
Blucora, Inc.(1)	1,298	29,594
CoStar Group, Inc.(1)	2,148	615,660
eBay, Inc.(1)	10,274	371,200
Facebook, Inc., Class A(1)	50,385	8,664,708
Five9, Inc.(1)	4,141	89,032
j2 Global, Inc.	775	58,342
Just Eat plc(1)	27,160	233,903
LogMeIn, Inc.	11,895	1,360,788
Mimecast Ltd.(1)	3,232	87,426
Momo, Inc. ADR(1)	9,077	349,737
NAVER Corp.	417	279,208
Q2 Holdings, Inc.(1)	2,208	89,645
Shopify, Inc., Class A(1)	489	54,240
Stamps.com, Inc.(1)	209	39,971
Tencent Holdings Ltd.	118,300	4,973,415
VeriSign, Inc.(1)	7,598	788,293
Weibo Corp. ADR(1)	5,123	517,935
Wix.com Ltd.(1)	933	60,738
Yandex NV, A Shares(1)	46,201	1,386,492
		39,433,944
IT Services — 2.0%
Acxiom Corp.(1)	2,082	48,490
Alliance Data Systems Corp.	3,798	856,449
Alten Ltd.	1,720	146,402
Amadeus IT Group SA, A Shares	14,000	867,815
Booz Allen Hamilton Holding Corp.	23,249	793,023
Cardtronics plc(1)	1,400	36,372
CSG Systems International, Inc.	3,498	135,408
CSRA, Inc.	1,827	57,569
DXC Technology Co.	25,672	2,182,120
Euronet Worldwide, Inc.(1)	471	46,285
EVERTEC, Inc.	5,103	93,895
Fidelity National Information Services, Inc.	19,409	1,803,484
First Data Corp., Class A(1)	48,556	893,916
Fiserv, Inc.(1)	9,423	1,165,719
Global Payments, Inc.	7,534	719,422
GMO Payment Gateway, Inc.	1,000	63,856
International Business Machines Corp.	15,604	2,231,840
Keywords Studios plc	8,607	158,487
Mastercard, Inc., Class A	358	47,721
My EG Services Bhd	748,350	372,662
PayPal Holdings, Inc.(1)	27,330	1,685,715
Presidio, Inc.(1)	2,985	41,521
Science Applications International Corp.	1,053	77,796
Teradata Corp.(1)	3,871	123,562
Total System Services, Inc.	5,635	389,491

Travelport Worldwide Ltd.	4,357	65,965
Vakrangee Ltd.	62,949	504,173
Vantiv, Inc., Class A(1)	5,874	415,233
Visa, Inc., Class A	30,925	3,201,356
		19,225,747
Leisure Products — 0.3%
Brunswick Corp.	21,376	1,121,812
Malibu Boats, Inc., Class A(1)	2,743	73,979
Mattel, Inc.	52,617	853,448
MCBC Holdings, Inc.(1)	1,642	28,144
Sega Sammy Holdings, Inc.	16,800	241,452
Trigano SA	1,650	215,870
		2,534,705
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	15,906	1,029,436
Bio-Techne Corp.	7,258	898,395
Eurofins Scientific SE	208	118,879
Illumina, Inc.(1)	5,050	1,032,523
Lonza Group AG	7,079	1,792,358
PRA Health Sciences, Inc.(1)	1,350	104,490
Thermo Fisher Scientific, Inc.	486	90,950
Waters Corp.(1)	2,168	397,785
		5,464,816
Machinery — 2.3%
Airtac International Group	57,966	805,750
Allison Transmission Holdings, Inc.	1,605	55,742
Barnes Group, Inc.	474	29,635
Cargotec Oyj, B Shares	2,968	178,783
Caterpillar, Inc.	7,580	890,574
CIRCOR International, Inc.	666	31,981
Cummins, Inc.	18,045	2,876,012
Daifuku Co. Ltd.	5,500	239,392
Deere & Co.	2,138	247,858
Donaldson Co., Inc.	6,794	321,017
EnPro Industries, Inc.	2,398	168,987
FANUC Corp.	3,200	621,167
Fortive Corp.	2,143	139,231
Fuji Machine Manufacturing Co. Ltd.	5,900	104,009
Gardner Denver Holdings, Inc.(1)	1,771	41,601
Global Brass & Copper Holdings, Inc.	3,202	95,580
Graham Corp.	2,148	43,024
Harsco Corp.(1)	433	7,404
Hitachi Construction Machinery Co. Ltd.	12,300	347,401
Industria Macchine Automatiche SpA	1,290	124,851
Ingersoll-Rand plc	18,843	1,609,004
ITT, Inc.	2,266	91,456
John Bean Technologies Corp.	6,652	590,032
Kadant, Inc.	107	9,293
Kennametal, Inc.	19,676	688,660

KION Group AG	2,894	263,969
Komatsu Ltd.	41,200	1,114,932
Konecranes Oyj	4,098	180,845
Middleby Corp. (The)(1)	9,103	1,107,835
NN, Inc.	458	11,679
Oshkosh Corp.	13,493	1,006,578
PACCAR, Inc.	2,877	190,831
Parker-Hannifin Corp.	14,796	2,380,528
Rexnord Corp.(1)	840	20,059
Sandvik AB	67,755	1,119,621
Snap-on, Inc.	6,651	981,488
THK Co. Ltd.	7,100	237,022
Toro Co. (The)	11,100	684,648
Tsubaki Nakashima Co. Ltd.	6,500	146,396
Valmet Oyj	6,136	116,362
WABCO Holdings, Inc.(1)	7,702	1,106,161
Wabtec Corp.	4,144	292,442
Weichai Power Co. Ltd., H Shares	293,000	301,770
Weir Group plc (The)	35,760	830,031
Woodward, Inc.	892	62,627
Yangzijiang Shipbuilding Holdings Ltd.	40,900	45,094
		22,559,362
Marine — 0.1%
AP Moller - Maersk A/S, B Shares	370	762,819
Media — 1.0%
Charter Communications, Inc., Class A(1)	407	162,206
Cineworld Group plc	4,950	41,445
Comcast Corp., Class A	75,170	3,052,654
CyberAgent, Inc.	16,400	536,299
DISH Network Corp., Class A(1)	4,842	277,398
Emerald Expositions Events, Inc.	1,227	26,675
Entravision Communications Corp., Class A	22,452	124,609
I-CABLE Communications Ltd.(1)	24,195	899
Liberty Media Corp-Liberty Formula One, Class C(1)	8,367	328,823
Madison Square Garden Co. (The)(1)	201	42,714
Metropole Television SA	3,431	75,439
MSG Networks, Inc., Class A(1)	12,183	261,325
Naspers Ltd., N Shares	6,083	1,375,222
Omnicom Group, Inc.	5,086	368,125
ProSiebenSat.1 Media SE	11,369	381,395
Publicis Groupe SA	6,735	454,603
RTL Group SA	2,656	201,567
Sirius XM Holdings, Inc.	93,688	538,706
Time Warner, Inc.	11,649	1,177,714
Townsquare Media, Inc., Class A(1)	1,331	13,283
Vector, Inc.	3,500	48,679
Walt Disney Co. (The)	1,177	119,112
		9,608,892
Metals and Mining — 0.7%
Alrosa PJSC	32,693	45,513
Anglo American plc	12,396	224,810

ArcelorMittal(1)	13,930	372,122
Barrick Gold Corp.	18,577	334,200
BHP Billiton plc	4,912	93,783
Centamin plc	17,857	34,983
Evraz plc	33,281	144,256
Fortescue Metals Group Ltd.	108,285	517,348
Gerdau SA Preference Shares	95,200	358,378
Kirkland Lake Gold Ltd.	3,270	42,605
Lundin Mining Corp.	20,390	154,139
Maanshan Iron & Steel Co. Ltd., H Shares(1)	612,000	322,980
Nucor Corp.	18,051	994,791
Reliance Steel & Aluminum Co.	1,268	91,828
Rio Tinto plc	41,508	2,010,897
Salzgitter AG	2,880	129,426
SSAB AB, A Shares(1)	42,270	214,655
St. Barbara Ltd.(1)	26,759	59,987
Teck Resources Ltd., Class B	4,690	116,922
Vale SA ADR	67,002	741,712
		7,005,335
Mortgage Real Estate Investment Trusts (REITs)†
Annaly Capital Management, Inc.	6,471	80,888
Blackstone Mortgage Trust, Inc., Class A	337	10,565
Granite Point Mortgage Trust, Inc.(1)	766	14,661
Starwood Property Trust, Inc.	10,919	242,511
Two Harbors Investment Corp.	5,200	53,196
		401,821
Multi-Utilities — 0.3%
Ameren Corp.	7,150	428,928
Centrica plc	195,241	504,680
E.ON SE	30,441	344,085
Engie SA	19,370	323,288
NorthWestern Corp.	5,667	341,833
Veolia Environnement SA	17,277	405,384
		2,348,198
Multiline Retail — 0.7%
B&M European Value Retail SA	53,834	259,238
Dollar General Corp.	6,198	449,727
Dollar Tree, Inc.(1)	24,018	1,912,794
Dollarama, Inc.	5,980	589,356
Don Quijote Holdings Co. Ltd.	3,500	132,919
Marks & Spencer Group plc	31,772	131,306
Nordstrom, Inc.	1,620	72,284
Ollie's Bargain Outlet Holdings, Inc.(1)	1,584	66,290
Ryohin Keikaku Co. Ltd.	2,400	665,848
Seria Co. Ltd.	4,200	229,991
Target Corp.	35,892	1,957,191
		6,466,944
Oil, Gas and Consumable Fuels — 2.9%
Aegean Marine Petroleum Network, Inc.	1,958	9,888

Anadarko Petroleum Corp.	35,108	1,436,970
Ardmore Shipping Corp.	4,606	37,309
BP plc	77,898	448,399
Callon Petroleum Co.(1)	9,433	97,726
Carrizo Oil & Gas, Inc.(1)	1,178	15,832
Chevron Corp.	22,170	2,385,935
Comstock Resources, Inc.(1)	179	1,149
Concho Resources, Inc.(1)	9,811	1,088,727
Contango Oil & Gas Co.(1)	3,251	14,922
Devon Energy Corp.	14,555	457,027
EQT Corp.	12,934	806,306
Extraction Oil & Gas, Inc.(1)	3,184	41,838
Exxon Mobil Corp.	46,394	3,541,254
Galp Energia SGPS SA	4,807	79,600
GS Holdings Corp.	2,571	160,972
Imperial Oil Ltd.	79,276	2,340,031
Lundin Petroleum AB(1)	36,657	786,586
Marathon Petroleum Corp.	9,542	500,478
Noble Energy, Inc.	24,099	572,833
Novatek PJSC GDR	2,278	240,785
Occidental Petroleum Corp.	36,331	2,168,961
OMV AG	11,271	647,934
Petroleo Brasileiro SA ADR(1)	38,065	341,824
Repsol SA	28,420	488,205
Royal Dutch Shell plc, A Shares	26,363	726,379
Royal Dutch Shell plc ADR	11,300	639,919
Royal Dutch Shell plc, B Shares	56,445	1,576,929
RSP Permian, Inc.(1)	2,517	78,983
Scorpio Tankers, Inc.	7,982	32,487
SK Innovation Co. Ltd.	2,101	351,222
Spectra Energy Partners LP	5,726	253,834
TOTAL SA	24,036	1,243,121
TOTAL SA ADR	44,510	2,316,300
Tullow Oil plc(1)	252,393	509,463
United Tractors Tbk PT	308,400	700,384
Valero Energy Corp.	2,132	145,189
WildHorse Resource Development Corp.(1)	2,827	30,843
Williams Cos., Inc. (The)	21,898	651,027
Woodside Petroleum Ltd.	6,557	150,276
		28,117,847
Paper and Forest Products — 0.2%
KapStone Paper and Packaging Corp.	3,936	88,048
Nine Dragons Paper Holdings Ltd.	502,000	837,763
Sappi Ltd.	35,257	236,876
UPM-Kymmene Oyj	13,133	341,763
		1,504,450
Personal Products — 0.7%
Edgewell Personal Care Co.(1)	995	75,560
Estee Lauder Cos., Inc. (The), Class A	11,267	1,205,456

Godrej Consumer Products Ltd.	32,580	473,618
Inter Parfums, Inc.	1,725	68,051
Kose Corp.	1,700	213,399
L'Oreal SA	4,310	909,955
Medifast, Inc.	1,308	74,059
Nu Skin Enterprises, Inc., Class A	9,217	560,670
Pola Orbis Holdings, Inc.	22,100	710,634
Unilever NV CVA	38,630	2,299,815
		6,591,217
Pharmaceuticals — 2.5%
Aerie Pharmaceuticals, Inc.(1)	466	26,725
Allergan plc	4,553	1,044,822
AstraZeneca plc	4,068	238,872
Bristol-Myers Squibb Co.	9,524	576,011
Catalent, Inc.(1)	3,773	155,787
Dermira, Inc.(1)	873	20,594
Eli Lilly & Co.	5,248	426,610
GlaxoSmithKline plc	70,141	1,390,875
Horizon Pharma plc(1)	1,555	21,272
Jazz Pharmaceuticals plc(1)	5,052	754,567
Johnson & Johnson	30,093	3,983,410
Medicines Co. (The)(1)	1,013	37,167
Merck & Co., Inc.	61,417	3,922,090
Nippon Shinyaku Co. Ltd.	3,200	222,677
Novartis AG	13,290	1,121,186
Pacira Pharmaceuticals, Inc.(1)	813	30,975
Pfizer, Inc.	130,606	4,430,155
Richter Gedeon Nyrt	12,610	328,146
Roche Holding AG	14,368	3,648,374
Sanofi	3,849	374,170
Sawai Pharmaceutical Co. Ltd.	1,000	54,669
Supernus Pharmaceuticals, Inc.(1)	460	21,068
Theravance Biopharma, Inc.(1)	483	15,780
Zoetis, Inc.	23,900	1,498,530
		24,344,532
Professional Services — 0.6%
Advisory Board Co. (The)(1)	404	21,513
ALS Ltd.	32,570	206,355
Capita plc	5,960	49,979
Equifax, Inc.	6,985	995,153
Huron Consulting Group, Inc.(1)	1,857	56,174
IHS Markit Ltd.(1)	13,899	651,029
Intertek Group plc	10,250	677,294
Korn/Ferry International	443	14,761
ManpowerGroup, Inc.	2,748	306,429
Outsourcing, Inc.	3,700	243,335
Persol Holdings Co. Ltd.	10,100	205,243
Recruit Holdings Co. Ltd.	29,700	591,920
RELX plc	37,490	819,769

Teleperformance	2,420	333,031
Verisk Analytics, Inc.(1)	12,451	1,009,154
		6,181,139
Real Estate Management and Development — 1.3%
Aroundtown Property Holdings plc	45,417	302,774
Ayala Land, Inc.	1,122,300	921,176
Bumi Serpong Damai Tbk PT	694,900	95,573
CapitaLand Ltd.	25,800	71,923
Central Pattana PCL	88,500	189,900
Cheung Kong Property Holdings Ltd.	99,000	869,092
China Overseas Land & Investment Ltd.	130,000	454,333
China Vanke Co. Ltd., H Shares	72,300	216,648
City Developments Ltd.	32,400	279,807
Country Garden Holdings Co.	274,000	364,131
Daito Trust Construction Co. Ltd.	4,700	833,033
Daiwa House Industry Co. Ltd.	3,700	129,476
Deutsche Wohnen SE	34,776	1,477,120
Fabege AB	25,860	518,778
FirstService Corp.	3,832	266,944
Grand City Properties SA	3,371	73,438
Guangzhou R&F Properties Co. Ltd.	64,400	150,431
Hongkong Land Holdings Ltd.	29,800	220,818
Iguatemi Empresa de Shopping Centers SA	19,500	231,310
Inmobiliaria Colonial SA	54,890	536,146
Investors Cloud Co. Ltd.	3,400	179,379
Kerry Properties Ltd.	44,500	176,277
Leopalace21 Corp.	40,500	296,930
Longfor Properties Co. Ltd.	83,000	199,393
Mitsui Fudosan Co. Ltd.	20,400	441,272
Multiplan Empreendimentos Imobiliarios SA	24,745	570,153
New World Development Co. Ltd.	71,000	97,077
RE/MAX Holdings, Inc., Class A	1,179	72,214
Realogy Holdings Corp.	23,489	796,277
Relo Group, Inc.	6,600	150,029
Sino-Ocean Group Holding Ltd.	203,000	140,076
Sumitomo Realty & Development Co. Ltd.	15,000	453,950
Sun Hung Kai Properties Ltd.	30,000	500,655
UOL Group Ltd.	33,600	202,698
Wharf Holdings Ltd. (The)	22,000	209,577
Wheelock & Co. Ltd.	29,000	216,970
		12,905,778
Road and Rail — 0.8%
Canadian Pacific Railway Ltd.	2,286	355,702
CJ Logistics Corp.(1)	2,876	431,043
DSV A/S	24,603	1,744,600
Firstgroup plc(1)	38,283	58,117
Heartland Express, Inc.	26,963	597,770
Localiza Rent a Car SA	30,200	567,380
Norfolk Southern Corp.	3,016	363,488

Saia, Inc.(1)	1,444	81,658
Union Pacific Corp.	35,609	3,749,628
		7,949,386
Semiconductors and Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.(1)	37,399	486,187
ams AG	1,500	108,009
Analog Devices, Inc.	2,443	204,406
Applied Materials, Inc.	112,596	5,080,332
ASM Pacific Technology Ltd.	10,800	133,590
ASML Holding NV	18,952	2,944,265
ASPEED Technology, Inc.	18,000	398,423
Broadcom Ltd.	10,857	2,736,724
Cavium, Inc.(1)	1,043	66,032
Cypress Semiconductor Corp.	4,420	60,510
Disco Corp.	900	161,359
Formfactor, Inc.(1)	3,603	54,405
Infineon Technologies AG	17,930	413,448
Inphi Corp.(1)	1,444	55,291
Intel Corp.	87,030	3,052,142
KLA-Tencor Corp.	9,896	927,156
Kulicke & Soffa Industries, Inc.(1)	3,033	57,718
Lam Research Corp.	18,884	3,134,366
Land Mark Optoelectronics Corp.	25,000	330,114
Maxim Integrated Products, Inc.	34,033	1,587,980
Megachips Corp.	1,500	49,666
Microsemi Corp.(1)	1,751	88,215
Monolithic Power Systems, Inc.	1,465	148,434
Power Integrations, Inc.	1,025	74,671
Powertech Technology, Inc.	86,000	261,029
Qorvo, Inc.(1)	205	15,010
QUALCOMM, Inc.	35,186	1,839,172
Rohm Co. Ltd.	7,000	545,049
SK Hynix, Inc.	17,734	1,078,886
Skyworks Solutions, Inc.	2,432	256,236
Sumco Corp.	6,700	98,487
Taiwan Semiconductor Manufacturing Co. Ltd.	468,425	3,360,417
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,566	168,805
Teradyne, Inc.	16,316	581,013
Texas Instruments, Inc.	25,080	2,077,126
Tokyo Electron Ltd.	800	112,503
Xilinx, Inc.	17,098	1,129,494
		33,876,670
Software — 3.6%
Activision Blizzard, Inc.	51,007	3,344,019
Adobe Systems, Inc.(1)	13,735	2,131,123
Autodesk, Inc.(1)	6,501	744,104
BroadSoft, Inc.(1)	1,776	88,001
Cadence Design Systems, Inc.(1)	370	14,537
Callidus Software, Inc.(1)	5,027	129,445

Citrix Systems, Inc.(1)	2,671	208,899
Electronic Arts, Inc.(1)	17,863	2,170,354
Guidewire Software, Inc.(1)	10,212	773,151
Intuit, Inc.	9,332	1,320,011
Microsoft Corp.	94,588	7,072,345
Nintendo Co. Ltd.	2,100	699,904
Nuance Communications, Inc.(1)	21,652	347,948
Oracle Corp. (New York)	76,220	3,836,153
Paycom Software, Inc.(1)	2,126	158,621
RealPage, Inc.(1)	2,854	123,007
Red Hat, Inc.(1)	10,332	1,110,690
RingCentral, Inc., Class A(1)	3,616	153,138
salesforce.com, Inc.(1)	15,005	1,432,827
SAP SE	12,020	1,260,642
ServiceNow, Inc.(1)	7,724	897,452
Splunk, Inc.(1)	24,606	1,650,817
SS&C Technologies Holdings, Inc.	188	7,277
Symantec Corp.	29,401	881,442
Synopsys, Inc.(1)	3,048	245,120
Take-Two Interactive Software, Inc.(1)	369	36,085
Tyler Technologies, Inc.(1)	6,554	1,132,531
VMware, Inc., Class A(1)	23,007	2,487,057
Zynga, Inc., Class A(1)	103,246	387,172
		34,843,872
Specialty Retail — 1.3%
Aaron's, Inc.	3,766	166,721
Advance Auto Parts, Inc.	16,206	1,586,567
At Home Group, Inc.(1)	2,553	62,549
Best Buy Co., Inc.	20,855	1,131,592
Burlington Stores, Inc.(1)	7,918	689,895
Camping World Holdings, Inc., Class A	1,480	54,390
CECONOMY AG	2,979	32,634
Children's Place, Inc. (The)	1,973	209,434
Home Depot, Inc. (The)	3,427	513,604
Industria de Diseno Textil SA	34,385	1,306,397
L Brands, Inc.	5,930	214,785
Lowe's Cos., Inc.	21,092	1,558,488
Maisons du Monde SA	6,957	287,384
MarineMax, Inc.(1)	3,970	64,116
Monro, Inc.	803	38,303
Nitori Holdings Co. Ltd.	6,800	1,050,293
O'Reilly Automotive, Inc.(1)	5,300	1,039,489
Penske Automotive Group, Inc.	1,694	71,758
Pier 1 Imports, Inc.	2,080	8,715
Ross Stores, Inc.	11,960	699,062
Sleep Country Canada Holdings, Inc.	8,470	230,886
TJX Cos., Inc. (The)	13,705	990,872
Tokyo Base Co. Ltd.(1)	4,800	254,987
Williams-Sonoma, Inc.	8,861	407,606
		12,670,527
Technology Hardware, Storage and Peripherals — 1.9%
Apple, Inc.	78,121	12,811,844

Asetek A/S	6,690	93,564
Brother Industries Ltd.	13,400	317,646
Canon, Inc.	8,100	283,963
Catcher Technology Co. Ltd.	15,000	190,861
Cray, Inc.(1)	3,424	64,543
Lite-On Technology Corp.	48,000	71,016
Logitech International SA	9,088	323,167
Quanta Computer, Inc.	101,000	229,918
Samsung Electronics Co. Ltd.	1,806	3,709,379
Western Digital Corp.	2,338	206,375
		18,302,276
Textiles, Apparel and Luxury Goods — 0.7%
adidas AG	7,750	1,739,561
Cie Financiere Richemont SA	10,480	937,129
Coach, Inc.	18,555	773,744
Columbia Sportswear Co.	6,438	368,833
Culp, Inc.	560	16,240
HUGO BOSS AG	354	29,967
Kering	4,020	1,508,903
Ralph Lauren Corp.	2,440	214,452
Samsonite International SA	39,600	162,433
Shenzhou International Group Holdings Ltd.	65,000	520,781
Taiwan Paiho Ltd.	151,000	632,940
		6,904,983
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	34,510	473,477
Essent Group Ltd.(1)	34,915	1,364,478
LendingTree, Inc.(1)	154	35,567
		1,873,522
Tobacco — 0.5%
Altria Group, Inc.	19,306	1,224,000
British American Tobacco plc	29,540	1,845,355
Imperial Brands plc	7,174	296,901
Japan Tobacco, Inc.	4,100	140,377
Philip Morris International, Inc.	7,103	830,554
		4,337,187
Trading Companies and Distributors — 0.5%
Ashtead Group plc	40,632	873,761
BMC Stock Holdings, Inc.(1)	3,745	76,023
Bunzl plc	21,250	634,751
DXP Enterprises, Inc.(1)	2,058	55,751
Ferguson plc	15,200	904,726
Foundation Building Materials, Inc.(1)	5,386	70,341
GMS, Inc.(1)	1,153	37,104
MISUMI Group, Inc.	7,300	187,323
MonotaRO Co. Ltd.	21,200	648,911
MRC Global, Inc.(1)	4,964	78,282
MSC Industrial Direct Co., Inc., Class A	7,129	491,046
SiteOne Landscape Supply, Inc.(1)	2,118	106,408

Sumitomo Corp.	9,200	130,257
United Rentals, Inc.(1)	7,787	919,333
		5,214,017
Transportation Infrastructure — 0.1%
Airports of Thailand PCL	424,000	695,919
Hamburger Hafen und Logistik AG	923	29,393
		725,312
Water Utilities — 0.1%
Beijing Enterprises Water Group Ltd.	924,000	785,177
Wireless Telecommunication Services — 0.1%
Drillisch AG	1,637	112,814
KDDI Corp.	9,200	248,296
NTT DOCOMO, Inc.	22,100	513,325
T-Mobile US, Inc.(1)	238	15,401
Tele2 AB, B Shares	2,841	33,073
		922,909
TOTAL COMMON STOCKS (Cost $574,997,870)		751,009,104
CORPORATE BONDS — 7.9%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	30,000	30,120
Bombardier, Inc., 4.75%, 4/15/19(2)	60,000	61,500
Bombardier, Inc., 5.75%, 3/15/22(2)	125,000	127,969
Bombardier, Inc., 6.00%, 10/15/22(2)	30,000	30,563
Bombardier, Inc., 7.50%, 3/15/25(2)	55,000	58,678
KLX, Inc., 5.875%, 12/1/22(2)	70,000	73,675
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	94,457
Lockheed Martin Corp., 3.55%, 1/15/26	60,000	62,774
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	19,829
Rockwell Collins, Inc., 4.35%, 4/15/47	20,000	21,070
TransDigm, Inc., 6.00%, 7/15/22	135,000	140,062
TransDigm, Inc., 6.375%, 6/15/26	50,000	51,562
United Technologies Corp., 3.125%, 5/4/27	30,000	30,283
United Technologies Corp., 6.05%, 6/1/36	66,000	84,633
		887,175
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(2)	70,000	73,763
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)	125,000	128,906
United Continental Holdings, Inc., 5.00%, 2/1/24	100,000	102,250
		231,156
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	75,000	77,719
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	70,000	73,412
Tenneco, Inc., 5.00%, 7/15/26	105,000	106,312
ZF North America Capital, Inc., 4.75%, 4/29/25(2)	110,000	115,775
		373,218
Automobiles — 0.1%
American Honda Finance Corp., 1.50%, 9/11/17(2)	30,000	30,001
American Honda Finance Corp., 2.125%, 10/10/18	50,000	50,332

Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		125,000	130,719
Ford Motor Co., 4.35%, 12/8/26		40,000	41,517
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		20,000	20,433
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		330,000	369,082
General Motors Co., 5.15%, 4/1/38		40,000	40,464
General Motors Financial Co., Inc., 3.25%, 5/15/18		30,000	30,304
General Motors Financial Co., Inc., 3.10%, 1/15/19		90,000	91,312
General Motors Financial Co., Inc., 3.20%, 7/6/21		130,000	132,408
General Motors Financial Co., Inc., 5.25%, 3/1/26		60,000	65,496
			1,002,068
Banks — 0.7%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(2)		150,000	151,110
Bank of America Corp., MTN, 4.00%, 4/1/24		30,000	31,903
Bank of America Corp., MTN, 4.20%, 8/26/24		180,000	189,737
Bank of America Corp., MTN, 4.00%, 1/22/25		70,000	72,503
Bank of America Corp., MTN, 5.00%, 1/21/44		140,000	162,896
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(8)		20,000	21,667
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	74,206
BPCE SA, VRN, 2.75%, 7/8/21(8)	EUR	100,000	127,059
Branch Banking & Trust Co., 3.625%, 9/16/25		$30,000	31,631
Capital One Financial Corp., 4.20%, 10/29/25		225,000	232,504
Citigroup, Inc., 2.75%, 4/25/22		110,000	111,112
Citigroup, Inc., 4.05%, 7/30/22		80,000	84,388
Citigroup, Inc., 3.20%, 10/21/26		25,000	24,779
Citigroup, Inc., 4.45%, 9/29/27		370,000	391,677
Co-Operative Bank plc, 4.75%, 11/11/21	GBP	100,000	144,142
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$50,000	53,404
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21(8)	EUR	100,000	126,443
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	188,000	252,158
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	57,000	77,111
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	125,000	185,830
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	175,000	234,214
Fifth Third Bancorp, 4.30%, 1/16/24		$40,000	42,932
Huntington Bancshares, Inc., 2.30%, 1/14/22		75,000	74,528
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		250,000	256,240
JPMorgan Chase & Co., 4.625%, 5/10/21		30,000	32,548
JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	41,444
JPMorgan Chase & Co., 3.875%, 9/10/24		435,000	455,841
JPMorgan Chase & Co., 3.125%, 1/23/25		110,000	111,105
JPMorgan Chase & Co., 4.95%, 6/1/45		50,000	57,051
KeyCorp, MTN, 2.30%, 12/13/18		80,000	80,585
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	120,000	179,427
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	35,324
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)(8)		$170,000	194,863
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		60,000	64,182
Regions Financial Corp., 2.75%, 8/14/22		50,000	50,340
Royal Bank of Canada, MTN, 1.50%, 1/16/18		400,000	400,052
Royal Bank of Canada, MTN, 2.125%, 3/2/20		110,000	110,787
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		55,000	60,638

Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	100,000	123,177
U.S. Bancorp, MTN, 3.00%, 3/15/22		$50,000	51,837
U.S. Bancorp, MTN, 3.60%, 9/11/24		110,000	115,609
Wells Fargo & Co., 3.07%, 1/24/23		80,000	81,809
Wells Fargo & Co., 4.125%, 8/15/23		100,000	106,738
Wells Fargo & Co., 3.00%, 4/22/26		140,000	138,649
Wells Fargo & Co., MTN, 2.60%, 7/22/20		225,000	228,806
Wells Fargo & Co., MTN, 4.10%, 6/3/26		70,000	73,590
Wells Fargo & Co., MTN, 4.65%, 11/4/44		36,000	38,400
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(8)		30,000	30,748
Westpac Banking Corp., MTN, 1.60%, 1/12/18		250,000	250,305
			6,268,029
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		180,000	186,948
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		150,000	156,547
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		130,000	148,721
Constellation Brands, Inc., 4.75%, 12/1/25		90,000	99,856
Molson Coors Brewing Co., 3.00%, 7/15/26		70,000	68,733
			660,805
Biotechnology — 0.1%
AbbVie, Inc., 2.90%, 11/6/22		170,000	172,675
AbbVie, Inc., 3.60%, 5/14/25		20,000	20,707
AbbVie, Inc., 4.40%, 11/6/42		80,000	83,256
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(2)		110,000	110,632
Amgen, Inc., 2.65%, 5/11/22		160,000	161,587
Amgen, Inc., 4.66%, 6/15/51		80,000	86,732
Biogen, Inc., 3.625%, 9/15/22		70,000	73,596
Celgene Corp., 3.25%, 8/15/22		50,000	51,848
Celgene Corp., 3.625%, 5/15/24		150,000	156,895
Celgene Corp., 3.875%, 8/15/25		40,000	42,431
Celgene Corp., 5.00%, 8/15/45		10,000	11,462
Concordia International Corp., 9.50%, 10/21/22(2)		45,000	8,325
Concordia International Corp., 7.00%, 4/15/23(2)		65,000	11,050
Gilead Sciences, Inc., 4.40%, 12/1/21		40,000	43,421
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	241,711
			1,276,328
Building Products†
Masco Corp., 5.95%, 3/15/22		50,000	57,036
Masco Corp., 4.45%, 4/1/25		60,000	64,986
			122,022
Capital Markets†
Dresdner Funding Trust I, 8.15%, 6/30/31(2)		105,000	134,448
Jefferies Group LLC, 5.125%, 4/13/18		70,000	71,397
Jefferies Group LLC, 4.85%, 1/15/27		30,000	32,080
			237,925
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22		140,000	146,650
Blue Cube Spinco, Inc., 9.75%, 10/15/23		65,000	79,137
CF Industries, Inc., 3.45%, 6/1/23		95,000	92,625

Chemours Co. (The), 6.625%, 5/15/23	100,000	106,625
Dow Chemical Co. (The), 4.375%, 11/15/42	40,000	41,183
Ecolab, Inc., 4.35%, 12/8/21	30,000	32,671
Huntsman International LLC, 5.125%, 11/15/22	85,000	90,312
INEOS Group Holdings SA, 5.625%, 8/1/24(2)	120,000	123,900
LyondellBasell Industries NV, 4.625%, 2/26/55	20,000	20,306
NOVA Chemicals Corp., 4.875%, 6/1/24(2)	200,000	200,250
Platform Specialty Products Corp., 6.50%, 2/1/22(2)	50,000	52,125
Sherwin-Williams Co. (The), 3.45%, 6/1/27	50,000	50,606
Tronox Finance LLC, 6.375%, 8/15/20	75,000	76,313
		1,112,703
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21	100,000	109,205
Clean Harbors, Inc., 5.25%, 8/1/20	40,000	40,728
Covanta Holding Corp., 5.875%, 3/1/24	325,000	325,812
Envision Healthcare Corp., 5.125%, 7/1/22(2)	100,000	104,375
Iron Mountain, Inc., 5.75%, 8/15/24	155,000	158,883
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)	90,000	99,675
Republic Services, Inc., 3.55%, 6/1/22	100,000	104,699
Waste Management, Inc., 4.10%, 3/1/45	40,000	42,836
		986,213
Communications Equipment — 0.1%
CommScope Technologies LLC, 5.00%, 3/15/27(2)	100,000	99,905
CommScope, Inc., 5.50%, 6/15/24(2)	65,000	68,006
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	140,000	148,883
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(2)	90,000	95,736
		412,530
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	125,000	129,688
Construction Materials — 0.1%
Builders FirstSource, Inc., 10.75%, 8/15/23(2)	40,000	45,800
Builders FirstSource, Inc., 5.625%, 9/1/24(2)	100,000	104,875
Owens Corning, 4.20%, 12/15/22	50,000	53,366
Ply Gem Industries, Inc., 6.50%, 2/1/22	150,000	157,125
Standard Industries, Inc., 6.00%, 10/15/25(2)	60,000	64,800
USG Corp., 5.50%, 3/1/25(2)	60,000	63,975
		489,941
Consumer Finance — 0.2%
American Express Co., 1.55%, 5/22/18	50,000	50,005
American Express Credit Corp., MTN, 2.60%, 9/14/20	30,000	30,563
American Express Credit Corp., MTN, 2.25%, 5/5/21	140,000	140,743
American Express Credit Corp., MTN, 3.30%, 5/3/27	50,000	51,162
CIT Group, Inc., 5.00%, 8/15/22	220,000	238,678
CIT Group, Inc., 5.00%, 8/1/23	50,000	54,438
Discover Financial Services, 3.75%, 3/4/25	150,000	151,451
Equifax, Inc., 3.30%, 12/15/22	60,000	62,171
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	76,037
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	70,000	76,125
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)	35,000	35,788

Navient Corp., 5.00%, 10/26/20		65,000	66,869
Navient Corp., 5.50%, 1/25/23		200,000	202,750
OneMain Financial Holdings LLC, 6.75%, 12/15/19(2)		75,000	78,562
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)		90,000	93,937
Synchrony Financial, 2.60%, 1/15/19		30,000	30,224
Synchrony Financial, 3.00%, 8/15/19		10,000	10,150
			1,449,653
Containers and Packaging — 0.2%
ARD Finance SA, PIK, 7.125%, 9/15/23		200,000	212,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(2)		200,000	221,370
Ball Corp., 5.00%, 3/15/22		40,000	42,950
Ball Corp., 4.00%, 11/15/23		140,000	142,625
Ball Corp., 5.25%, 7/1/25		35,000	38,281
Berry Plastics Corp., 5.50%, 5/15/22		85,000	88,294
Berry Plastics Corp., 5.125%, 7/15/23		60,000	62,925
BWAY Holding Co., 5.50%, 4/15/24(2)		40,000	41,850
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		190,000	199,500
Novelis Corp., 6.25%, 8/15/24(2)		50,000	52,938
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)		70,000	76,956
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)		100,000	104,344
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(2)		245,000	262,916
Sealed Air Corp., 5.125%, 12/1/24(2)		105,000	112,087
			1,659,536
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		40,000	39,496
Diversified Financial Services — 0.4%
Ally Financial, Inc., 3.60%, 5/21/18		70,000	70,735
Ally Financial, Inc., 4.75%, 9/10/18		150,000	153,704
Ally Financial, Inc., 4.625%, 3/30/25		155,000	162,169
Ally Financial, Inc., 5.75%, 11/20/25		60,000	65,007
Ally Financial, Inc., 8.00%, 11/1/31		70,000	90,475
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	85,637
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20		$250,000	255,921
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		200,000	202,542
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		370,000	372,519
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		20,000	20,346
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	74,966
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$50,000	56,510
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		130,000	132,591
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		195,000	204,588
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		110,000	123,473
HSBC Holdings plc, 2.95%, 5/25/21		200,000	204,263
HSBC Holdings plc, 4.375%, 11/23/26		200,000	210,653
HUB International Ltd., 7.875%, 10/1/21(2)		75,000	78,165
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	92,869
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	82,676
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(2)		70,000	72,450
Morgan Stanley, 2.75%, 5/19/22		30,000	30,277
Morgan Stanley, 4.375%, 1/22/47		30,000	31,864

Morgan Stanley, MTN, 5.625%, 9/23/19	250,000	268,075
Morgan Stanley, MTN, 3.70%, 10/23/24	270,000	281,521
Morgan Stanley, MTN, 4.00%, 7/23/25	160,000	169,044
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	70,000	71,775
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(2)	200,000	206,030
		3,870,845
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 5.00%, 3/1/21	70,000	76,048
AT&T, Inc., 3.60%, 2/17/23	80,000	82,532
AT&T, Inc., 4.45%, 4/1/24	50,000	53,595
AT&T, Inc., 3.40%, 5/15/25	170,000	169,151
AT&T, Inc., 3.90%, 8/14/27	110,000	111,378
AT&T, Inc., 6.55%, 2/15/39	91,000	109,018
AT&T, Inc., 4.75%, 5/15/46	60,000	57,701
AT&T, Inc., 5.15%, 2/14/50	50,000	50,616
British Telecommunications plc, 5.95%, 1/15/18	70,000	71,106
CenturyLink, Inc., 5.625%, 4/1/20	200,000	208,500
CenturyLink, Inc., Series T, 5.80%, 3/15/22	90,000	89,775
Cincinnati Bell, Inc., 7.00%, 7/15/24(2)	190,000	188,575
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	180,000	184,241
Frontier Communications Corp., 7.125%, 3/15/19	205,000	204,231
Frontier Communications Corp., 10.50%, 9/15/22	50,000	45,125
Frontier Communications Corp., 7.125%, 1/15/23	145,000	114,550
Frontier Communications Corp., 6.875%, 1/15/25	140,000	107,100
Frontier Communications Corp., 11.00%, 9/15/25	10,000	8,775
Hughes Satellite Systems Corp., 5.25%, 8/1/26	100,000	105,250
Inmarsat Finance plc, 4.875%, 5/15/22(2)	50,000	51,125
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	175,000	167,453
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(2)	200,000	204,000
Level 3 Financing, Inc., 5.375%, 8/15/22	100,000	103,130
Level 3 Financing, Inc., 5.375%, 5/1/25	55,000	56,650
Orange SA, 4.125%, 9/14/21	70,000	75,357
Sprint Capital Corp., 8.75%, 3/15/32	100,000	124,250
Telecom Italia Capital SA, 6.375%, 11/15/33	200,000	229,500
Telefonica Emisiones SAU, 5.46%, 2/16/21	10,000	11,038
Verizon Communications, Inc., 3.65%, 9/14/18	138,000	140,897
Verizon Communications, Inc., 2.45%, 11/1/22	10,000	9,913
Verizon Communications, Inc., 2.625%, 8/15/26	40,000	37,560
Verizon Communications, Inc., 4.125%, 3/16/27	100,000	104,068
Verizon Communications, Inc., 4.75%, 11/1/41	40,000	39,657
Verizon Communications, Inc., 4.86%, 8/21/46	33,000	32,959
Verizon Communications, Inc., 5.01%, 8/21/54	49,000	48,537
Windstream Services LLC, 7.75%, 10/15/20	65,000	57,850
Windstream Services LLC, 6.375%, 8/1/23	95,000	73,862
		3,605,073
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	50,000	47,750
Ensco plc, 8.00%, 1/31/24	96,000	86,880
Halliburton Co., 3.80%, 11/15/25	60,000	62,092
Noble Holding International Ltd., 7.75%, 1/15/24	235,000	182,708

Precision Drilling Corp., 5.25%, 11/15/24		105,000	92,138
SESI LLC, 6.375%, 5/1/19		50,000	50,070
Transocean, Inc., 6.00%, 3/15/18		8,000	8,170
Transocean, Inc., 9.00%, 7/15/23(2)		130,000	139,100
Weatherford International Ltd., 7.75%, 6/15/21		95,000	95,356
Weatherford International Ltd., 4.50%, 4/15/22		185,000	166,037
			930,301
Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., 5.05%, 9/1/20		60,000	65,017
American Tower Corp., 3.375%, 10/15/26		70,000	69,557
Boston Properties LP, 3.65%, 2/1/26		50,000	51,680
CoreCivic, Inc., 4.125%, 4/1/20		70,000	71,925
Crown Castle International Corp., 5.25%, 1/15/23		45,000	50,250
Crown Castle International Corp., 4.45%, 2/15/26		80,000	85,743
Equinix, Inc., 5.375%, 4/1/23		70,000	73,325
Essex Portfolio LP, 3.625%, 8/15/22		70,000	72,771
Essex Portfolio LP, 3.25%, 5/1/23		20,000	20,327
Hospitality Properties Trust, 4.65%, 3/15/24		80,000	84,661
Kilroy Realty LP, 3.80%, 1/15/23		70,000	72,766
Kilroy Realty LP, 4.375%, 10/1/25		20,000	21,276
Kimco Realty Corp., 2.80%, 10/1/26		50,000	47,608
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	98,325
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		75,000	76,687
Simon Property Group LP, 3.25%, 11/30/26		60,000	60,910
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 7.125%, 12/15/24(2)		95,000	88,621
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23		135,000	132,583
VEREIT Operating Partnership LP, 4.125%, 6/1/21		60,000	63,060
Welltower, Inc., 3.75%, 3/15/23		60,000	63,223
			1,370,315
Financial Services — 0.1%
PetSmart, Inc., 7.125%, 3/15/23(2)		250,000	204,375
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(2)		225,000	257,344
			461,719
Food and Staples Retailing — 0.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24		200,000	191,900
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)		40,000	35,600
CVS Health Corp., 3.50%, 7/20/22		50,000	52,341
CVS Health Corp., 5.125%, 7/20/45		40,000	46,280
Horizon Pharma, Inc., 6.625%, 5/1/23		75,000	73,125
Kroger Co. (The), 3.30%, 1/15/21		70,000	72,112
Kroger Co. (The), 3.875%, 10/15/46		30,000	26,672
Rite Aid Corp., 6.125%, 4/1/23(2)		280,000	276,150
SUPERVALU, Inc., 6.75%, 6/1/21		50,000	48,500
Sysco Corp., 3.30%, 7/15/26		30,000	30,410
Target Corp., 2.50%, 4/15/26		60,000	57,661
Tesco plc, 6.15%, 11/15/37(2)		75,000	79,028
Tesco plc, MTN, 5.50%, 12/13/19	GBP	60,000	84,643
Wal-Mart Stores, Inc., 2.55%, 4/11/23		$20,000	20,398
Wal-Mart Stores, Inc., 4.30%, 4/22/44		95,000	106,642

		1,201,462
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25	80,000	82,400
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(2)	70,000	72,072
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(2)	80,000	81,000
Kraft Heinz Foods Co., 3.95%, 7/15/25	120,000	124,190
Kraft Heinz Foods Co., 5.20%, 7/15/45	30,000	32,679
Kraft Heinz Foods Co., 4.375%, 6/1/46	10,000	9,797
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)	90,000	93,262
Nature's Bounty Co. (The), 7.625%, 5/15/21(2)	55,000	58,850
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)	315,000	326,419
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	100,000	102,000
Post Holdings, Inc., 5.00%, 8/15/26(2)	330,000	330,825
		1,313,494
Gas Utilities — 0.3%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	50,000	52,750
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	60,000	63,900
Boardwalk Pipelines LP, 4.45%, 7/15/27	30,000	30,871
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	50,000	57,125
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	70,000	75,513
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27(2)	90,000	93,375
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	40,000	41,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	90,000	91,462
Enbridge Energy Partners LP, 6.50%, 4/15/18	90,000	92,486
Enbridge, Inc., 4.00%, 10/1/23	40,000	42,257
Enbridge, Inc., 4.50%, 6/10/44	40,000	40,540
Energy Transfer Equity LP, 5.875%, 1/15/24	110,000	119,075
Energy Transfer Equity LP, 5.50%, 6/1/27	75,000	80,250
Energy Transfer LP, 4.15%, 10/1/20	70,000	73,098
Energy Transfer LP, 3.60%, 2/1/23	60,000	60,933
Energy Transfer LP, 6.50%, 2/1/42	40,000	44,998
Enterprise Products Operating LLC, 5.20%, 9/1/20	35,000	38,044
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	139,015
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	45,000	45,788
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	160,000	151,200
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	50,000	54,935
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	103,669
Magellan Midstream Partners LP, 6.55%, 7/15/19	36,000	38,906
MPLX LP, 4.875%, 12/1/24	100,000	107,828
MPLX LP, 4.875%, 6/1/25	140,000	150,218
MPLX LP, 5.20%, 3/1/47	10,000	10,351
NuStar Logistics LP, 4.75%, 2/1/22	40,000	40,800
ONEOK, Inc., 4.00%, 7/13/27	40,000	40,546
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	90,000	91,133
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	50,000	51,750
Rockies Express Pipeline LLC, 5.625%, 4/15/20(2)	180,000	190,350
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	205,000	226,681
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	110,932
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	90,000	89,775

Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25(2)	94,000	96,937
TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	60,460
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	49,875
Williams Cos., Inc. (The), 4.55%, 6/24/24	240,000	246,600
Williams Partners LP, 5.10%, 9/15/45	50,000	52,435
		3,248,361
Health Care Equipment and Supplies — 0.1%
Abbott Laboratories, 2.00%, 9/15/18	20,000	20,070
Abbott Laboratories, 3.75%, 11/30/26	115,000	119,294
Alere, Inc., 6.50%, 6/15/20	50,000	50,875
Alere, Inc., 6.375%, 7/1/23(2)	60,000	64,350
Becton Dickinson and Co., 3.73%, 12/15/24	80,000	82,781
Becton Dickinson and Co., 3.70%, 6/6/27	40,000	40,580
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(2)	70,000	66,871
Mallinckrodt International Finance SA, 4.75%, 4/15/23	170,000	149,175
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(2)	105,000	103,950
Medtronic, Inc., 2.50%, 3/15/20	40,000	40,705
Medtronic, Inc., 3.50%, 3/15/25	130,000	137,157
Medtronic, Inc., 4.375%, 3/15/35	50,000	55,422
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(2)	50,000	49,250
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	68,173
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	27,000	28,105
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	40,000	47,431
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	30,000	30,377
		1,154,566
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	25,906
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	73,325
Aetna, Inc., 2.75%, 11/15/22	60,000	60,997
Cardinal Health, Inc., 1.95%, 6/14/19	100,000	100,110
Centene Corp., 5.625%, 2/15/21	100,000	104,250
Centene Corp., 6.125%, 2/15/24	115,000	124,056
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	150,000	149,250
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	55,000	51,941
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	35,000	35,131
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	50,025
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	100,000	101,125
DaVita, Inc., 5.125%, 7/15/24	107,000	109,408
DaVita, Inc., 5.00%, 5/1/25	105,000	106,712
Envision Healthcare Corp., 5.625%, 7/15/22	155,000	161,297
Express Scripts Holding Co., 3.40%, 3/1/27	130,000	129,483
HCA, Inc., 3.75%, 3/15/19	120,000	122,400
HCA, Inc., 7.50%, 2/15/22	215,000	248,325
HCA, Inc., 4.75%, 5/1/23	155,000	163,881
HCA, Inc., 5.00%, 3/15/24	110,000	117,150
HCA, Inc., 5.375%, 2/1/25	220,000	232,650
HCA, Inc., 4.50%, 2/15/27	60,000	61,125
HealthSouth Corp., 5.75%, 11/1/24	55,000	56,788
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	195,000	195,097

Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	95,000	99,864
Kindred Healthcare, Inc., 8.00%, 1/15/20	120,000	119,700
Kindred Healthcare, Inc., 6.375%, 4/15/22	60,000	54,900
Mylan NV, 3.95%, 6/15/26	30,000	30,618
NYU Hospitals Center, 4.43%, 7/1/42	30,000	32,218
Tenet Healthcare Corp., 8.00%, 8/1/20	33,000	33,488
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	51,250
Tenet Healthcare Corp., 8.125%, 4/1/22	230,000	242,075
Tenet Healthcare Corp., 6.75%, 6/15/23	150,000	149,190
Tenet Healthcare Corp., 5.125%, 5/1/25(2)	150,000	151,305
Tenet Healthcare Corp., 7.00%, 8/1/25(2)	290,000	285,334
UnitedHealth Group, Inc., 2.875%, 3/15/22	80,000	82,156
UnitedHealth Group, Inc., 3.75%, 7/15/25	80,000	85,278
Universal Health Services, Inc., 5.00%, 6/1/26(2)	85,000	89,994
		4,087,802
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(2)	67,000	69,253
Aramark Services, Inc., 5.125%, 1/15/24	65,000	69,225
Aramark Services, Inc., 5.00%, 4/1/25(2)	30,000	31,734
Boyd Gaming Corp., 6.875%, 5/15/23	91,000	98,166
Boyd Gaming Corp., 6.375%, 4/1/26	75,000	81,656
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties Finance, Inc., 8.00%, 10/1/20	60,000	61,650
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties Finance, Inc., 11.00%, 10/1/21	110,000	117,150
Eldorado Resorts, Inc., 7.00%, 8/1/23	100,000	107,875
Golden Nugget, Inc., 8.50%, 12/1/21(2)	175,000	183,750
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	150,000	154,170
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	90,000	94,266
International Game Technology plc, 6.25%, 2/15/22(2)	170,000	188,275
International Game Technology plc, 6.50%, 2/15/25(2)	45,000	50,738
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(2)	85,000	88,613
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)	45,000	47,531
McDonald's Corp., MTN, 3.375%, 5/26/25	30,000	31,118
McDonald's Corp., MTN, 4.70%, 12/9/35	20,000	22,456
McDonald's Corp., MTN, 4.45%, 3/1/47	70,000	74,783
MGM Resorts International, 5.25%, 3/31/20	80,000	84,600
MGM Resorts International, 6.00%, 3/15/23	135,000	149,513
MGM Resorts International, 4.625%, 9/1/26	50,000	51,125
Penn National Gaming, Inc., 5.625%, 1/15/27(2)	175,000	182,000
Pinnacle Entertainment, Inc., 5.625%, 5/1/24	30,000	30,975
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(2)	50,000	50,625
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	33,463
Scientific Games International, Inc., 6.25%, 9/1/20	70,000	70,700
Scientific Games International, Inc., 7.00%, 1/1/22(2)	195,000	208,650
Scientific Games International, Inc., 10.00%, 12/1/22	105,000	117,206
Station Casinos LLC, 7.50%, 3/1/21	72,000	74,880
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	130,000	135,850
Yum! Brands, Inc., 3.75%, 11/1/21	50,000	51,563
		2,813,559

Household Durables — 0.2%
Beazer Homes USA, Inc., 7.25%, 2/1/23		95,000	100,462
Beazer Homes USA, Inc., 6.75%, 3/15/25		130,000	137,475
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)		75,000	78,563
Century Communities, Inc., 6.875%, 5/15/22		30,000	31,800
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(2)		50,000	47,500
KB Home, 7.00%, 12/15/21		55,000	61,738
Lennar Corp., 4.50%, 4/30/24		160,000	166,000
Meritage Homes Corp., 5.125%, 6/6/27(2)		190,000	189,762
Newell Brands, Inc., 4.20%, 4/1/26		105,000	112,060
Newell Brands, Inc., 5.50%, 4/1/46		30,000	35,987
PulteGroup, Inc., 5.50%, 3/1/26		100,000	107,875
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)		60,000	61,725
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(2)		225,000	238,219
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		185,000	197,487
William Lyon Homes, Inc., 5.875%, 1/31/25		115,000	118,450
			1,685,103
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(2)		65,000	68,412
Spectrum Brands, Inc., 6.625%, 11/15/22		155,000	161,394
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	42,750
			272,556
Industrial Conglomerates — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(2)		25,000	28,461
FedEx Corp., 4.40%, 1/15/47		30,000	30,899
General Electric Co., 4.125%, 10/9/42		90,000	95,464
General Electric Co., MTN, 5.625%, 9/15/17		212,000	212,228
General Electric Co., MTN, 4.375%, 9/16/20		220,000	236,767
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		50,000	52,264
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(2)		203,000	210,612
			866,695
Insurance — 0.2%
Allianz SE, MTN, VRN, 4.75%, 10/24/23(8)	EUR	100,000	138,861
American International Group, Inc., 4.125%, 2/15/24		$180,000	192,651
American International Group, Inc., 4.50%, 7/16/44		40,000	41,840
AXA SA, 7.125%, 12/15/20	GBP	20,000	30,604
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$78,000	81,308
Berkshire Hathaway, Inc., 2.75%, 3/15/23		30,000	30,710
Berkshire Hathaway, Inc., 4.50%, 2/11/43		50,000	55,941
Chubb INA Holdings, Inc., 3.15%, 3/15/25		70,000	71,788
Chubb INA Holdings, Inc., 3.35%, 5/3/26		30,000	31,098
CNP Assurances, VRN, 4.00%, 11/18/24(8)	EUR	100,000	128,556
Fiore Capital LLC, VRDN, 1.19%, 9/7/17, resets weekly off the remarketing agent		$450,000	450,000
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25(8)	EUR	100,000	125,979
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	34,363
Genworth Holdings, Inc., VRN, 3.32%, 9/18/17, resets quarterly off the 3-month LIBOR plus 2.00%		25,000	10,750
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		20,000	25,237
International Lease Finance Corp., 3.875%, 4/15/18		80,000	80,915
International Lease Finance Corp., 6.25%, 5/15/19		100,000	106,733

Liberty Mutual Group, Inc., VRN, 4.15%, 12/15/17, resets quarterly off the 3-month LIBOR plus 2.91%(2)	125,000	122,812
Markel Corp., 4.90%, 7/1/22	70,000	76,943
Markel Corp., 3.625%, 3/30/23	20,000	20,811
MetLife, Inc., 4.125%, 8/13/42	30,000	30,863
MetLife, Inc., 4.875%, 11/13/43	30,000	34,725
Principal Financial Group, Inc., 3.30%, 9/15/22	30,000	31,175
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	60,000	65,604
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	70,000	86,597
Voya Financial, Inc., 5.70%, 7/15/43	50,000	59,542
Voya Financial, Inc., VRN, 5.65%, 5/15/23(8)	75,000	79,687
WR Berkley Corp., 4.625%, 3/15/22	40,000	43,631
WR Berkley Corp., 4.75%, 8/1/44	30,000	31,950
		2,321,674
Internet and Direct Marketing Retail†
Amazon.com, Inc., 3.15%, 8/22/27(2)	120,000	122,420
Amazon.com, Inc., 3.875%, 8/22/37(2)	30,000	30,856
		153,276
Internet Software and Services†
Netflix, Inc., 5.375%, 2/1/21	40,000	43,050
Netflix, Inc., 5.75%, 3/1/24	100,000	107,375
		150,425
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	15,000	15,656
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	99,113
Fidelity National Information Services, Inc., 3.00%, 8/15/26	100,000	98,633
First Data Corp., 7.00%, 12/1/23(2)	150,000	162,000
First Data Corp., 5.00%, 1/15/24(2)	100,000	104,375
First Data Corp., 5.75%, 1/15/24(2)	120,000	126,636
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	80,000	83,066
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	50,000	53,163
		742,642
Machinery†
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(2)	115,000	125,856
CNH Industrial Capital LLC, 3.375%, 7/15/19	75,000	76,219
Navistar International Corp., 8.25%, 11/1/21	50,000	50,500
		252,575
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	220,000	225,500
Media — 0.7%
21st Century Fox America, Inc., 6.90%, 8/15/39	40,000	54,326
21st Century Fox America, Inc., 4.75%, 9/15/44	10,000	10,790
21st Century Fox America, Inc., 4.75%, 11/15/46	20,000	21,756
Altice Financing SA, 6.625%, 2/15/23(2)	260,000	275,600
Altice Financing SA, 7.50%, 5/15/26(2)	50,000	54,885
Altice Finco SA, 7.625%, 2/15/25(2)	115,000	121,900
Altice Luxembourg SA, 7.625%, 2/15/25(2)	115,000	124,884
Altice US Finance I Corp., 5.375%, 7/15/23(2)	100,000	105,000
Altice US Finance I Corp., 5.50%, 5/15/26(2)	50,000	53,031
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	100,000	95,500

AMC Networks, Inc., 4.75%, 8/1/25	130,000	130,650
Cablevision Systems Corp., 5.875%, 9/15/22	125,000	130,938
CBS Corp., 3.50%, 1/15/25	50,000	51,114
CBS Corp., 4.85%, 7/1/42	30,000	31,587
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	250,000	258,125
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(2)	170,000	178,267
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	120,000	127,163
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	25,000	25,813
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	170,000	182,412
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	90,000	103,866
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	56,870
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	220,000
Comcast Corp., 6.40%, 5/15/38	100,000	132,876
Comcast Corp., 4.75%, 3/1/44	30,000	33,182
CSC Holdings LLC, 6.75%, 11/15/21	120,000	132,936
CSC Holdings LLC, 10.125%, 1/15/23(2)	70,000	81,267
CSC Holdings LLC, 6.625%, 10/15/25(2)	100,000	109,750
CSC Holdings LLC, 5.50%, 4/15/27(2)	90,000	94,275
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	50,000	15,750
Discovery Communications LLC, 5.625%, 8/15/19	32,000	34,062
Discovery Communications LLC, 4.90%, 3/11/26	80,000	85,706
DISH DBS Corp., 6.75%, 6/1/21	100,000	110,625
DISH DBS Corp., 5.00%, 3/15/23	130,000	134,589
DISH DBS Corp., 5.875%, 11/15/24	175,000	189,437
Gray Television, Inc., 5.125%, 10/15/24(2)	100,000	101,625
Gray Television, Inc., 5.875%, 7/15/26(2)	205,000	211,662
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	30,000	31,692
Lamar Media Corp., 5.875%, 2/1/22	70,000	72,100
Lamar Media Corp., 5.00%, 5/1/23	90,000	93,600
Lamar Media Corp., 5.375%, 1/15/24	30,000	31,613
McClatchy Co. (The), 9.00%, 12/15/22	35,000	36,531
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	54,139
NBCUniversal Media LLC, 2.875%, 1/15/23	50,000	51,162
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(2)	140,000	145,250
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	160,000	166,000
Omnicom Group, Inc., 3.60%, 4/15/26	60,000	61,162
Regal Entertainment Group, 5.75%, 3/15/22	100,000	103,990
RR Donnelley & Sons Co., 6.00%, 4/1/24	90,000	85,613
SFR Group SA, 6.00%, 5/15/22(2)	165,000	173,456
SFR Group SA, 7.375%, 5/1/26(2)	140,000	151,728
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	80,000	82,024
Sirius XM Radio, Inc., 4.625%, 5/15/23(2)	95,000	98,088
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	60,000	64,967
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	55,000	58,278
TEGNA, Inc., 5.50%, 9/15/24(2)	130,000	137,312
Time Warner Cable LLC, 6.75%, 7/1/18	35,000	36,364
Time Warner Cable LLC, 5.50%, 9/1/41	30,000	30,832
Time Warner Cable LLC, 4.50%, 9/15/42	30,000	27,802
Time Warner, Inc., 3.60%, 7/15/25	105,000	106,339

Time Warner, Inc., 3.80%, 2/15/27	60,000	60,523
Time Warner, Inc., 5.35%, 12/15/43	30,000	32,684
Univision Communications, Inc., 5.125%, 2/15/25(2)	170,000	171,275
Viacom, Inc., 3.125%, 6/15/22	10,000	10,004
Viacom, Inc., 4.25%, 9/1/23	55,000	57,063
Videotron Ltd., 5.00%, 7/15/22	75,000	80,531
Virgin Media Finance plc, 5.75%, 1/15/25(2)	100,000	103,625
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	150,000	156,937
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	60,000	60,684
Wind Acquisition Finance SA, 7.375%, 4/23/21(2)	190,000	197,666
WMG Acquisition Corp., 5.625%, 4/15/22(2)	144,000	150,480
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)	85,000	88,506
		6,952,239
Metals and Mining — 0.3%
AK Steel Corp., 7.00%, 3/15/27	90,000	92,025
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)	75,000	82,688
Aleris International, Inc., 9.50%, 4/1/21(2)	40,000	42,700
Allegheny Technologies, Inc., 5.95%, 1/15/21	145,000	148,262
ArcelorMittal, 6.00%, 3/1/21	70,000	76,825
ArcelorMittal, 6.125%, 6/1/25	75,000	86,438
ArcelorMittal, 7.25%, 3/1/41	140,000	162,792
Arconic, Inc., 5.40%, 4/15/21	45,000	48,431
Arconic, Inc., 5.125%, 10/1/24	160,000	170,400
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	37,219
Cleveland-Cliffs, Inc., 5.75%, 3/1/25(2)	150,000	147,248
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)	90,000	92,925
Freeport-McMoRan, Inc., 3.55%, 3/1/22	220,000	216,837
Freeport-McMoRan, Inc., 3.875%, 3/15/23	4,000	3,980
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	208,012
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	50,000	54,211
Kinross Gold Corp., 5.125%, 9/1/21	25,000	26,690
Lundin Mining Corp., 7.875%, 11/1/22(2)	70,000	76,650
New Gold, Inc., 6.25%, 11/15/22(2)	35,000	36,400
Novelis Corp., 5.875%, 9/30/26(2)	150,000	156,750
Southern Copper Corp., 5.25%, 11/8/42	20,000	21,444
Steel Dynamics, Inc., 5.25%, 4/15/23	115,000	119,600
Steel Dynamics, Inc., 5.00%, 12/15/26	25,000	26,500
Teck Resources Ltd., 4.75%, 1/15/22	165,000	173,877
Teck Resources Ltd., 6.25%, 7/15/41	40,000	44,200
United States Steel Corp., 7.375%, 4/1/20	94,000	103,048
Vale Overseas Ltd., 5.625%, 9/15/19	30,000	32,385
Vale Overseas Ltd., 6.25%, 8/10/26	30,000	34,080
		2,522,617
Multi-Utilities — 0.3%
AES Corp., 4.875%, 5/15/23	315,000	323,662
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	30,000	31,275
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	76,875
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	150,000	152,250
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	52,199

Calpine Corp., 5.375%, 1/15/23	100,000	95,500
Calpine Corp., 5.75%, 1/15/25	250,000	231,250
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	42,159
Dominion Energy, Inc., 6.40%, 6/15/18	120,000	124,371
Dominion Energy, Inc., 2.75%, 9/15/22	10,000	10,098
Dominion Energy, Inc., 3.625%, 12/1/24	90,000	94,109
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	33,837
Duke Energy Corp., 3.15%, 8/15/27	10,000	10,087
Duke Energy Florida LLC, 6.35%, 9/15/37	51,000	71,023
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	41,230
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	43,415
Dynegy, Inc., 7.375%, 11/1/22	160,000	166,000
Dynegy, Inc., 7.625%, 11/1/24	60,000	62,175
Exelon Corp., 5.15%, 12/1/20	70,000	75,977
Exelon Corp., 4.45%, 4/15/46	20,000	21,290
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	42,624
Exelon Generation Co. LLC, 5.60%, 6/15/42	30,000	31,420
FirstEnergy Corp., 4.25%, 3/15/23	70,000	74,368
FirstEnergy Corp., 4.85%, 7/15/47	20,000	20,946
Florida Power & Light Co., 4.125%, 2/1/42	75,000	81,843
Georgia Power Co., 4.30%, 3/15/42	30,000	31,811
MidAmerican Energy Co., 4.40%, 10/15/44	100,000	112,514
NiSource Finance Corp., 5.65%, 2/1/45	40,000	49,890
NRG Energy, Inc., 6.25%, 7/15/22	150,000	157,875
NRG Energy, Inc., 6.25%, 5/1/24	155,000	161,200
NRG Energy, Inc., 7.25%, 5/15/26	75,000	81,000
Pacific Gas & Electric Co., 4.00%, 12/1/46	50,000	52,646
Potomac Electric Power Co., 3.60%, 3/15/24	40,000	42,482
Progress Energy, Inc., 3.15%, 4/1/22	40,000	41,049
Sempra Energy, 2.875%, 10/1/22	70,000	70,912
Sempra Energy, 3.25%, 6/15/27	50,000	49,982
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	19,822
Southern Power Co., 5.15%, 9/15/41	20,000	21,866
Southwestern Public Service Co., 3.70%, 8/15/47	20,000	20,283
Talen Energy Supply LLC, 4.625%, 7/15/19(2)	15,000	14,775
Talen Energy Supply LLC, 6.50%, 6/1/25	95,000	69,588
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	30,856
		3,038,534
Multiline Retail†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	70,000	27,650
JC Penney Corp., Inc., 5.65%, 6/1/20	70,000	69,531
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	80,000	75,591
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(2)	60,000	31,050
		203,822
Oil, Gas and Consumable Fuels — 0.6%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(2)	100,000	107,750
Anadarko Petroleum Corp., 5.55%, 3/15/26	30,000	33,544
Anadarko Petroleum Corp., 6.45%, 9/15/36	40,000	46,881
Antero Resources Corp., 5.125%, 12/1/22	145,000	146,087

Antero Resources Corp., 5.625%, 6/1/23	35,000	35,788
Antero Resources Corp., 5.00%, 3/1/25	40,000	39,400
Apache Corp., 4.75%, 4/15/43	50,000	49,643
BP Capital Markets plc, 2.75%, 5/10/23	50,000	50,433
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	70,000	67,550
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	60,000	61,050
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	68,250
Cenovus Energy, Inc., 4.25%, 4/15/27(2)	30,000	29,015
Cenovus Energy, Inc., 6.75%, 11/15/39	110,000	119,223
Chesapeake Energy Corp., 8.00%, 12/15/22(2)	95,000	98,562
Chesapeake Energy Corp., 8.00%, 1/15/25(2)	175,000	169,312
Chevron Corp., 2.10%, 5/16/21	50,000	50,360
Cimarex Energy Co., 4.375%, 6/1/24	50,000	53,097
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	50,000	53,677
Comstock Resources, Inc., PIK, 10.00%, 3/15/20	65,000	64,838
Concho Resources, Inc., 5.50%, 4/1/23	195,000	200,972
Concho Resources, Inc., 4.375%, 1/15/25	80,000	83,600
ConocoPhillips Holding Co., 6.95%, 4/15/29	30,000	39,242
CONSOL Energy, Inc., 5.875%, 4/15/22	250,000	251,250
Continental Resources, Inc., 5.00%, 9/15/22	165,000	166,444
Continental Resources, Inc., 3.80%, 6/1/24	125,000	116,875
Denbury Resources, Inc., 4.625%, 7/15/23	75,000	33,375
Diamondback Energy, Inc., 4.75%, 11/1/24	105,000	105,787
Ecopetrol SA, 5.875%, 5/28/45	70,000	68,379
Encana Corp., 6.50%, 2/1/38	30,000	34,909
EOG Resources, Inc., 5.625%, 6/1/19	120,000	127,740
EOG Resources, Inc., 4.10%, 2/1/21	40,000	42,355
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	90,000	66,713
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	90,000	88,425
Exxon Mobil Corp., 2.71%, 3/6/25	80,000	81,389
Exxon Mobil Corp., 3.04%, 3/1/26	90,000	92,724
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	60,000	57,450
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	105,000	100,012
Gulfport Energy Corp., 6.00%, 10/15/24(2)	75,000	73,875
Gulfport Energy Corp., 6.375%, 5/15/25(2)	65,000	64,188
Halcon Resources Corp., 6.75%, 2/15/25(2)	135,000	136,350
Hess Corp., 6.00%, 1/15/40	40,000	41,246
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	70,000	67,900
Laredo Petroleum, Inc., 6.25%, 3/15/23	80,000	82,200
Marathon Oil Corp., 3.85%, 6/1/25	40,000	39,747
Marathon Oil Corp., 5.20%, 6/1/45	30,000	29,357
MEG Energy Corp., 7.00%, 3/31/24(2)	100,000	80,000
MEG Energy Corp., 6.50%, 1/15/25(2)	75,000	69,937
Murphy Oil Corp., 4.70%, 12/1/22	90,000	88,758
Newfield Exploration Co., 5.75%, 1/30/22	85,000	90,100
Newfield Exploration Co., 5.625%, 7/1/24	88,000	94,046
Noble Energy, Inc., 4.15%, 12/15/21	60,000	63,595
Oasis Petroleum, Inc., 6.875%, 3/15/22	175,000	171,500
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	86,480

Petroleos Mexicanos, 4.875%, 1/24/22	20,000	21,128
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	29,813
Petroleos Mexicanos, 6.625%, 6/15/35	30,000	32,850
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	56,610
Phillips 66, 4.30%, 4/1/22	70,000	75,359
QEP Resources, Inc., 5.375%, 10/1/22	150,000	145,125
Range Resources Corp., 5.00%, 8/15/22(2)	155,000	153,450
Sanchez Energy Corp., 7.75%, 6/15/21	75,000	65,250
Sanchez Energy Corp., 6.125%, 1/15/23	75,000	57,563
Shell International Finance BV, 2.375%, 8/21/22	80,000	80,816
Shell International Finance BV, 3.625%, 8/21/42	55,000	52,884
Shell International Finance BV, 4.55%, 8/12/43	4,000	4,394
SM Energy Co., 6.50%, 1/1/23	45,000	43,313
SM Energy Co., 5.00%, 1/15/24	70,000	62,650
Southwestern Energy Co., 6.70%, 1/23/25	80,000	78,400
Statoil ASA, 2.45%, 1/17/23	80,000	80,467
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	50,000	49,500
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	135,000	133,650
Suncor Energy, Inc., 6.50%, 6/15/38	20,000	26,060
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	100,000	103,055
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23	68,000	71,995
Total Capital Canada Ltd., 2.75%, 7/15/23	40,000	40,905
Whiting Petroleum Corp., 5.75%, 3/15/21	215,000	202,637
WPX Energy, Inc., 6.00%, 1/15/22	50,000	51,813
WPX Energy, Inc., 8.25%, 8/1/23	65,000	71,662
		6,172,729
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	50,000	51,018
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23	45,000	40,275
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.70%, 5/14/45	10,000	10,864
Actavis, Inc., 3.25%, 10/1/22	88,000	90,425
Allergan Funding SCS, 3.85%, 6/15/24	120,000	126,779
Allergan Funding SCS, 4.55%, 3/15/35	40,000	43,011
Endo DAC / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(2)	35,000	29,406
Endo DAC / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(2)	130,000	107,575
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(2)	130,000	109,525
Merck & Co., Inc., 2.40%, 9/15/22	60,000	61,109
Quintiles IMS, Inc., 4.875%, 5/15/23(2)	150,000	156,750
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	200,000	198,756
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(2)	100,000	99,062
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(2)	100,000	99,530
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(2)	115,000	110,687
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(2)	210,000	200,550
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(2)	150,000	126,750
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(2)	50,000	53,188
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(2)	120,000	101,700
		1,725,667

Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(2)	45,000	43,544
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(2)	110,000	113,713
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	107,627
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	35,242
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	13,100
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	80,000	84,372
CSX Corp., 3.40%, 8/1/24	60,000	62,179
CSX Corp., 3.25%, 6/1/27	40,000	40,218
Norfolk Southern Corp., 5.75%, 4/1/18	20,000	20,470
Union Pacific Corp., 4.75%, 9/15/41	80,000	91,615
		454,823
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	23,000	25,990
Advanced Micro Devices, Inc., 7.00%, 7/1/24	45,000	48,094
Intel Corp., 3.15%, 5/11/27	60,000	61,316
Lam Research Corp., 2.80%, 6/15/21	70,000	71,381
Micron Technology, Inc., 5.25%, 8/1/23(2)	100,000	104,625
Micron Technology, Inc., 5.50%, 2/1/25	23,000	24,407
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	75,000	78,000
QUALCOMM, Inc., 3.25%, 5/20/27	60,000	60,928
		474,741
Software — 0.1%
Activision Blizzard, Inc., 2.30%, 9/15/21	50,000	49,886
IMS Health, Inc., 5.00%, 10/15/26(2)	45,000	47,250
Infor US, Inc., 6.50%, 5/15/22	263,000	269,575
Microsoft Corp., 2.70%, 2/12/25	100,000	101,199
Microsoft Corp., 3.125%, 11/3/25	90,000	93,204
Microsoft Corp., 3.45%, 8/8/36	20,000	20,199
Microsoft Corp., 4.25%, 2/6/47	130,000	143,597
Oracle Corp., 3.625%, 7/15/23	90,000	96,323
Oracle Corp., 2.65%, 7/15/26	50,000	49,202
Oracle Corp., 4.00%, 7/15/46	100,000	103,160
Rackspace Hosting, Inc., 8.625%, 11/15/24(2)	125,000	132,969
		1,106,564
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	210,000	217,350
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)	70,000	70,438
Herc Rentals, Inc., 7.50%, 6/1/22(2)	68,000	74,800
Hertz Corp. (The), 6.75%, 4/15/19	45,000	44,859
Hertz Corp. (The), 5.875%, 10/15/20	50,000	48,250
Hertz Corp. (The), 6.25%, 10/15/22	65,000	60,775
Home Depot, Inc. (The), 3.75%, 2/15/24	130,000	139,440
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	93,380
Lowe's Cos., Inc., 3.10%, 5/3/27	50,000	50,500
Lowe's Cos., Inc., 4.05%, 5/3/47	25,000	25,756
Michaels Stores, Inc., 5.875%, 12/15/20(2)	105,000	107,494

Party City Holdings, Inc., 6.125%, 8/15/23(2)	75,000	78,750
PetSmart, Inc., 5.875%, 6/1/25(2)	60,000	53,850
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	65,975
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	76,500
Sonic Automotive, Inc., 5.00%, 5/15/23	50,000	48,875
United Rentals North America, Inc., 4.625%, 7/15/23	160,000	167,651
United Rentals North America, Inc., 5.50%, 7/15/25	200,000	214,750
United Rentals North America, Inc., 5.50%, 5/15/27	50,000	53,125
		1,692,518
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.85%, 5/6/21	60,000	61,992
Apple, Inc., 3.00%, 2/9/24	20,000	20,583
Apple, Inc., 2.50%, 2/9/25	205,000	202,697
Apple, Inc., 3.20%, 5/11/27	70,000	71,669
CommScope Technologies LLC, 6.00%, 6/15/25(2)	170,000	181,475
Dell International LLC / EMC Corp., 7.125%, 6/15/24(2)	245,000	271,516
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	170,000	190,097
Dell, Inc., 5.875%, 6/15/19	120,000	127,134
EMC Corp., 2.65%, 6/1/20	50,000	49,352
NCR Corp., 5.00%, 7/15/22	100,000	102,500
Seagate HDD Cayman, 4.75%, 6/1/23	50,000	50,480
Western Digital Corp., 10.50%, 4/1/24	125,000	148,594
		1,478,089
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 4.625%, 5/15/24(2)	90,000	94,050
L Brands, Inc., 5.625%, 2/15/22	140,000	148,575
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	195,000	174,038
		416,663
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22	140,000	143,394
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 6.00%, 11/15/22	220,000	234,575
Sprint Corp., 7.25%, 9/15/21	160,000	176,800
Sprint Corp., 7.875%, 9/15/23	70,000	80,159
Sprint Corp., 7.125%, 6/15/24	315,000	346,893
T-Mobile USA, Inc., 6.125%, 1/15/22	75,000	78,375
T-Mobile USA, Inc., 6.625%, 4/1/23	95,000	100,344
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	140,319
T-Mobile USA, Inc., 6.50%, 1/15/26	100,000	111,000
		1,268,465
TOTAL CORPORATE BONDS (Cost $74,167,478)		76,039,607
U.S. TREASURY SECURITIES — 6.8%
U.S. Treasury Bonds, 3.50%, 2/15/39	850,000	982,779
U.S. Treasury Bonds, 4.375%, 11/15/39	100,000	130,330
U.S. Treasury Bonds, 2.875%, 5/15/43	950,000	981,988
U.S. Treasury Bonds, 3.75%, 11/15/43	140,000	168,213
U.S. Treasury Bonds, 3.125%, 8/15/44(3)	160,000	173,137
U.S. Treasury Bonds, 3.00%, 11/15/44	100,000	105,717
U.S. Treasury Bonds, 2.50%, 2/15/45	2,010,000	1,924,261

U.S. Treasury Bonds, 3.00%, 5/15/45	350,000	369,633
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	52,767
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	1,419,296	1,613,187
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	242,934	287,369
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,452,978	3,002,784
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	407,995	519,674
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	715,480	700,727
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	330,283	313,160
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,208,696	1,353,151
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,269,081	1,228,918
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	710,332	711,613
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	888,582	890,538
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	679,656	704,835
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	4,184,040	4,206,131
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	2,575,494	2,683,952
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	2,583,825	2,596,769
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,406,951	1,415,955
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	151,085	151,628
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,449,937	2,470,972
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,538,784	1,542,161
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	1,473,612	1,500,941
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	787,365	809,302
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,404,112	2,771,713
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	1,890,280	1,907,441
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	1,237,092	1,266,298
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	3,678,912	3,616,255
U.S. Treasury Notes, 1.00%, 2/15/18(3)	60,000	59,965
U.S. Treasury Notes, 1.00%, 3/15/18	3,400,000	3,397,543
U.S. Treasury Notes, 0.75%, 4/15/18	500,000	498,662
U.S. Treasury Notes, 1.375%, 9/30/18	3,300,000	3,304,254
U.S. Treasury Notes, 1.125%, 1/31/19	3,800,000	3,791,465
U.S. Treasury Notes, 1.75%, 9/30/19	50,000	50,414
U.S. Treasury Notes, 1.50%, 11/30/19	1,350,000	1,354,509
U.S. Treasury Notes, 1.375%, 1/15/20(3)	350,000	350,103
U.S. Treasury Notes, 1.375%, 2/29/20	850,000	850,100
U.S. Treasury Notes, 1.50%, 5/31/20	200,000	200,508
U.S. Treasury Notes, 1.625%, 6/30/20	450,000	452,593
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	254,043
U.S. Treasury Notes, 2.25%, 4/30/21	150,000	153,718
U.S. Treasury Notes, 1.125%, 8/31/21	80,000	78,533
U.S. Treasury Notes, 2.00%, 10/31/21	3,300,000	3,349,242
U.S. Treasury Notes, 2.00%, 12/31/21(3)	500,000	507,314
U.S. Treasury Notes, 1.875%, 1/31/22	2,550,000	2,573,259
U.S. Treasury Notes, 1.875%, 4/30/22	1,000,000	1,008,066
U.S. Treasury Notes, 1.75%, 9/30/22	100,000	100,062
U.S. Treasury Notes, 1.25%, 7/31/23	50,000	48,357
U.S. Treasury Notes, 2.00%, 11/15/26	40,000	39,642
TOTAL U.S. TREASURY SECURITIES (Cost $64,504,553)		65,576,651
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 2.3%

Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(9) — 0.3%
FHLMC, VRN, 1.78%, 9/15/17	27,495	28,328
FHLMC, VRN, 1.91%, 9/15/17	39,982	41,152
FHLMC, VRN, 2.01%, 9/15/17	46,316	47,920
FHLMC, VRN, 2.32%, 9/15/17	121,036	122,930
FHLMC, VRN, 2.38%, 9/15/17	241,560	246,060
FHLMC, VRN, 2.76%, 9/15/17	59,173	62,386
FHLMC, VRN, 3.01%, 9/15/17	142,119	149,794
FHLMC, VRN, 3.07%, 9/15/17	59,365	62,580
FHLMC, VRN, 3.52%, 9/15/17	36,816	39,080
FHLMC, VRN, 3.63%, 9/15/17	15,540	16,342
FHLMC, VRN, 3.67%, 9/15/17	40,971	42,845
FHLMC, VRN, 4.06%, 9/15/17	46,372	48,115
FHLMC, VRN, 4.27%, 9/15/17	48,535	50,741
FNMA, VRN, 2.88%, 9/25/17	62,366	65,305
FNMA, VRN, 2.92%, 9/25/17	21,657	22,431
FNMA, VRN, 2.93%, 9/25/17	190,507	196,781
FNMA, VRN, 2.94%, 9/25/17	75,602	78,328
FNMA, VRN, 2.94%, 9/25/17	99,014	102,638
FNMA, VRN, 2.94%, 9/25/17	157,715	163,620
FNMA, VRN, 2.94%, 9/25/17	76,153	79,004
FNMA, VRN, 3.18%, 9/25/17	123,295	127,299
FNMA, VRN, 3.20%, 9/25/17	242,743	250,098
FNMA, VRN, 3.21%, 9/25/17	146,775	151,247
FNMA, VRN, 3.26%, 9/25/17	246,086	256,669
FNMA, VRN, 3.30%, 9/25/17	26,385	27,733
FNMA, VRN, 3.32%, 9/25/17	19,121	19,941
FNMA, VRN, 3.33%, 9/25/17	52,270	54,449
FNMA, VRN, 3.61%, 9/25/17	38,427	40,140
FNMA, VRN, 3.93%, 9/25/17	53,606	55,747
		2,649,703
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.0%
FHLMC, 4.50%, 1/1/19	12,694	12,982
FHLMC, 7.00%, 8/1/29	734	799
FHLMC, 8.00%, 7/1/30	6,548	7,794
FHLMC, 5.50%, 12/1/33	41,709	46,823
FHLMC, 6.00%, 11/1/38	179,546	202,496
FHLMC, 6.50%, 7/1/47	5,202	5,573
FNMA, 3.00%, 9/13/17(5)	1,700,000	1,719,258
FNMA, 3.50%, 9/13/17(5)	4,185,000	4,336,295
FNMA, 4.00%, 9/13/17(5)	2,350,000	2,482,830
FNMA, 4.50%, 9/13/17(5)	500,000	537,852
FNMA, 5.00%, 9/1/20	12,194	12,490
FNMA, 7.00%, 6/1/26	297	332
FNMA, 7.50%, 3/1/27	159	159
FNMA, 7.00%, 1/1/29	3,874	4,213
FNMA, 6.50%, 4/1/29	8,915	9,886
FNMA, 6.50%, 8/1/29	4,390	5,050
FNMA, 6.50%, 12/1/29	11,389	12,628

FNMA, 7.00%, 3/1/30	2,419	2,637
FNMA, 8.00%, 7/1/30	5,132	5,265
FNMA, 7.50%, 9/1/30	1,706	2,064
FNMA, 5.00%, 7/1/31	6,271	6,864
FNMA, 7.00%, 9/1/31	8,975	9,888
FNMA, 6.50%, 1/1/32	1,921	2,130
FNMA, 6.50%, 8/1/32	4,593	5,275
FNMA, 6.50%, 11/1/32	43,007	49,100
FNMA, 5.50%, 6/1/33	14,772	16,535
FNMA, 5.50%, 8/1/33	24,481	27,430
FNMA, 5.00%, 11/1/33	183,714	202,817
FNMA, 4.50%, 9/1/35	98,035	105,860
FNMA, 5.00%, 2/1/36	137,153	151,412
FNMA, 5.50%, 1/1/37	95,188	106,374
FNMA, 6.50%, 8/1/37	82,633	93,047
FNMA, 5.00%, 4/1/40	353,583	387,009
FNMA, 4.00%, 1/1/41	1,060,179	1,139,120
FNMA, 4.50%, 7/1/41	480,849	522,455
FNMA, 4.50%, 9/1/41	42,825	46,464
FNMA, 4.00%, 12/1/41	332,174	355,629
FNMA, 3.50%, 5/1/42	249,604	260,070
FNMA, 3.50%, 6/1/42	149,571	156,066
FNMA, 3.00%, 11/1/42	523,511	532,359
FNMA, 3.50%, 5/1/45	740,133	769,705
FNMA, 3.50%, 2/1/46	1,306,471	1,358,850
FNMA, 6.50%, 8/1/47	10,086	10,871
FNMA, 6.50%, 9/1/47	19,244	20,683
FNMA, 6.50%, 9/1/47	867	934
FNMA, 6.50%, 9/1/47	17,122	18,410
FNMA, 6.50%, 9/1/47	4,568	4,900
GNMA, 2.50%, 9/21/17(5)	35,000	34,699
GNMA, 3.00%, 9/21/17(5)	700,000	714,492
GNMA, 3.50%, 9/21/17(5)	275,000	286,784
GNMA, 4.00%, 9/21/17(5)	585,000	616,489
GNMA, 7.50%, 10/15/25	1,133	1,163
GNMA, 6.00%, 3/15/26	3,425	3,874
GNMA, 7.00%, 12/15/27	3,043	3,073
GNMA, 6.50%, 2/15/28	503	553
GNMA, 7.50%, 5/15/30	2,811	2,896
GNMA, 7.00%, 5/15/31	12,258	14,432
GNMA, 5.50%, 11/15/32	25,209	28,338
GNMA, 6.50%, 10/15/38	352,778	418,586
GNMA, 4.50%, 5/20/41	311,152	334,022
GNMA, 4.50%, 6/15/41	373,879	407,842
GNMA, 3.50%, 4/20/45	101,631	106,164
GNMA, 2.50%, 7/20/46	139,926	138,847
GNMA, 2.50%, 8/20/46	303,312	300,976
		19,180,913
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $21,467,196)		21,830,616

SOVEREIGN GOVERNMENTS AND AGENCIES — 1.5%
Australia†
Australia Government Bond, 2.75%, 4/21/24	AUD	295,000	239,065
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	86,739
			325,804
Austria†
Republic of Austria Government Bond, 3.50%, 9/15/21(2)	EUR	91,000	125,533
Republic of Austria Government Bond, 0.75%, 10/20/26(2)	EUR	43,000	52,456
Republic of Austria Government Bond, 4.15%, 3/15/37(2)	EUR	24,000	43,751
			221,740
Belgium†
Kingdom of Belgium Government Bond, 2.25%, 6/22/23	EUR	62,000	83,833
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	27,000	49,961
			133,794
Canada — 0.2%
Canadian Government Bond, 0.75%, 9/1/21	CAD	950,000	741,126
Canadian Government Bond, 4.00%, 6/1/41	CAD	100,000	105,371
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	179,000	151,553
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	191,000	158,355
Province of Quebec Canada, 3.00%, 9/1/23	CAD	135,000	113,258
Province of Quebec Canada, 5.75%, 12/1/36	CAD	100,000	111,906
Province of Quebec Canada, 3.50%, 12/1/48	CAD	18,000	15,591
			1,397,160
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	107,000
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	133,000
			240,000
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	34,453
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	315,000	50,480
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	16,864
			67,344
Finland†
Finland Government Bond, 4.00%, 7/4/25(2)	EUR	56,000	86,343
France — 0.1%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	187,000	247,257
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	85,000	153,913
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	130,000	209,938
			611,108
Germany — 0.1%
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	130,000	160,845
Bundesrepublik Deutschland, 0.00%, 8/15/26(6)	EUR	335,000	391,391
Bundesrepublik Deutschland, 0.25%, 2/15/27	EUR	203,000	240,855
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	107,000	186,587
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	24,000	50,943
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	46,000	72,666
			1,103,287
Hungary†

Hungary Government Bond, 6.75%, 10/22/28	HUF	2,800,000	14,558
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	71,000	101,853
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	418,000	498,981
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	264,000	319,980
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	103,000	157,506
Republic of Italy Government International Bond, 6.875%, 9/27/23		$60,000	72,327
			1,048,794
Japan — 0.5%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	120,450,000	1,150,017
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	41,700,000	399,913
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	62,700,000	769,271
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,100,000	342,163
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	19,400,000	204,073
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	135,900,000	1,478,869
			4,344,306
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	300,000	70,308
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	2,160,000	119,483
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	211,780
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$48,000	50,208
			381,471
Netherlands†
Netherlands Government Bond, 0.00%, 1/15/22(2)(6)	EUR	60,000	72,639
Netherlands Government Bond, 0.50%, 7/15/26(2)	EUR	95,000	114,626
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	27,000	44,600
			231,865
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	197,000	148,089
Norway — 0.2%
Norway Government Bond, 3.75%, 5/25/21(2)	NOK	12,036,000	1,714,716
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$40,000	54,400
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	76,050
			130,450
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	200,000	59,840
Republic of Poland Government International Bond, 5.125%, 4/21/21		$70,000	77,449
			137,289
Russia†
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	353,131
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	50,000	39,541
South Africa†
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	1,500,000	114,766
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(2)	EUR	42,000	61,451
Spain Government Bond, 1.60%, 4/30/25(2)	EUR	167,000	207,454
Spain Government Bond, 5.15%, 10/31/28(2)	EUR	38,000	61,363
Spain Government Bond, 5.15%, 10/31/44(2)	EUR	60,000	104,945

			435,213
Sweden†
Sweden Government Bond, 2.50%, 5/12/25	SEK	505,000	73,688
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	150,000	177,552
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	2,650,000	89,463
United Kingdom — 0.1%
United Kingdom Gilt, 4.25%, 12/7/27	GBP	20,000	33,928
United Kingdom Gilt, 4.50%, 12/7/42	GBP	192,000	390,038
United Kingdom Gilt, 4.25%, 12/7/55	GBP	7,000	15,950
			439,916
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	29,400
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $13,432,981)			14,297,402
COLLATERALIZED MORTGAGE OBLIGATIONS(4)(10) — 0.7%
Private Sponsor Collateralized Mortgage Obligations — 0.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		14,874	15,030
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.33%, 9/1/17		25,277	25,486
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.84%, 9/1/17		115,244	115,057
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.40%, 9/1/17		32,192	31,349
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.30%, 9/1/17		42,478	41,438
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.00%, 9/1/17		100,129	99,292
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.53%, 9/1/17		39,972	39,716
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.62%, 9/1/17		90,692	87,027
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 9/1/17(2)		123,023	126,449
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.22%, 9/1/17		84,457	84,356
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.34%, 9/1/17		29,052	28,778
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.21%, 9/1/17		61,902	61,385
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.56%, 9/1/17		84,012	84,844
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.32%, 9/1/17		87,743	88,216
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.18%, 9/1/17		125,790	128,589
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.42%, 9/1/17		41,125	41,584
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.47%, 9/1/17		40,468	40,632
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.69%, 9/1/17		24,788	24,841
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.63%, 9/1/17		64,545	65,637
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 9/1/17(2)		81,730	82,509
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 9/1/17(2)		65,850	67,816
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 9/1/17(2)		239,890	247,052
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.43%, 9/1/17		178,129	183,115
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.20%, 9/25/17		70,866	70,192
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.97%, 9/1/17		52,182	51,717
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.97%, 9/1/17		20,873	21,377
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 9/1/17(2)		178,754	189,312
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.88%, 9/1/17		16,738	17,453
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 9/1/17		15,033	15,156
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)		72,103	75,826
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 9/1/17(2)		169,092	174,022

Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 9/1/17(2)	249,373	256,846
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 9/1/17(2)	70,231	69,580
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.36%, 9/1/17	94,624	98,918
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.33%, 9/1/17	48,610	48,903
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.97%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.74%	69,560	66,459
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	55,888	58,846
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.06%, 9/1/17	157,567	155,408
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.20%, 9/1/17	89,118	89,844
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.38%, 9/1/17	70,803	72,450
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 9/1/17	83,200	84,898
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	42,093	41,627
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	81,190	83,580
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.31%, 9/1/17	173,338	182,377
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.26%, 9/1/17	74,876	76,952
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.23%, 9/1/17	23,976	24,266
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.28%, 9/1/17	48,022	48,631
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.33%, 9/1/17	44,910	45,296
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.34%, 9/1/17	117,086	117,966
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	69,023	69,092
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	52,362	52,084
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.30%, 9/1/17	71,609	69,823
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.75%, 9/1/17	66,219	66,311
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.26%, 9/1/17	57,658	54,884
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	34,043	34,373
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	18,930	19,423
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	44,230	44,047
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	16,132	16,899
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.28%, 9/1/17	72,769	70,602
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 3.20%, 9/1/17	47,683	46,287
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	34,920	36,861
		4,628,786
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.53%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.30%	5,000	5,058
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.58%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.35%	75,000	75,988
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.43%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.20%	19,646	19,845
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.43%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.20%	9,823	9,923
FHLMC, Series KF29, Class A, VRN, 1.59%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.36%	395,593	396,420
FHLMC, Series KF31, Class A, VRN, 1.60%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.37%	450,000	451,028
FHLMC, Series KF32, Class A, VRN, 1.60%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.37%	399,989	400,904
FNMA, Series 2014-C02, Class 1M2, VRN, 3.83%, 9/25/17, resets monthly off the 1-month LIBOR plus 2.60%	55,000	57,246
FNMA, Series 2014-C02, Class 2M2, VRN, 3.83%, 9/25/17, resets monthly off the 1-month LIBOR plus 2.60%	300,000	313,203
FNMA, Series 2016-C04, Class 1M1, VRN, 2.68%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.45%	81,075	81,982
FNMA, Series 2016-C04, Class 1M2, VRN, 5.48%, 9/25/17, resets monthly off the 1-month LIBOR plus 4.25%	50,000	54,541
FNMA, Series 2016-C05, Class 2M1, VRN, 2.58%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.35%	79,451	79,995
FNMA, Series 2017-C01, Class 1M1, VRN, 2.53%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.30%	144,505	145,751
FNMA, Series 2017-C01, Class 1M2, VRN, 4.78%, 9/25/17, resets monthly off the 1-month LIBOR plus 3.55%	50,000	52,315

FNMA, Series 2017-C03, Class 1M1, VRN, 2.18%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.95%	231,067	231,664
FNMA, Series 2017-C03, Class 1M2, VRN, 4.23%, 9/25/17, resets monthly off the 1-month LIBOR plus 3.00%	45,000	45,839
		2,421,702
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,999,076)		7,050,488
ASSET-BACKED SECURITIES(4)(10) — 0.6%
American Airlines Pass Through Trust, 7.00%, 7/31/19(2)	39,522	40,498
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	100,000	100,110
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	350,000	351,040
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	75,000	76,445
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	179,194	180,809
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 1.86%, 9/22/17, resets monthly off the 1-month LIBOR plus 0.62%	300,000	303,132
Colony American Homes, Series 2014-2A, Class A, VRN, 2.19%, 9/17/17, resets monthly off the 1-month LIBOR plus 0.95%(2)	151,758	152,093
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.48%, 9/17/17, resets monthly off the 1-month LIBOR plus 1.25%(2)	419,039	423,383
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	112,543	112,466
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	144,267	144,290
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(2)	150,000	150,821
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(2)	300,000	301,008
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.63%, 9/11/17, resets monthly off the 1-month LIBOR plus 0.40%(2)	16,000	16,000
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(2)	525,000	523,886
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	31,560	31,504
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	163,295	161,844
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	159,664	160,824
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	200,000	199,951
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	300,000	300,330
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.43%, 9/17/17, resets monthly off the 1-month LIBOR plus 1.20%(2)	46,327	46,379
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	98,202	97,903
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	85,702	85,861
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	97,885	97,076
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	250,000	251,556
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.63%, 9/17/17, resets monthly off the 1-month LIBOR plus 1.40%(2)	175,000	177,753
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	151,540	153,561
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(2)	39,045	39,000
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 9/20/17(2)	21,985	21,994
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	105,880	105,779
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	111,924	112,048
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	50,851	50,869
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 9/1/17(2)	190,030	192,413
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	66,553	72,460
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	48,333	50,629
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	219,324	219,310
TOTAL ASSET-BACKED SECURITIES (Cost $5,477,978)		5,505,025

COMMERCIAL MORTGAGE-BACKED SECURITIES(4)(10) — 0.5%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.03%, 9/15/17, resets monthly off the 1-month LIBOR plus 0.80%(2)	275,000	275,350

Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	225,000	233,107
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	300,000	312,245
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 9/1/17	250,000	271,518
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 9/1/17	225,000	241,758
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/1/17	200,000	214,052
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 9/1/17	275,000	285,065
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 9/1/17	50,000	53,766
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 9/1/17	200,000	210,948
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	300,000	310,222
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.93%, 9/15/17, resets monthly off the 1-month LIBOR plus 0.70%(2)	400,000	400,799
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	75,000	77,863
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 9/1/17	200,000	208,458
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	400,000	395,999
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 9/10/17(2)	350,000	363,656
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 9/1/17	100,000	104,663
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	80,000	83,816
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	100,000	109,363
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.13%, 9/15/17, resets monthly off the 1-month LIBOR plus 0.90%(2)	400,000	400,208
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	100,000	99,997
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	100,362
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 9/1/17(2)	225,000	229,819
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	250,000	256,282
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,121,894)		5,239,316
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	144,811
Chicago Midway International Airport Rev., VRDN, 0.79%, 9/7/17, resets weekly off the remarketing agent (LOC: Bank of Montreal)	435,000	435,000
Illinois Housing Development Authority Rev., VRDN,, 1.28%, 9/7/17, resets weekly off the remarketing agent (SBBPA: FHLB)	1,200,000	1,200,000
Los Angeles Community College District GO, 6.68%, 8/1/36	50,000	71,067
Massachusetts Health & Educational Facilities Authority Rev., (Harrington Memorial Hospital, Inc.), VRDN, 0.80%, 9/6/17, resets weekly off the remarketing agent (LOC: TD Bank N.A.)	295,000	295,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	21,241
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	14,378
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	70,000	107,264
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	44,687
New York City GO, 6.27%, 12/1/37	5,000	6,945
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	94,346
Pasadena Public Financing Authority Rev., VRDN, 1.20%, 9/7/17, resets weekly off the remarketing agent (SBBPA: Bank of the West)	570,000	570,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	43,259
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	10,000	11,426
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 0.85%, 9/6/17, resets weekly off the remarketing agent (SBBPA: Northern Trust Company)	500,000	500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	110,273
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	140,000	182,003
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	45,000	54,887
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	12,983
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,560

Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	55,000	68,822
State of California GO, 6.65%, 3/1/22	20,000	23,459
State of California GO, 7.55%, 4/1/39	20,000	31,417
State of California GO, 7.30%, 10/1/39	45,000	67,230
State of California GO, (Building Bonds), 7.60%, 11/1/40	40,000	63,869
State of Connecticut GO, 1.42%, 3/15/18	240,000	239,587
State of Illinois GO, 5.10%, 6/1/33	45,000	44,911
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	50,000	58,153
State of Oregon Department of Transportation Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	50,000	65,208
State of Washington GO, 5.14%, 8/1/40	20,000	25,185
TOTAL MUNICIPAL SECURITIES (Cost $4,313,996)		4,614,971
COMMERCIAL PAPER(7) — 0.4%
Canadian Imperial Bank of Commerce, 1.52%, 12/1/17	450,000	450,402
Coca-Cola Co., 1.19%, 9/18/17(2)	450,000	449,752
Liberty Funding LLC, 1.375%, 10/23/17(2)	450,000	449,150
Massachusetts Education Financing Authority, 1.25%, 9/6/17	400,000	400,008
National Australia Bank Ltd., 1.22%, 9/1/17(2)	450,000	449,986
Nestle Finance International Ltd., 1.17%, 9/29/17	490,000	489,563
Societe Generale SA, 1.32%, 9/27/17	250,000	249,769
State of California, 1.35%, 9/12/17	500,000	500,020
University of Texas System (The), 1.18%, 9/26/17	400,000	400,000
TOTAL COMMERCIAL PAPER (Cost $3,838,571)		3,838,650
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE Value ETF	3,500	185,535
iShares MSCI Japan ETF	1,100	60,181
iShares Russell 1000 Growth ETF	966	119,697
iShares Russell 1000 Value ETF	3,310	383,265
iShares Russell Mid-Cap Value ETF	20,441	1,699,669
SPDR S&P Bank ETF	30,862	1,287,563
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,518,359)		3,735,910
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 2.125%, 4/24/26	80,000	79,421
FNMA, 6.625%, 11/15/30	1,038,000	1,506,189
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,462,370)		1,585,610
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $43,178)	865	47,514
TEMPORARY CASH INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,628,135	15,628,135
U.S. Treasury Bills,0.97%,11/9/17(3)(7)	200,000	199,638
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,827,771)		15,827,773
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $795,173,271)		976,198,637
OTHER ASSETS AND LIABILITIES — (1.2)%		(11,519,839)
TOTAL NET ASSETS — 100.0%		$964,678,798

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	501,568	USD	28,942	Goldman Sachs & Co.	9/21/17	$(225)
AUD	85,229	USD	64,229	JPMorgan Chase Bank N.A.	9/21/17	3,511
AUD	111,576	USD	84,138	JPMorgan Chase Bank N.A.	9/21/17	4,543
AUD	4,681	USD	3,587	JPMorgan Chase Bank N.A.	9/21/17	133
AUD	75,243	USD	58,071	JPMorgan Chase Bank N.A.	9/21/17	1,732
AUD	6,368	USD	5,090	JPMorgan Chase Bank N.A.	9/21/17	(29)
AUD	6,177	USD	4,919	JPMorgan Chase Bank N.A.	9/21/17	(9)
AUD	3,716	USD	2,947	JPMorgan Chase Bank N.A.	9/21/17	6
BRL	191,518	USD	57,279	Goldman Sachs & Co.	9/21/17	3,417
BRL	36,024	USD	11,219	Morgan Stanley	9/21/17	198
CAD	41,046	USD	30,609	JPMorgan Chase Bank N.A.	9/21/17	2,268
CAD	9,650	USD	7,440	JPMorgan Chase Bank N.A.	9/21/17	289
CAD	70,017	USD	54,378	JPMorgan Chase Bank N.A.	9/21/17	1,703
CAD	6,338	USD	5,076	JPMorgan Chase Bank N.A.	9/21/17	1
CAD	21,624	USD	17,378	JPMorgan Chase Bank N.A.	9/21/17	(58)
CAD	5,617	USD	4,434	JPMorgan Chase Bank N.A.	9/21/17	66
CAD	4,857	USD	3,809	JPMorgan Chase Bank N.A.	9/21/17	82
CAD	8,653	USD	6,908	JPMorgan Chase Bank N.A.	9/21/17	23
CAD	69,158	USD	53,202	Morgan Stanley	9/29/17	2,196
CAD	24,529	USD	18,908	Morgan Stanley	9/29/17	740
CAD	39,084	USD	30,149	Morgan Stanley	9/29/17	1,159
CAD	2,021	USD	1,569	Morgan Stanley	9/29/17	50
CAD	39,549	USD	30,701	Morgan Stanley	9/29/17	979
CAD	23,594	USD	18,308	Morgan Stanley	9/29/17	591
CAD	8,927	USD	7,096	Morgan Stanley	9/29/17	55
CAD	38,515	USD	30,803	Morgan Stanley	9/29/17	48
CAD	12,640	USD	10,118	Morgan Stanley	9/29/17	7
CAD	39,318	USD	31,512	Morgan Stanley	9/29/17	(18)
CAD	24,903	USD	19,959	Morgan Stanley	9/29/17	(11)
CAD	1,983	USD	1,590	Morgan Stanley	9/29/17	(1)
CAD	9,214	USD	7,385	Morgan Stanley	9/29/17	(4)
CAD	11,228	USD	8,934	Morgan Stanley	9/29/17	60
CAD	49,348	USD	39,308	Morgan Stanley	9/29/17	221
CAD	25,873	USD	20,609	Morgan Stanley	9/29/17	116
CHF	176,371	USD	182,690	Credit Suisse AG	9/21/17	1,424
CHF	26,329	USD	27,602	Credit Suisse AG	9/29/17	(102)
CHF	32,201	USD	33,537	Credit Suisse AG	9/29/17	96
CLP	39,920,302	USD	59,734	Goldman Sachs & Co.	9/21/17	4,088
CLP	57,818,403	USD	89,391	Goldman Sachs & Co.	9/21/17	3,045
COP	448,093,604	USD	143,574	Goldman Sachs & Co.	9/21/17	7,997
COP	432,191,040	USD	143,204	Goldman Sachs & Co.	9/21/17	2,987
EUR	637,673	USD	753,459	JPMorgan Chase Bank N.A.	9/21/17	6,303
EUR	4,502	USD	5,319	JPMorgan Chase Bank N.A.	9/21/17	45
EUR	4,546	USD	5,344	JPMorgan Chase Bank N.A.	9/21/17	73
EUR	220,754	USD	259,509	JPMorgan Chase Bank N.A.	9/21/17	3,511
EUR	15,277	USD	17,972	JPMorgan Chase Bank N.A.	9/21/17	230
EUR	74,423	USD	87,681	JPMorgan Chase Bank N.A.	9/21/17	991
EUR	11,103	USD	13,113	JPMorgan Chase Bank N.A.	9/21/17	116
EUR	3,783	USD	4,527	JPMorgan Chase Bank N.A.	9/21/17	(20)
EUR	10,760	USD	12,365	UBS AG	9/29/17	461
EUR	9,509	USD	10,904	UBS AG	9/29/17	431

EUR	76,632	USD	87,872	UBS AG	9/29/17	3,473
EUR	40,842	USD	46,832	UBS AG	9/29/17	1,851
EUR	9,845	USD	11,284	UBS AG	9/29/17	451
EUR	10,772	USD	12,458	UBS AG	9/29/17	382
EUR	22,764	USD	26,576	UBS AG	9/29/17	558
EUR	39,899	USD	47,224	UBS AG	9/29/17	335
EUR	9,782	USD	11,568	UBS AG	9/29/17	93
EUR	9,140	USD	10,770	UBS AG	9/29/17	125
EUR	11,296	USD	13,346	UBS AG	9/29/17	119
EUR	63,945	USD	75,551	UBS AG	9/29/17	671
EUR	7,643	USD	8,996	UBS AG	9/29/17	114
EUR	14,835	USD	17,563	UBS AG	9/29/17	121
EUR	47,276	USD	55,689	UBS AG	9/29/17	664
EUR	7,258	USD	8,639	UBS AG	9/29/17	12
EUR	11,945	USD	14,349	UBS AG	9/29/17	(110)
EUR	11,954	USD	14,239	UBS AG	9/29/17	10
EUR	10,054	USD	11,965	UBS AG	9/29/17	19
GBP	9,259	USD	12,024	Credit Suisse AG	9/21/17	(44)
GBP	9,499	USD	12,052	Credit Suisse AG	9/21/17	238
GBP	3,185	USD	4,083	Credit Suisse AG	9/21/17	38
GBP	6,636	USD	8,480	Credit Suisse AG	9/21/17	105
GBP	8,910	USD	11,602	Credit Suisse AG	9/21/17	(74)
GBP	4,508	USD	5,846	Credit Suisse AG	9/21/17	(13)
GBP	5,051	USD	6,521	Credit Suisse AG	9/21/17	13
GBP	6,572	USD	8,581	Credit Suisse AG	9/21/17	(78)
GBP	1,548	USD	2,012	Credit Suisse AG	9/21/17	(9)
GBP	10,837	USD	14,324	Credit Suisse AG	9/21/17	(303)
GBP	18,713	USD	24,827	Credit Suisse AG	9/21/17	(616)
GBP	6,319	USD	8,308	Credit Suisse AG	9/21/17	(132)
GBP	5,743	USD	7,494	Credit Suisse AG	9/21/17	(64)
GBP	4,905	USD	6,313	Credit Suisse AG	9/21/17	33
GBP	3,197	USD	4,115	Credit Suisse AG	9/21/17	21
GBP	3,494	USD	4,507	Credit Suisse AG	9/21/17	13
GBP	1,757	USD	2,268	Credit Suisse AG	9/21/17	5
GBP	18,147	USD	23,542	Morgan Stanley	9/29/17	(56)
GBP	16,787	USD	21,891	Morgan Stanley	9/29/17	(165)
GBP	10,305	USD	13,490	Morgan Stanley	9/29/17	(154)
GBP	11,132	USD	14,294	Morgan Stanley	9/29/17	114
GBP	3,546	USD	4,573	UBS AG	9/21/17	16
HUF	23,944,139	USD	88,804	Goldman Sachs & Co.	9/21/17	4,500
HUF	39,024,634	USD	146,323	JPMorgan Chase Bank N.A.	9/21/17	5,747
IDR	776,766,682	USD	57,924	Goldman Sachs & Co.	9/22/17	279
ILS	207,020	USD	58,671	Goldman Sachs & Co.	9/25/17	(868)
INR	5,648,448	USD	86,846	Morgan Stanley	9/21/17	1,350
JPY	401,077	USD	3,629	Credit Suisse AG	9/21/17	22
JPY	403,276	USD	3,698	Credit Suisse AG	9/21/17	(27)
JPY	648,203	USD	5,925	Credit Suisse AG	9/21/17	(25)
JPY	578,246	USD	5,292	Credit Suisse AG	9/21/17	(28)
JPY	9,573,441	USD	87,692	Credit Suisse AG	9/21/17	(546)
JPY	713,511	USD	6,528	Credit Suisse AG	9/21/17	(33)
JPY	1,273,823	USD	11,682	Credit Suisse AG	9/21/17	(87)
JPY	1,149,018	USD	10,289	Credit Suisse AG	9/29/17	175
JPY	1,576,893	USD	14,319	Credit Suisse AG	9/29/17	42

JPY	1,317,903	USD	12,042	Credit Suisse AG	9/29/17	(40)
JPY	1,250,466	USD	11,489	Credit Suisse AG	9/29/17	(102)
KRW	3,300,576	USD	2,928	Morgan Stanley	9/21/17	8
MYR	71,390	USD	16,802	Goldman Sachs & Co.	9/21/17	(77)
MYR	388,188	USD	90,804	Goldman Sachs & Co.	9/21/17	138
MYR	251,946	USD	58,688	Goldman Sachs & Co.	9/21/17	336
MYR	1,876,199	USD	441,147	Goldman Sachs & Co.	9/21/17	(1,605)
MYR	12,538	USD	2,934	Goldman Sachs & Co.	9/21/17	3
NOK	490,857	USD	58,048	JPMorgan Chase Bank N.A.	9/21/17	5,246
NOK	216,783	USD	25,902	JPMorgan Chase Bank N.A.	9/21/17	2,052
NOK	542,601	USD	64,948	JPMorgan Chase Bank N.A.	9/21/17	5,019
NOK	555,995	USD	70,481	JPMorgan Chase Bank N.A.	9/21/17	1,212
NOK	32,755	USD	4,166	JPMorgan Chase Bank N.A.	9/21/17	58
NOK	435,763	USD	54,569	JPMorgan Chase Bank N.A.	9/21/17	1,621
NOK	30,287	USD	3,842	JPMorgan Chase Bank N.A.	9/21/17	64
NOK	213,054	USD	27,451	JPMorgan Chase Bank N.A.	9/21/17	21
NZD	190,944	USD	138,662	Goldman Sachs & Co.	9/21/17	(1,605)
NZD	41,131	USD	29,579	JPMorgan Chase Bank N.A.	9/21/17	(56)
PEN	190,933	USD	57,950	Goldman Sachs & Co.	9/21/17	913
PHP	22,483,170	USD	438,782	Goldman Sachs & Co.	9/21/17	(143)
PHP	300,258	USD	5,852	Goldman Sachs & Co.	9/21/17	6
PHP	8,687,998	USD	170,443	Morgan Stanley	9/21/17	(943)
PLN	22,676	USD	6,329	Goldman Sachs & Co.	9/21/17	28
PLN	208,075	USD	58,606	Goldman Sachs & Co.	9/21/17	(274)
PLN	325,974	USD	91,799	Goldman Sachs & Co.	9/21/17	(415)
RUB	3,521,411	USD	57,752	Morgan Stanley	9/21/17	2,777
SEK	113,415	USD	13,076	JPMorgan Chase Bank N.A.	9/21/17	1,210
SEK	34,865	USD	4,303	JPMorgan Chase Bank N.A.	9/21/17	89
TRY	1,027,487	USD	282,315	Goldman Sachs & Co.	9/21/17	13,540
TRY	39,472	USD	10,711	Goldman Sachs & Co.	9/21/17	654
TWD	2,617,636	USD	85,698	Morgan Stanley	9/21/17	1,310
TWD	1,772,347	USD	58,755	Morgan Stanley	9/21/17	156
TWD	883,042	USD	29,173	Morgan Stanley	9/21/17	178
USD	5,866	GBP	4,528	Credit Suisse AG	9/21/17	7
USD	359,443	CHF	344,837	Credit Suisse AG	9/21/17	(533)
USD	1,049,521	GBP	807,697	Credit Suisse AG	9/21/17	4,518
USD	75,454	GBP	59,131	Credit Suisse AG	9/21/17	(1,051)
USD	14,429	GBP	11,311	Credit Suisse AG	9/21/17	(205)
USD	11,766	GBP	9,199	Credit Suisse AG	9/21/17	(135)
USD	13,960	GBP	10,723	Credit Suisse AG	9/21/17	86
USD	4,877	GBP	3,710	Credit Suisse AG	9/21/17	77
USD	4,508	GBP	3,414	Credit Suisse AG	9/21/17	91
USD	12,526	GBP	9,554	Credit Suisse AG	9/21/17	165
USD	4,326,250	JPY	476,726,780	Credit Suisse AG	9/21/17	(13,354)
USD	7,280	GBP	5,604	Credit Suisse AG	9/21/17	29
USD	9,346	JPY	1,034,651	Credit Suisse AG	9/21/17	(72)
USD	7,264	GBP	5,638	Credit Suisse AG	9/21/17	(30)
USD	3,900	JPY	425,895	Credit Suisse AG	9/21/17	23
USD	5,317	JPY	579,745	Credit Suisse AG	9/21/17	40
USD	4,577	GBP	3,537	Credit Suisse AG	9/21/17	1
USD	52,737	GBP	40,909	Credit Suisse AG	9/21/17	(192)
USD	11,576	JPY	1,274,509	Credit Suisse AG	9/21/17	(26)
USD	23,558	JPY	2,591,372	Credit Suisse AG	9/21/17	(31)

USD	397,516	JPY	44,191,610	Credit Suisse AG	9/29/17	(4,916)
USD	1,168,994	CHF	1,128,120	Credit Suisse AG	9/29/17	(9,296)
USD	322,673	JPY	35,871,343	Credit Suisse AG	9/29/17	(3,991)
USD	33,200	CHF	31,966	Credit Suisse AG	9/29/17	(188)
USD	49,742	CHF	47,449	Credit Suisse AG	9/29/17	183
USD	9,590	JPY	1,057,452	Credit Suisse AG	9/29/17	(40)
USD	13,080	JPY	1,442,281	Credit Suisse AG	9/29/17	(55)
USD	29,653	CHF	28,786	Credit Suisse AG	9/29/17	(414)
USD	57,192	BRL	191,518	Goldman Sachs & Co.	9/21/17	(3,504)
USD	82,769	THB	2,815,809	Goldman Sachs & Co.	9/21/17	(2,098)
USD	34,037	CZK	789,866	Goldman Sachs & Co.	9/21/17	(2,025)
USD	146,086	CLP	97,738,705	Goldman Sachs & Co.	9/21/17	(10,173)
USD	116,448	ZAR	1,524,446	Goldman Sachs & Co.	9/21/17	(431)
USD	452	PLN	1,689	Goldman Sachs & Co.	9/21/17	(21)
USD	87,891	HUF	23,944,139	Goldman Sachs & Co.	9/21/17	(5,413)
USD	89,252	MYR	386,195	Goldman Sachs & Co.	9/21/17	(1,223)
USD	58,211	PEN	190,933	Goldman Sachs & Co.	9/21/17	(651)
USD	58,188	PLN	216,628	Goldman Sachs & Co.	9/21/17	(2,541)
USD	146,367	PLN	537,896	Goldman Sachs & Co.	9/21/17	(4,427)
USD	85,900	ZAR	1,131,093	Goldman Sachs & Co.	9/21/17	(820)
USD	153,546	TRY	553,481	Goldman Sachs & Co.	9/21/17	(5,824)
USD	86,753	THB	2,903,956	Goldman Sachs & Co.	9/21/17	(772)
USD	4,109	COP	12,251,789	Goldman Sachs & Co.	9/21/17	(36)
USD	58,778	COP	174,922,451	Goldman Sachs & Co.	9/21/17	(391)
USD	5,916	ZAR	79,147	Goldman Sachs & Co.	9/21/17	(152)
USD	56,987	TRY	203,865	Goldman Sachs & Co.	9/21/17	(1,714)
USD	144,951	COP	433,184,846	Goldman Sachs & Co.	9/21/17	(1,577)
USD	88,439	ZAR	1,176,529	Goldman Sachs & Co.	9/21/17	(1,765)
USD	55,797	THB	1,854,685	Goldman Sachs & Co.	9/21/17	(103)
USD	5,473	THB	182,606	Goldman Sachs & Co.	9/21/17	(31)
USD	58,862	CLP	36,897,750	Goldman Sachs & Co.	9/21/17	(128)
USD	880,759	THB	29,258,817	Goldman Sachs & Co.	9/21/17	(1,093)
USD	5,880	PLN	21,011	Goldman Sachs & Co.	9/21/17	(10)
USD	8,813	THB	292,507	Goldman Sachs & Co.	9/21/17	(3)
USD	57,817	IDR	776,766,682	Goldman Sachs & Co.	9/22/17	(387)
USD	58,642	ILS	207,020	Goldman Sachs & Co.	9/25/17	840
USD	39,367	NOK	333,795	JPMorgan Chase Bank N.A.	9/21/17	(3,675)
USD	508,771	AUD	673,896	JPMorgan Chase Bank N.A.	9/21/17	(26,842)
USD	682,390	CAD	915,523	JPMorgan Chase Bank N.A.	9/21/17	(50,907)
USD	64,045	DKK	421,900	JPMorgan Chase Bank N.A.	9/21/17	(3,548)
USD	59,689	MXN	1,106,812	JPMorgan Chase Bank N.A.	9/21/17	(2,056)
USD	39,328	SGD	54,281	JPMorgan Chase Bank N.A.	9/21/17	(707)
USD	85,990	SEK	744,578	JPMorgan Chase Bank N.A.	9/21/17	(7,802)
USD	180,775	NZD	251,927	JPMorgan Chase Bank N.A.	9/21/17	(54)
USD	1,679,036	NOK	14,181,610	JPMorgan Chase Bank N.A.	9/21/17	(149,639)
USD	8,060	CAD	10,830	JPMorgan Chase Bank N.A.	9/21/17	(614)
USD	7,226	AUD	9,597	JPMorgan Chase Bank N.A.	9/21/17	(402)
USD	19,279	NZD	26,633	JPMorgan Chase Bank N.A.	9/21/17	163
USD	26,337	NOK	222,330	JPMorgan Chase Bank N.A.	9/21/17	(2,332)
USD	59,600	MXN	1,092,944	JPMorgan Chase Bank N.A.	9/21/17	(1,372)
USD	17,191	NOK	144,624	JPMorgan Chase Bank N.A.	9/21/17	(1,458)
USD	862	CAD	1,121	JPMorgan Chase Bank N.A.	9/21/17	(36)
USD	2,581	CAD	3,350	JPMorgan Chase Bank N.A.	9/21/17	(102)

USD	4,682	AUD	6,175	JPMorgan Chase Bank N.A.	9/21/17	(226)
USD	19,330	NZD	26,614	JPMorgan Chase Bank N.A.	9/21/17	227
USD	7,378	CAD	9,566	JPMorgan Chase Bank N.A.	9/21/17	(284)
USD	19,816	NZD	26,682	JPMorgan Chase Bank N.A.	9/21/17	664
USD	143,261	NZD	191,587	JPMorgan Chase Bank N.A.	9/21/17	5,743
USD	14,724	HUF	3,848,975	JPMorgan Chase Bank N.A.	9/21/17	(275)
USD	5,429	NOK	42,950	JPMorgan Chase Bank N.A.	9/21/17	(110)
USD	4,590	CAD	5,754	JPMorgan Chase Bank N.A.	9/21/17	(19)
USD	58,949	HUF	15,043,874	JPMorgan Chase Bank N.A.	9/21/17	327
USD	5,480	HUF	1,396,476	JPMorgan Chase Bank N.A.	9/21/17	38
USD	3,129	AUD	3,926	JPMorgan Chase Bank N.A.	9/21/17	8
USD	9,164	NOK	72,352	JPMorgan Chase Bank N.A.	9/21/17	(166)
USD	12,142	EUR	10,319	JPMorgan Chase Bank N.A.	9/21/17	(153)
USD	6,001,235	EUR	5,071,883	JPMorgan Chase Bank N.A.	9/21/17	(41,705)
USD	11,082	EUR	9,412	JPMorgan Chase Bank N.A.	9/21/17	(132)
USD	4,536	NOK	36,066	JPMorgan Chase Bank N.A.	9/21/17	(115)
USD	732,169	CAD	928,997	JPMorgan Chase Bank N.A.	9/21/17	(11,922)
USD	74,200	EUR	62,877	JPMorgan Chase Bank N.A.	9/21/17	(715)
USD	36,597	NOK	290,115	JPMorgan Chase Bank N.A.	9/21/17	(813)
USD	3,212	CAD	4,078	JPMorgan Chase Bank N.A.	9/21/17	(54)
USD	48,665	EUR	41,521	JPMorgan Chase Bank N.A.	9/21/17	(806)
USD	273,010	EUR	232,673	JPMorgan Chase Bank N.A.	9/21/17	(4,210)
USD	6,337	EUR	5,414	JPMorgan Chase Bank N.A.	9/21/17	(113)
USD	6,272	CAD	7,922	JPMorgan Chase Bank N.A.	9/21/17	(73)
USD	86,864	EUR	73,783	JPMorgan Chase Bank N.A.	9/21/17	(1,046)
USD	14,016	EUR	11,738	JPMorgan Chase Bank N.A.	9/21/17	31
USD	4,120	CAD	5,156	JPMorgan Chase Bank N.A.	9/21/17	(10)
USD	88,847	HUF	22,652,465	JPMorgan Chase Bank N.A.	9/21/17	576
USD	10,581	AUD	13,395	JPMorgan Chase Bank N.A.	9/21/17	(65)
USD	5,671	EUR	4,759	JPMorgan Chase Bank N.A.	9/21/17	1
USD	18,600	NOK	145,024	JPMorgan Chase Bank N.A.	9/21/17	(100)
USD	12,154	EUR	10,230	JPMorgan Chase Bank N.A.	9/21/17	(34)
USD	108,716	EUR	91,374	JPMorgan Chase Bank N.A.	9/21/17	(152)
USD	2,946	NOK	22,909	JPMorgan Chase Bank N.A.	9/21/17	(9)
USD	8,868	CAD	11,117	JPMorgan Chase Bank N.A.	9/21/17	(36)
USD	17,435	CAD	21,833	JPMorgan Chase Bank N.A.	9/21/17	(52)
USD	29,099	KRW	32,676,973	Morgan Stanley	9/21/17	34
USD	174,283	PHP	8,687,998	Morgan Stanley	9/21/17	4,783
USD	175,417	TWD	5,273,025	Morgan Stanley	9/21/17	147
USD	29,146	INR	1,899,163	Morgan Stanley	9/21/17	(507)
USD	57,487	INR	3,749,285	Morgan Stanley	9/21/17	(1,055)
USD	29,317	KRW	33,090,100	Morgan Stanley	9/21/17	(116)
USD	58,457	KRW	66,571,362	Morgan Stanley	9/21/17	(756)
USD	86,251	BRL	277,701	Morgan Stanley	9/21/17	(1,758)
USD	52,925	BRL	166,977	Morgan Stanley	9/21/17	7
USD	773,368	CAD	1,022,108	Morgan Stanley	9/29/17	(45,372)
USD	60,389	CAD	79,813	Morgan Stanley	9/29/17	(3,543)
USD	1,222,566	CAD	1,615,782	Morgan Stanley	9/29/17	(71,726)
USD	598,237	GBP	468,769	Morgan Stanley	9/29/17	(8,438)
USD	309,482	CAD	407,492	Morgan Stanley	9/29/17	(16,932)
USD	22,605	CAD	28,696	Morgan Stanley	9/29/17	(381)
USD	36,102	CAD	45,336	Morgan Stanley	9/29/17	(213)
USD	1,538	CAD	1,930	Morgan Stanley	9/29/17	(8)

USD	13,664	GBP	10,380	Morgan Stanley	9/29/17	231
USD	32,615	CAD	40,922	Morgan Stanley	9/29/17	(166)
USD	22,215	CAD	27,874	Morgan Stanley	9/29/17	(113)
USD	1,799	CAD	2,276	Morgan Stanley	9/29/17	(24)
USD	24,517	CAD	30,928	Morgan Stanley	9/29/17	(257)
USD	1,911	CAD	2,384	Morgan Stanley	9/29/17	1
USD	27,973	CAD	34,904	Morgan Stanley	9/29/17	13
USD	19,205	CAD	23,964	Morgan Stanley	9/29/17	9
USD	2,264	CAD	2,827	Morgan Stanley	9/29/17	(1)
USD	2,432,037	EUR	2,165,005	UBS AG	9/29/17	(148,630)
USD	854,772	EUR	760,920	UBS AG	9/29/17	(52,238)
USD	461,503	EUR	410,832	UBS AG	9/29/17	(28,204)
USD	52,888	EUR	46,464	UBS AG	9/29/17	(2,497)
USD	32,421	EUR	28,477	UBS AG	9/29/17	(1,524)
USD	35,154	EUR	30,673	UBS AG	9/29/17	(1,407)
USD	29,606	EUR	25,850	UBS AG	9/29/17	(1,208)
USD	47,349	EUR	41,259	UBS AG	9/29/17	(1,831)
USD	35,352	EUR	30,842	UBS AG	9/29/17	(1,412)
USD	38,052	EUR	33,253	UBS AG	9/29/17	(1,585)
USD	26,790	EUR	23,164	UBS AG	9/29/17	(821)
USD	66,176	EUR	56,711	UBS AG	9/29/17	(1,423)
USD	2,469	EUR	2,112	UBS AG	9/29/17	(48)
USD	50,935	EUR	43,423	UBS AG	9/29/17	(825)
USD	42,563	EUR	36,127	UBS AG	9/29/17	(500)
USD	94,099	EUR	79,098	UBS AG	9/29/17	(185)
USD	48,647	EUR	41,139	UBS AG	9/29/17	(390)
ZAR	1,199,589	USD	89,320	Goldman Sachs & Co.	9/21/17	2,652
						$(665,991)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Schatz 2-Year Bonds	7	December 2017	EUR	700,000	$934,647	$71
Korean Treasury 10-Year Bonds	3	September 2017	KRW	300,000,000	330,702	(3,358)
U.S. Treasury 10-Year Notes	25	December 2017	USD	2,500,000	3,174,609	(2,595)
U.S. Treasury 10-Year Ultra Notes	3	December 2017	USD	300,000	409,594	(616)
U.S. Treasury 2-Year Notes	18	December 2017	USD	3,600,000	3,893,625	(1,165)
U.S. Treasury 5-Year Notes	13	December 2017	USD	1,300,000	1,540,500	(131)
U.S. Treasury Long Bonds	4	December 2017	USD	400,000	624,375	(1,384)
U.S. Treasury Ultra Bonds	1	December 2017	USD	100,000	169,062	1,125
					$11,077,114	$(8,053)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	5	September 2017	EUR	500,000	$792,483	$(794)
Euro-Bobl 5 Year Bonds	5	December 2017	EUR	500,000	783,078	268
Euro-Bund 10-Year Bonds	2	September 2017	EUR	200,000	393,039	(2,123)
U.K. Gilt 10-Year Bonds	5	December 2017	GBP	500,000	823,059	(266)
					$2,791,659	$(2,915)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type **	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value ***
Markit CDX North America High Yield Index Series 26	Sell	5.00%	6/20/21	$1,291,950	$16,654	$98,174	$114,828
Markit CDX North America High Yield Index Series 27	Sell	5.00%	12/20/21	$287,100	8,472	16,642	25,114
Markit CDX North America High Yield Index Series 28	Sell	5.00%	6/20/22	$2,710,000	182,503	41,852	224,355
					$207,629	$156,668	$364,297

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value****
Bank of America N.A	BZDIOVRA	Receive	9.60%	1/2/19	BRL	6,914,000	$(50,566)
Bank of America N.A.	BZDIOVRA	Pay	10.78%	1/2/23	BRL	1,694,000	36,380
Morgan Stanley & Co.	BZDIOVRA	Receive	8.71%	1/2/19	BRL	3,544,000	(12,531)
Morgan Stanley & Co.	BZDIOVRA	Pay	10.24%	1/2/23	BRL	1,175,000	13,163
							$(13,554)

****Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $32,403,449, which represented 3.4% of total net assets.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,015,025.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)	Security is a zero-coupon bond.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(8)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(9)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(10)	The variable rate indicated resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	525,020,241	225,988,863	—
Corporate Bonds	—	76,039,607	—
U.S. Treasury Securities	—	65,576,651	—
U.S. Government Agency Mortgage-Backed Securities	—	21,830,616	—
Sovereign Governments and Agencies	—	14,297,402	—
Collateralized Mortgage Obligations	—	7,050,488	—
Asset-Backed Securities	—	5,505,025	—
Commercial Mortgage-Backed Securities	—	5,239,316	—
Municipal Securities	—	4,614,971	—
Commercial Paper	—	3,838,650	—
Exchange-Traded Funds	3,735,910	—	—
U.S. Government Agency Securities	—	1,585,610	—
Convertible Preferred Stocks	—	47,514	—
Temporary Cash Investments	15,628,135	199,638	—
	544,384,286	431,814,351	—
Other Financial Instruments
Futures Contracts	1,125	339	—
Swap Agreements	—	413,840	—
Forward Foreign Currency Exchange Contracts	—	136,055	—
	1,125	550,234	—

Liabilities
Other Financial Instruments
Futures Contracts	5,891	6,541	—
Swap Agreements	—	63,097	—
Forward Foreign Currency Exchange Contracts	—	802,046	—
	5,891	871,684	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$806,031,106
Gross tax appreciation of investments	$181,221,169
Gross tax depreciation of investments	(11,053,638)
Net tax appreciation (depreciation) of investments	$170,167,531

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
August 31, 2017

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 44.1%
Aerospace and Defense — 0.8%
AAR Corp.	885	31,913
Astronics Corp.(1)	109	2,866
Boeing Co. (The)	6,334	1,518,006
Curtiss-Wright Corp.	198	19,170
Hexcel Corp.	904	48,608
KLX, Inc.(1)	655	31,401
L3 Technologies, Inc.	1,148	208,339
Lockheed Martin Corp.	1,055	322,187
Mercury Systems, Inc.(1)	773	37,297
Northrop Grumman Corp.	79	21,505
Textron, Inc.	13,576	666,446
United Technologies Corp.	9,227	1,104,656
		4,012,394
Air Freight and Logistics — 0.1%
Royal Mail plc	15,988	81,497
XPO Logistics, Inc.(1)	7,528	460,714
		542,211
Airlines — 0.2%
American Airlines Group, Inc.	1,928	86,258
Delta Air Lines, Inc.	7,941	374,736
Deutsche Lufthansa AG	7,941	199,183
Qantas Airways Ltd.	37,718	171,508
Ryanair Holdings plc ADR(1)	2,544	289,253
		1,120,938
Auto Components — 0.4%
BorgWarner, Inc.	834	38,706
Bridgestone Corp.	4,700	201,749
Cooper Tire & Rubber Co.	519	17,438
Delphi Automotive plc	10,356	998,318
Faurecia	799	46,469
Ichikoh Industries Ltd.	7,000	46,546
LCI Industries	527	52,068
Nokian Renkaat Oyj	1,043	44,091
Schaeffler AG Preference Shares	4,330	61,031
Stoneridge, Inc.(1)	555	9,191
Tenneco, Inc.	456	24,715
Toyota Boshoku Corp.	4,000	79,138
TS Tech Co. Ltd.	1,300	40,678
Valeo SA	3,745	250,464
		1,910,602
Automobiles — 0.4%
Brilliance China Automotive Holdings Ltd.	38,000	98,329
Daimler AG	73	5,321
Ferrari NV	420	48,049
Fiat Chrysler Automobiles NV(1)	5,168	77,826
Ford Motor Co.	36,877	406,753
Honda Motor Co. Ltd.	2,500	70,064

Honda Motor Co. Ltd. ADR	16,876	474,216
Peugeot SA	7,869	166,135
Subaru Corp.	5,500	192,914
Suzuki Motor Corp.	2,900	145,772
Toyota Motor Corp.	5,700	320,581
		2,005,960
Banks — 3.1%
Ameris Bancorp	446	19,646
Associated Banc-Corp.	2,276	49,844
Australia & New Zealand Banking Group Ltd.	14,621	341,715
Banco Bilbao Vizcaya Argentaria SA	3,207	28,336
Banco Santander SA	42,796	278,117
Bank of America Corp.	43,299	1,034,413
Bank of Hawaii Corp.	1,820	142,197
Bank of the Ozarks, Inc.	1,859	79,863
Bankia SA	7,792	37,930
BankUnited, Inc.	4,954	164,869
BB&T Corp.	25,098	1,156,767
Bendigo and Adelaide Bank Ltd.	6,670	63,363
BNP Paribas SA	11,949	909,100
BOC Hong Kong Holdings Ltd.	31,500	160,403
Boston Private Financial Holdings, Inc.	2,146	31,546
CaixaBank SA	30,360	156,784
Capital Bank Financial Corp., Class A	253	9,513
Cathay General Bancorp.	944	33,295
China CITIC Bank Corp. Ltd., H Shares	23,000	15,195
China Construction Bank Corp., H Shares	116,000	101,685
Citigroup, Inc.	2,958	201,233
Comerica, Inc.	712	48,594
Commerce Bancshares, Inc.	4,512	248,115
Commonwealth Bank of Australia	1,934	116,537
DNB ASA	10,720	209,344
East West Bancorp, Inc.	4,896	271,092
Erste Group Bank AG	11,403	481,834
FCB Financial Holdings, Inc., Class A(1)	1,686	73,510
FinecoBank Banca Fineco SpA	6,280	53,940
First Financial Bankshares, Inc.	343	13,737
First Hawaiian, Inc.	1,538	41,664
FNB Corp.	3,806	48,298
HSBC Holdings plc (Hong Kong)	40,800	396,230
HSBC Holdings plc (London)	69,430	673,799
Industrial & Commercial Bank of China Ltd., H Shares	62,000	46,426
ING Groep NV	16,180	286,996
JPMorgan Chase & Co.	9,740	885,269
KBC Group NV	7,787	639,911
LegacyTexas Financial Group, Inc.	1,228	44,196
Lloyds Banking Group plc	54,164	44,699
M&T Bank Corp.	4,950	731,907
Mebuki Financial Group, Inc.	9,800	34,766
Mitsubishi UFJ Financial Group, Inc.	38,800	237,914
Mizuho Financial Group, Inc.	76,100	130,900
Oversea-Chinese Banking Corp. Ltd.	17,400	143,337
PNC Financial Services Group, Inc. (The)	7,311	916,872

Societe Generale SA	5,247	293,763
Southside Bancshares, Inc.	769	25,123
Sumitomo Mitsui Financial Group, Inc.	3,500	130,977
SunTrust Banks, Inc.	3,936	216,874
SVB Financial Group(1)	767	129,884
Texas Capital Bancshares, Inc.(1)	642	47,668
U.S. Bancorp	26,377	1,351,821
UMB Financial Corp.	1,969	132,159
UniCredit SpA(1)	16,420	334,062
Unione di Banche Italiane SpA	6,680	30,839
United Overseas Bank Ltd.	3,200	56,710
Valley National Bancorp	14,548	162,792
Wells Fargo & Co.	15,820	807,927
Westamerica Bancorporation	4,669	240,687
Western Alliance Bancorp(1)	686	33,086
Westpac Banking Corp.	8,738	217,210
Yes Bank Ltd.	791	21,692
Zions Bancorporation	4,389	191,624
		16,260,599
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A(1)	870	129,630
China Resources Beer Holdings Co. Ltd.	16,000	40,155
Coca-Cola Amatil Ltd.	3,878	24,817
Coca-Cola Bottlers Japan, Inc.	1,200	41,152
Coca-Cola Bottling Co. Consolidated	109	23,281
Coca-Cola Co. (The)	620	28,241
Constellation Brands, Inc., Class A	947	189,495
Davide Campari-Milano SpA	1,860	13,462
Diageo plc	9,680	324,446
Fevertree Drinks plc	1,130	36,033
Heineken NV	2,900	304,252
MGP Ingredients, Inc.	391	21,986
Molson Coors Brewing Co., Class B	1,963	176,179
Monster Beverage Corp.(1)	4,493	250,799
PepsiCo, Inc.	5,926	685,816
Remy Cointreau SA	2,900	331,180
Treasury Wine Estates Ltd.	58,213	670,082
		3,291,006
Biotechnology — 1.1%
AbbVie, Inc.	10,655	802,321
Aimmune Therapeutics, Inc.(1)	443	9,525
Alder Biopharmaceuticals, Inc.(1)	404	3,959
Alexion Pharmaceuticals, Inc.(1)	2,022	287,953
Amgen, Inc.	5,065	900,405
Amicus Therapeutics, Inc.(1)	475	6,622
Arena Pharmaceuticals, Inc.(1)	374	8,669
Avexis, Inc.(1)	83	7,748
Axovant Sciences Ltd.(1)	86	1,720
Biogen, Inc.(1)	2,516	796,465
Biohaven Pharmaceutical Holding Co. Ltd.(1)	182	6,507
BioMarin Pharmaceutical, Inc.(1)	1,305	117,698
Bioverativ, Inc.(1)	2,115	119,899
Celgene Corp.(1)	5,693	790,928

Clovis Oncology, Inc.(1)	201	15,290
CSL Ltd.	4,000	408,668
DBV Technologies SA(1)	190	16,810
Exact Sciences Corp.(1)	385	16,128
FibroGen, Inc.(1)	395	19,039
Flexion Therapeutics, Inc.(1)	533	13,698
Galapagos NV(1)	663	60,987
Genmab A/S(1)	117	27,305
Gilead Sciences, Inc.	3,381	283,024
Halozyme Therapeutics, Inc.(1)	729	9,484
Incyte Corp.(1)	2,405	330,471
Jounce Therapeutics, Inc.(1)	150	2,549
Kite Pharma, Inc.(1)	197	35,064
Ligand Pharmaceuticals, Inc., Class B(1)	95	12,243
Neurocrine Biosciences, Inc.(1)	111	6,283
PeptiDream, Inc.(1)	900	31,396
Portola Pharmaceuticals, Inc.(1)	262	16,624
Prothena Corp. plc(1)	129	7,926
Puma Biotechnology, Inc.(1)	143	13,227
Radius Health, Inc.(1)	234	8,805
Regeneron Pharmaceuticals, Inc.(1)	661	328,451
Sage Therapeutics, Inc.(1)	154	12,667
Sarepta Therapeutics, Inc.(1)	246	9,911
Spark Therapeutics, Inc.(1)	176	14,490
Ultragenyx Pharmaceutical, Inc.(1)	166	9,472
Vitrolife AB	350	29,380
		5,599,811
Building Products — 0.6%
Apogee Enterprises, Inc.	422	18,441
Continental Building Products, Inc.(1)	223	5,430
CSW Industrials, Inc.(1)	1,386	58,004
Daikin Industries Ltd.	2,900	290,040
dormakaba Holding AG	23	20,735
Fortune Brands Home & Security, Inc.	2,528	158,076
Johnson Controls International plc	47,729	1,889,591
Lennox International, Inc.	708	117,337
LIXIL Group Corp.	1,800	47,221
Masonite International Corp.(1)	253	16,015
NCI Building Systems, Inc.(1)	652	10,954
Nichias Corp.	2,000	23,432
Owens Corning	2,427	179,913
PGT Innovations, Inc.(1)	1,830	24,156
Sanwa Holdings Corp.	3,200	35,686
USG Corp.(1)	1,679	50,370
		2,945,401
Capital Markets — 1.6%
3i Group plc	16,707	209,449
Affiliated Managers Group, Inc.	2,724	481,304
Ameriprise Financial, Inc.	4,812	666,510
Ares Management LP	2,034	36,917
AURELIUS Equity Opportunities SE & Co. KGaA	980	58,134
Bank of New York Mellon Corp. (The)	15,370	803,544
BlackRock, Inc.	622	260,624

Brookfield Asset Management, Inc., Class A	2,182	86,301
Burford Capital Ltd.	3,730	55,805
CBOE Holdings, Inc.	1,682	169,697
Charles Schwab Corp. (The)	7,402	295,340
Daiwa Securities Group, Inc.	14,000	76,638
Deutsche Boerse AG	1,658	177,225
Donnelley Financial Solutions, Inc.(1)	553	11,840
Evercore, Inc., Class A	5,563	419,728
Goldman Sachs Group, Inc. (The)	334	74,729
Hamilton Lane, Inc., Class A	365	8,556
Intermediate Capital Group plc	5,260	60,399
Invesco Ltd.	29,672	972,648
Investec plc	5,664	43,212
Julius Baer Group Ltd.	9,740	544,412
London Stock Exchange Group plc	9,400	480,128
Moelis & Co., Class A	571	22,497
Nasdaq, Inc.	1,044	78,697
NEX Group plc	4,840	41,495
Northern Trust Corp.	9,831	870,043
Partners Group Holding AG	100	64,863
S&P Global, Inc.	2,581	398,326
SBI Holdings, Inc.	4,100	56,986
SEI Investments Co.	4,182	244,480
St. James's Place plc	16,995	253,386
State Street Corp.	1,201	111,080
Stifel Financial Corp.	496	23,684
T. Rowe Price Group, Inc.	1,819	153,451
UBS Group AG	7,265	119,701
		8,431,829
Chemicals — 0.8%
Air Products & Chemicals, Inc.	3,530	513,156
Arkema SA	2,942	319,690
BASF SE	614	59,476
Cabot Corp.	6,301	331,937
Chemours Co. (The)	202	9,912
Chr Hansen Holding A/S	3,430	295,105
Covestro AG	558	43,849
Dow Chemical Co. (The)	4,910	327,251
FMC Corp.	5,039	434,463
Hitachi Chemical Co. Ltd.	2,900	78,505
Huntsman Corp.	8,375	222,524
Ingevity Corp.(1)	1,927	121,343
Innophos Holdings, Inc.	1,169	53,377
Innospec, Inc.	752	41,736
Koppers Holdings, Inc.(1)	319	12,505
Lotte Chemical Corp.	78	27,635
LyondellBasell Industries NV, Class A	1,916	173,570
Minerals Technologies, Inc.	775	49,600
Mitsubishi Chemical Holdings Corp.	17,300	160,985
Monsanto Co.	1,377	161,384
PolyOne Corp.	1,129	40,802
PPG Industries, Inc.	4,408	459,843
Scotts Miracle-Gro Co. (The), Class A	1,089	104,098

Sensient Technologies Corp.	585	42,208
Tosoh Corp.	16,000	187,747
Umicore SA	390	29,133
Valvoline, Inc.	711	15,137
WR Grace & Co.	389	27,806
		4,344,777
Commercial Services and Supplies — 0.2%
Advanced Disposal Services, Inc.(1)	1,501	35,784
Brink's Co. (The)	2,594	203,499
Ceco Environmental Corp.	156	1,165
Deluxe Corp.	391	27,116
Downer EDI Ltd.	24,203	136,990
G4S plc	26,890	98,577
InnerWorkings, Inc.(1)	2,312	24,207
Interface, Inc.	693	13,167
Loomis AB, B Shares	868	31,658
LSC Communications, Inc.	476	7,668
MSA Safety, Inc.	168	12,241
Multi-Color Corp.	369	29,446
Rentokil Initial plc	17,950	70,678
Republic Services, Inc.	4,082	266,310
SP Plus Corp.(1)	111	4,096
Waste Management, Inc.	2,147	165,555
		1,128,157
Communications Equipment — 0.4%
ARRIS International plc(1)	354	9,862
Ciena Corp.(1)	815	17,612
Cisco Systems, Inc.	46,466	1,496,670
F5 Networks, Inc.(1)	136	16,236
Lumentum Holdings, Inc.(1)	210	11,938
Palo Alto Networks, Inc.(1)	5,085	674,729
		2,227,047
Construction and Engineering — 0.1%
Argan, Inc.	165	10,453
Dycom Industries, Inc.(1)	304	24,527
Granite Construction, Inc.	801	44,239
Jacobs Engineering Group, Inc.	1,694	92,306
Maeda Corp.	1,000	12,216
NCC AB, B Shares	3,975	103,706
Peab AB	4,720	54,205
Penta-Ocean Construction Co. Ltd.	6,500	39,023
SHO-BOND Holdings Co. Ltd.	500	27,698
Taisei Corp.	8,000	80,266
Valmont Industries, Inc.	188	26,987
		515,626
Construction Materials — 0.2%
CRH plc	13,650	476,684
HeidelbergCement AG	3,150	302,431
Summit Materials, Inc., Class A(1)	1,549	45,758
Vulcan Materials Co.	2,040	247,370
Wienerberger AG	1,893	40,856
		1,113,099

Consumer Finance — 0.1%
Aiful Corp.(1)	8,200	28,493
American Express Co.	3,226	277,759
Credit Acceptance Corp.(1)	261	71,070
Discover Financial Services	1,875	110,531
Green Dot Corp., Class A(1)	638	30,739
OneMain Holdings, Inc.(1)	3,007	82,302
		600,894
Containers and Packaging — 0.5%
Amcor Ltd.	22,480	287,893
AptarGroup, Inc.	139	11,622
Ball Corp.	7,881	315,161
Bemis Co., Inc.	4,867	207,383
CCL Industries, Inc., Class B	800	37,112
Graphic Packaging Holding Co.	33,243	433,821
Packaging Corp. of America	1,806	203,013
RPC Group plc	16,330	195,748
Silgan Holdings, Inc.	2,202	66,258
Sonoco Products Co.	5,714	275,758
WestRock Co.	9,459	538,312
		2,572,081
Distributors†
LKQ Corp.(1)	4,354	150,866
Diversified Consumer Services — 0.1%
AA plc	6,259	12,949
Bright Horizons Family Solutions, Inc.(1)	616	49,237
Capella Education Co.	94	6,331
Chegg, Inc.(1)	2,651	37,618
H&R Block, Inc.	13,928	372,435
		478,570
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	1,976	357,972
Challenger Ltd.	2,770	27,613
Compass Diversified Holdings	3,784	64,706
Industrivarden AB, C Shares	2,179	51,611
Investor AB, B Shares	480	22,448
Kinnevik AB, B Shares	2,332	70,174
L E Lundbergforetagen AB, B Shares	773	59,879
Leucadia National Corp.	15,389	364,412
ORIX Corp.	6,300	100,831
Standard Life Aberdeen PLC	1,828	10,155
		1,129,801
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	10,941	409,850
Deutsche Telekom AG	2,952	53,275
HKT Trust & HKT Ltd.	37,000	47,753
Level 3 Communications, Inc.(1)	7,320	398,428
LG Uplus Corp.	3,954	48,391
Masmovil Ibercom SA(1)	102	7,528
Nippon Telegraph & Telephone Corp.	4,000	198,954
Orange SA	6,221	105,718
PCCW Ltd.	120,000	66,856
Swisscom AG	411	207,268

TDC A/S	5,289	31,510
Telefonica Deutschland Holding AG	3,916	21,193
Telefonica SA	11,909	128,430
Telenor ASA	720	14,580
Telstra Corp. Ltd.	18,885	55,096
Verizon Communications, Inc.	19,055	914,068
		2,708,898
Electric Utilities — 0.7%
ALLETE, Inc.	370	28,612
Edison International	9,734	780,472
EDP - Energias de Portugal SA	32,988	126,648
Endesa SA	7,400	178,521
Enel SpA	10,844	65,643
Eversource Energy	2,277	143,451
FirstEnergy Corp.	11,692	380,925
PG&E Corp.	10,386	730,967
Pinnacle West Capital Corp.	2,611	234,912
PPL Corp.	5,670	222,491
Spark Energy, Inc., Class A	156	2,473
Tata Power Co. Ltd. (The)	27,455	34,036
Westar Energy, Inc.	1,716	88,048
Xcel Energy, Inc.	15,580	771,210
		3,788,409
Electrical Equipment — 0.4%
AMETEK, Inc.	1,978	125,108
AZZ, Inc.	530	25,917
Eaton Corp. plc	10,942	785,198
Emerson Electric Co.	5,068	299,215
Hubbell, Inc.	3,420	385,742
Melrose Industries plc	29,316	83,399
Nordex SE(1)	643	8,933
Rockwell Automation, Inc.	814	133,545
Sensata Technologies Holding NV(1)	1,077	48,099
Thermon Group Holdings, Inc.(1)	1,248	20,617
Vestas Wind Systems A/S	1,762	160,480
		2,076,253
Electronic Equipment, Instruments and Components — 0.5%
Alps Electric Co. Ltd.	1,100	30,218
Anritsu Corp.	1,800	14,327
AVX Corp.	447	7,800
Belden, Inc.	383	29,518
CDW Corp.	2,741	173,834
Coherent, Inc.(1)	69	16,099
Corning, Inc.	796	22,893
Dolby Laboratories, Inc., Class A	4,086	206,180
Fabrinet(1)	325	12,623
Hexagon AB, B Shares	7,920	388,637
Keyence Corp.	700	364,597
Keysight Technologies, Inc.(1)	8,494	347,065
Landis+Gyr Group AG(1)	151	11,645
National Instruments Corp.	3,559	143,748
Omron Corp.	900	45,190
OSI Systems, Inc.(1)	397	32,975

TE Connectivity Ltd.	8,812	701,435
Topcon Corp.	2,400	42,374
Trimble, Inc.(1)	3,733	144,392
TTM Technologies, Inc.(1)	1,551	22,086
VeriFone Systems, Inc.(1)	1,903	37,622
		2,795,258
Energy Equipment and Services — 0.7%
Baker Hughes	18,448	625,387
Dril-Quip, Inc.(1)	5,519	207,238
Halliburton Co.	8,072	314,566
Helix Energy Solutions Group, Inc.(1)	1,052	6,596
Helmerich & Payne, Inc.	3,719	157,463
Keane Group, Inc.(1)	520	6,734
Mammoth Energy Services, Inc.(1)	1,350	18,603
National Oilwell Varco, Inc.	10,828	332,095
Schlumberger Ltd.	27,489	1,745,826
Subsea 7 SA	5,265	75,806
TechnipFMC plc(1)	1,132	29,240
Trican Well Service Ltd.(1)	10,140	30,044
		3,549,598
Equity Real Estate Investment Trusts (REITs) — 2.3%
Activia Properties, Inc.	22	96,657
Alexandria Real Estate Equities, Inc.	2,455	297,816
Allied Properties Real Estate Investment Trust	3,693	114,479
American Tower Corp.	3,997	591,756
Apartment Investment & Management Co., Class A	2,254	102,174
Armada Hoffler Properties, Inc.	1,505	20,122
Ascendas Real Estate Investment Trust	33,800	66,306
AvalonBay Communities, Inc.	443	83,164
Boston Properties, Inc.	3,183	383,870
British Land Co. plc (The)	9,950	78,678
Camden Property Trust	1,488	133,146
CapitaLand Mall Trust	42,000	67,215
CareTrust REIT, Inc.	1,029	19,849
Charter Hall Group	13,359	60,214
Chatham Lodging Trust	376	7,625
Community Healthcare Trust, Inc.	767	20,372
Crown Castle International Corp.	1,800	195,192
CubeSmart	3,550	87,508
CyrusOne, Inc.	1,723	108,601
Daiwa House REIT Investment Corp.	48	117,364
Dexus	21,442	163,465
DiamondRock Hospitality Co.	847	9,309
Digital Realty Trust, Inc.	1,736	205,438
Empire State Realty Trust, Inc.	10,235	208,282
EPR Properties	142	9,892
Equinix, Inc.	426	199,543
Equity Residential	6,184	415,256
Essex Property Trust, Inc.	698	185,647
Four Corners Property Trust, Inc.	366	9,300
Gaming and Leisure Properties, Inc.	7,381	289,261
Gecina SA	1,630	254,003
GGP, Inc.	5,249	108,917

Goodman Group	27,835	183,436
Healthcare Trust of America, Inc., Class A	2,988	92,837
Hulic Reit, Inc.	70	106,017
Invitation Homes, Inc.	1,222	28,277
Kimco Realty Corp.	6,668	130,826
Kite Realty Group Trust	2,556	51,427
Lexington Realty Trust	1,239	12,217
Link REIT	25,500	210,497
MedEquities Realty Trust, Inc.	2,500	28,675
Medical Properties Trust, Inc.	1,594	20,977
Merlin Properties Socimi SA	7,927	109,230
MGM Growth Properties LLC, Class A	6,833	209,090
National Health Investors, Inc.	344	27,582
Nippon Prologis REIT, Inc.	47	102,093
Orix JREIT, Inc.	39	56,264
Paramount Group, Inc.	10,383	163,844
Piedmont Office Realty Trust, Inc., Class A	11,743	237,796
Potlatch Corp.	1,385	66,203
Prologis, Inc.	7,945	503,395
PS Business Parks, Inc.	156	21,077
QTS Realty Trust, Inc., Class A	759	41,123
Rayonier, Inc.	3,457	100,288
Regency Centers Corp.	3,526	226,792
RLJ Lodging Trust	597	12,048
Sabra Health Care REIT, Inc.	8,425	184,086
Safestore Holdings plc	14,062	75,189
SBA Communications Corp.(1)	4,347	667,482
Scentre Group	48,307	148,230
Segro plc	50,320	350,070
Simon Property Group, Inc.	2,288	358,873
Spirit Realty Capital, Inc.	15,431	134,250
Starwood Waypoint Homes	8,169	304,132
STORE Capital Corp.	5,469	138,803
Summit Hotel Properties, Inc.	929	13,786
Sunstone Hotel Investors, Inc.	3,238	51,160
UDR, Inc.	5,148	199,845
Unibail-Rodamco SE	848	215,579
UNITE Group plc (The)	7,748	69,431
Urban Edge Properties	4,386	110,308
Urstadt Biddle Properties, Inc., Class A	730	15,096
Ventas, Inc.	3,185	217,981
Vornado Realty Trust	2,357	175,573
Welltower, Inc.	2,145	157,057
Westfield Corp.	7,316	43,212
Weyerhaeuser Co.	19,504	636,025
WP Carey, Inc.	5,280	363,528
		12,082,128
Food and Staples Retailing — 0.8%
Costco Wholesale Corp.	540	84,640
CVS Health Corp.	13,654	1,056,000
Distribuidora Internacional de Alimentacion SA	8,909	56,380
Jeronimo Martins SGPS SA	9,150	182,561
METRO AG(1)	940	18,374

Sysco Corp.	10,258	540,289
Wal-Mart Stores, Inc.	20,817	1,625,183
Walgreens Boots Alliance, Inc.	6,824	556,156
		4,119,583
Food Products — 1.0%
a2 Milk Co. Ltd.(1)	20,790	83,296
Associated British Foods plc	8,410	361,267
Campbell Soup Co.	3,292	152,090
Conagra Brands, Inc.	24,589	798,159
Danone SA	1,820	143,322
General Mills, Inc.	11,808	628,894
Glanbia plc	870	16,271
Hormel Foods Corp.	7,875	242,077
Hostess Brands, Inc.(1)	1,503	20,050
J.M. Smucker Co. (The)	2,145	224,710
John B Sanfilippo & Son, Inc.	260	16,136
Kellogg Co.	5,308	347,462
Kerry Group plc, A Shares	3,040	283,112
Lamb Weston Holdings, Inc.	2,159	98,191
Mondelez International, Inc., Class A	28,655	1,165,112
Nestle SA	1,021	86,614
Omega Protein Corp.	611	9,654
Pilgrim's Pride Corp.(1)	364	10,720
Premium Brands Holdings Corp.	740	58,436
TreeHouse Foods, Inc.(1)	604	40,462
Tyson Foods, Inc., Class A	6,061	383,661
		5,169,696
Gas Utilities — 0.1%
Atmos Energy Corp.	2,355	207,334
National Fuel Gas Co.	3,550	205,829
Spire, Inc.	3,458	264,537
		677,700
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	8,020	408,539
ABIOMED, Inc.(1)	553	83,392
Align Technology, Inc.(1)	721	127,430
Ambu A/S, B Shares	421	30,264
Baxter International, Inc.	5,280	327,571
Becton Dickinson and Co.	2,532	504,982
BioMerieux	190	46,515
Boston Scientific Corp.(1)	5,745	158,275
Cooper Cos., Inc. (The)	484	121,402
CR Bard, Inc.	199	63,841
Edwards Lifesciences Corp.(1)	3,862	438,955
Essilor International SA	1,124	141,902
Hill-Rom Holdings, Inc.	1,133	87,196
Hologic, Inc.(1)	11,881	458,607
IDEXX Laboratories, Inc.(1)	922	143,306
Intuitive Surgical, Inc.(1)	567	569,648
Koninklijke Philips NV	5,314	201,042
Masimo Corp.(1)	762	64,298
Medtronic plc	15,834	1,276,537
Merit Medical Systems, Inc.(1)	639	26,391

Nevro Corp.(1)	596	51,363
NuVasive, Inc.(1)	2,209	138,018
Penumbra, Inc.(1)	860	73,960
STERIS plc	2,209	192,536
Sysmex Corp.	3,400	209,687
Teleflex, Inc.	1,337	283,110
Utah Medical Products, Inc.	154	11,111
Varex Imaging Corp.(1)	808	24,668
West Pharmaceutical Services, Inc.	1,722	149,883
Zimmer Biomet Holdings, Inc.	13,011	1,486,767
		7,901,196
Health Care Providers and Services — 1.2%
Acadia Healthcare Co., Inc.(1)	625	29,338
Ambea AB(1)	2,309	25,500
Amedisys, Inc.(1)	3,637	189,997
AMN Healthcare Services, Inc.(1)	1,021	38,134
Anthem, Inc.	2,334	457,557
Cardinal Health, Inc.	4,713	317,939
Cigna Corp.	3,740	680,904
CVS Group plc	3,170	55,461
Envision Healthcare Corp.(1)	1,890	99,055
Express Scripts Holding Co.(1)	5,840	366,869
Fresenius Medical Care AG & Co. KGaA	2,780	259,792
HCA Healthcare, Inc.(1)	7,727	607,806
HealthEquity, Inc.(1)	646	27,629
Humana, Inc.	2,214	570,371
LifePoint Health, Inc.(1)	6,173	357,725
McKesson Corp.	2,766	412,991
Miraca Holdings, Inc.	2,600	118,133
Owens & Minor, Inc.	908	25,370
PharMerica Corp.(1)	197	5,792
Providence Service Corp. (The)(1)	426	22,080
Quest Diagnostics, Inc.	3,266	353,871
Tivity Health, Inc.(1)	1,219	47,785
UnitedHealth Group, Inc.	5,092	1,012,799
WellCare Health Plans, Inc.(1)	1,294	226,036
		6,308,934
Health Care Technology — 0.1%
Cerner Corp.(1)	2,817	190,936
CompuGroup Medical SE	523	30,505
Cotiviti Holdings, Inc.(1)	1,527	54,560
Evolent Health, Inc., Class A(1)	1,295	21,626
Quality Systems, Inc.(1)	203	3,197
Veeva Systems, Inc., Class A(1)	998	59,381
		360,205
Hotels, Restaurants and Leisure — 0.9%
Accor SA	5,970	276,462
Aramark	1,932	78,613
Carnival Corp.	10,121	703,207
Carnival plc	4,490	312,074
Cedar Fair LP	494	34,274
China Lodging Group Ltd. ADR(1)	538	61,068
Chipotle Mexican Grill, Inc.(1)	771	244,183

Churchill Downs, Inc.	367	71,712
ClubCorp Holdings, Inc.	1,323	22,491
Compass Group plc	12,144	259,420
Corporate Travel Management Ltd.	2,040	35,256
Darden Restaurants, Inc.	2,587	212,367
Elior Group SA	1,510	40,086
Hilton Grand Vacations, Inc.(1)	691	25,049
Hilton Worldwide Holdings, Inc.	4,348	279,707
Las Vegas Sands Corp.	10,333	642,816
McDonald's Corp.	72	11,518
Melco Resorts & Entertainment Ltd. ADR	8,530	187,233
MGM Resorts International	6,294	207,450
NH Hotel Group SA	9,180	59,778
Papa John's International, Inc.	1,150	86,009
Planet Fitness, Inc., Class A	1,628	41,302
Red Robin Gourmet Burgers, Inc.(1)	531	30,267
Royal Caribbean Cruises Ltd.	3,486	433,868
Texas Roadhouse, Inc.	573	27,189
Vail Resorts, Inc.	698	159,109
		4,542,508
Household Durables — 0.4%
Cairn Homes plc(1)	36,108	73,934
Electrolux ABSeries B	5,119	186,122
Garmin Ltd.	2,136	110,004
Haier Electronics Group Co. Ltd.	23,000	61,132
Helen of Troy Ltd.(1)	315	28,444
Husqvarna AB, B Shares	2,600	26,227
Installed Building Products, Inc.(1)	577	33,293
Mohawk Industries, Inc.(1)	609	154,150
Newell Brands, Inc.	7,111	343,319
NVR, Inc.(1)	70	190,459
PulteGroup, Inc.	9,710	250,712
SEB SA	404	73,392
Sony Corp.	6,900	272,209
Taylor Morrison Home Corp., Class A(1)	985	19,917
		1,823,314
Household Products — 0.4%
Church & Dwight Co., Inc.	4,204	210,915
Energizer Holdings, Inc.	1,033	45,607
Kimberly-Clark Corp.	3,173	391,199
Procter & Gamble Co. (The)	13,392	1,235,680
Reckitt Benckiser Group plc	1,360	128,942
Spectrum Brands Holdings, Inc.	1,914	210,463
		2,222,806
Independent Power and Renewable Electricity Producers†
Uniper SE	4,108	102,282
Industrial Conglomerates — 0.6%
3M Co.	2,153	439,901
Carlisle Cos., Inc.	3,348	317,022
CK Hutchison Holdings Ltd.	3,000	39,255
DCC plc	626	57,028
General Electric Co.	45,339	1,113,072
Honeywell International, Inc.	5,028	695,222

Rheinmetall AG	605	61,838
Siemens AG	1,747	228,353
		2,951,691
Insurance — 1.4%
Aflac, Inc.	5,494	453,530
AIA Group Ltd.	79,200	607,732
Allianz SE	2,007	429,465
Allstate Corp. (The)	5,696	515,488
AMERISAFE, Inc.	610	32,818
Arthur J. Gallagher & Co.	3,475	201,203
Assicurazioni Generali SpA	1,000	17,904
Assurant, Inc.	934	88,441
Aviva plc	55,515	375,084
Brown & Brown, Inc.	3,882	174,535
Chubb Ltd.	7,108	1,005,213
CNP Assurances	7,474	173,500
Dai-ichi Life Holdings, Inc.	1,700	27,371
Everest Re Group Ltd.	1,359	343,120
Hannover Rueck SE	976	118,279
Hanover Insurance Group, Inc. (The)	518	50,857
Hiscox Ltd.	14,984	247,623
James River Group Holdings Ltd.	1,326	52,881
Kinsale Capital Group, Inc.	709	26,836
Legal & General Group plc	11,284	37,967
Loews Corp.	1,304	60,740
Mapfre SA	24,318	86,067
MetLife, Inc.	4,070	190,598
MS&AD Insurance Group Holdings, Inc.	1,400	46,215
Muenchener Rueckversicherungs-Gesellschaft AG	519	107,134
ProAssurance Corp.	2,391	127,321
Reinsurance Group of America, Inc.	1,767	237,573
RLI Corp.	841	45,010
SCOR SE	663	27,782
Sompo Holdings, Inc.	700	26,329
Sony Financial Holdings, Inc.	1,500	23,769
Stewart Information Services Corp.	92	3,319
Swiss Life Holding AG	134	47,957
Swiss Re AG	2,568	232,578
Torchmark Corp.	1,224	94,211
Travelers Cos., Inc. (The)	2,540	307,797
Trupanion, Inc.(1)	1,062	23,237
Unum Group	3,501	168,678
Validus Holdings Ltd.	1,133	56,820
Zurich Insurance Group AG	998	298,583
		7,191,565
Internet and Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	2,997	2,938,858
ASOS plc(1)	4,566	334,597
Expedia, Inc.	6,278	931,404
Priceline Group, Inc. (The)(1)	91	168,539
Rakuten, Inc.	27,200	323,005
Start Today Co. Ltd.	15,700	488,416

Zalando SE(1)	8,908	421,902
		5,606,721
Internet Software and Services — 1.5%
2U, Inc.(1)	830	41,583
Alarm.com Holdings, Inc.(1)	752	33,780
Alphabet, Inc., Class A(1)	4,326	4,132,368
Blucora, Inc.(1)	357	8,140
CoStar Group, Inc.(1)	521	149,329
eBay, Inc.(1)	2,828	102,176
Facebook, Inc., Class A(1)	14,368	2,470,865
Five9, Inc.(1)	1,385	29,777
j2 Global, Inc.	260	19,573
Just Eat plc(1)	7,280	62,696
LogMeIn, Inc.	3,016	345,030
Mimecast Ltd.(1)	1,085	29,349
Q2 Holdings, Inc.(1)	735	29,841
Shopify, Inc., Class A(1)	166	18,413
Stamps.com, Inc.(1)	56	10,710
VeriSign, Inc.(1)	1,935	200,756
Wix.com Ltd.(1)	312	20,311
		7,704,697
IT Services — 1.0%
Acxiom Corp.(1)	695	16,187
Alliance Data Systems Corp.	921	207,685
Alten SA	460	39,154
Amadeus IT Group SA, A Shares	5,160	319,852
Booz Allen Hamilton Holding Corp.	5,598	190,948
Cardtronics plc(1)	649	16,861
CSG Systems International, Inc.	913	35,342
CSRA, Inc.	851	26,815
DXC Technology Co.	6,566	558,110
Euronet Worldwide, Inc.(1)	157	15,428
EVERTEC, Inc.	2,196	40,406
Fidelity National Information Services, Inc.	5,215	484,578
First Data Corp., Class A(1)	11,952	220,036
Fiserv, Inc.(1)	2,433	300,986
Global Payments, Inc.	1,900	181,431
GMO Payment Gateway, Inc.	300	19,157
International Business Machines Corp.	5,005	715,865
Keywords Studios plc	2,293	42,223
Mastercard, Inc., Class A	89	11,864
PayPal Holdings, Inc.(1)	7,056	435,214
Presidio, Inc.(1)	1,368	19,029
Science Applications International Corp.	354	26,154
Teradata Corp.(1)	1,814	57,903
Total System Services, Inc.	1,749	120,891
Travelport Worldwide Ltd.	1,180	17,865
Vantiv, Inc., Class A(1)	1,467	103,702
Visa, Inc., Class A	8,027	830,955
		5,054,641
Leisure Products — 0.2%
Brunswick Corp.	6,779	355,762
Malibu Boats, Inc., Class A(1)	966	26,053

Mattel, Inc.	23,367	379,013
MCBC Holdings, Inc.(1)	682	11,689
Sega Sammy Holdings, Inc.	5,500	79,047
Trigano SA	450	58,874
		910,438
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	4,103	265,546
Bio-Techne Corp.	1,849	228,869
Eurofins Scientific SE	55	31,435
Illumina, Inc.(1)	1,279	261,504
Lonza Group AG	2,354	596,018
PRA Health Sciences, Inc.(1)	455	35,217
Thermo Fisher Scientific, Inc.	135	25,264
Waters Corp.(1)	552	101,281
		1,545,134
Machinery — 1.3%
Allison Transmission Holdings, Inc.	428	14,864
Barnes Group, Inc.	154	9,628
Cargotec Oyj, B Shares	789	47,527
Caterpillar, Inc.	1,955	229,693
CIRCOR International, Inc.	220	10,564
Cummins, Inc.	5,979	952,933
Daifuku Co. Ltd.	1,400	60,936
Deere & Co.	571	66,196
Donaldson Co., Inc.	2,021	95,492
EnPro Industries, Inc.	958	67,510
FANUC Corp.	1,000	194,115
Fortive Corp.	556	36,123
Fuji Machine Manufacturing Co. Ltd.	2,000	35,257
Gardner Denver Holdings, Inc.(1)	828	19,450
Global Brass & Copper Holdings, Inc.	1,494	44,596
Graham Corp.	974	19,509
Harsco Corp.(1)	195	3,335
Hitachi Construction Machinery Co. Ltd.	3,700	104,503
Industria Macchine Automatiche SpA	350	33,874
Ingersoll-Rand plc	7,510	641,279
ITT, Inc.	753	30,391
John Bean Technologies Corp.	1,616	143,339
Kadant, Inc.	36	3,127
Kennametal, Inc.	5,128	179,480
KION Group AG	817	74,521
Komatsu Ltd.	14,100	381,566
Konecranes Oyj	1,221	53,883
Makita Corp.	4,600	184,736
Middleby Corp. (The)(1)	2,241	272,730
NN, Inc.	130	3,315
Oshkosh Corp.	4,462	332,865
PACCAR, Inc.	1,629	108,052
Parker-Hannifin Corp.	4,310	693,436
Rexnord Corp.(1)	369	8,812
Sandvik AB	25,617	423,310
Snap-on, Inc.	1,928	284,515
THK Co. Ltd.	1,900	63,428

Toro Co. (The)	3,658	225,625
Tsubaki Nakashima Co. Ltd.	1,800	40,540
Valmet Oyj	2,049	38,857
WABCO Holdings, Inc.(1)	1,942	278,910
Wabtec Corp.	1,154	81,438
Weir Group plc (The)	12,300	285,497
Woodward, Inc.	298	20,923
Yangzijiang Shipbuilding Holdings Ltd.	10,300	11,356
		6,912,036
Marine — 0.1%
AP Moller - Maersk A/S, B Shares	140	288,634
Media — 0.5%
Cineworld Group plc	1,340	11,220
Comcast Corp., Class A	19,588	795,469
CyberAgent, Inc.	4,500	147,155
DISH Network Corp., Class A(1)	1,219	69,836
Emerald Expositions Events, Inc.	415	9,022
Entravision Communications Corp., Class A	10,425	57,859
I-CABLE Communications Ltd.(1)	7,930	294
Liberty Media Corp-Liberty Formula One, Class C(1)	2,112	83,002
Madison Square Garden Co. (The)(1)	67	14,238
Metropole Television SA	1,221	26,847
MSG Networks, Inc., Class A(1)	4,163	89,296
Omnicom Group, Inc.	1,720	124,494
ProSiebenSat.1 Media SE	3,555	119,259
Publicis Groupe SA	2,381	160,714
RTL Group SA	798	60,561
Sirius XM Holdings, Inc.	24,440	140,530
Time Warner, Inc.	4,290	433,719
Townsquare Media, Inc., Class A(1)	620	6,188
Vector, Inc.	900	12,517
Walt Disney Co. (The)	311	31,473
		2,393,693
Metals and Mining — 0.4%
Alrosa PJSC	10,332	14,383
Anglo American plc	3,854	69,895
ArcelorMittal(1)	5,330	142,384
Barrick Gold Corp.	6,153	110,693
BHP Billiton plc	1,523	29,078
Centamin plc	10,810	21,177
Evraz plc	9,981	43,262
Fortescue Metals Group Ltd.	34,181	163,305
Kirkland Lake Gold Ltd.	890	11,596
Lundin Mining Corp.	6,000	45,357
Nucor Corp.	6,025	332,038
Reliance Steel & Aluminum Co.	428	30,996
Rio Tinto Ltd.	6,650	358,631
Rio Tinto plc	6,204	300,559
Salzgitter AG	760	34,154
SSAB AB, A Shares(1)	11,240	57,079
St. Barbara Ltd.(1)	7,809	17,506

Teck Resources Ltd., Class B	1,270	31,661
		1,813,754
Mortgage Real Estate Investment Trusts (REITs)†
Annaly Capital Management, Inc.	2,325	29,062
Blackstone Mortgage Trust, Inc., Class A	157	4,922
Granite Point Mortgage Trust, Inc.(1)	354	6,776
Starwood Property Trust, Inc.	3,896	86,530
Two Harbors Investment Corp.	2,385	24,399
		151,689
Multi-Utilities — 0.2%
Ameren Corp.	4,009	240,500
Centrica plc	63,161	163,265
E.ON SE	9,972	112,717
Engie SA	5,967	99,590
NorthWestern Corp.	3,224	194,471
Veolia Environnement SA	5,778	135,574
		946,117
Multiline Retail — 0.3%
B&M European Value Retail SA	14,491	69,782
Dollar General Corp.	1,586	115,080
Dollar Tree, Inc.(1)	6,042	481,185
Don Quijote Holdings Co. Ltd.	900	34,179
Marks & Spencer Group plc	9,765	40,356
Nordstrom, Inc.	407	18,160
Ollie's Bargain Outlet Holdings, Inc.(1)	530	22,181
Ryohin Keikaku Co. Ltd.	800	221,949
Seria Co. Ltd.	1,200	65,712
Target Corp.	12,255	668,265
		1,736,849
Oil, Gas and Consumable Fuels — 2.0%
Aegean Marine Petroleum Network, Inc.	896	4,525
Anadarko Petroleum Corp.	15,486	633,842
Ardmore Shipping Corp.	2,146	17,383
BP plc	25,022	144,033
Callon Petroleum Co.(1)	3,429	35,524
Carrizo Oil & Gas, Inc.(1)	526	7,069
Chevron Corp.	8,148	876,888
Concho Resources, Inc.(1)	2,434	270,101
Contango Oil & Gas Co.(1)	1,521	6,981
Devon Energy Corp.	7,816	245,422
EQT Corp.	7,252	452,090
Extraction Oil & Gas, Inc.(1)	1,494	19,631
Exxon Mobil Corp.	15,768	1,203,571
Galp Energia SGPS SA	1,174	19,440
GS Holdings Corp.	765	47,897
Imperial Oil Ltd.	35,840	1,057,908
Lundin Petroleum AB(1)	12,983	278,589
Marathon Petroleum Corp.	5,351	280,660
Noble Energy, Inc.	13,605	323,391
Occidental Petroleum Corp.	15,686	936,454
OMV AG	3,486	200,399
Repsol SA	8,426	144,744
Royal Dutch Shell plc, A Shares	10,955	301,843

Royal Dutch Shell plc ADR	4,230	239,545
Royal Dutch Shell plc, B Shares	17,197	480,440
RSP Permian, Inc.(1)	845	26,516
Scorpio Tankers, Inc.	3,740	15,222
SK Innovation Co. Ltd.	647	108,159
Spectra Energy Partners LP	3,211	142,344
TOTAL SA	11,564	598,080
TOTAL SA ADR	16,760	872,190
Tullow Oil plc(1)	84,240	170,041
Valero Energy Corp.	785	53,459
WildHorse Resource Development Corp.(1)	1,287	14,041
Williams Cos., Inc. (The)	7,318	217,564
Woodside Petroleum Ltd.	2,232	51,154
		10,497,140
Paper and Forest Products†
KapStone Paper and Packaging Corp.	1,332	29,797
UPM-Kymmene Oyj	4,187	108,959
		138,756
Personal Products — 0.5%
Edgewell Personal Care Co.(1)	464	35,236
Estee Lauder Cos., Inc. (The), Class A	2,879	308,024
Inter Parfums, Inc.	574	22,644
Kose Corp.	3,300	414,245
L'Oreal SA	1,510	318,801
Medifast, Inc.	358	20,270
Nu Skin Enterprises, Inc., Class A	2,877	175,008
Pola Orbis Holdings, Inc.	7,700	247,596
Unilever NV CVA	14,110	840,031
		2,381,855
Pharmaceuticals — 1.5%
Aerie Pharmaceuticals, Inc.(1)	158	9,061
Allergan plc	1,671	383,461
AstraZeneca plc	1,206	70,816
Bristol-Myers Squibb Co.	2,536	153,377
Catalent, Inc.(1)	1,263	52,149
Dermira, Inc.(1)	281	6,629
Eli Lilly & Co.	1,398	113,643
GlaxoSmithKline plc	21,741	431,118
Horizon Pharma plc(1)	518	7,086
Jazz Pharmaceuticals plc(1)	1,324	197,753
Johnson & Johnson	10,309	1,364,602
Medicines Co. (The)(1)	341	12,511
Merck & Co., Inc.	21,029	1,342,912
Nippon Shinyaku Co. Ltd.	900	62,628
Novartis AG	4,088	344,876
Pacira Pharmaceuticals, Inc.(1)	267	10,173
Pfizer, Inc.	47,902	1,624,836
Roche Holding AG	4,584	1,163,986
Sanofi	1,271	123,557
Sawai Pharmaceutical Co. Ltd.	300	16,401
Supernus Pharmaceuticals, Inc.(1)	148	6,778
Theravance Biopharma, Inc.(1)	155	5,064

Zoetis, Inc.	5,920	371,184
		7,874,601
Professional Services — 0.4%
Advisory Board Co. (The)(1)	185	9,851
ALS Ltd.	8,690	55,058
Capita plc	1,866	15,648
Equifax, Inc.	1,651	235,218
Huron Consulting Group, Inc.(1)	857	25,924
IHS Markit Ltd.(1)	3,329	155,930
Intertek Group plc	3,530	233,253
Korn/Ferry International	202	6,731
ManpowerGroup, Inc.	943	105,154
Outsourcing, Inc.	1,000	65,766
Persol Holdings Co. Ltd.	2,800	56,899
Recruit Holdings Co. Ltd.	11,700	233,181
RELX plc	13,280	290,385
Teleperformance	642	88,350
Verisk Analytics, Inc.(1)	3,081	249,715
		1,827,063
Real Estate Management and Development — 0.8%
Aroundtown Property Holdings plc	12,346	82,305
Ayala Land, Inc.	136,700	112,202
Bumi Serpong Damai Tbk PT	248,000	34,109
CapitaLand Ltd.	9,200	25,647
Central Pattana PCL	31,500	67,592
Cheung Kong Property Holdings Ltd.	35,500	311,644
China Overseas Land & Investment Ltd.	46,000	160,764
China Vanke Co. Ltd., H Shares	25,800	77,310
City Developments Ltd.	11,500	99,314
Country Garden Holdings Co.	88,000	116,947
Daito Trust Construction Co. Ltd.	1,600	283,586
Daiwa House Industry Co. Ltd.	1,400	48,991
Deutsche Wohnen SE	11,670	495,687
Fabege AB	8,609	172,706
FirstService Corp.	1,348	93,904
Grand City Properties SA	521	11,350
Guangzhou R&F Properties Co. Ltd.	22,800	53,258
Hongkong Land Holdings Ltd.	10,600	78,546
Iguatemi Empresa de Shopping Centers SA	7,000	83,034
Inmobiliaria Colonial SA	19,590	191,348
Investors Cloud Co. Ltd.	900	47,483
Kerry Properties Ltd.	11,000	43,574
Leopalace21 Corp.	12,800	93,845
Longfor Properties Co. Ltd.	30,000	72,070
Mitsui Fudosan Co. Ltd.	7,300	157,906
New World Development Co. Ltd.	23,000	31,447
RE/MAX Holdings, Inc., Class A	392	24,010
Realogy Holdings Corp.	7,761	263,098
Relo Group, Inc.	1,800	40,917
Sino-Ocean Group Holding Ltd.	72,500	50,027
Sumitomo Realty & Development Co. Ltd.	5,000	151,317
Sun Hung Kai Properties Ltd.	11,000	183,573
UOL Group Ltd.	12,000	72,392

Vonovia SE	423	17,879
Wharf Holdings Ltd. (The)	8,000	76,210
Wheelock & Co. Ltd.	9,000	67,335
		3,993,327
Road and Rail — 0.4%
Canadian Pacific Railway Ltd.	515	80,134
DSV A/S	8,132	576,641
Firstgroup plc(1)	5,829	8,849
Heartland Express, Inc.	15,119	335,188
Norfolk Southern Corp.	741	89,306
Saia, Inc.(1)	486	27,483
Union Pacific Corp.	10,584	1,114,495
		2,232,096
Semiconductors and Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.(1)	9,491	123,383
ams AG	400	28,802
Analog Devices, Inc.	792	66,267
Applied Materials, Inc.	38,442	1,734,503
ASM Pacific Technology Ltd.	3,100	38,345
ASML Holding NV	5,669	880,701
Broadcom Ltd.	2,901	731,255
Cavium, Inc.(1)	348	22,032
Cypress Semiconductor Corp.	2,047	28,023
Dialog Semiconductor plc(1)	4,140	188,193
Disco Corp.	200	35,858
Formfactor, Inc.(1)	1,214	18,331
Infineon Technologies AG	6,070	139,968
Inphi Corp.(1)	480	18,379
Intel Corp.	28,902	1,013,593
KLA-Tencor Corp.	2,458	230,290
Kulicke & Soffa Industries, Inc.(1)	1,416	26,947
Lam Research Corp.	6,817	1,131,486
Maxim Integrated Products, Inc.	13,872	647,268
Megachips Corp.	400	13,244
Microsemi Corp.(1)	590	29,724
Monolithic Power Systems, Inc.	491	49,748
Power Integrations, Inc.	346	25,206
Qorvo, Inc.(1)	50	3,661
QUALCOMM, Inc.	12,449	650,709
Rohm Co. Ltd.	2,400	186,874
Skyworks Solutions, Inc.	662	69,748
Sumco Corp.	1,800	26,459
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,441	53,274
Teradyne, Inc.	9,149	325,796
Texas Instruments, Inc.	7,891	653,533
Tokyo Electron Ltd.	300	42,189
Xilinx, Inc.	4,159	274,744
		9,508,533
Software — 2.0%
Activision Blizzard, Inc.	14,575	955,537
Adobe Systems, Inc.(1)	4,401	682,859
Autodesk, Inc.(1)	1,608	184,052
BroadSoft, Inc.(1)	699	34,635

Cadence Design Systems, Inc.(1)	124	4,872
Callidus Software, Inc.(1)	1,677	43,183
Citrix Systems, Inc.(1)	721	56,389
Electronic Arts, Inc.(1)	4,524	549,666
Guidewire Software, Inc.(1)	2,448	185,338
Intuit, Inc.	2,859	404,406
Microsoft Corp.	28,323	2,117,711
Nintendo Co. Ltd.	800	266,630
Nuance Communications, Inc.(1)	5,488	88,192
Oracle Corp. (New York)	25,236	1,270,128
Paycom Software, Inc.(1)	713	53,197
RealPage, Inc.(1)	950	40,945
Red Hat, Inc.(1)	2,574	276,705
RingCentral, Inc., Class A(1)	1,214	51,413
salesforce.com, Inc.(1)	3,892	371,647
SAP SE	3,430	359,734
ServiceNow, Inc.(1)	1,898	220,529
Splunk, Inc.(1)	6,415	430,382
SS&C Technologies Holdings, Inc.	31	1,200
Symantec Corp.	7,425	222,601
Synopsys, Inc.(1)	966	77,686
Take-Two Interactive Software, Inc.(1)	109	10,659
Temenos Group AG	3,430	338,368
Tyler Technologies, Inc.(1)	1,650	285,120
VMware, Inc., Class A(1)	7,020	758,862
Zynga, Inc., Class A(1)	26,321	98,704
		10,441,350
Specialty Retail — 0.8%
Aaron's, Inc.	1,234	54,629
Advance Auto Parts, Inc.	7,186	703,510
At Home Group, Inc.(1)	858	21,021
Best Buy Co., Inc.	6,978	378,626
Burlington Stores, Inc.(1)	2,124	185,064
Camping World Holdings, Inc., Class A	620	22,785
CECONOMY AG	940	10,297
Children's Place, Inc. (The)	522	55,410
Home Depot, Inc. (The)	915	137,131
Industria de Diseno Textil SA	11,090	421,345
L Brands, Inc.	2,240	81,133
Lowe's Cos., Inc.	6,772	500,383
Maisons du Monde SA	1,934	79,891
MarineMax, Inc.(1)	1,843	29,765
Monro, Inc.	376	17,935
Nitori Holdings Co. Ltd.	2,100	324,355
O'Reilly Automotive, Inc.(1)	1,264	247,908
Penske Automotive Group, Inc.	781	33,083
Pier 1 Imports, Inc.	518	2,171
Ross Stores, Inc.	3,254	190,196
Sleep Country Canada Holdings, Inc.	2,380	64,877
TJX Cos., Inc. (The)	3,532	255,364
Tokyo Base Co. Ltd.(1)	1,200	63,747

Williams-Sonoma, Inc.	2,910	133,860
		4,014,486
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc.	22,608	3,707,712
Asetek A/S	1,849	25,859
Brother Industries Ltd.	4,300	101,931
Canon, Inc.	2,700	94,654
Catcher Technology Co. Ltd.	5,000	63,620
Cray, Inc.(1)	1,582	29,821
Lite-On Technology Corp.	15,000	22,193
Logitech International SA	2,396	85,201
Quanta Computer, Inc.	34,000	77,398
Samsung Electronics Co. Ltd.	29	59,564
Western Digital Corp.	696	61,436
		4,329,389
Textiles, Apparel and Luxury Goods — 0.4%
adidas AG	2,740	615,019
Cie Financiere Richemont SA	3,790	338,905
Coach, Inc.	4,713	196,532
Columbia Sportswear Co.	1,622	92,924
Culp, Inc.	257	7,453
HUGO BOSS AG	137	11,597
Kering	1,450	544,256
Ralph Lauren Corp.	910	79,980
Samsonite International SA	11,100	45,531
		1,932,197
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	19,348	265,455
Essent Group Ltd.(1)	11,514	449,967
LendingTree, Inc.(1)	52	12,009
		727,431
Tobacco — 0.2%
Altria Group, Inc.	5,026	318,648
British American Tobacco plc	8,990	561,603
Imperial Brands plc	2,030	84,013
Japan Tobacco, Inc.	1,200	41,086
Philip Morris International, Inc.	1,812	211,877
		1,217,227
Trading Companies and Distributors — 0.4%
Ashtead Group plc	14,063	302,414
BMC Stock Holdings, Inc.(1)	1,255	25,477
Bunzl plc	7,820	233,588
DXP Enterprises, Inc.(1)	961	26,033
Ferguson plc	5,330	317,249
Foundation Building Materials, Inc.(1)	2,483	32,428
GMS, Inc.(1)	532	17,120
MISUMI Group, Inc.	1,900	48,755
MonotaRO Co. Ltd.	9,300	284,664
MRC Global, Inc.(1)	1,667	26,289
MSC Industrial Direct Co., Inc., Class A	3,906	269,045
SiteOne Landscape Supply, Inc.(1)	710	35,670
Sumitomo Corp.	2,000	28,317

United Rentals, Inc.(1)	1,980	233,759
		1,880,808
Transportation Infrastructure†
Hamburger Hafen und Logistik AG	290	9,235
Water Utilities†
Beijing Enterprises Water Group Ltd.	50,000	42,488
Wireless Telecommunication Services — 0.1%
Drillisch AG	455	31,356
KDDI Corp.	2,700	72,870
NTT DOCOMO, Inc.	7,200	167,237
T-Mobile US, Inc.(1)	66	4,271
Tele2 AB, B Shares	854	9,942
		285,676
TOTAL COMMON STOCKS (Cost $180,023,965)		229,151,754
U.S. TREASURY SECURITIES — 18.2%
U.S. Treasury Bonds, 3.50%, 2/15/39	1,696,000	1,960,934
U.S. Treasury Bonds, 4.375%, 11/15/39	10,000	13,033
U.S. Treasury Bonds, 3.125%, 11/15/41	150,000	162,759
U.S. Treasury Bonds, 2.875%, 5/15/43	920,000	950,978
U.S. Treasury Bonds, 3.125%, 8/15/44	100,000	108,211
U.S. Treasury Bonds, 3.00%, 11/15/44	30,000	31,715
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	2,850,000	2,728,430
U.S. Treasury Bonds, 3.00%, 5/15/45	250,000	264,024
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	897,032
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	546,602	646,580
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	7,056,383	7,071,921
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	2,458,124	2,471,102
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	4,492,840	4,688,830
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	1,679,670	1,750,403
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	3,358,973	3,375,800
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	2,934,441	3,023,577
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	1,007,230	1,010,855
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,609,716	2,632,122
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	4,032,674	4,041,527
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,473,514	3,537,931
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,364,766	1,402,791
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	9,284,580	9,255,352
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,136,800	4,128,411
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,014,256	2,322,246
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	2,840,585	2,866,373
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	3,195,821	3,271,270
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	4,700,832	4,620,770
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	202,812	202,709
U.S. Treasury Notes, 0.75%, 10/31/17	600,000	599,694
U.S. Treasury Notes, 1.00%, 3/15/18	5,300,000	5,296,170
U.S. Treasury Notes, 2.625%, 4/30/18	37,000	37,345
U.S. Treasury Notes, 1.375%, 9/30/18	1,700,000	1,702,191
U.S. Treasury Notes, 1.625%, 7/31/19	350,000	351,996
U.S. Treasury Notes, 1.75%, 9/30/19	1,400,000	1,411,594
U.S. Treasury Notes, 1.50%, 11/30/19	1,090,000	1,093,641
U.S. Treasury Notes, 1.375%, 1/15/20	400,000	400,117
U.S. Treasury Notes, 1.50%, 5/15/20	1,550,000	1,554,117
U.S. Treasury Notes, 1.50%, 5/31/20	300,000	300,762

U.S. Treasury Notes, 1.375%, 10/31/20		2,350,000	2,342,748
U.S. Treasury Notes, 2.00%, 11/30/20		250,000	254,043
U.S. Treasury Notes, 1.375%, 5/31/21		100,000	99,285
U.S. Treasury Notes, 2.00%, 10/31/21		2,450,000	2,486,559
U.S. Treasury Notes, 1.875%, 1/31/22(2)		1,300,000	1,311,857
U.S. Treasury Notes, 1.875%, 4/30/22		2,400,000	2,419,359
U.S. Treasury Notes, 1.375%, 6/30/23		1,550,000	1,511,492
U.S. Treasury Notes, 1.25%, 7/31/23		350,000	338,502
U.S. Treasury Notes, 1.375%, 8/31/23		1,540,000	1,498,613
U.S. Treasury Notes, 2.00%, 11/15/26		300,000	297,316
TOTAL U.S. TREASURY SECURITIES (Cost $93,687,810)			94,745,087
CORPORATE BONDS — 12.3%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		60,000	60,240
Bombardier, Inc., 7.50%, 3/15/25(3)		35,000	37,341
Lockheed Martin Corp., 4.25%, 11/15/19		120,000	125,943
Lockheed Martin Corp., 3.55%, 1/15/26		160,000	167,397
Rockwell Collins, Inc., 4.35%, 4/15/47		30,000	31,605
TransDigm, Inc., 6.00%, 7/15/22		40,000	41,500
United Technologies Corp., 6.05%, 6/1/36		51,000	65,398
United Technologies Corp., 5.70%, 4/15/40		75,000	93,724
			623,148
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(3)		25,000	26,344
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(3)		40,000	41,250
United Continental Holdings, Inc., 5.00%, 2/1/24		25,000	25,563
			66,813
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		30,000	31,088
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		75,000	78,655
Tenneco, Inc., 5.00%, 7/15/26		50,000	50,625
			160,368
Automobiles — 0.3%
American Honda Finance Corp., 1.50%, 9/11/17(3)		40,000	40,002
American Honda Finance Corp., 2.125%, 10/10/18		80,000	80,530
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	49,293
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	59,759
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		$25,000	26,144
Ford Motor Co., 4.35%, 12/8/26		90,000	93,414
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		110,000	112,380
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		240,000	268,424
General Motors Co., 5.15%, 4/1/38		80,000	80,928
General Motors Financial Co., Inc., 3.25%, 5/15/18		60,000	60,609
General Motors Financial Co., Inc., 3.10%, 1/15/19		170,000	172,478
General Motors Financial Co., Inc., 3.20%, 7/6/21		190,000	193,519
General Motors Financial Co., Inc., 5.25%, 3/1/26		50,000	54,580
			1,292,060
Banks — 2.6%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	338,643
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(3)		$150,000	151,110
Bank of America Corp., 4.10%, 7/24/23		70,000	74,951
Bank of America Corp., MTN, 5.625%, 7/1/20		120,000	131,450

Bank of America Corp., MTN, 4.00%, 4/1/24		120,000	127,611
Bank of America Corp., MTN, 4.20%, 8/26/24		190,000	200,278
Bank of America Corp., MTN, 4.00%, 1/22/25		90,000	93,218
Bank of America Corp., MTN, 5.00%, 1/21/44		60,000	69,813
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(11)		40,000	43,335
Bank of Nova Scotia (The), 1.375%, 12/18/17		1,600,000	1,600,186
Barclays Bank plc, 5.14%, 10/14/20		100,000	107,514
Barclays plc, MTN, VRN, 2.625%, 11/11/20(11)	EUR	200,000	247,250
BPCE SA, VRN, 2.75%, 7/8/21(11)	EUR	100,000	127,059
Branch Banking & Trust Co., 3.625%, 9/16/25		$60,000	63,262
Branch Banking & Trust Co., 3.80%, 10/30/26		70,000	74,814
Capital One Financial Corp., 4.20%, 10/29/25		255,000	263,504
Citigroup, Inc., 2.75%, 4/25/22		160,000	161,617
Citigroup, Inc., 4.05%, 7/30/22		50,000	52,742
Citigroup, Inc., 4.45%, 9/29/27		560,000	592,809
Co-Operative Bank plc, 4.75%, 11/11/21	GBP	200,000	288,284
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	120,000	158,030
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$170,000	181,574
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	100,000	138,688
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21(11)	EUR	100,000	126,443
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	240,000	316,540
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	480,000	643,809
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	95,000	132,738
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	307,000	415,317
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	420,000	624,388
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	200,000	267,673
Fifth Third Bancorp, 4.30%, 1/16/24		$60,000	64,399
Fifth Third Bank, 2.875%, 10/1/21		31,000	31,752
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25(11)	GBP	90,000	143,468
Huntington Bancshares, Inc., 2.30%, 1/14/22		$80,000	79,496
JPMorgan Chase & Co., 3.25%, 9/23/22		70,000	72,528
JPMorgan Chase & Co., 3.875%, 9/10/24		610,000	639,225
JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	242,411
KeyCorp, MTN, 2.30%, 12/13/18		120,000	120,877
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	475,000	710,230
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	141,297
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		$80,000	85,576
Regions Financial Corp., 2.75%, 8/14/22		70,000	70,476
Royal Bank of Canada, MTN, 1.50%, 1/16/18		1,000,000	1,000,130
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		25,000	27,563
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	200,000	246,354
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	149,366
U.S. Bancorp, MTN, 3.00%, 3/15/22		$9,000	9,331
U.S. Bancorp, MTN, 3.60%, 9/11/24		24,000	25,224
U.S. Bank N.A., 2.80%, 1/27/25		250,000	251,717
Wells Fargo & Co., 3.07%, 1/24/23		80,000	81,809
Wells Fargo & Co., 4.125%, 8/15/23		100,000	106,738
Wells Fargo & Co., 3.00%, 4/22/26		180,000	178,263
Wells Fargo & Co., MTN, 2.60%, 7/22/20		130,000	132,199
Wells Fargo & Co., MTN, 3.55%, 9/29/25		80,000	82,893
Wells Fargo & Co., MTN, 4.10%, 6/3/26		120,000	126,155
Wells Fargo & Co., MTN, 4.65%, 11/4/44		115,000	122,666

Westpac Banking Corp., MTN, 1.60%, 1/12/18		750,000	750,915
			13,507,708
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		310,000	321,967
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		200,000	208,730
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		180,000	205,921
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	62,587
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		$30,000	32,403
Constellation Brands, Inc., 4.75%, 12/1/25		150,000	166,426
Molson Coors Brewing Co., 3.00%, 7/15/26		100,000	98,190
			1,096,224
Biotechnology — 0.3%
AbbVie, Inc., 2.90%, 11/6/22		195,000	198,068
AbbVie, Inc., 3.60%, 5/14/25		40,000	41,414
AbbVie, Inc., 4.40%, 11/6/42		130,000	135,290
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(3)		35,000	35,201
Amgen, Inc., 4.66%, 6/15/51		138,000	149,614
Biogen, Inc., 3.625%, 9/15/22		160,000	168,220
Celgene Corp., 3.25%, 8/15/22		90,000	93,326
Celgene Corp., 3.625%, 5/15/24		15,000	15,689
Celgene Corp., 3.875%, 8/15/25		130,000	137,900
Celgene Corp., 5.00%, 8/15/45		70,000	80,238
Concordia International Corp., 9.50%, 10/21/22(3)		10,000	1,850
Concordia International Corp., 7.00%, 4/15/23(3)		20,000	3,400
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	119,407
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	241,711
			1,421,328
Building Products†
Masco Corp., 4.45%, 4/1/25		110,000	119,141
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, VRN, 2.875%, 6/30/20(11)	EUR	100,000	126,508
Jefferies Group LLC, 5.125%, 4/13/18		$90,000	91,796
Jefferies Group LLC, 4.85%, 1/15/27		50,000	53,467
			271,771
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22		30,000	31,425
Blue Cube Spinco, Inc., 9.75%, 10/15/23		15,000	18,263
CF Industries, Inc., 3.45%, 6/1/23		20,000	19,500
Chemours Co. (The), 6.625%, 5/15/23		25,000	26,656
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		30,000	30,719
Eastman Chemical Co., 3.60%, 8/15/22		6,000	6,255
Ecolab, Inc., 4.35%, 12/8/21		160,000	174,248
Hexion, Inc., 6.625%, 4/15/20		10,000	9,150
Huntsman International LLC, 5.125%, 11/15/22		25,000	26,562
INEOS Group Holdings SA, 5.625%, 8/1/24(3)		30,000	30,975
LyondellBasell Industries NV, 4.625%, 2/26/55		50,000	50,764
NOVA Chemicals Corp., 4.875%, 6/1/24(3)		70,000	70,087
Platform Specialty Products Corp., 6.50%, 2/1/22(3)		20,000	20,850
Sherwin-Williams Co. (The), 3.45%, 6/1/27		70,000	70,848
Tronox Finance LLC, 6.375%, 8/15/20		20,000	20,350
			606,652
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21		20,000	21,841

Clean Harbors, Inc., 5.25%, 8/1/20	20,000	20,364
Covanta Holding Corp., 5.875%, 3/1/24	65,000	65,162
Envision Healthcare Corp., 5.125%, 7/1/22(3)	25,000	26,094
Iron Mountain, Inc., 5.75%, 8/15/24	35,000	35,877
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(3)	35,000	38,763
Republic Services, Inc., 3.55%, 6/1/22	220,000	230,337
Waste Management, Inc., 4.10%, 3/1/45	70,000	74,963
		513,401
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	27,000	35,585
CommScope Technologies LLC, 5.00%, 3/15/27(3)	60,000	59,943
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	25,000	26,586
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(3)	60,000	63,824
		185,938
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	35,000	36,313
Construction Materials†
Builders FirstSource, Inc., 10.75%, 8/15/23(3)	20,000	22,900
Builders FirstSource, Inc., 5.625%, 9/1/24(3)	10,000	10,488
Owens Corning, 4.20%, 12/15/22	90,000	96,060
Ply Gem Industries, Inc., 6.50%, 2/1/22	25,000	26,187
		155,635
Consumer Finance — 0.3%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	250,216
American Express Co., 1.55%, 5/22/18	60,000	60,006
American Express Credit Corp., MTN, 2.60%, 9/14/20	60,000	61,127
American Express Credit Corp., MTN, 2.25%, 5/5/21	70,000	70,372
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	251,096
CIT Group, Inc., 5.00%, 8/15/22	90,000	97,641
Discover Financial Services, 3.75%, 3/4/25	200,000	201,934
Equifax, Inc., 3.30%, 12/15/22	100,000	103,619
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	20,000	21,725
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	10,000	10,875
Navient Corp., 5.00%, 10/26/20	45,000	46,294
Navient Corp., 5.50%, 1/25/23	10,000	10,138
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(3)	20,000	20,875
Synchrony Financial, 2.60%, 1/15/19	60,000	60,447
Synchrony Financial, 3.00%, 8/15/19	50,000	50,747
		1,317,112
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	60,000	61,125
Berry Plastics Corp., 5.125%, 7/15/23	25,000	26,219
BWAY Holding Co., 5.50%, 4/15/24(3)	10,000	10,463
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	175,000	183,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	35,000	35,696
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(3)	40,000	42,925
Sealed Air Corp., 5.125%, 12/1/24(3)	35,000	37,362
		397,540
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	70,000	69,118
Service Corp., International/US, 5.375%, 5/15/24	25,000	26,687
		95,805

Diversified Financial Services — 1.4%
Ally Financial, Inc., 3.60%, 5/21/18		120,000	121,260
Ally Financial, Inc., 4.125%, 2/13/22		90,000	92,588
Ally Financial, Inc., 4.625%, 3/30/25		40,000	41,850
Ally Financial, Inc., 5.75%, 11/20/25		45,000	48,755
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	171,274
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	200,000	269,692
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$286,000	289,636
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		280,000	281,906
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		50,000	50,866
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	74,966
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$540,000	610,312
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		20,000	20,399
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		155,000	162,621
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		150,000	151,299
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		90,000	101,023
Gulf Gate Apartments LLC, VRN, 1.23%, 9/7/17, resets weekly off the remarketing agent (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(10)		3,000,000	3,000,000
HSBC Holdings plc, 4.30%, 3/8/26		200,000	216,082
HSBC Holdings plc, VRN, 3.26%, 3/13/22(11)		200,000	205,418
HUB International Ltd., 7.875%, 10/1/21(3)		30,000	31,266
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		50,000	51,673
Morgan Stanley, 2.75%, 5/19/22		50,000	50,462
Morgan Stanley, 4.375%, 1/22/47		40,000	42,485
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	268,075
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	260,668
Morgan Stanley, MTN, 4.00%, 7/23/25		350,000	369,783
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		15,000	15,380
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20(11)	EUR	100,000	131,959
			7,131,698
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 5.00%, 3/1/21		$150,000	162,960
AT&T, Inc., 3.60%, 2/17/23		90,000	92,848
AT&T, Inc., 4.45%, 4/1/24		50,000	53,595
AT&T, Inc., 3.40%, 5/15/25		90,000	89,551
AT&T, Inc., 3.90%, 8/14/27		120,000	121,503
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	123,461
AT&T, Inc., 6.55%, 2/15/39		$171,000	204,858
AT&T, Inc., 4.75%, 5/15/46		130,000	125,018
AT&T, Inc., 5.15%, 2/14/50		150,000	151,848
British Telecommunications plc, 5.95%, 1/15/18		230,000	233,633
CenturyLink, Inc., 5.625%, 4/1/20		50,000	52,125
CenturyLink, Inc., Series T, 5.80%, 3/15/22		10,000	9,975
Cincinnati Bell, Inc., 7.00%, 7/15/24(3)		40,000	39,700
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	50,000	64,535
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)		$170,000	174,005
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	48,466
Frontier Communications Corp., 8.50%, 4/15/20		$8,000	7,930
Frontier Communications Corp., 10.50%, 9/15/22		85,000	76,712
Frontier Communications Corp., 11.00%, 9/15/25		35,000	30,713
Hughes Satellite Systems Corp., 5.25%, 8/1/26		25,000	26,313
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(3)		80,000	81,600
Level 3 Financing, Inc., 5.375%, 8/15/22		35,000	36,096
Orange SA, 4.125%, 9/14/21		120,000	129,183

Telecom Italia Capital SA, 6.375%, 11/15/33		45,000	51,637
Telefonica Europe BV, VRN, 5.875%, 3/31/24(11)	EUR	100,000	136,260
Verizon Communications, Inc., 3.65%, 9/14/18		$38,000	38,798
Verizon Communications, Inc., 2.45%, 11/1/22		10,000	9,913
Verizon Communications, Inc., 2.625%, 8/15/26		60,000	56,339
Verizon Communications, Inc., 4.125%, 3/16/27		30,000	31,220
Verizon Communications, Inc., 4.40%, 11/1/34		40,000	40,160
Verizon Communications, Inc., 4.75%, 11/1/41		15,000	14,872
Verizon Communications, Inc., 4.86%, 8/21/46		57,000	56,929
Verizon Communications, Inc., 5.01%, 8/21/54		107,000	105,990
Windstream Services LLC, 7.75%, 10/15/20		40,000	35,600
			2,714,346
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21		10,000	9,550
Ensco plc, 8.00%, 1/31/24		17,000	15,385
Halliburton Co., 3.80%, 11/15/25		120,000	124,184
Noble Holding International Ltd., 7.75%, 1/15/24		45,000	34,987
SESI LLC, 6.375%, 5/1/19		10,000	10,014
Transocean, Inc., 9.00%, 7/15/23(3)		35,000	37,450
Weatherford International Ltd., 7.75%, 6/15/21		10,000	10,037
Weatherford International Ltd., 4.50%, 4/15/22		50,000	44,875
			286,482
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		40,000	43,344
American Tower Corp., 3.375%, 10/15/26		150,000	149,051
Boston Properties LP, 3.65%, 2/1/26		60,000	62,016
CoreCivic, Inc., 4.125%, 4/1/20		15,000	15,412
Crown Castle International Corp., 5.25%, 1/15/23		10,000	11,167
Crown Castle International Corp., 4.45%, 2/15/26		80,000	85,743
Equinix, Inc., 5.375%, 4/1/23		15,000	15,712
Essex Portfolio LP, 3.625%, 8/15/22		90,000	93,563
Essex Portfolio LP, 3.25%, 5/1/23		30,000	30,490
Hospitality Properties Trust, 4.65%, 3/15/24		60,000	63,496
Kilroy Realty LP, 3.80%, 1/15/23		110,000	114,346
Kilroy Realty LP, 4.375%, 10/1/25		30,000	31,914
Kimco Realty Corp., 2.80%, 10/1/26		80,000	76,173
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		20,000	21,850
Simon Property Group LP, 3.25%, 11/30/26		50,000	50,759
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 7.125%, 12/15/24(3)		10,000	9,329
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23		50,000	49,105
Welltower, Inc., 3.75%, 3/15/23		100,000	105,372
			1,028,842
Financial Services†
PetSmart, Inc., 7.125%, 3/15/23(3)		60,000	49,050
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(3)		45,000	51,469
			100,519
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24		45,000	43,177
CVS Health Corp., 3.50%, 7/20/22		110,000	115,151
CVS Health Corp., 5.125%, 7/20/45		60,000	69,420
Horizon Pharma, Inc., 6.625%, 5/1/23		20,000	19,500
Kroger Co. (The), 3.30%, 1/15/21		170,000	175,128
Kroger Co. (The), 3.875%, 10/15/46		50,000	44,454

Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(3)		200,000	198,481
Rite Aid Corp., 6.125%, 4/1/23(3)		60,000	59,175
SUPERVALU, Inc., 6.75%, 6/1/21		10,000	9,700
Sysco Corp., 3.30%, 7/15/26		40,000	40,547
Target Corp., 2.50%, 4/15/26		100,000	96,102
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	72,297
Wal-Mart Stores, Inc., 2.55%, 4/11/23		$150,000	152,983
Wal-Mart Stores, Inc., 5.625%, 4/1/40		120,000	155,312
			1,251,427
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		20,000	20,600
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(3)		30,000	30,375
Kraft Heinz Foods Co., 3.95%, 7/15/25		50,000	51,746
Kraft Heinz Foods Co., 5.20%, 7/15/45		70,000	76,252
Kraft Heinz Foods Co., 4.375%, 6/1/46		50,000	48,985
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)		70,000	72,537
Nature's Bounty Co. (The), 7.625%, 5/15/21(3)		15,000	16,050
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)		70,000	72,538
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21		25,000	25,500
Post Holdings, Inc., 5.00%, 8/15/26(3)		100,000	100,250
			514,833
Gas Utilities — 0.5%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22		25,000	26,625
Boardwalk Pipelines LP, 4.45%, 7/15/27		40,000	41,161
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24		20,000	22,850
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		10,000	10,788
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27(3)		20,000	20,750
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		25,000	25,406
Enbridge Energy Partners LP, 6.50%, 4/15/18		130,000	133,591
Enbridge, Inc., 4.00%, 10/1/23		70,000	73,949
Enbridge, Inc., 4.50%, 6/10/44		60,000	60,810
Energy Transfer Equity LP, 5.875%, 1/15/24		25,000	27,062
Energy Transfer Equity LP, 5.50%, 6/1/27		15,000	16,050
Energy Transfer LP, 4.15%, 10/1/20		110,000	114,869
Energy Transfer LP, 3.60%, 2/1/23		110,000	111,710
Energy Transfer LP, 6.50%, 2/1/42		80,000	89,997
Enterprise Products Operating LLC, 4.85%, 3/15/44		220,000	235,255
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22		35,000	35,612
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		10,000	9,450
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		200,000	230,376
Magellan Midstream Partners LP, 6.55%, 7/15/19		100,000	108,074
MPLX LP, 4.875%, 12/1/24		25,000	26,957
MPLX LP, 4.875%, 6/1/25		160,000	171,678
MPLX LP, 5.20%, 3/1/47		20,000	20,702
ONEOK, Inc., 4.00%, 7/13/27		50,000	50,683
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		160,000	162,014
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23		25,000	25,875
Rockies Express Pipeline LLC, 5.625%, 4/15/20(3)		35,000	37,012
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		220,000	243,268
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		170,000	171,441
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23		35,000	34,912
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25(3)		20,000	20,625
TransCanada PipeLines Ltd., 2.50%, 8/1/22		19,000	19,146

Williams Cos., Inc. (The), 3.70%, 1/15/23	80,000	79,800
Williams Cos., Inc. (The), 4.55%, 6/24/24	60,000	61,650
Williams Partners LP, 4.125%, 11/15/20	20,000	20,998
Williams Partners LP, 5.10%, 9/15/45	90,000	94,383
		2,635,529
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 2.00%, 9/15/18	40,000	40,140
Abbott Laboratories, 3.75%, 11/30/26	120,000	124,481
Alere, Inc., 6.50%, 6/15/20	20,000	20,350
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	124,171
Becton Dickinson and Co., 3.70%, 6/6/27	50,000	50,725
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(3)	70,000	67,375
Medtronic, Inc., 2.50%, 3/15/20	70,000	71,234
Medtronic, Inc., 3.50%, 3/15/25	12,000	12,661
Medtronic, Inc., 4.375%, 3/15/35	190,000	210,604
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	93,000	97,540
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	35,000	36,432
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	60,000	71,146
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	60,000	60,753
		987,612
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	10,000	10,363
Aetna, Inc., 2.75%, 11/15/22	90,000	91,496
Centene Corp., 5.625%, 2/15/21	25,000	26,062
Centene Corp., 6.125%, 2/15/24	35,000	37,756
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	20,000	20,075
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	50,000	41,687
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	20,000	20,225
DaVita, Inc., 5.125%, 7/15/24	25,000	25,562
DaVita, Inc., 5.00%, 5/1/25	10,000	10,163
Envision Healthcare Corp., 5.625%, 7/15/22	25,000	26,016
Express Scripts Holding Co., 3.40%, 3/1/27	190,000	189,244
HCA, Inc., 3.75%, 3/15/19	250,000	255,000
HCA, Inc., 4.75%, 5/1/23	80,000	84,584
HCA, Inc., 5.375%, 2/1/25	70,000	74,025
HCA, Inc., 4.50%, 2/15/27	15,000	15,281
HealthSouth Corp., 5.75%, 11/1/24	15,000	15,488
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	40,000	40,020
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)	30,000	31,536
Kindred Healthcare, Inc., 8.00%, 1/15/20	30,000	29,925
Mylan NV, 3.95%, 6/15/26	70,000	71,441
NYU Hospitals Center, 4.43%, 7/1/42	70,000	75,176
Tenet Healthcare Corp., 6.00%, 10/1/20	25,000	26,680
Tenet Healthcare Corp., 4.50%, 4/1/21	10,000	10,250
Tenet Healthcare Corp., 8.125%, 4/1/22	35,000	36,837
Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	39,784
Tenet Healthcare Corp., 5.125%, 5/1/25(3)	50,000	50,435
Tenet Healthcare Corp., 7.00%, 8/1/25(3)	30,000	29,517
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	123,235
UnitedHealth Group, Inc., 3.75%, 7/15/25	50,000	53,299
UnitedHealth Group, Inc., 4.25%, 3/15/43	80,000	86,531
Universal Health Services, Inc., 5.00%, 6/1/26(3)	20,000	21,175
		1,668,868

Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(3)	50,000	51,235
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(3)	20,000	20,672
Aramark Services, Inc., 5.125%, 1/15/24	15,000	15,975
Aramark Services, Inc., 5.00%, 4/1/25(3)	40,000	42,312
Boyd Gaming Corp., 6.875%, 5/15/23	10,000	10,788
Boyd Gaming Corp., 6.375%, 4/1/26	25,000	27,219
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties Finance, Inc., 8.00%, 10/1/20	35,000	35,962
Eldorado Resorts, Inc., 7.00%, 8/1/23	25,000	26,969
FelCor Lodging LP, 5.625%, 3/1/23	10,000	10,425
Golden Nugget, Inc., 8.50%, 12/1/21(3)	35,000	36,750
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	110,000	113,058
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	20,000	20,948
International Game Technology plc, 6.25%, 2/15/22(3)	25,000	27,687
International Game Technology plc, 6.50%, 2/15/25(3)	35,000	39,462
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(3)	20,000	20,850
McDonald's Corp., MTN, 3.375%, 5/26/25	60,000	62,237
McDonald's Corp., MTN, 4.70%, 12/9/35	40,000	44,913
MGM Resorts International, 5.25%, 3/31/20	20,000	21,150
MGM Resorts International, 6.00%, 3/15/23	30,000	33,225
MGM Resorts International, 4.625%, 9/1/26	10,000	10,225
Penn National Gaming, Inc., 5.625%, 1/15/27(3)	35,000	36,400
Pinnacle Entertainment, Inc., 5.625%, 5/1/24	15,000	15,488
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(3)	10,000	10,125
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	60,000	66,927
Scientific Games International, Inc., 6.25%, 9/1/20	15,000	15,150
Scientific Games International, Inc., 7.00%, 1/1/22(3)	40,000	42,800
Scientific Games International, Inc., 10.00%, 12/1/22	20,000	22,325
Station Casinos LLC, 7.50%, 3/1/21	17,000	17,680
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)	30,000	31,350
Yum! Brands, Inc., 3.75%, 11/1/21	25,000	25,781
		956,088
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	25,000	26,437
Beazer Homes USA, Inc., 6.75%, 3/15/25	30,000	31,725
KB Home, 7.00%, 12/15/21	15,000	16,838
Lennar Corp., 4.75%, 4/1/21	30,000	31,762
Lennar Corp., 4.50%, 4/30/24	40,000	41,500
Meritage Homes Corp., 5.125%, 6/6/27(3)	40,000	39,950
Newell Brands, Inc., 4.20%, 4/1/26	50,000	53,362
Newell Brands, Inc., 5.50%, 4/1/46	60,000	71,974
PulteGroup, Inc., 5.50%, 3/1/26	20,000	21,575
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(3)	20,000	20,575
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(3)	55,000	58,231
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	40,000	42,700
William Lyon Homes, Inc., 5.875%, 1/31/25	25,000	25,750
		482,379
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(3)	25,000	26,313
Spectrum Brands, Inc., 5.75%, 7/15/25	40,000	42,750
		69,063
Industrial Conglomerates — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(3)	25,000	28,461

FedEx Corp., 4.40%, 1/15/47		40,000	41,199
General Electric Co., 2.70%, 10/9/22		90,000	92,189
General Electric Co., 4.125%, 10/9/42		60,000	63,643
General Electric Co., MTN, 5.625%, 9/15/17		51,000	51,055
General Electric Co., MTN, 4.375%, 9/16/20		154,000	165,737
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(3)		50,000	51,875
			494,159
Insurance — 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	162,446
American International Group, Inc., 4.125%, 2/15/24		240,000	256,868
American International Group, Inc., 4.50%, 7/16/44		70,000	73,219
Assicurazioni Generali SpA, VRN, 6.42%, 2/8/22(11)	GBP	50,000	70,804
AXA SA, 7.125%, 12/15/20	GBP	110,000	168,320
AXA SA, MTN, VRN, 3.375%, 7/6/27(11)	EUR	200,000	261,511
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$90,000	93,816
Berkshire Hathaway, Inc., 2.75%, 3/15/23		50,000	51,184
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	123,069
Chubb INA Holdings, Inc., 3.15%, 3/15/25		120,000	123,064
Chubb INA Holdings, Inc., 3.35%, 5/3/26		60,000	62,196
CNP Assurances, VRN, 4.00%, 11/18/24(11)	EUR	100,000	128,556
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25(11)	EUR	100,000	128,632
Fiore Capital LLC, VRDN, 1.19%, 9/7/17, resets weekly off the remarketing agent		$1,500,000	1,500,000
Genworth Holdings, Inc., 7.625%, 9/24/21		20,000	19,636
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		30,000	37,855
International Lease Finance Corp., 3.875%, 4/15/18		120,000	121,373
Markel Corp., 4.90%, 7/1/22		120,000	131,903
Markel Corp., 3.625%, 3/30/23		30,000	31,216
MetLife, Inc., 4.125%, 8/13/42		9,000	9,259
MetLife, Inc., 4.875%, 11/13/43		70,000	81,024
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		100,000	102,782
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	51,959
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		12,000	13,121
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		130,000	160,823
Voya Financial, Inc., 5.70%, 7/15/43		110,000	130,992
WR Berkley Corp., 4.625%, 3/15/22		80,000	87,263
WR Berkley Corp., 4.75%, 8/1/44		50,000	53,250
			4,236,141
Internet and Direct Marketing Retail†
Amazon.com, Inc., 3.15%, 8/22/27(3)		160,000	163,225
Amazon.com, Inc., 3.875%, 8/22/37(3)		40,000	41,142
			204,367
Internet Software and Services†
Netflix, Inc., 5.75%, 3/1/24		35,000	37,581
VeriSign, Inc., 4.625%, 5/1/23		10,000	10,338
			47,919
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23		25,000	26,094
Fidelity National Information Services, Inc., 3.00%, 8/15/26		90,000	88,770
First Data Corp., 7.00%, 12/1/23(3)		55,000	59,400
First Data Corp., 5.00%, 1/15/24(3)		85,000	88,719
First Data Corp., 5.75%, 1/15/24(3)		5,000	5,276
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		170,000	176,515
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		50,000	53,163

International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	125,921
			623,858
Machinery†
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(3)		$25,000	27,360
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		16,000	16,413
CNH Industrial Capital LLC, 3.375%, 7/15/19		25,000	25,406
			69,179
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21		40,000	41,000
Media — 0.7%
21st Century Fox America, Inc., 3.70%, 10/15/25		30,000	31,354
21st Century Fox America, Inc., 6.90%, 8/15/39		70,000	95,071
21st Century Fox America, Inc., 4.75%, 9/15/44		12,000	12,948
21st Century Fox America, Inc., 4.75%, 11/15/46		20,000	21,756
Altice Financing SA, 6.625%, 2/15/23(3)		70,000	74,200
Altice Financing SA, 7.50%, 5/15/26(3)		35,000	38,419
Altice US Finance I Corp., 5.50%, 5/15/26(3)		25,000	26,516
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25		25,000	23,875
AMC Networks, Inc., 4.75%, 8/1/25		30,000	30,150
CBS Corp., 3.50%, 1/15/25		80,000	81,783
CBS Corp., 4.85%, 7/1/42		50,000	52,645
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		170,000	175,525
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)		75,000	79,477
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(3)		15,000	15,488
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		290,000	311,173
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		20,000	23,081
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20		45,000	45,000
Comcast Corp., 6.40%, 5/15/38		110,000	146,164
Comcast Corp., 4.75%, 3/1/44		120,000	132,728
CSC Holdings LLC, 6.75%, 11/15/21		45,000	49,851
CSC Holdings LLC, 10.125%, 1/15/23(3)		5,000	5,805
CSC Holdings LLC, 6.625%, 10/15/25(3)		50,000	54,875
CSC Holdings LLC, 5.50%, 4/15/27(3)		20,000	20,950
Discovery Communications LLC, 5.625%, 8/15/19		80,000	85,154
Discovery Communications LLC, 4.90%, 3/11/26		100,000	107,132
DISH DBS Corp., 6.75%, 6/1/21		25,000	27,656
DISH DBS Corp., 5.00%, 3/15/23		15,000	15,530
DISH DBS Corp., 5.875%, 11/15/24		55,000	59,537
Gray Television, Inc., 5.125%, 10/15/24(3)		25,000	25,406
Gray Television, Inc., 5.875%, 7/15/26(3)		40,000	41,300
Lamar Media Corp., 5.00%, 5/1/23		30,000	31,200
Lamar Media Corp., 5.375%, 1/15/24		100,000	105,375
NBCUniversal Media LLC, 4.375%, 4/1/21		140,000	151,589
NBCUniversal Media LLC, 2.875%, 1/15/23		60,000	61,395
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(3)		25,000	25,937
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)		120,000	124,500
Omnicom Group, Inc., 3.60%, 4/15/26		130,000	132,517
Regal Entertainment Group, 5.75%, 3/15/22		30,000	31,197
RR Donnelley & Sons Co., 6.00%, 4/1/24		25,000	23,781
SFR Group SA, 6.00%, 5/15/22(3)		35,000	36,794
SFR Group SA, 7.375%, 5/1/26(3)		35,000	37,932
Sirius XM Radio, Inc., 4.625%, 5/15/23(3)		15,000	15,488
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)		50,000	52,980

TEGNA, Inc., 5.50%, 9/15/24(3)		30,000	31,687
Time Warner Cable LLC, 4.50%, 9/15/42		110,000	101,941
Time Warner, Inc., 3.60%, 7/15/25		50,000	50,638
Time Warner, Inc., 3.80%, 2/15/27		100,000	100,872
Time Warner, Inc., 5.35%, 12/15/43		50,000	54,473
Univision Communications, Inc., 5.125%, 2/15/25(3)		45,000	45,337
Viacom, Inc., 3.125%, 6/15/22		60,000	60,025
Viacom, Inc., 4.25%, 9/1/23		80,000	83,001
Virgin Media Secured Finance plc, 5.25%, 1/15/26(3)		60,000	62,775
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		12,000	12,137
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		30,000	31,902
Wind Acquisition Finance SA, 4.75%, 7/15/20(3)		25,000	25,375
Wind Acquisition Finance SA, 7.375%, 4/23/21(3)		25,000	26,009
WMG Acquisition Corp., 5.625%, 4/15/22(3)		16,000	16,720
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	134,693
			3,578,819
Metals and Mining — 0.2%
AK Steel Corp., 7.00%, 3/15/27		$15,000	15,338
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)		20,000	22,050
Aleris International, Inc., 9.50%, 4/1/21(3)		10,000	10,675
Allegheny Technologies, Inc., 5.95%, 1/15/21		35,000	35,787
ArcelorMittal, 6.00%, 3/1/21		60,000	65,850
Arconic, Inc., 5.125%, 10/1/24		50,000	53,250
Barrick North America Finance LLC, 5.75%, 5/1/43		30,000	37,219
Cleveland-Cliffs, Inc., 5.75%, 3/1/25(3)		30,000	29,450
Freeport-McMoRan, Inc., 3.55%, 3/1/22		55,000	54,209
Freeport-McMoRan, Inc., 3.875%, 3/15/23		5,000	4,975
Freeport-McMoRan, Inc., 5.40%, 11/14/34		40,000	38,700
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)		70,000	75,896
Kinross Gold Corp., 5.125%, 9/1/21		10,000	10,676
Lundin Mining Corp., 7.875%, 11/1/22(3)		20,000	21,900
Novelis Corp., 5.875%, 9/30/26(3)		45,000	47,025
Steel Dynamics, Inc., 5.25%, 4/15/23		30,000	31,200
Steel Dynamics, Inc., 5.00%, 12/15/26		50,000	53,000
Teck Resources Ltd., 4.75%, 1/15/22		45,000	47,421
United States Steel Corp., 7.375%, 4/1/20		25,000	27,406
Vale Overseas Ltd., 6.25%, 8/10/26		86,000	97,696
			779,723
Mortgage Real Estate Investment Trusts (REITs)†
iStar, Inc., 5.00%, 7/1/19		25,000	25,370
Multi-Utilities — 0.5%
AES Corp., 4.875%, 5/15/23		65,000	66,788
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24		60,000	62,550
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		25,000	25,625
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		20,000	20,300
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	83,518
Calpine Corp., 5.375%, 1/15/23		25,000	23,875
Calpine Corp., 5.75%, 1/15/25		55,000	50,875
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		60,000	63,238
Dominion Energy, Inc., 6.40%, 6/15/18		190,000	196,921
Dominion Energy, Inc., 2.75%, 9/15/22		80,000	80,782
Dominion Energy, Inc., 3.625%, 12/1/24		80,000	83,653
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	78,954

Duke Energy Florida LLC, 6.35%, 9/15/37		170,000	236,744
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	82,459
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	9,768
Dynegy, Inc., 7.375%, 11/1/22		50,000	51,875
Exelon Corp., 5.15%, 12/1/20		120,000	130,247
Exelon Corp., 4.45%, 4/15/46		30,000	31,935
Exelon Generation Co. LLC, 4.25%, 6/15/22		60,000	63,936
Exelon Generation Co. LLC, 5.60%, 6/15/42		40,000	41,893
FirstEnergy Corp., 4.25%, 3/15/23		120,000	127,488
FirstEnergy Corp., 4.85%, 7/15/47		30,000	31,419
Georgia Power Co., 4.30%, 3/15/42		50,000	53,018
MidAmerican Energy Co., 4.40%, 10/15/44		100,000	112,514
NiSource Finance Corp., 5.65%, 2/1/45		70,000	87,308
NRG Energy, Inc., 6.25%, 7/15/22		75,000	78,938
Pacific Gas & Electric Co., 4.00%, 12/1/46		75,000	78,969
Potomac Electric Power Co., 3.60%, 3/15/24		70,000	74,343
Progress Energy, Inc., 3.15%, 4/1/22		60,000	61,574
Sempra Energy, 2.875%, 10/1/22		130,000	131,693
Sempra Energy, 3.25%, 6/15/27		80,000	79,971
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		30,000	29,733
Southern Power Co., 5.15%, 9/15/41		40,000	43,732
Southwestern Public Service Co., 3.70%, 8/15/47		30,000	30,425
SSE plc, VRN, 2.375%, 4/1/21(11)	EUR	100,000	121,755
Talen Energy Supply LLC, 4.625%, 7/15/19(3)		$7,000	6,895
Xcel Energy, Inc., 3.35%, 12/1/26		40,000	41,141
			2,676,852
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20		25,000	24,832
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		120,000	113,386
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(3)		20,000	10,350
			148,568
Oil, Gas and Consumable Fuels — 0.7%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(3)		20,000	21,550
Anadarko Petroleum Corp., 5.55%, 3/15/26		40,000	44,725
Anadarko Petroleum Corp., 6.45%, 9/15/36		60,000	70,321
Antero Resources Corp., 5.125%, 12/1/22		95,000	95,713
Antero Resources Corp., 5.00%, 3/1/25		80,000	78,800
Apache Corp., 4.75%, 4/15/43		50,000	49,643
BP Capital Markets plc, 4.50%, 10/1/20		40,000	43,076
BP Capital Markets plc, 2.75%, 5/10/23		100,000	100,865
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		25,000	24,125
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		35,000	35,613
Cenovus Energy, Inc., 4.25%, 4/15/27(3)		40,000	38,686
Cenovus Energy, Inc., 6.75%, 11/15/39		20,000	21,677
Chesapeake Energy Corp., 8.00%, 12/15/22(3)		22,000	22,825
Chesapeake Energy Corp., 8.00%, 1/15/25(3)		30,000	29,025
Chevron Corp., 2.10%, 5/16/21		100,000	100,720
Cimarex Energy Co., 4.375%, 6/1/24		100,000	106,195
Concho Resources, Inc., 5.50%, 4/1/23		55,000	56,684
Concho Resources, Inc., 4.375%, 1/15/25		120,000	125,400
ConocoPhillips Holding Co., 6.95%, 4/15/29		40,000	52,323
CONSOL Energy, Inc., 5.875%, 4/15/22		50,000	50,250
Continental Resources, Inc., 3.80%, 6/1/24		110,000	102,850

Continental Resources, Inc., 4.90%, 6/1/44		15,000	12,759
Denbury Resources, Inc., 4.625%, 7/15/23		15,000	6,675
Diamondback Energy, Inc., 4.75%, 11/1/24		25,000	25,188
Ecopetrol SA, 5.875%, 5/28/45		50,000	48,843
Encana Corp., 6.50%, 2/1/38		50,000	58,181
EOG Resources, Inc., 5.625%, 6/1/19		210,000	223,544
EOG Resources, Inc., 4.10%, 2/1/21		70,000	74,122
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20		20,000	14,825
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)		20,000	19,650
Exxon Mobil Corp., 2.71%, 3/6/25		140,000	142,431
Exxon Mobil Corp., 3.04%, 3/1/26		50,000	51,513
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21		30,000	28,725
Gulfport Energy Corp., 6.00%, 10/15/24(3)		15,000	14,775
Gulfport Energy Corp., 6.375%, 5/15/25(3)		15,000	14,813
Halcon Resources Corp., 6.75%, 2/15/25(3)		30,000	30,300
Hess Corp., 6.00%, 1/15/40		80,000	82,493
Marathon Oil Corp., 3.85%, 6/1/25		50,000	49,683
Marathon Oil Corp., 5.20%, 6/1/45		40,000	39,143
MEG Energy Corp., 6.50%, 1/15/25(3)		25,000	23,313
Murphy Oil Corp., 4.70%, 12/1/22		20,000	19,724
Newfield Exploration Co., 5.75%, 1/30/22		150,000	159,000
Noble Energy, Inc., 4.15%, 12/15/21		120,000	127,190
Oasis Petroleum, Inc., 6.875%, 3/15/22		40,000	39,200
Occidental Petroleum Corp., 4.625%, 6/15/45		20,000	21,857
Phillips 66, 4.30%, 4/1/22		160,000	172,249
QEP Resources, Inc., 5.375%, 10/1/22		50,000	48,375
Range Resources Corp., 5.00%, 8/15/22(3)		45,000	44,550
Sanchez Energy Corp., 7.75%, 6/15/21		15,000	13,050
Sanchez Energy Corp., 6.125%, 1/15/23		20,000	15,350
Shell International Finance BV, 2.375%, 8/21/22		100,000	101,020
Shell International Finance BV, 3.625%, 8/21/42		120,000	115,384
Shell International Finance BV, 4.55%, 8/12/43		6,000	6,590
SM Energy Co., 5.00%, 1/15/24		25,000	22,375
Southwestern Energy Co., 6.70%, 1/23/25		15,000	14,700
Statoil ASA, 3.95%, 5/15/43		102,000	103,602
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		50,000	49,500
Suncor Energy, Inc., 6.50%, 6/15/38		20,000	26,060
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20		25,000	25,764
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23		19,000	20,116
Total Capital Canada Ltd., 2.75%, 7/15/23		10,000	10,226
TOTAL SA, MTN, VRN, 2.25%, 2/26/21(11)	EUR	100,000	121,858
Whiting Petroleum Corp., 5.75%, 3/15/21		$45,000	42,413
WPX Energy, Inc., 6.00%, 1/15/22		35,000	36,269
			3,588,464
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47		80,000	81,629
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.70%, 5/14/45		10,000	10,864
Actavis, Inc., 3.25%, 10/1/22		190,000	195,235
Allergan Funding SCS, 3.85%, 6/15/24		80,000	84,519
Allergan Funding SCS, 4.55%, 3/15/35		80,000	86,023
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(3)		80,000	67,400
Merck & Co., Inc., 2.40%, 9/15/22		110,000	112,033

Quintiles IMS, Inc., 4.875%, 5/15/23(3)	30,000	31,350
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	80,000	79,502
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(3)	30,000	29,859
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(3)	65,000	54,925
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(3)	15,000	15,956
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(3)	85,000	72,038
		839,704
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(3)	10,000	9,677
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(3)	20,000	20,675
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	142,000	148,379
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	90,000	105,725
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	16,000	17,466
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	40,000	42,186
CSX Corp., 3.40%, 8/1/24	110,000	113,994
CSX Corp., 3.25%, 6/1/27	50,000	50,273
Norfolk Southern Corp., 5.75%, 4/1/18	17,000	17,400
Norfolk Southern Corp., 3.25%, 12/1/21	90,000	93,580
Union Pacific Corp., 4.00%, 2/1/21	60,000	63,928
Union Pacific Corp., 4.75%, 9/15/41	120,000	137,423
		790,354
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	16,000	18,080
Intel Corp., 3.15%, 5/11/27	80,000	81,755
Lam Research Corp., 2.80%, 6/15/21	110,000	112,170
Micron Technology, Inc., 5.25%, 8/1/23(3)	10,000	10,462
Micron Technology, Inc., 5.50%, 2/1/25	10,000	10,612
QUALCOMM, Inc., 3.25%, 5/20/27	80,000	81,238
		314,317
Software — 0.2%
IMS Health, Inc., 5.00%, 10/15/26(3)	10,000	10,500
Infor US, Inc., 6.50%, 5/15/22	60,000	61,500
Microsoft Corp., 2.70%, 2/12/25	210,000	212,517
Microsoft Corp., 3.125%, 11/3/25	60,000	62,136
Microsoft Corp., 3.45%, 8/8/36	50,000	50,497
Microsoft Corp., 4.25%, 2/6/47	160,000	176,734
Oracle Corp., 2.50%, 10/15/22	200,000	202,779
Oracle Corp., 3.625%, 7/15/23	60,000	64,215
Oracle Corp., 2.65%, 7/15/26	180,000	177,129
Oracle Corp., 4.30%, 7/8/34	20,000	21,991
Oracle Corp., 4.00%, 7/15/46	70,000	72,212
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)	25,000	26,594
		1,138,804
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	45,000	46,575
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(3)	15,000	15,094
Herc Rentals, Inc., 7.50%, 6/1/22(3)	20,000	22,000
Hertz Corp. (The), 6.25%, 10/15/22	40,000	37,400
Home Depot, Inc. (The), 3.75%, 2/15/24	70,000	75,083
Home Depot, Inc. (The), 5.95%, 4/1/41	180,000	240,120
Lowe's Cos., Inc., 3.10%, 5/3/27	80,000	80,800

Michaels Stores, Inc., 5.875%, 12/15/20(3)		30,000	30,712
Party City Holdings, Inc., 6.125%, 8/15/23(3)		25,000	26,250
PetSmart, Inc., 5.875%, 6/1/25(3)		10,000	8,975
Sonic Automotive, Inc., 5.00%, 5/15/23		25,000	24,437
United Rentals North America, Inc., 4.625%, 7/15/23		105,000	110,021
United Rentals North America, Inc., 5.50%, 7/15/25		45,000	48,319
United Rentals North America, Inc., 5.50%, 5/15/27		15,000	15,938
			781,724
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.85%, 5/6/21		100,000	103,320
Apple, Inc., 3.00%, 2/9/24		30,000	30,875
Apple, Inc., 2.50%, 2/9/25		220,000	217,528
Apple, Inc., 3.20%, 5/11/27		100,000	102,385
CommScope Technologies LLC, 6.00%, 6/15/25(3)		50,000	53,375
Dell International LLC / EMC Corp., 7.125%, 6/15/24(3)		60,000	66,494
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)		280,000	313,101
Dell, Inc., 5.875%, 6/15/19		25,000	26,486
NCR Corp., 5.00%, 7/15/22		20,000	20,500
Seagate HDD Cayman, 4.75%, 6/1/23		90,000	90,864
Western Digital Corp., 10.50%, 4/1/24		30,000	35,662
			1,060,590
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)		65,000	67,925
L Brands, Inc., 5.625%, 2/15/22		40,000	42,450
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22		40,000	35,700
			146,075
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22		132,000	135,200
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 6.00%, 11/15/22		20,000	21,325
Sprint Corp., 7.25%, 9/15/21		85,000	93,925
Sprint Corp., 7.875%, 9/15/23		35,000	40,080
Sprint Corp., 7.125%, 6/15/24		70,000	77,087
T-Mobile USA, Inc., 6.625%, 4/1/23		55,000	58,094
T-Mobile USA, Inc., 6.375%, 3/1/25		30,000	32,381
T-Mobile USA, Inc., 6.50%, 1/15/26		10,000	11,100
			333,992
TOTAL CORPORATE BONDS (Cost $61,467,279)			63,888,147
SOVEREIGN GOVERNMENTS AND AGENCIES — 8.1%
Australia — 0.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,064,000	862,255
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	224,734
			1,086,989
Austria — 0.1%
Republic of Austria Government Bond, 3.50%, 9/15/21(3)	EUR	150,000	206,923
Republic of Austria Government Bond, 0.75%, 10/20/26(3)	EUR	181,000	220,802
Republic of Austria Government Bond, 4.15%, 3/15/37(3)	EUR	87,000	158,596
			586,321
Belgium — 0.1%
Kingdom of Belgium Government Bond, 3.00%, 9/28/19	EUR	50,000	63,963
Kingdom of Belgium Government Bond, 4.25%, 9/28/22	EUR	110,000	160,923
Kingdom of Belgium Government Bond, 2.25%, 6/22/23	EUR	312,000	421,869

Kingdom of Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	62,000	114,725
			761,480
Canada — 0.8%
Canadian Government Bond, 3.75%, 6/1/19	CAD	348,000	290,576
Canadian Government Bond, 0.75%, 9/1/21	CAD	2,300,000	1,794,304
Canadian Government Bond, 4.00%, 6/1/41	CAD	240,000	252,890
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	437,000	369,992
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	699,000	579,531
Province of Quebec Canada, 3.00%, 9/1/23	CAD	410,000	343,969
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	363,693
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	34,944
Province of Quebec Canada, 3.50%, 12/1/48	CAD	121,000	104,807
			4,134,706
Colombia — 0.1%
Colombia Government International Bond, 7.375%, 9/18/37		$200,000	266,000
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,100,000	118,609
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	902,000	144,551
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	70,720
			215,271
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	181,000	279,072
France — 0.5%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	1,180,000	1,560,229
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	202,000	365,769
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	371,000	599,132
			2,525,130
Germany — 0.6%
Bundesobligation, 0.00%, 10/8/21(4)	EUR	76,000	92,324
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	8,000	9,898
Bundesrepublik Deutschland, 0.00%, 8/15/26(4)	EUR	853,000	996,587
Bundesrepublik Deutschland, 0.25%, 2/15/27	EUR	828,000	982,404
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	181,000	315,629
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	156,000	331,128
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	188,000	296,984
			3,024,954
Hungary†
Hungary Government Bond, 6.75%, 10/22/28	HUF	9,200,000	47,832
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	235,000	337,120
Italy — 0.7%
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	1,589,000	1,896,843
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,038,000	1,258,104
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	334,000	510,747
			3,665,694
Japan — 2.6%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	348,850,000	3,330,706
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	203,500,000	1,951,616
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	162,950,000	1,999,245
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	152,300,000	1,790,770
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	54,250,000	570,667

Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	376,850,000	4,100,896
			13,743,900
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	955,000	223,813
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	431,466
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	423,560
			855,026
Netherlands — 0.2%
Netherlands Government Bond, 0.00%, 1/15/22(3)(4)	EUR	193,000	233,654
Netherlands Government Bond, 0.50%, 7/15/26(3)	EUR	433,000	522,455
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	64,000	105,720
			861,829
New Zealand — 0.1%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	652,000	490,121
Norway — 0.8%
Norway Government Bond, 3.75%, 5/25/21(3)	NOK	28,974,000	4,127,799
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	194,479
Russia — 0.1%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	353,131
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	98,000	77,501
South Africa — 0.1%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	4,000,000	306,044
Spain — 0.3%
Spain Government Bond, 4.40%, 10/31/23(3)	EUR	265,000	387,730
Spain Government Bond, 1.60%, 4/30/25(3)	EUR	668,000	829,815
Spain Government Bond, 5.15%, 10/31/28(3)	EUR	9,000	14,533
Spain Government Bond, 5.15%, 10/31/44(3)	EUR	185,000	323,579
			1,555,657
Sweden†
Sweden Government Bond, 2.50%, 5/12/25	SEK	1,650,000	240,762
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	311,000	368,125
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	77,000	114,878
			483,003
Thailand — 0.1%
Thailand Government Bond, 3.85%, 12/12/25	THB	8,800,000	297,086
United Kingdom — 0.3%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	503,000	1,021,817
United Kingdom Gilt, 4.25%, 12/7/55	GBP	226,000	514,970
			1,536,787
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $40,108,420)			42,396,116
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 6.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(8) — 0.7%
FHLMC, VRN, 1.78%, 9/15/17		$44,680	46,033
FHLMC, VRN, 1.91%, 9/15/17		64,971	66,872
FHLMC, VRN, 2.01%, 9/15/17		91,184	94,342
FHLMC, VRN, 2.32%, 9/15/17		217,315	220,716
FHLMC, VRN, 2.38%, 9/15/17		261,690	266,565
FHLMC, VRN, 2.76%, 9/15/17		51,776	54,587
FHLMC, VRN, 3.01%, 9/15/17		213,179	224,690

FHLMC, VRN, 3.07%, 9/15/17	117,246	123,596
FHLMC, VRN, 3.52%, 9/15/17	13,806	14,655
FHLMC, VRN, 3.63%, 9/15/17	22,663	23,832
FHLMC, VRN, 3.67%, 9/15/17	45,068	47,129
FHLMC, VRN, 4.06%, 9/15/17	73,649	76,418
FHLMC, VRN, 4.27%, 9/15/17	95,856	100,214
FNMA, VRN, 2.62%, 9/25/17	128,507	131,376
FNMA, VRN, 2.71%, 9/25/17	18,095	18,590
FNMA, VRN, 2.88%, 9/25/17	98,004	102,622
FNMA, VRN, 2.92%, 9/25/17	18,047	18,692
FNMA, VRN, 2.94%, 9/25/17	103,953	107,701
FNMA, VRN, 2.94%, 9/25/17	199,685	206,994
FNMA, VRN, 2.94%, 9/25/17	157,715	163,620
FNMA, VRN, 2.94%, 9/25/17	104,234	108,137
FNMA, VRN, 3.18%, 9/25/17	197,272	203,679
FNMA, VRN, 3.20%, 9/25/17	315,566	325,127
FNMA, VRN, 3.21%, 9/25/17	97,850	100,831
FNMA, VRN, 3.26%, 9/25/17	590,607	616,006
FNMA, VRN, 3.30%, 9/25/17	41,044	43,140
FNMA, VRN, 3.32%, 9/25/17	31,493	32,844
FNMA, VRN, 3.33%, 9/25/17	78,406	81,674
FNMA, VRN, 3.61%, 9/25/17	102,471	107,039
FNMA, VRN, 3.93%, 9/25/17	97,466	101,359
		3,829,080
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 5.5%
FHLMC, 4.50%, 1/1/19	34,469	35,250
FHLMC, 8.00%, 7/1/30	2,993	3,563
FHLMC, 6.50%, 5/1/31	7,871	8,726
FHLMC, 5.50%, 12/1/33	91,759	103,011
FHLMC, 5.50%, 1/1/38	145,632	161,675
FHLMC, 6.00%, 2/1/38	172,169	194,998
FHLMC, 6.00%, 11/1/38	125,811	141,892
FHLMC, 6.50%, 7/1/47	8,352	8,949
FNMA, 3.00%, 9/13/17(6)	1,250,000	1,264,160
FNMA, 3.50%, 9/13/17(6)	4,050,000	4,196,415
FNMA, 4.00%, 9/13/17(6)	1,805,000	1,907,025
FNMA, 4.50%, 9/13/17(6)	250,000	268,926
FNMA, 5.00%, 9/1/20	67,745	69,389
FNMA, 7.00%, 6/1/26	297	332
FNMA, 7.50%, 3/1/27	159	159
FNMA, 6.50%, 6/1/29	10,488	11,625
FNMA, 7.00%, 7/1/29	944	967
FNMA, 7.00%, 3/1/30	4,838	5,274
FNMA, 7.50%, 9/1/30	3,412	4,128
FNMA, 6.50%, 9/1/31	19,756	21,906
FNMA, 7.00%, 9/1/31	8,975	9,888
FNMA, 6.50%, 1/1/32	3,843	4,261
FNMA, 5.50%, 6/1/33	72,722	81,401
FNMA, 5.50%, 8/1/33	342,731	384,015
FNMA, 5.50%, 9/1/33	92,142	103,704
FNMA, 5.00%, 11/1/33	340,960	376,414
FNMA, 5.50%, 1/1/34	312,300	349,894
FNMA, 4.50%, 9/1/35	176,463	190,548

FNMA, 5.00%, 2/1/36	299,451	330,582
FNMA, 5.50%, 4/1/36	53,048	59,399
FNMA, 5.00%, 10/1/36	26,591	29,053
FNMA, 5.50%, 12/1/36	110,491	123,328
FNMA, 5.50%, 1/1/37	342,677	382,948
FNMA, 6.50%, 8/1/37	132,686	149,408
FNMA, 5.00%, 4/1/40	618,770	677,266
FNMA, 4.00%, 1/1/41	797,500	856,883
FNMA, 5.00%, 6/1/41	510,217	557,878
FNMA, 4.50%, 7/1/41	414,525	450,392
FNMA, 4.50%, 9/1/41	321,623	348,511
FNMA, 4.50%, 9/1/41	999,248	1,084,155
FNMA, 4.00%, 12/1/41	775,072	829,802
FNMA, 4.00%, 1/1/42	468,777	497,511
FNMA, 3.50%, 5/1/42	948,494	988,266
FNMA, 3.50%, 6/1/42	598,286	624,264
FNMA, 3.00%, 11/1/42	1,145,180	1,164,535
FNMA, 3.50%, 5/1/45	740,133	769,705
FNMA, 3.50%, 2/1/46	1,741,961	1,811,800
FNMA, 6.50%, 8/1/47	16,196	17,455
FNMA, 6.50%, 9/1/47	30,900	33,211
FNMA, 6.50%, 9/1/47	1,392	1,499
FNMA, 6.50%, 9/1/47	27,493	29,562
FNMA, 6.50%, 9/1/47	7,334	7,868
GNMA, 2.50%, 9/21/17(6)	50,000	49,569
GNMA, 3.00%, 9/21/17(6)	1,100,000	1,122,773
GNMA, 3.50%, 9/21/17(6)	175,000	182,499
GNMA, 4.00%, 9/21/17(6)	1,100,000	1,159,211
GNMA, 7.00%, 1/15/24	1,294	1,381
GNMA, 8.00%, 7/15/24	4,150	4,324
GNMA, 8.00%, 9/15/24	3,199	3,385
GNMA, 9.00%, 4/20/25	651	728
GNMA, 7.00%, 9/15/25	6,582	6,773
GNMA, 7.50%, 10/15/25	4,154	4,264
GNMA, 7.50%, 2/15/26	10,040	10,995
GNMA, 8.25%, 7/15/26	25,954	26,559
GNMA, 7.00%, 12/15/27	14,202	14,341
GNMA, 6.50%, 2/15/28	5,722	6,297
GNMA, 6.50%, 3/15/28	9,077	9,984
GNMA, 6.50%, 4/15/28	1,101	1,211
GNMA, 6.00%, 10/15/28	19,131	21,642
GNMA, 7.00%, 5/15/31	7,004	8,247
GNMA, 5.50%, 11/15/32	50,418	56,675
GNMA, 6.50%, 10/15/38	584,983	694,108
GNMA, 4.50%, 5/20/41	477,100	512,168
GNMA, 4.50%, 6/15/41	257,561	280,958
GNMA, 4.00%, 12/15/41	960,158	1,016,465
GNMA, 3.50%, 6/20/42	399,603	418,894
GNMA, 3.50%, 7/20/42	304,538	318,961
GNMA, 3.50%, 4/20/45	131,523	137,389
GNMA, 2.50%, 7/20/46	177,239	175,873
GNMA, 2.50%, 8/20/46	559,961	555,647
		28,535,097

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $31,789,061)		32,364,177
MUNICIPAL SECURITIES — 3.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	152,052
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 0.86%, 9/6/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,600,000	1,600,000
Chicago Midway International Airport Rev., VRDN, 0.79%, 9/7/17, resets weekly off the remarketing agent (LOC: Bank of Montreal)	1,545,000	1,545,000
Illinois Housing Development Authority Rev., VRDN, 1.08%, 9/7/17, resets weekly off the remarketing agent (LIQ FAC: FHLB)	2,150,000	2,150,000
Kansas City Rev., VRDN, 1.20%, 9/6/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	1,040,000	1,040,000
Los Angeles Community College District GO, 6.68%, 8/1/36	10,000	14,213
Massachusetts Health & Educational Facilities Authority Rev., (Harrington Memorial Hospital, Inc.), VRDN, 0.80%, 9/6/17, resets weekly off the remarketing agent (LOC: TD Bank N.A.)	485,000	485,000
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	43,133
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	153,235
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	13,406
New York City GO, 6.27%, 12/1/37	40,000	55,563
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	129,725
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 1.25%, 9/6/17, resets weekly off the remarketing agent (LOC: FNMA)	450,000	450,000
Pasadena Public Financing Authority Rev., VRDN, 1.20%, 9/7/17, resets weekly off the remarketing agent (SBBPA: Bank of the West)	2,480,000	2,480,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	61,798
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	15,000	17,139
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 0.85%, 9/6/17, resets weekly off the remarketing agent (SBBPA: Northern Trust Company)	1,500,000	1,500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	183,789
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	180,000	234,004
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	10,000	12,197
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	97,372
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,559
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	131,388
State of California GO, 7.55%, 4/1/39	30,000	47,126
State of California GO, 7.30%, 10/1/39	55,000	82,170
State of California GO, (Building Bonds), 7.60%, 11/1/40	65,000	103,787
State of Connecticut GO, 1.42%, 3/15/18	960,000	958,349
State of Illinois GO, 5.10%, 6/1/33	65,000	64,871
State of Oregon Department of Transportation Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	91,292
State of Texas GO, 5.52%, 4/1/39	15,000	19,749
State of Washington GO, 5.14%, 8/1/40	5,000	6,296
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 1.21%, 9/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,692,000	1,692,000
Tennis for Charity, Inc. Rev., VRDN, 1.10%, 9/6/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	1,530,000	1,530,000
TOTAL MUNICIPAL SECURITIES (Cost $16,771,180)		17,152,213
COLLATERALIZED MORTGAGE OBLIGATIONS(5)(9) — 2.2%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 9/1/17(3)	144,124	148,770
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.40%, 9/1/17	572,293	557,309
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.00%, 9/1/17	243,981	241,941
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.62%, 9/1/17	154,176	147,946
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 9/1/17(3)	295,254	303,479
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 9/1/17(3)	147,351	151,997

GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.18%, 9/1/17	943,429	964,416
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.42%, 9/1/17	670,339	677,826
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 9/1/17(3)	250,693	256,647
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 9/1/17(3)	81,730	82,509
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 9/1/17(3)	153,650	158,238
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 9/1/17(3)	359,834	370,579
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 9/1/17(3)	245,786	260,305
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 9/1/17(3)	118,794	122,205
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 9/1/17(3)	193,248	198,882
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 9/1/17(3)	523,683	539,376
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 9/1/17(3)	93,642	92,773
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.97%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.74%	394,176	376,600
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 9/1/17(3)	139,372	143,552
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.06%, 9/1/17	207,989	205,138
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.20%, 9/1/17	118,824	119,792
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.13%, 9/1/17	45,663	46,466
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.26%, 9/1/17	82,363	84,853
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.33%, 9/1/17	559,646	564,463
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	31,417	31,250
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.30%, 9/1/17	89,511	87,278
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.75%, 9/1/17	82,203	82,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.26%, 9/1/17	21,621	20,581
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	196,577	195,766
		7,233,254
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.58%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.35%	50,000	50,658
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.43%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.20%	166,994	168,682
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.43%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.20%	39,293	39,690
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.03%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.80%	148,169	148,713
FHLMC, Series KF29, Class A, VRN, 1.59%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.36%	692,287	693,736
FHLMC, Series KF31, Class A, VRN, 1.60%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.37%	650,000	651,485
FHLMC, Series KF32, Class A, VRN, 1.60%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.37%	574,984	576,300
FNMA, Series 2014-C02, Class 1M2, VRN, 3.83%, 9/25/17, resets monthly off the 1-month LIBOR plus 2.60%	120,000	124,901
FNMA, Series 2014-C02, Class 2M2, VRN, 3.83%, 9/25/17, resets monthly off the 1-month LIBOR plus 2.60%	275,000	287,103
FNMA, Series 2016-C04, Class 1M1, VRN, 2.68%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.45%	198,184	200,401
FNMA, Series 2016-C04, Class 1M2, VRN, 5.48%, 9/25/17, resets monthly off the 1-month LIBOR plus 4.25%	50,000	54,541
FNMA, Series 2016-C05, Class 2M1, VRN, 2.58%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.35%	119,176	119,992
FNMA, Series 2017-C01, Class 1M1, VRN, 2.53%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.30%	240,842	242,917
FNMA, Series 2017-C01, Class 1M2, VRN, 4.78%, 9/25/17, resets monthly off the 1-month LIBOR plus 3.55%	175,000	183,103
FNMA, Series 2017-C03, Class 1M1, VRN, 2.18%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.95%	184,853	185,331
FNMA, Series 2017-C03, Class 1M2, VRN, 4.23%, 9/25/17, resets monthly off the 1-month LIBOR plus 3.00%	100,000	101,865
FNMA, Series 2017-C06, Class 1M1, VRN, 1.99%, 9/25/17, rests monthly off the 1-month LIBOR plus 0.75%	150,000	149,884
FNMA, Series 2017-C06, Class 2M1, VRN, 1.99%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.75%	150,000	150,110
		4,129,412
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,284,108)		11,362,666
ASSET-BACKED SECURITIES(5)(9) — 1.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)	613,000	614,821
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	75,000	76,445
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	268,792	271,214

Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 1.86%, 9/22/17, resets monthly off the 1-month LIBOR plus 0.62%	400,000	404,177
Colony American Homes, Series 2014-2A, Class A, VRN, 2.19%, 9/17/17, resets monthly off the 1-month LIBOR plus 0.95%(3)	189,697	190,116
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.48%, 9/17/17, resets monthly off the 1-month LIBOR plus 1.25%(3)	658,490	665,317
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	206,329	206,187
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	224,415	224,450
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(3)	250,000	251,368
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(3)	425,000	426,428
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.63%, 9/11/17, resets monthly off the 1-month LIBOR plus 0.40%(3)	26,240	26,239
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(3)	250,000	249,469
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	50,496	50,407
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	244,942	242,766
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	230,626	232,302
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	300,000	299,926
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	500,000	500,550
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.43%, 9/17/17, resets monthly off the 1-month LIBOR plus 1.20%(3)	97,286	97,397
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	171,404	171,721
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	176,194	174,737
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	450,000	452,800
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.63%, 9/17/17, resets monthly off the 1-month LIBOR plus 1.40%(3)	275,000	279,326
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 8/17/34(3)	100,000	101,244
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	212,156	214,986
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(3)	217,538	217,289
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 9/20/17(3)	27,481	27,492
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	195,470	195,284
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	164,595	164,777
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(3)	223,997	223,897
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	63,564	63,586
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 9/1/17(3)	142,523	144,310
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 9/1/17(3)	170,000	172,154
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	64,444	67,505
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	489,824	489,793
TOTAL ASSET-BACKED SECURITIES (Cost $8,151,965)		8,190,480
COMMERCIAL MORTGAGE-BACKED SECURITIES(5)(9) — 1.4%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.03%, 9/15/17, resets monthly off the 1-month LIBOR plus 0.80%(3)	450,000	450,573
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	400,000	414,413
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	425,000	442,347
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 9/1/17	375,000	407,277
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 9/1/17	425,000	456,653
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 9/1/17	108,000	116,135
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/1/17	375,000	401,347
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 9/1/17	125,000	129,575
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 9/1/17	75,000	80,649
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 9/1/17	350,000	369,160
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	500,000	517,036
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.93%, 9/15/17, resets monthly off the 1-month LIBOR plus 0.70%(3)	550,000	551,099
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	100,000	103,817

GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 9/1/17	325,000	338,744
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	400,000	395,999
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 9/10/17(3)	450,000	467,558
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	100,000	104,770
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.13%, 9/15/17, resets monthly off the 1-month LIBOR plus 0.90%(3)	850,000	850,441
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	200,000	199,995
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	100,362
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	370,000	379,297
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, 7/15/50	200,000	205,372
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,321,512)		7,482,619
COMMERCIAL PAPER(7) — 1.3%
Canadian Imperial Bank of Commerce, 1.34%, 12/1/17	950,000	949,962
Massachusetts Education Financing Authority, 1.20%, 9/6/17	600,000	600,000
Massachusetts Education Financing Authority, 1.25%, 9/6/17	1,000,000	1,000,020
State of California, 1.35%, 9/12/17	1,500,000	1,500,060
University of Texas System (The), 1.20%, 9/25/17	1,000,000	1,000,010
University of Texas System (The), 1.18%, 9/26/17	1,600,000	1,600,000
TOTAL COMMERCIAL PAPER (Cost $6,649,973)		6,650,052
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FNMA, 2.125%, 4/24/26	110,000	109,205
FNMA, 6.625%, 11/15/30	1,841,000	2,671,381
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,591,230)		2,780,586
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI Japan ETF	330	18,054
iShares Russell 1000 Growth ETF	962	119,202
iShares Russell 1000 Value ETF	1,250	144,738
iShares Russell 2000 Value ETF	200	23,236
iShares Russell Mid-Cap Value ETF	11,462	953,065
SPDR S&P Bank ETF	10,463	436,516
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,562,507)		1,694,811
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $20,816)	409	22,466
TEMPORARY CASH INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,246,256	12,246,256
U.S. Treasury Bills,1.05%,11/9/17(2)(7)	100,000	99,819
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,346,058)		12,346,075
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $473,775,884)		530,227,249
OTHER ASSETS AND LIABILITIES — (1.9)%		(10,130,841)
TOTAL NET ASSETS — 100.0%		$520,096,408

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	1,173,710	USD	70,198	Goldman Sachs & Co.	9/21/17	$(2,997)
ARS	1,089,958	USD	65,189	Goldman Sachs & Co.	9/21/17	(2,783)
ARS	585,381	USD	33,818	Goldman Sachs & Co.	9/21/17	(301)

ARS	629,620	USD	36,373	Goldman Sachs & Co.	9/21/17	(324)
AUD	24,659	USD	18,567	JPMorgan Chase Bank N.A.	9/21/17	1,032
AUD	85,291	USD	64,275	JPMorgan Chase Bank N.A.	9/21/17	3,514
AUD	94,712	USD	71,375	JPMorgan Chase Bank N.A.	9/21/17	3,902
AUD	244,821	USD	184,615	JPMorgan Chase Bank N.A.	9/21/17	9,969
AUD	5,203	USD	3,919	JPMorgan Chase Bank N.A.	9/21/17	216
AUD	822,090	USD	619,219	JPMorgan Chase Bank N.A.	9/21/17	34,177
AUD	11,645	USD	8,924	JPMorgan Chase Bank N.A.	9/21/17	331
AUD	98,477	USD	76,003	JPMorgan Chase Bank N.A.	9/21/17	2,267
AUD	91,607	USD	70,700	JPMorgan Chase Bank N.A.	9/21/17	2,109
AUD	7,970	USD	6,370	JPMorgan Chase Bank N.A.	9/21/17	(36)
AUD	6,177	USD	4,919	JPMorgan Chase Bank N.A.	9/21/17	(9)
AUD	7,234	USD	5,761	JPMorgan Chase Bank N.A.	9/21/17	(11)
AUD	8,268	USD	6,584	JPMorgan Chase Bank N.A.	9/21/17	(12)
AUD	17,564	USD	13,929	JPMorgan Chase Bank N.A.	9/21/17	31
AUD	4,630	USD	3,672	JPMorgan Chase Bank N.A.	9/21/17	8
BRL	223,070	USD	66,716	Goldman Sachs & Co.	9/21/17	3,979
BRL	240,210	USD	71,842	Goldman Sachs & Co.	9/21/17	4,285
BRL	45,276	USD	14,100	Morgan Stanley	9/21/17	248
BRL	18,624	USD	5,800	Morgan Stanley	9/21/17	102
CAD	21,585	USD	16,096	JPMorgan Chase Bank N.A.	9/21/17	1,193
CAD	40,960	USD	30,544	JPMorgan Chase Bank N.A.	9/21/17	2,263
CAD	51,585	USD	38,468	JPMorgan Chase Bank N.A.	9/21/17	2,850
CAD	22,222	USD	16,761	JPMorgan Chase Bank N.A.	9/21/17	1,038
CAD	16,009	USD	12,343	JPMorgan Chase Bank N.A.	9/21/17	480
CAD	15,599	USD	12,064	JPMorgan Chase Bank N.A.	9/21/17	430
CAD	80,015	USD	62,142	JPMorgan Chase Bank N.A.	9/21/17	1,946
CAD	83,189	USD	64,607	JPMorgan Chase Bank N.A.	9/21/17	2,024
CAD	8,451	USD	6,767	JPMorgan Chase Bank N.A.	9/21/17	1
CAD	31,698	USD	25,385	JPMorgan Chase Bank N.A.	9/21/17	4
CAD	27,324	USD	21,959	JPMorgan Chase Bank N.A.	9/21/17	(73)
CAD	20,188	USD	16,224	JPMorgan Chase Bank N.A.	9/21/17	(54)
CAD	5,622	USD	4,437	JPMorgan Chase Bank N.A.	9/21/17	66
CAD	7,017	USD	5,539	JPMorgan Chase Bank N.A.	9/21/17	82
CAD	31,910	USD	25,114	JPMorgan Chase Bank N.A.	9/21/17	445
CAD	8,132	USD	6,406	JPMorgan Chase Bank N.A.	9/21/17	108
CAD	6,110	USD	4,791	JPMorgan Chase Bank N.A.	9/21/17	103
CAD	10,744	USD	8,577	JPMorgan Chase Bank N.A.	9/21/17	28
CAD	36,348	USD	28,952	JPMorgan Chase Bank N.A.	9/21/17	161
CAD	11,722	USD	9,292	JPMorgan Chase Bank N.A.	9/21/17	97
CAD	9,268	USD	7,352	JPMorgan Chase Bank N.A.	9/21/17	71
CAD	19,198	USD	14,746	Morgan Stanley	9/29/17	631
CAD	13,806	USD	10,643	Morgan Stanley	9/29/17	416
CAD	20,892	USD	16,163	Morgan Stanley	9/29/17	572
CAD	540	USD	419	Morgan Stanley	9/29/17	13
CAD	17,128	USD	13,296	Morgan Stanley	9/29/17	424
CAD	13,223	USD	10,261	Morgan Stanley	9/29/17	331
CAD	13,336	USD	10,576	Morgan Stanley	9/29/17	107
CAD	2,141	USD	1,702	Morgan Stanley	9/29/17	13

CAD	3,032	USD	2,427	Morgan Stanley	9/29/17	2
CAD	20,139	USD	16,134	Morgan Stanley	9/29/17	(2)
CAD	13,736	USD	11,005	Morgan Stanley	9/29/17	(2)
CAD	537	USD	430	Morgan Stanley	9/29/17	—
CAD	2,210	USD	1,771	Morgan Stanley	9/29/17	(1)
CAD	13,067	USD	10,247	Morgan Stanley	9/29/17	220
CAD	1,975	USD	1,573	Morgan Stanley	9/29/17	9
CAD	15,355	USD	12,231	Morgan Stanley	9/29/17	69
CHF	201,470	USD	208,688	Credit Suisse AG	9/21/17	1,627
CHF	223,239	USD	231,237	Credit Suisse AG	9/21/17	1,803
CHF	4,500	USD	4,654	Credit Suisse AG	9/21/17	44
CHF	7,876	USD	8,144	Credit Suisse AG	9/21/17	77
CHF	6,818	USD	7,093	Credit Suisse AG	9/21/17	24
CHF	10,381	USD	10,883	Credit Suisse AG	9/29/17	(40)
CHF	12,062	USD	12,562	Credit Suisse AG	9/29/17	36
CLP	46,546,673	USD	69,649	Goldman Sachs & Co.	9/21/17	4,767
CLP	49,999,707	USD	74,816	Goldman Sachs & Co.	9/21/17	5,121
CLP	66,899,186	USD	103,431	Goldman Sachs & Co.	9/21/17	3,524
CLP	72,588,559	USD	112,227	Goldman Sachs & Co.	9/21/17	3,823
COP	519,149,362	USD	166,341	Goldman Sachs & Co.	9/21/17	9,265
COP	562,562,567	USD	180,251	Goldman Sachs & Co.	9/21/17	10,040
COP	542,452,012	USD	179,739	Goldman Sachs & Co.	9/21/17	3,749
COP	519,924,758	USD	172,275	Goldman Sachs & Co.	9/21/17	3,593
DKK	25,726	USD	3,909	JPMorgan Chase Bank N.A.	9/21/17	213
DKK	17,151	USD	2,606	JPMorgan Chase Bank N.A.	9/21/17	142
DKK	354,673	USD	53,840	JPMorgan Chase Bank N.A.	9/21/17	2,983
DKK	19,883	USD	3,182	JPMorgan Chase Bank N.A.	9/21/17	3
DKK	24,854	USD	3,978	JPMorgan Chase Bank N.A.	9/21/17	4
EUR	90,254	USD	106,194	JPMorgan Chase Bank N.A.	9/21/17	1,340
EUR	1,399,497	USD	1,655,935	JPMorgan Chase Bank N.A.	9/21/17	11,508
EUR	73,395	USD	86,445	JPMorgan Chase Bank N.A.	9/21/17	1,002
EUR	13,812	USD	16,349	JPMorgan Chase Bank N.A.	9/21/17	107
EUR	781,940	USD	923,921	JPMorgan Chase Bank N.A.	9/21/17	7,729
EUR	776,153	USD	917,083	JPMorgan Chase Bank N.A.	9/21/17	7,671
EUR	88,848	USD	104,848	JPMorgan Chase Bank N.A.	9/21/17	1,011
EUR	7,563	USD	8,935	JPMorgan Chase Bank N.A.	9/21/17	76
EUR	20,015	USD	23,646	JPMorgan Chase Bank N.A.	9/21/17	201
EUR	324,253	USD	381,310	JPMorgan Chase Bank N.A.	9/21/17	5,024
EUR	153,332	USD	179,609	JPMorgan Chase Bank N.A.	9/21/17	3,079
EUR	17,786	USD	20,819	JPMorgan Chase Bank N.A.	9/21/17	372
EUR	33,746	USD	39,670	JPMorgan Chase Bank N.A.	9/21/17	537
EUR	171,238	USD	201,300	JPMorgan Chase Bank N.A.	9/21/17	2,723
EUR	34,199	USD	40,233	JPMorgan Chase Bank N.A.	9/21/17	514
EUR	3,361	USD	3,976	JPMorgan Chase Bank N.A.	9/21/17	28
EUR	6,144	USD	7,269	JPMorgan Chase Bank N.A.	9/21/17	51
EUR	197,340	USD	232,494	JPMorgan Chase Bank N.A.	9/21/17	2,629
EUR	229,648	USD	270,557	JPMorgan Chase Bank N.A.	9/21/17	3,059
EUR	108,814	USD	128,115	JPMorgan Chase Bank N.A.	9/21/17	1,533
EUR	9,878	USD	11,666	JPMorgan Chase Bank N.A.	9/21/17	103

EUR	13,110	USD	15,483	JPMorgan Chase Bank N.A.	9/21/17	137
EUR	12,587	USD	15,063	JPMorgan Chase Bank N.A.	9/21/17	(66)
EUR	410	USD	494	JPMorgan Chase Bank N.A.	9/21/17	(5)
EUR	1,340	USD	1,596	JPMorgan Chase Bank N.A.	9/21/17	—
EUR	7,794	USD	9,299	JPMorgan Chase Bank N.A.	9/21/17	(13)
EUR	6,056	USD	6,959	UBS AG	9/29/17	260
EUR	10,218	USD	11,717	UBS AG	9/29/17	463
EUR	5,352	USD	6,137	UBS AG	9/29/17	243
EUR	34,142	USD	39,130	UBS AG	9/29/17	1,567
EUR	5,521	USD	6,328	UBS AG	9/29/17	253
EUR	25,637	USD	29,746	UBS AG	9/29/17	814
EUR	6,618	USD	7,654	UBS AG	9/29/17	235
EUR	12,810	USD	14,956	UBS AG	9/29/17	314
EUR	10,179	USD	12,047	UBS AG	9/29/17	85
EUR	22,518	USD	26,536	UBS AG	9/29/17	305
EUR	5,504	USD	6,509	UBS AG	9/29/17	52
EUR	5,099	USD	6,008	UBS AG	9/29/17	70
EUR	6,334	USD	7,483	UBS AG	9/29/17	66
EUR	4,286	USD	5,045	UBS AG	9/29/17	64
EUR	19,086	USD	22,595	UBS AG	9/29/17	156
EUR	8,324	USD	9,854	UBS AG	9/29/17	68
EUR	4,052	USD	4,823	UBS AG	9/29/17	7
EUR	6,691	USD	8,037	UBS AG	9/29/17	(62)
EUR	6,719	USD	8,004	UBS AG	9/29/17	5
EUR	5,655	USD	6,730	UBS AG	9/29/17	11
GBP	9,535	USD	12,351	Credit Suisse AG	9/21/17	(15)
GBP	676,660	USD	879,252	Credit Suisse AG	9/21/17	(3,785)
GBP	25,070	USD	32,556	Credit Suisse AG	9/21/17	(120)
GBP	11,447	USD	14,865	Credit Suisse AG	9/21/17	(55)
GBP	7,915	USD	10,043	Credit Suisse AG	9/21/17	198
GBP	9,499	USD	12,052	Credit Suisse AG	9/21/17	238
GBP	4,778	USD	6,125	Credit Suisse AG	9/21/17	57
GBP	6,110	USD	7,808	Credit Suisse AG	9/21/17	97
GBP	5,372	USD	6,865	Credit Suisse AG	9/21/17	85
GBP	1,772	USD	2,242	Credit Suisse AG	9/21/17	50
GBP	10,029	USD	13,059	Credit Suisse AG	9/21/17	(83)
GBP	8,488	USD	11,052	Credit Suisse AG	9/21/17	(70)
GBP	35,019	USD	45,409	Credit Suisse AG	9/21/17	(101)
GBP	6,032	USD	7,822	Credit Suisse AG	9/21/17	(17)
GBP	1,684	USD	2,174	Credit Suisse AG	9/21/17	4
GBP	5,051	USD	6,521	Credit Suisse AG	9/21/17	13
GBP	13,852	USD	18,111	Credit Suisse AG	9/21/17	(190)
GBP	3,281	USD	4,284	Credit Suisse AG	9/21/17	(39)
GBP	8,323	USD	10,867	Credit Suisse AG	9/21/17	(99)
GBP	9,288	USD	12,069	Credit Suisse AG	9/21/17	(53)
GBP	6,192	USD	8,046	Credit Suisse AG	9/21/17	(35)
GBP	12,650	USD	16,721	Credit Suisse AG	9/21/17	(354)
GBP	23,285	USD	30,893	Credit Suisse AG	9/21/17	(767)
GBP	7,777	USD	10,224	Credit Suisse AG	9/21/17	(162)

GBP	6,053	USD	7,958	Credit Suisse AG	9/21/17	(126)
GBP	7,082	USD	9,242	Credit Suisse AG	9/21/17	(79)
GBP	7,776	USD	10,098	Credit Suisse AG	9/21/17	(37)
GBP	6,296	USD	8,182	Credit Suisse AG	9/21/17	(36)
GBP	6,020	USD	7,748	Credit Suisse AG	9/21/17	41
GBP	5,750	USD	7,402	Credit Suisse AG	9/21/17	38
GBP	4,145	USD	5,336	Credit Suisse AG	9/21/17	27
GBP	8,735	USD	11,269	Credit Suisse AG	9/21/17	32
GBP	5,241	USD	6,761	Credit Suisse AG	9/21/17	19
GBP	5,271	USD	6,805	Credit Suisse AG	9/21/17	14
GBP	3,514	USD	4,537	Credit Suisse AG	9/21/17	9
GBP	8,418	USD	10,887	Credit Suisse AG	9/21/17	4
GBP	6,130	USD	7,952	Morgan Stanley	9/29/17	(19)
GBP	7,134	USD	9,272	Morgan Stanley	9/29/17	(39)
GBP	4,764	USD	6,235	Morgan Stanley	9/29/17	(69)
GBP	3,976	USD	5,198	Morgan Stanley	9/29/17	(52)
GBP	4,319	USD	5,546	Morgan Stanley	9/29/17	44
GBP	3,546	USD	4,573	UBS AG	9/21/17	16
GBP	9,821	USD	12,651	UBS AG	9/21/17	56
HKD	81,203	USD	10,446	Credit Suisse AG	9/21/17	(65)
HUF	27,888,848	USD	103,434	Goldman Sachs & Co.	9/21/17	5,242
HUF	30,031,812	USD	111,382	Goldman Sachs & Co.	9/21/17	5,644
HUF	13,562,627	USD	50,586	JPMorgan Chase Bank N.A.	9/21/17	2,264
HUF	45,226,905	USD	169,578	JPMorgan Chase Bank N.A.	9/21/17	6,660
HUF	48,996,085	USD	183,710	JPMorgan Chase Bank N.A.	9/21/17	7,215
IDR	974,255,600	USD	72,651	Goldman Sachs & Co.	9/22/17	350
IDR	904,736,148	USD	67,467	Goldman Sachs & Co.	9/22/17	325
ILS	259,654	USD	73,588	Goldman Sachs & Co.	9/25/17	(1,089)
ILS	521,856	USD	147,897	Goldman Sachs & Co.	9/25/17	(2,188)
INR	6,579,009	USD	101,153	Morgan Stanley	9/21/17	1,572
INR	7,084,537	USD	108,926	Morgan Stanley	9/21/17	1,693
JPY	1,375,123	USD	12,444	Credit Suisse AG	9/21/17	74
JPY	401,077	USD	3,629	Credit Suisse AG	9/21/17	22
JPY	155,248,287	USD	1,408,863	Credit Suisse AG	9/21/17	4,349
JPY	1,381,655	USD	12,582	Credit Suisse AG	9/21/17	(5)
JPY	9,328,034	USD	85,533	Credit Suisse AG	9/21/17	(621)
JPY	345,665	USD	3,170	Credit Suisse AG	9/21/17	(23)
JPY	3,360,833	USD	30,723	Credit Suisse AG	9/21/17	(129)
JPY	800,002	USD	7,313	Credit Suisse AG	9/21/17	(31)
JPY	736,281	USD	6,675	Credit Suisse AG	9/21/17	28
JPY	4,597,492	USD	41,531	Credit Suisse AG	9/21/17	319
JPY	1,835,864	USD	16,604	Credit Suisse AG	9/21/17	108
JPY	1,272,142	USD	11,642	Credit Suisse AG	9/21/17	(62)
JPY	693,895	USD	6,350	Credit Suisse AG	9/21/17	(34)
JPY	11,147,054	USD	102,107	Credit Suisse AG	9/21/17	(636)
JPY	11,988,021	USD	109,810	Credit Suisse AG	9/21/17	(684)
JPY	1,251,410	USD	11,483	Credit Suisse AG	9/21/17	(92)
JPY	874,717	USD	8,003	Credit Suisse AG	9/21/17	(41)
JPY	5,132,667	USD	47,072	Credit Suisse AG	9/21/17	(350)

JPY	1,051,010	USD	9,538	Credit Suisse AG	9/21/17	29
JPY	1,683,353	USD	15,291	Credit Suisse AG	9/21/17	33
JPY	767,161	USD	6,974	Credit Suisse AG	9/21/17	9
JPY	639,697	USD	5,717	Credit Suisse AG	9/29/17	108
JPY	687,344	USD	6,060	Credit Suisse AG	9/29/17	200
JPY	584,722	USD	5,284	Credit Suisse AG	9/29/17	41
JPY	964,513	USD	8,758	Credit Suisse AG	9/29/17	25
JPY	501,639	USD	4,583	Credit Suisse AG	9/29/17	(15)
JPY	701,131	USD	6,442	Credit Suisse AG	9/29/17	(57)
KRW	824,730,485	USD	734,432	Morgan Stanley	9/21/17	(857)
KRW	4,112,049	USD	3,648	Morgan Stanley	9/21/17	10
MXN	354,774	USD	19,133	JPMorgan Chase Bank N.A.	9/21/17	659
MYR	267,357	USD	62,922	Goldman Sachs & Co.	9/21/17	(288)
MYR	736,670	USD	173,375	Goldman Sachs & Co.	9/21/17	(793)
MYR	470,684	USD	110,102	Goldman Sachs & Co.	9/21/17	167
MYR	438,545	USD	102,584	Goldman Sachs & Co.	9/21/17	155
MYR	16,936	USD	3,957	Goldman Sachs & Co.	9/21/17	10
MYR	314,361	USD	73,226	Goldman Sachs & Co.	9/21/17	420
MYR	283,557	USD	66,051	Goldman Sachs & Co.	9/21/17	379
MYR	2,168,602	USD	509,899	Goldman Sachs & Co.	9/21/17	(1,855)
MYR	2,337,866	USD	549,698	Goldman Sachs & Co.	9/21/17	(2,000)
NOK	575,005	USD	68,000	JPMorgan Chase Bank N.A.	9/21/17	6,145
NOK	614,998	USD	72,729	JPMorgan Chase Bank N.A.	9/21/17	6,573
NOK	272,369	USD	32,543	JPMorgan Chase Bank N.A.	9/21/17	2,578
NOK	631,314	USD	75,567	JPMorgan Chase Bank N.A.	9/21/17	5,839
NOK	681,002	USD	81,514	JPMorgan Chase Bank N.A.	9/21/17	6,299
NOK	555,995	USD	70,481	JPMorgan Chase Bank N.A.	9/21/17	1,212
NOK	722,793	USD	91,626	JPMorgan Chase Bank N.A.	9/21/17	1,576
NOK	41,095	USD	5,227	JPMorgan Chase Bank N.A.	9/21/17	72
NOK	534,977	USD	66,993	JPMorgan Chase Bank N.A.	9/21/17	1,990
NOK	546,961	USD	68,494	JPMorgan Chase Bank N.A.	9/21/17	2,035
NOK	35,174	USD	4,462	JPMorgan Chase Bank N.A.	9/21/17	74
NOK	89,189	USD	11,327	JPMorgan Chase Bank N.A.	9/21/17	174
NOK	312,161	USD	39,644	JPMorgan Chase Bank N.A.	9/21/17	609
NOK	152,819	USD	19,690	JPMorgan Chase Bank N.A.	9/21/17	15
NOK	267,712	USD	34,494	JPMorgan Chase Bank N.A.	9/21/17	27
NZD	239,684	USD	174,056	Goldman Sachs & Co.	9/21/17	(2,015)
NZD	226,492	USD	164,476	Goldman Sachs & Co.	9/21/17	(1,904)
NZD	48,360	USD	34,778	JPMorgan Chase Bank N.A.	9/21/17	(66)
NZD	51,517	USD	37,048	JPMorgan Chase Bank N.A.	9/21/17	(70)
PEN	239,477	USD	72,683	Goldman Sachs & Co.	9/21/17	1,145
PEN	222,389	USD	67,497	Goldman Sachs & Co.	9/21/17	1,063
PHP	28,050,586	USD	547,435	Goldman Sachs & Co.	9/21/17	(179)
PHP	26,092,207	USD	509,216	Goldman Sachs & Co.	9/21/17	(166)
PHP	374,079	USD	7,291	Goldman Sachs & Co.	9/21/17	7
PHP	10,896,877	USD	213,777	Morgan Stanley	9/21/17	(1,183)
PHP	10,119,314	USD	198,523	Morgan Stanley	9/21/17	(1,099)
PLN	359,115	USD	96,148	Goldman Sachs & Co.	9/21/17	4,526
PLN	28,666	USD	8,001	Goldman Sachs & Co.	9/21/17	36

PLN	364,076	USD	102,529	Goldman Sachs & Co.	9/21/17	(464)
PLN	410,515	USD	115,606	Goldman Sachs & Co.	9/21/17	(523)
PLN	241,249	USD	67,949	Goldman Sachs & Co.	9/21/17	(318)
PLN	259,602	USD	73,118	Goldman Sachs & Co.	9/21/17	(342)
RUB	3,960,636	USD	68,535	Morgan Stanley	9/21/17	(457)
RUB	4,419,848	USD	72,486	Morgan Stanley	9/21/17	3,485
RUB	4,394,414	USD	72,069	Morgan Stanley	9/21/17	3,465
SEK	726,274	USD	83,876	JPMorgan Chase Bank N.A.	9/21/17	7,610
SEK	143,296	USD	16,521	JPMorgan Chase Bank N.A.	9/21/17	1,529
SEK	346,221	USD	39,918	JPMorgan Chase Bank N.A.	9/21/17	3,694
SEK	35,773	USD	4,442	JPMorgan Chase Bank N.A.	9/21/17	65
SEK	116,217	USD	14,342	JPMorgan Chase Bank N.A.	9/21/17	298
SEK	46,487	USD	5,737	JPMorgan Chase Bank N.A.	9/21/17	119
SEK	74,672	USD	9,393	JPMorgan Chase Bank N.A.	9/21/17	13
SGD	54,193	USD	39,264	JPMorgan Chase Bank N.A.	9/21/17	706
THB	113,047	USD	3,406	Goldman Sachs & Co.	9/21/17	1
TRY	1,196,762	USD	328,826	Goldman Sachs & Co.	9/21/17	15,770
TRY	1,288,721	USD	354,093	Goldman Sachs & Co.	9/21/17	16,982
TRY	50,792	USD	13,783	Goldman Sachs & Co.	9/21/17	842
TRY	48,160	USD	13,069	Goldman Sachs & Co.	9/21/17	798
TWD	3,279,936	USD	107,380	Morgan Stanley	9/21/17	1,641
TWD	3,065,273	USD	100,353	Morgan Stanley	9/21/17	1,534
TWD	2,225,395	USD	73,774	Morgan Stanley	9/21/17	196
TWD	2,038,493	USD	67,578	Morgan Stanley	9/21/17	179
TWD	1,108,333	USD	36,616	Morgan Stanley	9/21/17	224
TWD	1,037,970	USD	34,292	Morgan Stanley	9/21/17	209
USD	28,947	GBP	22,346	Credit Suisse AG	9/21/17	35
USD	7,298	GBP	5,634	Credit Suisse AG	9/21/17	9
USD	431,987	CHF	414,433	Credit Suisse AG	9/21/17	(641)
USD	78,935	CHF	75,727	Credit Suisse AG	9/21/17	(117)
USD	1,143,824	GBP	880,271	Credit Suisse AG	9/21/17	4,923
USD	88,518	GBP	69,369	Credit Suisse AG	9/21/17	(1,232)
USD	94,940	GBP	74,402	Credit Suisse AG	9/21/17	(1,322)
USD	23,091	CHF	22,238	Credit Suisse AG	9/21/17	(123)
USD	13,748	GBP	10,777	Credit Suisse AG	9/21/17	(195)
USD	8,638	GBP	6,771	Credit Suisse AG	9/21/17	(123)
USD	2,016	GBP	1,572	Credit Suisse AG	9/21/17	(18)
USD	2,016	GBP	1,572	Credit Suisse AG	9/21/17	(18)
USD	11,667	GBP	9,121	Credit Suisse AG	9/21/17	(134)
USD	13,107	GBP	10,247	Credit Suisse AG	9/21/17	(151)
USD	18,135	GBP	13,977	Credit Suisse AG	9/21/17	51
USD	5,983	GBP	4,596	Credit Suisse AG	9/21/17	37
USD	15,954	GBP	12,255	Credit Suisse AG	9/21/17	98
USD	6,652	GBP	5,103	Credit Suisse AG	9/21/17	49
USD	3,507	CHF	3,368	Credit Suisse AG	9/21/17	(9)
USD	10,950	GBP	8,454	Credit Suisse AG	9/21/17	12
USD	9,285	GBP	7,116	Credit Suisse AG	9/21/17	78
USD	6,475	GBP	4,942	Credit Suisse AG	9/21/17	81
USD	9,158	GBP	7,007	Credit Suisse AG	9/21/17	92

USD	26,767	GBP	20,362	Credit Suisse AG	9/21/17	422
USD	6,071	GBP	4,618	Credit Suisse AG	9/21/17	96
USD	6,762	GBP	5,121	Credit Suisse AG	9/21/17	136
USD	51,568	GBP	39,013	Credit Suisse AG	9/21/17	1,092
USD	14,691	GBP	11,104	Credit Suisse AG	9/21/17	324
USD	6,870	CHF	6,615	Credit Suisse AG	9/21/17	(35)
USD	2,039	GBP	1,550	Credit Suisse AG	9/21/17	34
USD	15,271	GBP	11,647	Credit Suisse AG	9/21/17	202
USD	5,508	GBP	4,214	Credit Suisse AG	9/21/17	56
USD	6,797	GBP	5,209	Credit Suisse AG	9/21/17	58
USD	5,237,946	JPY	577,190,191	Credit Suisse AG	9/21/17	(16,168)
USD	35,528	JPY	3,877,798	Credit Suisse AG	9/21/17	229
USD	8,477	GBP	6,526	Credit Suisse AG	9/21/17	34
USD	33,753	JPY	3,691,476	Credit Suisse AG	9/21/17	150
USD	11,423	JPY	1,264,574	Credit Suisse AG	9/21/17	(88)
USD	5,560	GBP	4,315	Credit Suisse AG	9/21/17	(23)
USD	13,147	JPY	1,447,523	Credit Suisse AG	9/21/17	(29)
USD	15,315	GBP	11,887	Credit Suisse AG	9/21/17	(64)
USD	13,106	JPY	1,423,056	Credit Suisse AG	9/21/17	152
USD	66,140	JPY	7,187,805	Credit Suisse AG	9/21/17	710
USD	8,347	CHF	8,059	Credit Suisse AG	9/21/17	(66)
USD	4,546	JPY	496,476	Credit Suisse AG	9/21/17	26
USD	7,795	JPY	851,318	Credit Suisse AG	9/21/17	45
USD	12,499	GBP	9,729	Credit Suisse AG	9/21/17	(88)
USD	31,123	GBP	24,094	Credit Suisse AG	9/21/17	(50)
USD	88,372	JPY	9,658,820	Credit Suisse AG	9/21/17	449
USD	12,105	JPY	1,317,640	Credit Suisse AG	9/21/17	111
USD	5,261	GBP	4,062	Credit Suisse AG	9/21/17	5
USD	4,577	GBP	3,537	Credit Suisse AG	9/21/17	1
USD	2,288	GBP	1,768	Credit Suisse AG	9/21/17	—
USD	65,703	GBP	50,967	Credit Suisse AG	9/21/17	(239)
USD	21,389	GBP	16,592	Credit Suisse AG	9/21/17	(78)
USD	22,805	JPY	2,510,819	Credit Suisse AG	9/21/17	(51)
USD	29,350	JPY	3,228,481	Credit Suisse AG	9/21/17	(38)
USD	37,885	JPY	4,171,122	Credit Suisse AG	9/21/17	(85)
USD	6,650	CHF	6,385	Credit Suisse AG	9/21/17	(15)
USD	460,918	CHF	444,802	Credit Suisse AG	9/29/17	(3,665)
USD	181,626	JPY	20,191,243	Credit Suisse AG	9/29/17	(2,246)
USD	158,771	JPY	17,650,495	Credit Suisse AG	9/29/17	(1,964)
USD	4,445	JPY	501,164	Credit Suisse AG	9/29/17	(119)
USD	4,708	CHF	4,511	Credit Suisse AG	9/29/17	(3)
USD	3,676	CHF	3,506	Credit Suisse AG	9/29/17	14
USD	7,352	JPY	810,704	Credit Suisse AG	9/29/17	(31)
USD	4,952	JPY	546,053	Credit Suisse AG	9/29/17	(21)
USD	11,107	CHF	10,782	Credit Suisse AG	9/29/17	(155)
USD	66,614	BRL	223,070	Goldman Sachs & Co.	9/21/17	(4,081)
USD	71,732	BRL	240,210	Goldman Sachs & Co.	9/21/17	(4,395)
USD	105,945	THB	3,604,236	Goldman Sachs & Co.	9/21/17	(2,686)
USD	20,502	THB	697,479	Goldman Sachs & Co.	9/21/17	(520)

USD	8,876	CZK	205,981	Goldman Sachs & Co.	9/21/17	(528)
USD	39,059	CZK	906,403	Goldman Sachs & Co.	9/21/17	(2,324)
USD	163,820	CLP	109,603,644	Goldman Sachs & Co.	9/21/17	(11,408)
USD	183,227	CLP	122,588,266	Goldman Sachs & Co.	9/21/17	(12,760)
USD	77,632	ZAR	1,016,297	Goldman Sachs & Co.	9/21/17	(287)
USD	1,785	PLN	6,666	Goldman Sachs & Co.	9/21/17	(84)
USD	100,039	ZAR	1,309,637	Goldman Sachs & Co.	9/21/17	(370)
USD	110,237	HUF	30,031,812	Goldman Sachs & Co.	9/21/17	(6,790)
USD	102,371	HUF	27,888,848	Goldman Sachs & Co.	9/21/17	(6,305)
USD	8,891	CZK	205,835	Goldman Sachs & Co.	9/21/17	(507)
USD	111,984	MYR	484,553	Goldman Sachs & Co.	9/21/17	(1,534)
USD	98,630	MYR	426,772	Goldman Sachs & Co.	9/21/17	(1,351)
USD	73,011	PEN	239,477	Goldman Sachs & Co.	9/21/17	(817)
USD	67,802	PEN	222,389	Goldman Sachs & Co.	9/21/17	(758)
USD	64,833	PLN	241,367	Goldman Sachs & Co.	9/21/17	(2,831)
USD	72,978	PLN	271,688	Goldman Sachs & Co.	9/21/17	(3,187)
USD	169,937	PLN	624,517	Goldman Sachs & Co.	9/21/17	(5,140)
USD	183,768	PLN	675,346	Goldman Sachs & Co.	9/21/17	(5,558)
USD	43,178	MYR	185,600	Goldman Sachs & Co.	9/21/17	(303)
USD	38,349	MYR	164,844	Goldman Sachs & Co.	9/21/17	(269)
USD	102,198	ZAR	1,345,687	Goldman Sachs & Co.	9/21/17	(976)
USD	107,771	ZAR	1,419,069	Goldman Sachs & Co.	9/21/17	(1,029)
USD	178,657	TRY	644,001	Goldman Sachs & Co.	9/21/17	(6,776)
USD	192,778	TRY	694,900	Goldman Sachs & Co.	9/21/17	(7,312)
USD	60,319	ARS	1,089,958	Goldman Sachs & Co.	9/21/17	(2,087)
USD	64,954	ARS	1,173,710	Goldman Sachs & Co.	9/21/17	(2,247)
USD	108,887	THB	3,644,877	Goldman Sachs & Co.	9/21/17	(969)
USD	99,738	THB	3,338,646	Goldman Sachs & Co.	9/21/17	(887)
USD	10,431	PLN	37,607	Goldman Sachs & Co.	9/21/17	(112)
USD	5,203	COP	15,515,675	Goldman Sachs & Co.	9/21/17	(45)
USD	75,389	COP	224,359,026	Goldman Sachs & Co.	9/21/17	(501)
USD	73,775	COP	219,554,787	Goldman Sachs & Co.	9/21/17	(491)
USD	7,784	ZAR	104,143	Goldman Sachs & Co.	9/21/17	(200)
USD	71,547	TRY	255,954	Goldman Sachs & Co.	9/21/17	(2,152)
USD	66,968	TRY	239,570	Goldman Sachs & Co.	9/21/17	(2,014)
USD	171,602	COP	512,831,146	Goldman Sachs & Co.	9/21/17	(1,867)
USD	181,917	COP	543,657,963	Goldman Sachs & Co.	9/21/17	(1,979)
USD	102,970	ZAR	1,369,836	Goldman Sachs & Co.	9/21/17	(2,055)
USD	110,653	ZAR	1,472,056	Goldman Sachs & Co.	9/21/17	(2,209)
USD	11,128	THB	369,999	Goldman Sachs & Co.	9/21/17	(24)
USD	61,215	THB	2,034,784	Goldman Sachs & Co.	9/21/17	(113)
USD	69,604	THB	2,313,642	Goldman Sachs & Co.	9/21/17	(128)
USD	6,855	THB	228,700	Goldman Sachs & Co.	9/21/17	(38)
USD	68,323	CLP	42,828,060	Goldman Sachs & Co.	9/21/17	(148)
USD	73,438	CLP	46,034,912	Goldman Sachs & Co.	9/21/17	(160)
USD	1,098,616	THB	36,496,023	Goldman Sachs & Co.	9/21/17	(1,363)
USD	1,024,207	THB	34,024,157	Goldman Sachs & Co.	9/21/17	(1,271)
USD	7,325	PLN	26,177	Goldman Sachs & Co.	9/21/17	(13)
USD	10,980	THB	364,422	Goldman Sachs & Co.	9/21/17	(4)

USD	6,467	CZK	141,930	Goldman Sachs & Co.	9/21/17	(13)
USD	72,516	IDR	974,255,600	Goldman Sachs & Co.	9/22/17	(485)
USD	67,342	IDR	904,736,148	Goldman Sachs & Co.	9/22/17	(451)
USD	67,788	ILS	239,305	Goldman Sachs & Co.	9/25/17	970
USD	73,552	ILS	259,654	Goldman Sachs & Co.	9/25/17	1,053
USD	13,290	AUD	17,634	JPMorgan Chase Bank N.A.	9/21/17	(726)
USD	12,781	CAD	17,239	JPMorgan Chase Bank N.A.	9/21/17	(1,027)
USD	50,370	NOK	427,087	JPMorgan Chase Bank N.A.	9/21/17	(4,702)
USD	141,946	NOK	1,203,557	JPMorgan Chase Bank N.A.	9/21/17	(13,249)
USD	179,624	AUD	237,923	JPMorgan Chase Bank N.A.	9/21/17	(9,477)
USD	830,005	CAD	1,113,569	JPMorgan Chase Bank N.A.	9/21/17	(61,919)
USD	17,737	CAD	23,797	JPMorgan Chase Bank N.A.	9/21/17	(1,323)
USD	612,160	AUD	810,841	JPMorgan Chase Bank N.A.	9/21/17	(32,296)
USD	121,125	EUR	106,969	JPMorgan Chase Bank N.A.	9/21/17	(6,324)
USD	81,658	DKK	537,926	JPMorgan Chase Bank N.A.	9/21/17	(4,524)
USD	106,931	MXN	1,982,805	JPMorgan Chase Bank N.A.	9/21/17	(3,682)
USD	108,790	SEK	941,995	JPMorgan Chase Bank N.A.	9/21/17	(9,870)
USD	223,633	NZD	311,655	JPMorgan Chase Bank N.A.	9/21/17	(67)
USD	1,837,619	NOK	15,521,052	JPMorgan Chase Bank N.A.	9/21/17	(163,772)
USD	2,102,553	NOK	17,758,758	JPMorgan Chase Bank N.A.	9/21/17	(187,384)
USD	225,958	NZD	314,894	JPMorgan Chase Bank N.A.	9/21/17	(68)
USD	8,155	CAD	10,957	JPMorgan Chase Bank N.A.	9/21/17	(621)
USD	93,787	CAD	126,010	JPMorgan Chase Bank N.A.	9/21/17	(7,142)
USD	23,135	NZD	31,960	JPMorgan Chase Bank N.A.	9/21/17	195
USD	42,414	NZD	58,593	JPMorgan Chase Bank N.A.	9/21/17	357
USD	22,386	NOK	188,981	JPMorgan Chase Bank N.A.	9/21/17	(1,982)
USD	9,218	NOK	77,816	JPMorgan Chase Bank N.A.	9/21/17	(816)
USD	68,276	MXN	1,252,047	JPMorgan Chase Bank N.A.	9/21/17	(1,571)
USD	75,141	MXN	1,377,933	JPMorgan Chase Bank N.A.	9/21/17	(1,729)
USD	479,995	AUD	636,530	JPMorgan Chase Bank N.A.	9/21/17	(25,919)
USD	33,060	NOK	278,124	JPMorgan Chase Bank N.A.	9/21/17	(2,803)
USD	1,724	CAD	2,243	JPMorgan Chase Bank N.A.	9/21/17	(72)
USD	59,101	AUD	77,093	JPMorgan Chase Bank N.A.	9/21/17	(2,173)
USD	1,724	CAD	2,243	JPMorgan Chase Bank N.A.	9/21/17	(72)
USD	3,442	CAD	4,466	JPMorgan Chase Bank N.A.	9/21/17	(136)
USD	5,162	CAD	6,699	JPMorgan Chase Bank N.A.	9/21/17	(204)
USD	22,471	SEK	188,738	JPMorgan Chase Bank N.A.	9/21/17	(1,303)
USD	9,277	CAD	12,032	JPMorgan Chase Bank N.A.	9/21/17	(360)
USD	5,462	AUD	7,204	JPMorgan Chase Bank N.A.	9/21/17	(263)
USD	3,332	DKK	21,763	JPMorgan Chase Bank N.A.	9/21/17	(155)
USD	27,063	NZD	37,260	JPMorgan Chase Bank N.A.	9/21/17	318
USD	4,011	CAD	5,202	JPMorgan Chase Bank N.A.	9/21/17	(156)
USD	19,330	NZD	26,614	JPMorgan Chase Bank N.A.	9/21/17	227
USD	3,786	DKK	24,730	JPMorgan Chase Bank N.A.	9/21/17	(176)
USD	9,017	CAD	11,691	JPMorgan Chase Bank N.A.	9/21/17	(347)
USD	43,595	NZD	58,701	JPMorgan Chase Bank N.A.	9/21/17	1,461
USD	27,742	NZD	37,355	JPMorgan Chase Bank N.A.	9/21/17	929
USD	179,849	NZD	240,517	JPMorgan Chase Bank N.A.	9/21/17	7,210
USD	170,207	NZD	227,622	JPMorgan Chase Bank N.A.	9/21/17	6,824

USD	28,922	HUF	7,560,488	JPMorgan Chase Bank N.A.	9/21/17	(540)
USD	19,456	HUF	5,086,146	JPMorgan Chase Bank N.A.	9/21/17	(363)
USD	18,456	CAD	22,939	JPMorgan Chase Bank N.A.	9/21/17	83
USD	3,052	EUR	2,589	JPMorgan Chase Bank N.A.	9/21/17	(33)
USD	6,809	NOK	53,872	JPMorgan Chase Bank N.A.	9/21/17	(138)
USD	3,681	SEK	29,801	JPMorgan Chase Bank N.A.	9/21/17	(73)
USD	6,934	AUD	8,702	JPMorgan Chase Bank N.A.	9/21/17	18
USD	7,107	MXN	127,563	JPMorgan Chase Bank N.A.	9/21/17	(9)
USD	5,684	CAD	7,125	JPMorgan Chase Bank N.A.	9/21/17	(23)
USD	3,922	AUD	4,922	JPMorgan Chase Bank N.A.	9/21/17	10
USD	6,931	HUF	1,766,421	JPMorgan Chase Bank N.A.	9/21/17	48
USD	74,679	HUF	19,058,187	JPMorgan Chase Bank N.A.	9/21/17	414
USD	73,989	HUF	18,882,100	JPMorgan Chase Bank N.A.	9/21/17	411
USD	9,869	NOK	77,917	JPMorgan Chase Bank N.A.	9/21/17	(179)
USD	22,557	NOK	178,096	JPMorgan Chase Bank N.A.	9/21/17	(408)
USD	8,215	CAD	10,380	JPMorgan Chase Bank N.A.	9/21/17	(99)
USD	9,713	EUR	8,255	JPMorgan Chase Bank N.A.	9/21/17	(123)
USD	8,251,009	EUR	6,973,257	JPMorgan Chase Bank N.A.	9/21/17	(57,340)
USD	7,461	NOK	59,325	JPMorgan Chase Bank N.A.	9/21/17	(188)
USD	4,052	AUD	5,143	JPMorgan Chase Bank N.A.	9/21/17	(35)
USD	5,693	NOK	45,262	JPMorgan Chase Bank N.A.	9/21/17	(144)
USD	25,993	EUR	22,075	JPMorgan Chase Bank N.A.	9/21/17	(309)
USD	13,297	EUR	11,293	JPMorgan Chase Bank N.A.	9/21/17	(158)
USD	5,213	CAD	6,629	JPMorgan Chase Bank N.A.	9/21/17	(96)
USD	129,762	EUR	109,892	JPMorgan Chase Bank N.A.	9/21/17	(1,169)
USD	886,309	CAD	1,124,576	JPMorgan Chase Bank N.A.	9/21/17	(14,431)
USD	886,309	CAD	1,124,576	JPMorgan Chase Bank N.A.	9/21/17	(14,431)
USD	19,706	NOK	156,216	JPMorgan Chase Bank N.A.	9/21/17	(438)
USD	35,189	NOK	278,957	JPMorgan Chase Bank N.A.	9/21/17	(781)
USD	4,002	CAD	5,080	JPMorgan Chase Bank N.A.	9/21/17	(67)
USD	68,793	EUR	58,694	JPMorgan Chase Bank N.A.	9/21/17	(1,139)
USD	66,430	EUR	56,678	JPMorgan Chase Bank N.A.	9/21/17	(1,100)
USD	31,421	EUR	26,791	JPMorgan Chase Bank N.A.	9/21/17	(499)
USD	3,620	EUR	3,080	JPMorgan Chase Bank N.A.	9/21/17	(49)
USD	2,445	EUR	2,080	JPMorgan Chase Bank N.A.	9/21/17	(33)
USD	7,835	CAD	9,896	JPMorgan Chase Bank N.A.	9/21/17	(92)
USD	4,644	EUR	3,967	JPMorgan Chase Bank N.A.	9/21/17	(83)
USD	24,223	EUR	20,485	JPMorgan Chase Bank N.A.	9/21/17	(184)
USD	4,992	CAD	6,280	JPMorgan Chase Bank N.A.	9/21/17	(38)
USD	74,336	EUR	63,111	JPMorgan Chase Bank N.A.	9/21/17	(859)
USD	101,930	EUR	86,581	JPMorgan Chase Bank N.A.	9/21/17	(1,227)
USD	110,343	EUR	93,727	JPMorgan Chase Bank N.A.	9/21/17	(1,329)
USD	14,524	AUD	18,291	JPMorgan Chase Bank N.A.	9/21/17	(13)
USD	21,406	CAD	26,652	JPMorgan Chase Bank N.A.	9/21/17	59
USD	19,732	EUR	16,525	JPMorgan Chase Bank N.A.	9/21/17	43
USD	93,789	EUR	78,544	JPMorgan Chase Bank N.A.	9/21/17	207
USD	3,838	SGD	5,199	JPMorgan Chase Bank N.A.	9/21/17	3
USD	9,773	EUR	8,167	JPMorgan Chase Bank N.A.	9/21/17	43
USD	5,103	CAD	6,386	JPMorgan Chase Bank N.A.	9/21/17	(12)

USD	11,820	SEK	93,407	JPMorgan Chase Bank N.A.	9/21/17	54
USD	54,261	EUR	45,050	JPMorgan Chase Bank N.A.	9/21/17	586
USD	7,333	CAD	9,177	JPMorgan Chase Bank N.A.	9/21/17	(18)
USD	111,538	HUF	28,437,658	JPMorgan Chase Bank N.A.	9/21/17	723
USD	105,432	HUF	26,880,979	JPMorgan Chase Bank N.A.	9/21/17	684
USD	6,511	AUD	8,243	JPMorgan Chase Bank N.A.	9/21/17	(40)
USD	11,446	NOK	89,246	JPMorgan Chase Bank N.A.	9/21/17	(62)
USD	29,331	NOK	228,692	JPMorgan Chase Bank N.A.	9/21/17	(158)
USD	57,042	EUR	48,009	JPMorgan Chase Bank N.A.	9/21/17	(158)
USD	14,720	EUR	12,389	JPMorgan Chase Bank N.A.	9/21/17	(41)
USD	3,637	EUR	3,057	JPMorgan Chase Bank N.A.	9/21/17	(5)
USD	135,445	EUR	113,839	JPMorgan Chase Bank N.A.	9/21/17	(190)
USD	3,670	NOK	28,542	JPMorgan Chase Bank N.A.	9/21/17	(11)
USD	3,880	MXN	69,336	JPMorgan Chase Bank N.A.	9/21/17	12
USD	3,365	TRY	11,672	JPMorgan Chase Bank N.A.	9/21/17	4
USD	10,210	CAD	12,799	JPMorgan Chase Bank N.A.	9/21/17	(41)
USD	11,048	CAD	13,850	JPMorgan Chase Bank N.A.	9/21/17	(45)
USD	31,019	CAD	38,843	JPMorgan Chase Bank N.A.	9/21/17	(92)
USD	10,413	CAD	13,040	JPMorgan Chase Bank N.A.	9/21/17	(31)
USD	36,498	KRW	40,984,925	Morgan Stanley	9/21/17	43
USD	220,015	TWD	6,613,664	Morgan Stanley	9/21/17	184
USD	202,995	PHP	10,119,314	Morgan Stanley	9/21/17	5,571
USD	218,593	PHP	10,896,877	Morgan Stanley	9/21/17	5,999
USD	204,316	TWD	6,141,736	Morgan Stanley	9/21/17	171
USD	34,294	INR	2,234,569	Morgan Stanley	9/21/17	(597)
USD	36,506	INR	2,378,704	Morgan Stanley	9/21/17	(636)
USD	36,820	KRW	41,558,702	Morgan Stanley	9/21/17	(145)
USD	66,612	INR	4,344,440	Morgan Stanley	9/21/17	(1,222)
USD	72,153	INR	4,705,833	Morgan Stanley	9/21/17	(1,324)
USD	30,566	KRW	34,499,454	Morgan Stanley	9/21/17	(121)
USD	73,374	KRW	83,558,416	Morgan Stanley	9/21/17	(949)
USD	71,281	KRW	81,174,461	Morgan Stanley	9/21/17	(922)
USD	108,287	BRL	348,652	Morgan Stanley	9/21/17	(2,207)
USD	100,589	BRL	323,865	Morgan Stanley	9/21/17	(2,050)
USD	26,926	KRW	30,677,048	Morgan Stanley	9/21/17	(360)
USD	28,601	KRW	32,584,721	Morgan Stanley	9/21/17	(383)
USD	65,937	BRL	208,030	Morgan Stanley	9/21/17	9
USD	54,165	BRL	170,890	Morgan Stanley	9/21/17	7
USD	478,647	CAD	632,596	Morgan Stanley	9/29/17	(28,081)
USD	435,292	CAD	575,296	Morgan Stanley	9/29/17	(25,538)
USD	16,138	CAD	21,329	Morgan Stanley	9/29/17	(947)
USD	232,571	GBP	182,239	Morgan Stanley	9/29/17	(3,280)
USD	74,235	CAD	97,745	Morgan Stanley	9/29/17	(4,061)
USD	12,718	CAD	16,144	Morgan Stanley	9/29/17	(214)
USD	631	CAD	792	Morgan Stanley	9/29/17	(3)
USD	1,222	CAD	1,545	Morgan Stanley	9/29/17	(16)
USD	10,904	CAD	13,818	Morgan Stanley	9/29/17	(165)
USD	11,080	CAD	14,042	Morgan Stanley	9/29/17	(167)
USD	632	CAD	797	Morgan Stanley	9/29/17	(7)

USD	458	CAD	576	Morgan Stanley	9/29/17	(3)
USD	2,157	CAD	2,708	Morgan Stanley	9/29/17	(12)
USD	511	CAD	639	Morgan Stanley	9/29/17	(2)
USD	10,768	CAD	13,437	Morgan Stanley	9/29/17	5
USD	1,271	CAD	1,587	Morgan Stanley	9/29/17	—
USD	212,891	EUR	189,516	UBS AG	9/29/17	(13,011)
USD	259,752	EUR	231,232	UBS AG	9/29/17	(15,874)
USD	952,449	EUR	847,873	UBS AG	9/29/17	(58,207)
USD	14,208	EUR	12,482	UBS AG	9/29/17	(671)
USD	9,295	EUR	8,165	UBS AG	9/29/17	(437)
USD	8,744	EUR	7,630	UBS AG	9/29/17	(350)
USD	6,841	EUR	5,973	UBS AG	9/29/17	(279)
USD	11,882	EUR	10,353	UBS AG	9/29/17	(459)
USD	8,837	EUR	7,709	UBS AG	9/29/17	(353)
USD	14,627	EUR	12,782	UBS AG	9/29/17	(609)
USD	6,842	EUR	5,916	UBS AG	9/29/17	(210)
USD	16,901	EUR	14,484	UBS AG	9/29/17	(363)
USD	1,141	EUR	976	UBS AG	9/29/17	(22)
USD	12,590	EUR	10,733	UBS AG	9/29/17	(204)
USD	10,909	EUR	9,259	UBS AG	9/29/17	(128)
USD	21,734	EUR	18,269	UBS AG	9/29/17	(43)
USD	9,436	EUR	8,007	UBS AG	9/29/17	(108)
USD	12,806	EUR	10,825	UBS AG	9/29/17	(97)
ZAR	1,405,827	USD	104,677	Goldman Sachs & Co.	9/21/17	3,108
ZAR	1,411,968	USD	105,134	Goldman Sachs & Co.	9/21/17	3,121
						$(610,422)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Schatz 2-Year Bonds	15	December 2017	EUR	1,500,000	$2,002,814	$153
Korean Treasury 10-Year Bonds	8	September 2017	KRW	800,000,000	881,873	(8,954)
U.S. Treasury 10-Year Notes	47	December 2017	USD	4,700,000	5,968,266	(4,879)
U.S. Treasury 10-Year Ultra Notes	3	December 2017	USD	300,000	409,594	(616)
U.S. Treasury 2-Year Notes	44	December 2017	USD	8,800,000	9,517,750	(2,849)
U.S. Treasury 5-Year Notes	15	December 2017	USD	1,500,000	1,777,500	(151)
U.S. Treasury Ultra Bonds	2	December 2017	USD	200,000	338,125	2,250
					$20,895,922	$(15,046)
FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	13	December 2017	EUR	1,300,000	$2,036,004	$697
Euro-Bobl 5-Year Bonds	12	September 2017	EUR	1,200,000	1,901,959	(1,906)
Euro-Bund 10-Year Bonds	6	September 2017	EUR	600,000	1,179,118	(6,034)
U.K. Gilt 10-Year Bonds	12	December 2017	GBP	1,200,000	1,975,341	(639)
					$7,092,422	$(7,882)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America High Yield Index Series 25	Sell	5.00%	12/20/20	$1,685,600	$(14,821)	$152,052	$137,231
Markit CDX North America High Yield Index Series 26	Sell	5.00%	6/20/21	$772,200	11,141	57,492	68,633
Markit CDX North America High Yield Index Series 27	Sell	5.00%	12/20/21	$792,000	23,062	46,218	69,280
Markit CDX North America High Yield Index Series 28	Sell	5.00%	6/20/22	$2,390,000	162,168	35,695	197,863
					$181,550	$291,457	$473,007

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date		Notional Amount	Value****
Bank of America N.A.	BZDIOVRA	Receive	9.60%	1/2/19	BRL	16,421,000	$(120,096)
Bank of America N.A.	BZDIOVRA	Pay	10.78%	1/2/23	BRL	4,518,000	97,027
Morgan Stanley & Co.	BZDIOVRA	Receive	8.71%	1/2/19	BRL	8,417,000	(29,761)
Morgan Stanley & Co.	BZDIOVRA	Pay	10.24%	1/2/23	BRL	2,350,000	26,326
							$(26,504)

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notational amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

****Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DAC	-	Designated Activity Company
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank

FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $697,665.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $27,361,009, which represented 5.3% of total net assets.

(4)	Security is a zero-coupon bond.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(8)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(9)	The variable rate indicated resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations, unless otherwise noted.

(10)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.6% of total net assets.

(11)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	169,638,876	59,512,878	—
U.S. Treasury Securities	—	94,745,087	—
Corporate Bonds	—	63,888,147	—
Sovereign Governments and Agencies	—	42,396,116	—
U.S. Government Agency Mortgage-Backed Securities	—	32,364,177	—
Municipal Securities	—	17,152,213	—
Collateralized Mortgage Obligations	—	11,362,666	—
Asset-Backed Securities	—	8,190,480	—
Commercial Mortgage-Backed Securities	—	7,482,619	—
Commercial Paper	—	6,650,052	—
U.S. Government Agency Securities	—	2,780,586	—
Exchange-Traded Funds	1,694,811	—	—
Convertible Preferred Stocks	—	22,466	—
Temporary Cash Investments	12,246,256	99,819	—
	183,579,943	346,647,306	—
Other Financial Instruments
Futures Contracts	2,250	850	—
Swap Agreements	—	596,360	—
Forward Foreign Currency Exchange Contracts	—	380,159	—
	2,250	977,369	—

Liabilities
Other Financial Instruments
Futures Contracts	8,495	17,533	—
Swap Agreements	—	149,857	—
Forward Foreign Currency Exchange Contracts	—	990,581	—
	8,495	1,157,971	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$478,701,787
Gross tax appreciation of investments	$56,004,316
Gross tax depreciation of investments	(4,478,854)
Net tax appreciation (depreciation) of investments	$51,525,462

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
August 31, 2017

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 63.0%
Aerospace and Defense — 1.1%
AAR Corp.	3,300	118,998
Astronics Corp.(1)	482	12,672
Boeing Co. (The)	25,373	6,080,895
Curtiss-Wright Corp.	749	72,518
Hexcel Corp.	3,139	168,784
KLX, Inc.(1)	2,436	116,782
L3 Technologies, Inc.	4,714	855,497
Lockheed Martin Corp.	4,005	1,223,087
Mercury Systems, Inc.(1)	2,859	137,947
Northrop Grumman Corp.	234	63,697
Textron, Inc.	38,482	1,889,081
United Technologies Corp.	36,211	4,335,181
		15,075,139
Air Freight and Logistics — 0.1%
Royal Mail plc	55,114	280,938
XPO Logistics, Inc.(1)	28,573	1,748,668
		2,029,606
Airlines — 0.3%
American Airlines Group, Inc.	7,624	341,098
Delta Air Lines, Inc.	29,743	1,403,572
Deutsche Lufthansa AG	29,623	743,028
Qantas Airways Ltd.	141,134	641,752
Ryanair Holdings plc ADR(1)	8,820	1,002,834
		4,132,284
Auto Components — 0.6%
BorgWarner, Inc.	2,877	133,522
Bridgestone Corp.	18,400	789,827
Cooper Tire & Rubber Co.	1,906	64,042
Delphi Automotive plc	37,843	3,648,065
Faurecia	2,473	143,828
Hota Industrial Manufacturing Co. Ltd.	72,766	339,972
Ichikoh Industries Ltd.	28,000	186,183
LCI Industries	2,060	203,528
Motherson Sumi Systems Ltd.	119,133	574,175
Nokian Renkaat Oyj	3,956	167,232
Schaeffler AG Preference Shares	17,590	247,930
Stoneridge, Inc.(1)	2,138	35,405
Tenneco, Inc.	1,710	92,682
Toyota Boshoku Corp.	15,900	314,572
TS Tech Co. Ltd.	5,200	162,714
Valeo SA	11,960	799,879
		7,903,556

Automobiles — 0.8%
Astra International Tbk PT	557,900	329,296
Brilliance China Automotive Holdings Ltd.	466,000	1,205,827
Daimler AG	424	30,906
Ferrari NV	1,640	187,620
Fiat Chrysler Automobiles NV(1)	17,384	261,789
Ford Motor Co.	165,863	1,829,469
Geely Automobile Holdings Ltd.	285,000	700,687
Honda Motor Co. Ltd.	9,300	260,638
Honda Motor Co. Ltd. ADR	45,658	1,282,990
Peugeot SA	29,340	619,445
Subaru Corp.	21,200	743,596
Suzuki Motor Corp.	11,300	568,006
Tata Motors Ltd.(1)	65,670	386,821
Tofas Turk Otomobil Fabrikasi AS	68,150	623,564
Toyota Motor Corp.	21,000	1,181,089
		10,211,743
Banks — 4.8%
Ameris Bancorp	1,651	72,727
Associated Banc-Corp.	10,259	224,672
Australia & New Zealand Banking Group Ltd.	54,550	1,274,917
Banco Bilbao Vizcaya Argentaria SA	11,365	100,416
Banco do Brasil SA	22,800	220,985
Banco Macro SA ADR	3,406	353,577
Banco Santander SA	159,390	1,035,823
Bank Mandiri Persero Tbk PT	855,000	839,492
Bank of America Corp.	155,290	3,709,878
Bank of Hawaii Corp.	4,310	336,740
Bank of the Ozarks, Inc.	6,726	288,949
Bank Rakyat Indonesia Persero Tbk PT	455,700	516,599
Bankia SA	27,492	133,824
BankUnited, Inc.	18,648	620,605
BB&T Corp.	75,382	3,474,356
Bendigo and Adelaide Bank Ltd.	22,863	217,191
BNP Paribas SA	36,701	2,792,275
BOC Hong Kong Holdings Ltd.	114,000	580,507
Boston Private Financial Holdings, Inc.	7,700	113,190
CaixaBank SA	82,720	427,181
Capital Bank Financial Corp., Class A	945	35,532
Capitec Bank Holdings Ltd.	7,009	485,181
Cathay General Bancorp.	3,489	123,057
China CITIC Bank Corp. Ltd., H Shares	62,000	40,960
China Construction Bank Corp., H Shares	447,000	391,837
Citigroup, Inc.	12,638	859,763
Comerica, Inc.	1,698	115,888
Commerce Bancshares, Inc.	10,800	593,892
Commercial International Bank Egypt S.A.E.	27,684	131,861
Commercial International Bank Egypt S.A.E. GDR	42,875	195,939
Commonwealth Bank of Australia	6,068	365,641

Credicorp Ltd.	1,933	392,090
DNB ASA	32,330	631,352
East West Bancorp, Inc.	21,950	1,215,371
Erste Group Bank AG	31,440	1,328,499
FCB Financial Holdings, Inc., Class A(1)	6,149	268,096
FinecoBank Banca Fineco SpA	24,180	207,684
First Financial Bankshares, Inc.	1,233	49,382
First Hawaiian, Inc.	5,586	151,325
FNB Corp.	13,898	176,366
Grupo Financiero Banorte SAB de CV	89,040	607,569
Hana Financial Group, Inc.	14,303	621,539
HDFC Bank Ltd.	56,908	1,582,621
HSBC Holdings plc (Hong Kong)	106,800	1,037,191
HSBC Holdings plc (London)	258,549	2,509,146
Industrial & Commercial Bank of China Ltd., H Shares	1,378,105	1,031,939
ING Groep NV	60,217	1,068,112
Itau Unibanco Holding SA ADR	44,908	573,475
Itau Unibanco Holding SA Preference Shares	38,400	491,368
JPMorgan Chase & Co.	36,480	3,315,667
Kasikornbank PCL	36,100	229,396
KBC Group NV	25,294	2,078,580
LegacyTexas Financial Group, Inc.	4,542	163,467
Lloyds Banking Group plc	237,931	196,354
M&T Bank Corp.	14,312	2,116,172
Mebuki Financial Group, Inc.	34,600	122,745
Mitsubishi UFJ Financial Group, Inc.	145,900	894,630
Mizuho Financial Group, Inc.	251,100	431,919
Moneta Money Bank AS	70,517	247,272
OTP Bank plc	15,483	629,715
Oversea-Chinese Banking Corp. Ltd.	65,700	541,221
PNC Financial Services Group, Inc. (The)	23,912	2,998,804
Sberbank of Russia PJSC ADR	49,490	675,538
Societe Generale SA	19,527	1,093,256
Southside Bancshares, Inc.	2,756	90,039
Sumitomo Mitsui Financial Group, Inc.	13,700	512,683
SunTrust Banks, Inc.	9,336	514,414
SVB Financial Group(1)	3,003	508,528
Texas Capital Bancshares, Inc.(1)	2,322	172,408
U.S. Bancorp	98,212	5,033,365
UMB Financial Corp.	5,742	385,403
UniCredit SpA(1)	48,370	984,078
Unione di Banche Italiane SpA	22,480	103,780
United Overseas Bank Ltd.	11,100	196,713
Valley National Bancorp	59,144	661,821
Wells Fargo & Co.	56,366	2,878,612
Westamerica Bancorporation	11,192	576,948
Western Alliance Bancorp(1)	2,458	118,549
Westpac Banking Corp.	31,517	783,452
Yes Bank Ltd.	2,879	78,951

Zions Bancorporation	17,435	761,212
		64,712,272
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A(1)	3,723	554,727
China Resources Beer Holdings Co. Ltd.	60,000	150,580
Coca-Cola Amatil Ltd.	14,649	93,744
Coca-Cola Bottlers Japan, Inc.	4,700	161,177
Coca-Cola Bottling Co. Consolidated	403	86,077
Coca-Cola Co. (The)	2,823	128,588
Constellation Brands, Inc., Class A	3,772	754,777
Davide Campari-Milano SpA	7,420	53,706
Diageo plc	38,610	1,294,098
Fevertree Drinks plc	4,520	144,133
Heineken NV	7,730	810,988
MGP Ingredients, Inc.	1,452	81,646
Molson Coors Brewing Co., Class B	8,052	722,667
Monster Beverage Corp.(1)	17,948	1,001,857
PepsiCo, Inc.	22,198	2,568,975
Treasury Wine Estates Ltd.	161,990	1,864,646
		10,472,386
Biotechnology — 1.7%
AbbVie, Inc.	44,123	3,322,462
Aimmune Therapeutics, Inc.(1)	1,646	35,389
Alder Biopharmaceuticals, Inc.(1)	1,573	15,415
Alexion Pharmaceuticals, Inc.(1)	7,777	1,107,523
Amgen, Inc.	21,392	3,802,856
Amicus Therapeutics, Inc.(1)	1,762	24,562
Arena Pharmaceuticals, Inc.(1)	1,396	32,359
Avexis, Inc.(1)	308	28,752
Axovant Sciences Ltd.(1)	318	6,360
Biogen, Inc.(1)	10,186	3,224,480
Biohaven Pharmaceutical Holding Co. Ltd.(1)	691	24,703
BioMarin Pharmaceutical, Inc.(1)	5,256	474,039
Bioverativ, Inc.(1)	8,673	491,672
Celgene Corp.(1)	23,654	3,286,250
Clovis Oncology, Inc.(1)	752	57,205
CSL Ltd.	11,940	1,219,873
DBV Technologies SA(1)	790	69,895
Exact Sciences Corp.(1)	1,434	60,070
FibroGen, Inc.(1)	1,477	71,191
Flexion Therapeutics, Inc.(1)	1,946	50,012
Galapagos NV(1)	2,787	256,365
Genmab A/S(1)	454	105,954
Gilead Sciences, Inc.	13,184	1,103,633
Halozyme Therapeutics, Inc.(1)	2,680	34,867
Incyte Corp.(1)	9,563	1,314,052
Jounce Therapeutics, Inc.(1)	579	9,837
Kite Pharma, Inc.(1)	730	129,933
Ligand Pharmaceuticals, Inc., Class B(1)	353	45,491

Medy-Tox, Inc.	1,403	708,094
Neurocrine Biosciences, Inc.(1)	432	24,451
PeptiDream, Inc.(1)	3,700	129,072
Portola Pharmaceuticals, Inc.(1)	977	61,991
Prothena Corp. plc(1)	502	30,843
Puma Biotechnology, Inc.(1)	527	48,747
Radius Health, Inc.(1)	901	33,905
Regeneron Pharmaceuticals, Inc.(1)	2,455	1,219,889
Sage Therapeutics, Inc.(1)	566	46,554
Sarepta Therapeutics, Inc.(1)	916	36,906
Seegene, Inc.(1)	9,976	278,684
Spark Therapeutics, Inc.(1)	675	55,573
Ultragenyx Pharmaceutical, Inc.(1)	626	35,720
Vitrolife AB	1,420	119,201
		23,234,830
Building Products — 0.7%
Apogee Enterprises, Inc.	1,542	67,385
Continental Building Products, Inc.(1)	803	19,553
CSW Industrials, Inc.(1)	5,810	243,148
Daikin Industries Ltd.	9,200	920,126
dormakaba Holding AG	88	79,333
Fortune Brands Home & Security, Inc.	10,120	632,804
Johnson Controls International plc	138,883	5,498,378
Lennox International, Inc.	2,856	473,325
LIXIL Group Corp.	7,600	199,376
Masonite International Corp.(1)	942	59,629
NCI Building Systems, Inc.(1)	2,563	43,058
Nichias Corp.	9,000	105,444
Owens Corning	11,083	821,583
PGT Innovations, Inc.(1)	6,790	89,628
Sanwa Holdings Corp.	12,300	137,170
USG Corp.(1)	6,587	197,610
		9,587,550
Capital Markets — 2.0%
3i Group plc	62,497	783,501
Affiliated Managers Group, Inc.	11,584	2,046,777
Ameriprise Financial, Inc.	13,499	1,869,746
Ares Management LP	7,418	134,637
AURELIUS Equity Opportunities SE & Co. KGaA	3,790	224,823
Bank of New York Mellon Corp. (The)	50,830	2,657,392
BlackRock, Inc.	2,395	1,003,529
Brookfield Asset Management, Inc., Class A	5,821	230,230
Burford Capital Ltd.	14,620	218,732
CBOE Holdings, Inc.	6,972	703,405
Charles Schwab Corp. (The)	27,754	1,107,385
Daiwa Securities Group, Inc.	51,000	279,181
Deutsche Boerse AG	5,099	545,035
Donnelley Financial Solutions, Inc.(1)	1,988	42,563
Evercore, Inc., Class A	24,027	1,812,837

Goldman Sachs Group, Inc. (The)	1,388	310,551
Hamilton Lane, Inc., Class A	1,340	31,410
Intermediate Capital Group plc	21,460	246,419
Invesco Ltd.	84,763	2,778,531
Investec plc	17,332	132,231
Julius Baer Group Ltd.	29,479	1,647,713
London Stock Exchange Group plc	29,500	1,506,786
Moelis & Co., Class A	2,417	95,230
Nasdaq, Inc.	4,519	340,642
NEX Group plc	18,450	158,177
Northern Trust Corp.	23,534	2,082,759
Partners Group Holding AG	380	246,478
S&P Global, Inc.	10,021	1,546,541
SBI Holdings, Inc.	11,900	165,400
SEI Investments Co.	16,835	984,174
St. James's Place plc	52,030	775,739
State Street Corp.	2,874	265,816
Stifel Financial Corp.	2,287	109,204
T. Rowe Price Group, Inc.	4,354	367,303
UBS Group AG	25,196	415,138
		27,866,015
Chemicals — 1.3%
Air Products & Chemicals, Inc.	14,908	2,167,176
Arkema SA	9,434	1,025,139
BASF SE	1,732	167,774
Cabot Corp.	28,220	1,486,630
Chemours Co. (The)	663	32,533
Chr Hansen Holding A/S	10,140	872,410
Covestro AG	2,788	219,086
Dow Chemical Co. (The)	16,150	1,076,398
FMC Corp.	20,951	1,806,395
Hitachi Chemical Co. Ltd.	9,800	265,291
Huntsman Corp.	35,782	950,728
Ingevity Corp.(1)	7,023	442,238
Innophos Holdings, Inc.	4,417	201,680
Innospec, Inc.	2,730	151,515
Koppers Holdings, Inc.(1)	1,067	41,826
Lotte Chemical Corp.	304	107,705
LyondellBasell Industries NV, Class A	7,437	673,718
Mexichem SAB de CV	200,724	534,388
Minerals Technologies, Inc.	2,854	182,656
Mitsubishi Chemical Holdings Corp.	63,700	592,760
Monsanto Co.	5,681	665,813
PolyOne Corp.	4,751	171,701
PPG Industries, Inc.	18,287	1,907,700
Scotts Miracle-Gro Co. (The), Class A	4,303	411,324
Sensient Technologies Corp.	2,179	157,215
Tosoh Corp.	61,000	715,787
Umicore SA	1,390	103,834

Valvoline, Inc.	2,613	55,631
WR Grace & Co.	1,402	100,215
		17,287,266
Commercial Services and Supplies — 0.3%
Advanced Disposal Services, Inc.(1)	5,606	133,647
Brink's Co. (The)	10,371	813,605
Ceco Environmental Corp.	566	4,228
Deluxe Corp.	1,433	99,379
Downer EDI Ltd.	85,780	485,519
G4S plc	105,594	387,101
InnerWorkings, Inc.(1)	8,371	87,644
Interface, Inc.	2,520	47,880
Loomis AB, B Shares	3,380	123,277
LSC Communications, Inc.	1,758	28,321
MSA Safety, Inc.	742	54,062
Multi-Color Corp.	1,384	110,443
Rentokil Initial plc	70,640	278,144
Republic Services, Inc.	9,703	633,024
SP Plus Corp.(1)	506	18,671
Waste Management, Inc.	9,445	728,304
		4,033,249
Communications Equipment — 0.6%
ARRIS International plc(1)	1,304	36,329
Ciena Corp.(1)	3,031	65,500
Cisco Systems, Inc.	175,892	5,665,481
F5 Networks, Inc.(1)	471	56,228
Lumentum Holdings, Inc.(1)	772	43,888
Palo Alto Networks, Inc.(1)	19,540	2,592,763
		8,460,189
Construction and Engineering — 0.2%
Argan, Inc.	563	35,666
China Railway Construction Corp. Ltd., H Shares	301,000	394,628
Dycom Industries, Inc.(1)	1,126	90,846
Granite Construction, Inc.	2,963	163,646
Jacobs Engineering Group, Inc.	6,832	372,276
Larsen & Toubro Ltd.	15,498	275,480
Maeda Corp.	7,000	85,514
NCC AB, B Shares	13,535	353,120
Peab AB	16,518	189,695
Penta-Ocean Construction Co. Ltd.	26,200	157,293
SHO-BOND Holdings Co. Ltd.	2,200	121,872
Taisei Corp.	26,000	260,863
Valmont Industries, Inc.	669	96,035
		2,596,934
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., H Shares	108,500	404,843
Cemex SAB de CV ADR(1)	29,113	271,042
CRH plc	41,210	1,439,130
HeidelbergCement AG	8,140	781,520

Summit Materials, Inc., Class A(1)	5,755	170,003
Vulcan Materials Co.	8,408	1,019,554
Wienerberger AG	6,811	147,001
		4,233,093
Consumer Finance — 0.3%
Aiful Corp.(1)	32,200	111,888
American Express Co.	12,180	1,048,698
Bharat Financial Inclusion Ltd.(1)	20,935	287,975
Credit Acceptance Corp.(1)	1,079	293,812
Discover Financial Services	8,354	492,468
Green Dot Corp., Class A(1)	2,378	114,572
KRUK SA	4,366	417,287
OneMain Holdings, Inc.(1)	13,176	360,627
Srisawad Corp. PCL	243,118	375,239
		3,502,566
Containers and Packaging — 0.5%
AptarGroup, Inc.	533	44,564
Ball Corp.	31,656	1,265,923
Bemis Co., Inc.	11,652	496,492
CCL Industries, Inc., Class B	3,010	139,635
Graphic Packaging Holding Co.	87,856	1,146,521
Klabin SA	47,600	258,123
Packaging Corp. of America	7,345	825,651
RPC Group plc	37,993	455,424
Silgan Holdings, Inc.	7,915	238,162
Sonoco Products Co.	13,823	667,098
WestRock Co.	25,437	1,447,620
		6,985,213
Distributors†
LKQ Corp.(1)	17,829	617,775
Diversified Consumer Services — 0.3%
AA plc	25,066	51,861
Bright Horizons Family Solutions, Inc.(1)	2,283	182,480
Capella Education Co.	316	21,283
Chegg, Inc.(1)	9,827	139,445
H&R Block, Inc.	58,741	1,570,734
Kroton Educacional SA	110,000	626,904
New Oriental Education & Technology Group, Inc. ADR	6,655	544,046
TAL Education Group ADR	41,428	1,260,654
		4,397,407
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	8,626	1,562,686
Challenger Ltd.	10,680	106,465
Compass Diversified Holdings	13,615	232,817
Industrivarden AB, C Shares	9,753	231,006
Investor AB, B Shares	3,125	146,147
Kinnevik AB, B Shares	9,092	273,593
L E Lundbergforetagen AB, B Shares	2,443	189,242
Leucadia National Corp.	65,605	1,553,526

ORIX Corp.	24,300	388,919
Standard Life Aberdeen PLC	6,411	35,614
		4,720,015
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	48,640	1,822,054
Deutsche Telekom AG	15,423	278,342
HKT Trust & HKT Ltd.	150,000	193,592
Level 3 Communications, Inc.(1)	17,516	953,396
LG Uplus Corp.	15,631	191,298
Masmovil Ibercom SA(1)	391	28,859
Nippon Telegraph & Telephone Corp.	14,100	701,312
Orange SA	21,412	363,869
PCCW Ltd.	396,000	220,625
Swisscom AG	1,538	775,616
TDC A/S	14,881	88,657
Telefonica Deutschland Holding AG	12,161	65,813
Telefonica SA	45,089	486,253
Telekomunikasi Indonesia Persero Tbk PT	1,318,900	463,622
Telenor ASA	2,465	49,917
Telstra Corp. Ltd.	67,443	196,763
Verizon Communications, Inc.	64,612	3,099,438
		9,979,426
Electric Utilities — 0.8%
ALLETE, Inc.	1,906	147,391
Edison International	27,100	2,172,878
EDP - Energias de Portugal SA	123,732	475,032
Endesa SA	28,600	689,960
Enel SpA	32,534	196,943
Eversource Energy	5,392	339,696
FirstEnergy Corp.	51,576	1,680,346
PG&E Corp.	28,162	1,982,042
Pinnacle West Capital Corp.	6,265	563,662
PPL Corp.	18,360	720,446
Spark Energy, Inc., Class A	732	11,602
Tata Power Co. Ltd. (The)	104,840	129,971
Westar Energy, Inc.	4,099	210,320
Xcel Energy, Inc.	43,068	2,131,866
		11,452,155
Electrical Equipment — 0.5%
AMETEK, Inc.	8,204	518,903
AZZ, Inc.	1,975	96,578
Eaton Corp. plc	40,559	2,910,514
Emerson Electric Co.	12,134	716,391
Havells India Ltd.	41,354	315,915
Hubbell, Inc.	8,188	923,525
Melrose Industries plc	104,681	297,799
Nordex SE(1)	2,484	34,509
Rockwell Automation, Inc.	2,457	403,095
Sensata Technologies Holding NV(1)	3,729	166,537

Thermon Group Holdings, Inc.(1)	4,591	75,843
Vestas Wind Systems A/S	6,479	590,098
		7,049,707
Electronic Equipment, Instruments and Components — 0.8%
AAC Technologies Holdings, Inc.	49,000	893,499
Alps Electric Co. Ltd.	3,200	87,906
Anritsu Corp.	6,800	54,123
AVX Corp.	1,772	30,921
Belden, Inc.	1,536	118,380
CDW Corp.	10,581	671,047
Coherent, Inc.(1)	257	59,963
Corning, Inc.	2,749	79,061
Dolby Laboratories, Inc., Class A	16,427	828,906
Fabrinet(1)	1,207	46,880
Hexagon AB, B Shares	19,050	934,788
Keyence Corp.	2,200	1,145,877
Keysight Technologies, Inc.(1)	20,278	828,559
Landis+Gyr Group AG(1)	619	47,735
Largan Precision Co. Ltd.	1,000	193,181
LG Innotek Co. Ltd.	2,499	408,891
National Instruments Corp.	14,939	603,386
Omron Corp.	3,100	155,656
OSI Systems, Inc.(1)	1,546	128,411
Sunny Optical Technology Group Co. Ltd.	61,000	874,574
TE Connectivity Ltd.	25,667	2,043,093
Topcon Corp.	9,100	160,669
Trimble, Inc.(1)	15,359	594,086
TTM Technologies, Inc.(1)	5,769	82,151
VeriFone Systems, Inc.(1)	6,844	135,306
		11,207,049
Energy Equipment and Services — 0.9%
Baker Hughes	53,775	1,822,973
Basic Energy Services, Inc.(1)	1,064	15,151
Dril-Quip, Inc.(1)	24,448	918,022
Halliburton Co.	27,328	1,064,972
Helix Energy Solutions Group, Inc.(1)	3,768	23,625
Helmerich & Payne, Inc.	8,852	374,794
Keane Group, Inc.(1)	1,897	24,566
Mammoth Energy Services, Inc.(1)	4,785	65,937
National Oilwell Varco, Inc.	25,885	793,893
Schlumberger Ltd.	101,564	6,450,330
Subsea 7 SA	18,574	267,431
TechnipFMC plc(1)	4,683	120,962
Trican Well Service Ltd.(1)	35,700	105,778
		12,048,434
Equity Real Estate Investment Trusts (REITs) — 2.6%
Activia Properties, Inc.	58	254,823
Alexandria Real Estate Equities, Inc.	6,340	769,105
Allied Properties Real Estate Investment Trust	9,673	299,853

American Tower Corp.	9,958	1,474,282
Apartment Investment & Management Co., Class A	5,929	268,762
Armada Hoffler Properties, Inc.	5,390	72,064
Ascendas Real Estate Investment Trust	88,200	173,024
AvalonBay Communities, Inc.	1,150	215,890
Boston Properties, Inc.	9,170	1,105,902
British Land Co. plc (The)	26,214	207,282
Camden Property Trust	3,897	348,704
CapitaLand Mall Trust	109,600	175,399
CareTrust REIT, Inc.	3,805	73,398
Charter Hall Group	34,987	157,699
Chatham Lodging Trust	1,359	27,561
Community Healthcare Trust, Inc.	2,742	72,828
Crown Castle International Corp.	7,221	783,045
CubeSmart	9,261	228,284
CyrusOne, Inc.	4,495	283,320
Daiwa House REIT Investment Corp.	127	310,525
Dexus	58,562	446,451
DiamondRock Hospitality Co.	3,036	33,366
Digital Realty Trust, Inc.	4,484	530,637
Empire State Realty Trust, Inc.	25,635	521,672
EPR Properties	511	35,596
Equinix, Inc.	1,417	663,737
Equity Residential	23,223	1,559,424
Essex Property Trust, Inc.	1,794	477,150
Four Corners Property Trust, Inc.	1,278	32,474
Gaming and Leisure Properties, Inc.	31,401	1,230,605
Gecina SA	4,251	662,433
GGP, Inc.	13,587	281,930
Goodman Group	73,650	485,363
Healthcare Trust of America, Inc., Class A	7,890	245,142
Hulic Reit, Inc.	183	277,159
Invitation Homes, Inc.	3,185	73,701
Kimco Realty Corp.	17,282	339,073
Kite Realty Group Trust	9,453	190,194
Lexington Realty Trust	4,439	43,769
Link REIT	73,000	602,600
MedEquities Realty Trust, Inc.	8,972	102,909
Medical Properties Trust, Inc.	5,706	75,091
Merlin Properties Socimi SA	20,944	288,597
MGM Growth Properties LLC, Class A	16,746	512,428
National Health Investors, Inc.	1,282	102,791
Nippon Prologis REIT, Inc.	123	267,180
Orix JREIT, Inc.	101	145,710
Paramount Group, Inc.	27,088	427,449
Piedmont Office Realty Trust, Inc., Class A	28,114	569,309
Potlatch Corp.	5,421	259,124
Prologis, Inc.	20,615	1,306,166
PS Business Parks, Inc.	581	78,499

QTS Realty Trust, Inc., Class A	2,807	152,083
Rayonier, Inc.	9,127	264,774
Regency Centers Corp.	9,126	586,984
RLJ Lodging Trust	2,165	43,690
Sabra Health Care REIT, Inc.	35,648	778,909
Safestore Holdings plc	36,703	196,250
SBA Communications Corp.(1)	16,823	2,583,172
Scentre Group	150,260	461,074
Segro plc	142,393	990,611
Simon Property Group, Inc.	5,923	929,023
Spirit Realty Capital, Inc.	40,753	354,551
Starwood Waypoint Homes	21,196	789,127
STORE Capital Corp.	14,282	362,477
Summit Hotel Properties, Inc.	3,330	49,417
Sunstone Hotel Investors, Inc.	8,884	140,367
UDR, Inc.	13,429	521,314
Unibail-Rodamco SE	2,212	562,336
UNITE Group plc (The)	20,368	182,521
Urban Edge Properties	11,486	288,873
Urstadt Biddle Properties, Inc., Class A	2,617	54,120
Ventas, Inc.	8,194	560,797
Vornado Realty Trust	6,050	450,665
Welltower, Inc.	5,619	411,423
Westfield Corp.	19,334	114,196
Weyerhaeuser Co.	46,528	1,517,278
WP Carey, Inc.	23,020	1,584,927
		35,100,438
Food and Staples Retailing — 1.3%
BIM Birlesik Magazalar AS	21,622	478,945
Costco Wholesale Corp.	2,228	349,217
CP ALL PCL	136,800	255,431
CVS Health Corp.	52,772	4,081,386
Distribuidora Internacional de Alimentacion SA	31,967	202,301
Jeronimo Martins SGPS SA	27,510	548,878
METRO AG(1)	3,823	74,729
President Chain Store Corp.	47,000	393,237
Sysco Corp.	27,832	1,465,911
Wal-Mart Stores, Inc.	79,385	6,197,587
Walgreens Boots Alliance, Inc.	29,593	2,411,830
X5 Retail Group NV GDR(1)	14,181	578,585
		17,038,037
Food Products — 1.1%
a2 Milk Co. Ltd.(1)	76,900	308,103
Associated British Foods plc	22,170	952,352
Campbell Soup Co.	14,220	656,964
Conagra Brands, Inc.	75,224	2,441,771
Danone SA	4,510	355,155
General Mills, Inc.	32,363	1,723,653
Glanbia plc	3,370	63,026

Hormel Foods Corp.	29,528	907,691
Hostess Brands, Inc.(1)	5,564	74,224
Indofood Sukses Makmur Tbk PT	659,700	414,105
J.M. Smucker Co. (The)	5,134	537,838
John B Sanfilippo & Son, Inc.	964	59,826
Kellogg Co.	12,709	831,931
Lamb Weston Holdings, Inc.	5,112	232,494
Mondelez International, Inc., Class A	85,708	3,484,887
Nestle SA	3,912	331,864
Omega Protein Corp.	2,095	33,101
Pilgrim's Pride Corp.(1)	1,140	33,573
Premium Brands Holdings Corp.	2,820	222,687
TreeHouse Foods, Inc.(1)	2,213	148,249
Tyson Foods, Inc., Class A	26,298	1,664,663
		15,478,157
Gas Utilities — 0.2%
Atmos Energy Corp.	5,577	490,999
China Gas Holdings Ltd.	228,000	575,699
National Fuel Gas Co.	15,371	891,211
Spire, Inc.	8,190	626,535
		2,584,444
Health Care Equipment and Supplies — 2.1%
Abbott Laboratories	26,560	1,352,966
ABIOMED, Inc.(1)	2,126	320,601
Align Technology, Inc.(1)	2,975	525,801
Ambu A/S, B Shares	1,677	120,554
Baxter International, Inc.	20,389	1,264,934
Becton Dickinson and Co.	10,804	2,154,750
BioMerieux	670	164,027
Boston Scientific Corp.(1)	22,001	606,128
Cooper Cos., Inc. (The)	2,032	509,687
CR Bard, Inc.	721	231,304
Edwards Lifesciences Corp.(1)	14,571	1,656,140
Essilor International SA	3,492	440,856
Hill-Rom Holdings, Inc.	4,620	355,555
Hologic, Inc.(1)	50,120	1,934,632
IDEXX Laboratories, Inc.(1)	3,519	546,958
Intuitive Surgical, Inc.(1)	2,139	2,148,989
Koninklijke Philips NV	12,722	481,305
Masimo Corp.(1)	2,651	223,691
Medtronic plc	59,924	4,831,073
Merit Medical Systems, Inc.(1)	2,387	98,583
Nevro Corp.(1)	2,029	174,859
NuVasive, Inc.(1)	9,107	569,005
Penumbra, Inc.(1)	3,173	272,878
STERIS plc	5,288	460,902
Sysmex Corp.	11,000	678,401
Teleflex, Inc.	5,575	1,180,506
Utah Medical Products, Inc.	640	46,176

Varex Imaging Corp.(1)	3,029	92,475
West Pharmaceutical Services, Inc.	6,864	597,443
Zimmer Biomet Holdings, Inc.	41,731	4,768,601
		28,809,780
Health Care Providers and Services — 1.6%
Acadia Healthcare Co., Inc.(1)	2,343	109,980
Ambea AB(1)	8,440	93,208
Amedisys, Inc.(1)	13,996	731,151
AMN Healthcare Services, Inc.(1)	4,239	158,327
Anthem, Inc.	10,351	2,029,210
Cardinal Health, Inc.	11,366	766,750
Cigna Corp.	15,359	2,796,260
CVS Group plc	11,950	209,073
Envision Healthcare Corp.(1)	7,565	396,482
Express Scripts Holding Co.(1)	16,300	1,023,966
Fresenius Medical Care AG & Co. KGaA	8,460	790,590
HCA Healthcare, Inc.(1)	22,162	1,743,263
HealthEquity, Inc.(1)	2,384	101,964
Humana, Inc.	8,992	2,316,519
LifePoint Health, Inc.(1)	14,779	856,443
McKesson Corp.	7,828	1,168,799
Miraca Holdings, Inc.	10,400	472,534
Owens & Minor, Inc.	3,256	90,973
PharMerica Corp.(1)	698	20,521
Providence Service Corp. (The)(1)	1,527	79,144
Quest Diagnostics, Inc.	9,220	998,987
Tivity Health, Inc.(1)	4,516	177,027
UnitedHealth Group, Inc.	21,530	4,282,317
WellCare Health Plans, Inc.(1)	4,937	862,395
		22,275,883
Health Care Technology — 0.1%
Cerner Corp.(1)	10,564	716,028
CompuGroup Medical SE	2,123	123,826
Cotiviti Holdings, Inc.(1)	5,645	201,696
Evolent Health, Inc., Class A(1)	4,860	81,162
Quality Systems, Inc.(1)	635	10,001
Veeva Systems, Inc., Class A(1)	3,543	210,809
		1,343,522
Hotels, Restaurants and Leisure — 1.3%
Accor SA	18,030	834,943
Alsea SAB de CV	75,675	275,116
Aramark	7,486	304,605
Carnival Corp.	37,926	2,635,098
Carnival plc	13,470	936,221
Cedar Fair LP	1,840	127,659
China Lodging Group Ltd. ADR(1)	8,574	973,235
Chipotle Mexican Grill, Inc.(1)	2,904	919,726
Churchill Downs, Inc.	1,286	251,284
ClubCorp Holdings, Inc.	4,896	83,232

Compass Group plc	39,395	841,557
Corporate Travel Management Ltd.	7,700	133,073
Darden Restaurants, Inc.	9,905	813,101
Elior Group SA	5,990	159,017
Hilton Grand Vacations, Inc.(1)	2,553	92,546
Hilton Worldwide Holdings, Inc.	13,857	891,421
Las Vegas Sands Corp.	40,569	2,523,798
McDonald's Corp.	261	41,752
Melco Resorts & Entertainment Ltd. ADR	26,300	577,285
MGM Resorts International	25,311	834,251
Minor International PCL	475,100	568,746
NH Hotel Group SA	33,310	216,907
Papa John's International, Inc.	4,507	337,079
Planet Fitness, Inc., Class A	6,027	152,905
Red Robin Gourmet Burgers, Inc.(1)	1,910	108,870
Royal Caribbean Cruises Ltd.	15,101	1,879,470
Texas Roadhouse, Inc.	2,115	100,357
Vail Resorts, Inc.	2,767	630,738
		18,243,992
Household Durables — 0.5%
Cairn Homes plc(1)	141,675	290,090
Electrolux ABSeries B	17,686	643,046
Garmin Ltd.	9,185	473,027
Haier Electronics Group Co. Ltd.	304,000	807,999
Helen of Troy Ltd.(1)	1,166	105,290
Husqvarna AB, B Shares	10,620	107,126
Installed Building Products, Inc.(1)	2,141	123,536
Mohawk Industries, Inc.(1)	2,410	610,019
Newell Brands, Inc.	28,377	1,370,042
NVR, Inc.(1)	280	761,838
PulteGroup, Inc.	23,404	604,291
SEB SA	1,509	274,129
Sony Corp.	900	35,506
Taylor Morrison Home Corp., Class A(1)	3,430	69,355
		6,275,294
Household Products — 0.6%
Church & Dwight Co., Inc.	15,468	776,030
Energizer Holdings, Inc.	3,744	165,298
Kimberly-Clark Corp.	14,417	1,777,472
Procter & Gamble Co. (The)	46,484	4,289,079
Reckitt Benckiser Group plc	6,450	611,525
Spectrum Brands Holdings, Inc.	8,015	881,329
		8,500,733
Independent Power and Renewable Electricity Producers†
Uniper SE	15,315	381,317
Industrial Conglomerates — 0.8%
3M Co.	8,052	1,645,185
Carlisle Cos., Inc.	13,874	1,313,729
CK Hutchison Holdings Ltd.	13,000	170,105

DCC plc	2,342	213,354
General Electric Co.	157,697	3,871,461
Honeywell International, Inc.	21,531	2,977,091
Rheinmetall AG	2,315	236,621
Siemens AG	5,979	781,524
		11,209,070
Insurance — 1.8%
Aflac, Inc.	16,361	1,350,601
AIA Group Ltd.	258,200	1,981,268
Allianz SE	7,513	1,607,658
Allstate Corp. (The)	23,884	2,161,502
AMERISAFE, Inc.	2,225	119,705
Arthur J. Gallagher & Co.	8,230	476,517
Assicurazioni Generali SpA	3,600	64,456
Assurant, Inc.	3,510	332,362
Aviva plc	164,458	1,111,152
Brown & Brown, Inc.	9,141	410,979
Chubb Ltd.	20,984	2,967,557
CNP Assurances	28,282	656,532
Dai-ichi Life Holdings, Inc.	6,900	111,093
Discovery Ltd.	36,831	426,386
Everest Re Group Ltd.	5,900	1,489,632
Hannover Rueck SE	3,120	378,106
Hanover Insurance Group, Inc. (The)	2,134	209,516
James River Group Holdings Ltd.	4,832	192,700
Kinsale Capital Group, Inc.	2,555	96,707
Legal & General Group plc	32,863	110,572
Loews Corp.	6,245	290,892
Mapfre SA	97,750	345,958
MetLife, Inc.	13,180	617,219
MS&AD Insurance Group Holdings, Inc.	4,800	158,450
Muenchener Rueckversicherungs-Gesellschaft AG	1,819	375,486
Ping An Insurance Group Co. of China Ltd., H Shares	105,500	837,853
ProAssurance Corp.	5,728	305,016
Reinsurance Group of America, Inc.	4,229	568,589
RLI Corp.	3,022	161,738
SCOR SE	2,099	87,956
Sompo Holdings, Inc.	2,900	109,078
Sony Financial Holdings, Inc.	4,900	77,644
Stewart Information Services Corp.	222	8,010
Swiss Life Holding AG	360	128,841
Swiss Re AG	10,202	923,973
Torchmark Corp.	2,931	225,599
Travelers Cos., Inc. (The)	9,772	1,184,171
Trupanion, Inc.(1)	3,954	86,514
Unum Group	8,382	403,845
Validus Holdings Ltd.	4,156	208,423
Zurich Insurance Group AG	3,824	1,144,070
		24,504,326
Internet and Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	11,939	11,707,383
ASOS plc(1)	12,332	903,689

Ctrip.com International Ltd. ADR(1)	10,829	557,152
Expedia, Inc.	24,535	3,640,013
Priceline Group, Inc. (The)(1)	360	666,749
Rakuten, Inc.	74,200	881,140
Start Today Co. Ltd.	48,000	1,493,246
Zalando SE(1)	26,353	1,248,133
		21,097,505
Internet Software and Services — 3.1%
2U, Inc.(1)	3,081	154,358
Alarm.com Holdings, Inc.(1)	2,779	124,833
Alibaba Group Holding Ltd. ADR(1)	24,364	4,184,273
Alphabet, Inc., Class A(1)	17,226	16,454,964
Blucora, Inc.(1)	1,161	26,471
CoStar Group, Inc.(1)	2,082	596,743
eBay, Inc.(1)	10,108	365,202
Facebook, Inc., Class A(1)	57,410	9,872,798
Five9, Inc.(1)	5,164	111,026
j2 Global, Inc.	977	73,549
Just Eat plc(1)	29,340	252,678
LogMeIn, Inc.	12,112	1,385,613
Mimecast Ltd.(1)	4,039	109,255
Momo, Inc. ADR(1)	7,649	294,716
NAVER Corp.	392	262,469
Q2 Holdings, Inc.(1)	2,749	111,609
Shopify, Inc., Class A(1)	615	68,216
Stamps.com, Inc.(1)	189	36,146
Tencent Holdings Ltd.	107,600	4,523,579
VeriSign, Inc.(1)	7,342	761,732
Weibo Corp. ADR(1)	4,123	416,835
Wix.com Ltd.(1)	1,157	75,321
Yandex NV, A Shares(1)	44,307	1,329,653
		41,592,039
IT Services — 1.5%
Acxiom Corp.(1)	2,592	60,368
Alliance Data Systems Corp.	3,735	842,243
Alten SA	1,880	160,020
Amadeus IT Group SA, A Shares	15,060	933,521
Booz Allen Hamilton Holding Corp.	22,668	773,205
Cardtronics plc(1)	2,363	61,391
CSG Systems International, Inc.	3,221	124,685
CSRA, Inc.	3,063	96,515
DXC Technology Co.	25,067	2,130,695
Euronet Worldwide, Inc.(1)	585	57,488
EVERTEC, Inc.	8,631	158,810
Fidelity National Information Services, Inc.	20,427	1,898,077
First Data Corp., Class A(1)	47,967	883,072
Fiserv, Inc.(1)	9,150	1,131,946
Global Payments, Inc.	7,114	679,316
GMO Payment Gateway, Inc.	1,000	63,856
International Business Machines Corp.	21,329	3,050,687
Keywords Studios plc	9,150	168,486
Mastercard, Inc., Class A	313	41,723
My EG Services Bhd	685,600	341,414

PayPal Holdings, Inc.(1)	26,284	1,621,197
Presidio, Inc.(1)	5,091	70,816
Science Applications International Corp.	1,327	98,039
Teradata Corp.(1)	6,516	207,991
Total System Services, Inc.	6,343	438,428
Travelport Worldwide Ltd.	3,930	59,500
Vakrangee Ltd.	54,520	436,663
Vantiv, Inc., Class A(1)	5,603	396,076
Visa, Inc., Class A	29,956	3,101,045
		20,087,273
Leisure Products — 0.2%
Brunswick Corp.	29,230	1,533,990
Malibu Boats, Inc., Class A(1)	3,729	100,571
Mattel, Inc.	66,866	1,084,567
MCBC Holdings, Inc.(1)	2,050	35,137
Sega Sammy Holdings, Inc.	18,600	267,322
Trigano SA	1,710	223,720
		3,245,307
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	15,472	1,001,348
Bio-Techne Corp.	7,413	917,581
Eurofins Scientific SE	215	122,880
Illumina, Inc.(1)	5,052	1,032,932
Lonza Group AG	7,558	1,913,637
PRA Health Sciences, Inc.(1)	1,679	129,955
Thermo Fisher Scientific, Inc.	448	83,839
Waters Corp.(1)	2,132	391,179
		5,593,351
Machinery — 1.9%
Airtac International Group	48,742	677,533
Allison Transmission Holdings, Inc.	1,439	49,976
Barnes Group, Inc.	690	43,139
Cargotec Oyj, B Shares	3,231	194,625
Caterpillar, Inc.	7,329	861,084
CIRCOR International, Inc.	829	39,809
Cummins, Inc.	22,169	3,533,295
Daifuku Co. Ltd.	5,900	256,802
Deere & Co.	2,012	233,251
Donaldson Co., Inc.	7,285	344,216
EnPro Industries, Inc.	3,490	245,940
FANUC Corp.	3,300	640,579
Fortive Corp.	2,311	150,146
Fuji Machine Manufacturing Co. Ltd.	7,100	125,163
Gardner Denver Holdings, Inc.(1)	2,989	70,212
Global Brass & Copper Holdings, Inc.	5,390	160,892
Graham Corp.	3,621	72,529
Harsco Corp.(1)	707	12,090
Hitachi Construction Machinery Co. Ltd.	13,900	392,591
Industria Macchine Automatiche SpA	1,370	132,594
Ingersoll-Rand plc	22,405	1,913,163
ITT, Inc.	2,818	113,735
John Bean Technologies Corp.	6,513	577,703
Kadant, Inc.	135	11,725

Kennametal, Inc.	19,934	697,690
KION Group AG	3,114	284,035
Komatsu Ltd.	44,600	1,206,940
Konecranes Oyj	4,632	204,410
Middleby Corp. (The)(1)	9,033	1,099,316
NN, Inc.	380	9,690
Oshkosh Corp.	19,689	1,468,799
PACCAR, Inc.	3,857	255,835
Parker-Hannifin Corp.	16,683	2,684,128
Rexnord Corp.(1)	1,432	34,196
Sandvik AB	74,933	1,238,235
Snap-on, Inc.	8,058	1,189,119
THK Co. Ltd.	7,400	247,037
Toro Co. (The)	16,424	1,013,032
Tsubaki Nakashima Co. Ltd.	6,900	155,405
Valmet Oyj	6,939	131,590
WABCO Holdings, Inc.(1)	7,536	1,082,320
Wabtec Corp.	4,030	284,397
Weichai Power Co. Ltd., H Shares	263,000	270,872
Weir Group plc (The)	36,460	846,279
Woodward, Inc.	1,116	78,354
Yangzijiang Shipbuilding Holdings Ltd.	47,100	51,930
		25,386,401
Marine — 0.1%
AP Moller - Maersk A/S, B Shares	410	845,286
Media — 0.8%
Charter Communications, Inc., Class A(1)	445	177,350
Cineworld Group plc	5,070	42,450
Comcast Corp., Class A	73,022	2,965,423
CyberAgent, Inc.	17,500	572,270
DISH Network Corp., Class A(1)	4,910	281,294
Emerald Expositions Events, Inc.	1,534	33,349
Entravision Communications Corp., Class A	37,894	210,312
I-CABLE Communications Ltd.(1)	25,894	960
Liberty Media Corp-Liberty Formula One, Class C(1)	8,498	333,971
Madison Square Garden Co. (The)(1)	249	52,915
Metropole Television SA	4,864	106,948
MSG Networks, Inc., Class A(1)	18,314	392,835
Naspers Ltd., N Shares	5,186	1,172,432
Omnicom Group, Inc.	7,135	516,431
ProSiebenSat.1 Media SE	13,216	443,356
Publicis Groupe SA	7,250	489,365
RTL Group SA	3,058	232,075
Sirius XM Holdings, Inc.	93,600	538,200
Time Warner, Inc.	16,466	1,664,713
Townsquare Media, Inc., Class A(1)	2,214	22,096
Vector, Inc.	3,700	51,460
Walt Disney Co. (The)	998	100,998
		10,401,203
Metals and Mining — 0.6%
Alrosa PJSC	37,298	51,923
Anglo American plc	14,804	268,482
ArcelorMittal(1)	14,890	397,767

Barrick Gold Corp.	27,197	489,274
BHP Billiton plc	5,642	107,721
Centamin plc	26,072	51,076
Evraz plc	32,496	140,853
Fortescue Metals Group Ltd.	132,694	633,965
Gerdau SA Preference Shares	85,700	322,615
Kirkland Lake Gold Ltd.	3,420	44,559
Lundin Mining Corp.	23,470	177,423
Maanshan Iron & Steel Co. Ltd., H Shares(1)	550,000	290,260
Nucor Corp.	26,106	1,438,702
Reliance Steel & Aluminum Co.	1,712	123,983
Rio Tinto plc	47,187	2,286,022
Salzgitter AG	2,920	131,223
SSAB AB, A Shares(1)	40,430	205,311
St. Barbara Ltd.(1)	30,264	67,845
Teck Resources Ltd., Class B	4,000	99,720
Vale SA ADR	55,925	619,090
		7,947,814
Mortgage Real Estate Investment Trusts (REITs)†
Annaly Capital Management, Inc.	8,744	109,300
Blackstone Mortgage Trust, Inc., Class A	572	17,932
Granite Point Mortgage Trust, Inc.(1)	1,293	24,748
Starwood Property Trust, Inc.	10,175	225,987
Two Harbors Investment Corp.	8,764	89,656
		467,623
Multi-Utilities — 0.2%
Ameren Corp.	9,495	569,605
Centrica plc	226,134	584,536
E.ON SE	36,272	409,994
Engie SA	23,787	397,008
NorthWestern Corp.	7,637	460,664
Veolia Environnement SA	20,916	490,768
		2,912,575
Multiline Retail — 0.5%
B&M European Value Retail SA	55,638	267,925
Dollar General Corp.	6,085	441,528
Dollar Tree, Inc.(1)	23,511	1,872,416
Dollarama, Inc.	6,350	625,821
Don Quijote Holdings Co. Ltd.	3,300	125,324
Marks & Spencer Group plc	38,633	159,661
Nordstrom, Inc.	1,467	65,458
Ollie's Bargain Outlet Holdings, Inc.(1)	1,973	82,570
Ryohin Keikaku Co. Ltd.	1,800	499,386
Seria Co. Ltd.	4,500	246,418
Target Corp.	40,050	2,183,926
		6,570,433
Oil, Gas and Consumable Fuels — 2.6%
Aegean Marine Petroleum Network, Inc.	3,210	16,211
Anadarko Petroleum Corp.	44,994	1,841,604
Ardmore Shipping Corp.	7,938	64,298
BP plc	87,886	505,893
Callon Petroleum Co.(1)	12,736	131,945
Carrizo Oil & Gas, Inc.(1)	1,963	26,383

Chevron Corp.	27,644	2,975,047
Comstock Resources, Inc.(1)	193	1,239
Concho Resources, Inc.(1)	9,764	1,083,511
Contango Oil & Gas Co.(1)	5,420	24,878
Devon Energy Corp.	19,802	621,783
EQT Corp.	17,361	1,082,285
Extraction Oil & Gas, Inc.(1)	5,523	72,572
Exxon Mobil Corp.	66,205	5,053,428
Galp Energia SGPS SA	4,924	81,537
GS Holdings Corp.	3,050	190,963
Imperial Oil Ltd.	102,313	3,020,026
Lundin Petroleum AB(1)	39,902	856,218
Marathon Petroleum Corp.	12,809	671,832
Noble Energy, Inc.	32,468	771,764
Novatek PJSC GDR	2,051	216,791
Occidental Petroleum Corp.	46,332	2,766,020
OMV AG	12,447	715,539
Petroleo Brasileiro SA ADR(1)	32,356	290,557
Repsol SA	32,998	566,846
Royal Dutch Shell plc, A Shares	28,545	786,500
Royal Dutch Shell plc ADR	14,280	808,676
Royal Dutch Shell plc, B Shares	65,443	1,828,310
RSP Permian, Inc.(1)	3,126	98,094
Scorpio Tankers, Inc.	13,399	54,534
SK Innovation Co. Ltd.	2,483	415,081
Spectra Energy Partners LP	7,686	340,720
TOTAL SA	26,984	1,395,589
TOTAL SA ADR	55,540	2,890,302
Tullow Oil plc(1)	262,975	530,823
United Tractors Tbk PT	238,500	541,639
Valero Energy Corp.	3,128	213,017
WildHorse Resource Development Corp.(1)	4,784	52,193
Williams Cos., Inc. (The)	32,642	970,447
Woodside Petroleum Ltd.	8,795	201,567
		34,776,662
Paper and Forest Products — 0.1%
KapStone Paper and Packaging Corp.	4,928	110,239
Nine Dragons Paper Holdings Ltd.	416,000	694,242
Sappi Ltd.	29,003	194,858
UPM-Kymmene Oyj	16,093	418,792
		1,418,131
Personal Products — 0.5%
Edgewell Personal Care Co.(1)	1,683	127,807
Estee Lauder Cos., Inc. (The), Class A	10,976	1,174,322
Godrej Consumer Products Ltd.	29,334	426,430
Inter Parfums, Inc.	2,153	84,936
Kose Corp.	1,700	213,399
L'Oreal SA	4,770	1,007,073
Medifast, Inc.	1,250	70,775
Nu Skin Enterprises, Inc., Class A	11,656	709,035
Pola Orbis Holdings, Inc.	24,000	771,729
Unilever NV CVA	42,780	2,546,883
		7,132,389

Pharmaceuticals — 2.2%
Aerie Pharmaceuticals, Inc.(1)	589	33,779
Allergan plc	5,586	1,281,875
AstraZeneca plc	4,436	260,481
Bristol-Myers Squibb Co.	9,616	581,576
Catalent, Inc.(1)	4,681	193,279
Dermira, Inc.(1)	1,046	24,675
Eli Lilly & Co.	4,953	402,629
GlaxoSmithKline plc	81,024	1,606,682
Horizon Pharma plc(1)	1,955	26,744
Jazz Pharmaceuticals plc(1)	4,976	743,215
Johnson & Johnson	38,191	5,055,343
Medicines Co. (The)(1)	1,286	47,183
Merck & Co., Inc.	82,416	5,263,086
Nippon Shinyaku Co. Ltd.	3,200	222,677
Novartis AG	16,279	1,373,347
Pacira Pharmaceuticals, Inc.(1)	996	37,948
Pfizer, Inc.	171,114	5,804,187
Richter Gedeon Nyrt	10,373	269,933
Roche Holding AG	16,639	4,225,034
Sanofi	4,448	432,400
Sawai Pharmaceutical Co. Ltd.	1,000	54,669
Supernus Pharmaceuticals, Inc.(1)	578	26,472
Theravance Biopharma, Inc.(1)	602	19,667
Zoetis, Inc.	23,499	1,473,387
		29,460,268
Professional Services — 0.5%
Advisory Board Co. (The)(1)	677	36,050
ALS Ltd.	33,660	213,261
Capita plc	7,014	58,818
Equifax, Inc.	6,787	966,944
Huron Consulting Group, Inc.(1)	3,141	95,015
IHS Markit Ltd.(1)	13,744	643,769
Intertek Group plc	10,960	724,209
Korn/Ferry International	740	24,657
ManpowerGroup, Inc.	3,922	437,342
Outsourcing, Inc.	3,800	249,911
Persol Holdings Co. Ltd.	10,500	213,372
Recruit Holdings Co. Ltd.	31,900	635,766
RELX plc	41,550	908,546
Teleperformance	2,416	332,480
Verisk Analytics, Inc.(1)	12,297	996,672
		6,536,812
Real Estate Management and Development — 1.0%
Aroundtown Property Holdings plc	47,443	316,280
Ayala Land, Inc.	988,800	811,601
Bumi Serpong Damai Tbk PT	675,100	92,850
CapitaLand Ltd.	24,000	66,905
Central Pattana PCL	83,600	179,386
Cheung Kong Property Holdings Ltd.	92,000	807,641
China Overseas Land & Investment Ltd.	122,000	426,374
China Vanke Co. Ltd., H Shares	67,600	202,565
City Developments Ltd.	30,600	264,262

Country Garden Holdings Co.	265,000	352,171
Daito Trust Construction Co. Ltd.	4,800	850,757
Daiwa House Industry Co. Ltd.	4,100	143,473
Deutsche Wohnen SE	34,617	1,470,367
Fabege AB	27,867	559,041
FirstService Corp.	3,957	275,651
Grand City Properties SA	2,580	56,206
Guangzhou R&F Properties Co. Ltd.	60,400	141,087
Hongkong Land Holdings Ltd.	28,200	208,962
Iguatemi Empresa de Shopping Centers SA	18,600	220,634
Inmobiliaria Colonial SA	51,414	502,194
Investors Cloud Co. Ltd.	3,500	184,655
Kerry Properties Ltd.	45,000	178,258
Leopalace21 Corp.	49,900	365,847
Longfor Properties Co. Ltd.	77,500	186,180
Mitsui Fudosan Co. Ltd.	19,200	415,314
Multiplan Empreendimentos Imobiliarios SA	20,866	480,776
New World Development Co. Ltd.	96,000	131,259
RE/MAX Holdings, Inc., Class A	1,467	89,854
Realogy Holdings Corp.	33,906	1,149,413
Relo Group, Inc.	7,000	159,121
Sino-Ocean Group Holding Ltd.	190,000	131,106
Sumitomo Realty & Development Co. Ltd.	14,000	423,687
Sun Hung Kai Properties Ltd.	28,000	467,278
UOL Group Ltd.	31,300	188,823
Vonovia SE	912	38,547
Wharf Holdings Ltd. (The)	21,000	200,051
Wheelock & Co. Ltd.	35,000	261,860
		13,000,436
Road and Rail — 0.7%
Canadian Pacific Railway Ltd.	2,247	349,633
CJ Logistics Corp.(1)	2,590	388,179
DSV A/S	26,145	1,853,944
Firstgroup plc(1)	25,242	38,320
Heartland Express, Inc.	36,193	802,399
Localiza Rent a Car SA	28,600	537,320
Norfolk Southern Corp.	2,859	344,567
Saia, Inc.(1)	1,813	102,525
Union Pacific Corp.	42,781	4,504,839
		8,921,726
Semiconductors and Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.(1)	36,718	477,334
ams AG	1,550	111,609
Analog Devices, Inc.	3,560	297,865
Applied Materials, Inc.	135,815	6,127,973
ASM Pacific Technology Ltd.	11,600	143,485
ASML Holding NV	19,325	3,002,212
ASPEED Technology, Inc.	16,000	354,154
Broadcom Ltd.	11,449	2,885,949
Cavium, Inc.(1)	1,303	82,493
Cypress Semiconductor Corp.	7,424	101,635
Disco Corp.	1,000	179,288
Formfactor, Inc.(1)	4,518	68,222

Infineon Technologies AG	19,240	443,656
Inphi Corp.(1)	1,788	68,462
Intel Corp.	118,180	4,144,573
KLA-Tencor Corp.	9,811	919,193
Kulicke & Soffa Industries, Inc.(1)	5,157	98,138
Lam Research Corp.	24,217	4,019,538
Land Mark Optoelectronics Corp.	20,000	264,091
Maxim Integrated Products, Inc.	39,537	1,844,796
Megachips Corp.	1,500	49,666
Microsemi Corp.(1)	2,188	110,231
Monolithic Power Systems, Inc.	1,821	184,504
Power Integrations, Inc.	1,278	93,102
Powertech Technology, Inc.	75,000	227,642
Qorvo, Inc.(1)	195	14,278
QUALCOMM, Inc.	47,570	2,486,484
Rohm Co. Ltd.	7,600	591,768
SK Hynix, Inc.	14,701	894,367
Skyworks Solutions, Inc.	2,298	242,117
Sumco Corp.	6,900	101,427
Taiwan Semiconductor Manufacturing Co. Ltd.	412,500	2,959,218
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,455	164,701
Teradyne, Inc.	21,901	779,895
Texas Instruments, Inc.	32,997	2,732,812
Tokyo Electron Ltd.	1,100	154,691
Xilinx, Inc.	16,937	1,118,858
		38,540,427
Software — 2.9%
Activision Blizzard, Inc.	57,832	3,791,466
Adobe Systems, Inc.(1)	18,460	2,864,254
Autodesk, Inc.(1)	6,383	730,598
BroadSoft, Inc.(1)	2,988	148,055
Cadence Design Systems, Inc.(1)	437	17,170
Callidus Software, Inc.(1)	6,223	160,242
Citrix Systems, Inc.(1)	2,373	185,592
Electronic Arts, Inc.(1)	17,449	2,120,054
Guidewire Software, Inc.(1)	9,813	742,942
Intuit, Inc.	12,096	1,710,979
Microsoft Corp.	117,728	8,802,523
Nintendo Co. Ltd.	2,400	799,891
Nuance Communications, Inc.(1)	21,435	344,460
Oracle Corp. (New York)	95,924	4,827,855
Paycom Software, Inc.(1)	2,654	198,015
RealPage, Inc.(1)	3,547	152,876
Red Hat, Inc.(1)	10,158	1,091,985
RingCentral, Inc., Class A(1)	4,491	190,194
salesforce.com, Inc.(1)	14,643	1,398,260
SAP SE	12,810	1,343,496
ServiceNow, Inc.(1)	7,451	865,732
Splunk, Inc.(1)	24,231	1,625,658
SS&C Technologies Holdings, Inc.	20	774
Symantec Corp.	28,876	865,702
Synopsys, Inc.(1)	4,089	328,837
Take-Two Interactive Software, Inc.(1)	415	40,583

Tyler Technologies, Inc.(1)	6,591	1,138,925
VMware, Inc., Class A(1)	28,511	3,082,039
Zynga, Inc., Class A(1)	97,915	367,181
		39,936,338
Specialty Retail — 1.1%
Aaron's, Inc.	5,417	239,811
Advance Auto Parts, Inc.	20,769	2,033,285
At Home Group, Inc.(1)	3,174	77,763
Best Buy Co., Inc.	30,361	1,647,388
Burlington Stores, Inc.(1)	8,064	702,616
Camping World Holdings, Inc., Class A	2,496	91,728
CECONOMY AG	3,823	41,879
Children's Place, Inc. (The)	1,790	190,008
Home Depot, Inc. (The)	3,157	473,140
Industria de Diseno Textil SA	37,605	1,428,736
L Brands, Inc.	7,410	268,390
Lowe's Cos., Inc.	29,329	2,167,120
Maisons du Monde SA	7,006	289,408
MarineMax, Inc.(1)	6,767	109,287
Monro, Inc.	1,368	65,254
Nitori Holdings Co. Ltd.	7,300	1,127,521
O'Reilly Automotive, Inc.(1)	5,211	1,022,033
Penske Automotive Group, Inc.	2,832	119,964
Pier 1 Imports, Inc.	1,883	7,890
Ross Stores, Inc.	11,721	685,092
Sleep Country Canada Holdings, Inc.	8,760	238,791
TJX Cos., Inc. (The)	13,325	963,397
Tokyo Base Co. Ltd.(1)	4,800	254,987
Williams-Sonoma, Inc.	12,033	553,518
		14,799,006
Technology Hardware, Storage and Peripherals — 1.5%
Apple, Inc.	89,952	14,752,128
Asetek A/S	7,117	99,536
Brother Industries Ltd.	16,600	393,502
Canon, Inc.	9,100	319,019
Catcher Technology Co. Ltd.	18,000	229,033
Cray, Inc.(1)	5,723	107,879
Lite-On Technology Corp.	61,000	90,250
Logitech International SA	9,406	334,475
Quanta Computer, Inc.	116,000	264,064
Samsung Electronics Co. Ltd.	1,475	3,029,532
Western Digital Corp.	2,801	247,244
		19,866,662
Textiles, Apparel and Luxury Goods — 0.5%
adidas AG	8,390	1,883,215
Cie Financiere Richemont SA	11,300	1,010,454
Coach, Inc.	18,190	758,523
Columbia Sportswear Co.	6,157	352,734
Culp, Inc.	938	27,202
HUGO BOSS AG	516	43,681
Kering	4,350	1,632,769
Ralph Lauren Corp.	3,040	267,186
Samsonite International SA	42,000	172,277

Shenzhou International Group Holdings Ltd.	58,000	464,697
Taiwan Paiho Ltd.	127,000	532,340
		7,145,078
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	46,324	635,565
Essent Group Ltd.(1)	48,501	1,895,419
LendingTree, Inc.(1)	191	44,112
		2,575,096
Tobacco — 0.3%
Altria Group, Inc.	18,578	1,177,845
British American Tobacco plc	31,700	1,980,289
Imperial Brands plc	8,438	349,212
Japan Tobacco, Inc.	4,100	140,378
Philip Morris International, Inc.	6,844	800,269
		4,447,993
Trading Companies and Distributors — 0.4%
Ashtead Group plc	44,762	962,574
BMC Stock Holdings, Inc.(1)	4,650	94,395
Bunzl plc	21,770	650,283
DXP Enterprises, Inc.(1)	3,478	94,219
Ferguson plc	16,720	995,198
Foundation Building Materials, Inc.(1)	9,119	119,094
GMS, Inc.(1)	1,943	62,526
MISUMI Group, Inc.	6,900	177,058
MonotaRO Co. Ltd.	22,200	679,520
MRC Global, Inc.(1)	6,126	96,607
MSC Industrial Direct Co., Inc., Class A	9,888	681,085
SiteOne Landscape Supply, Inc.(1)	2,632	132,232
Sumitomo Corp.	11,700	165,653
United Rentals, Inc.(1)	8,527	1,006,698
		5,917,142
Transportation Infrastructure†
Airports of Thailand PCL	351,500	576,924
Hamburger Hafen und Logistik AG	1,079	34,360
		611,284
Water Utilities — 0.1%
Beijing Enterprises Water Group Ltd.	814,000	691,704
Wireless Telecommunication Services — 0.1%
Drillisch AG	1,679	115,708
KDDI Corp.	11,200	302,273
NTT DOCOMO, Inc.	26,200	608,557
T-Mobile US, Inc.(1)	215	13,913
Tele2 AB, B Shares	2,893	33,679
		1,074,130
TOTAL COMMON STOCKS (Cost $656,117,013)		858,538,946
U.S. TREASURY SECURITIES — 10.7%
U.S. Treasury Bonds, 4.375%, 11/15/39	2,200,000	2,867,262
U.S. Treasury Bonds, 3.00%, 5/15/42	80,000	84,877
U.S. Treasury Bonds, 2.875%, 5/15/43	2,410,000	2,491,149
U.S. Treasury Bonds, 3.125%, 8/15/44(2)	390,000	422,023
U.S. Treasury Bonds, 2.50%, 2/15/45	6,250,000	5,983,398
U.S. Treasury Bonds, 3.00%, 5/15/45	460,000	485,803
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	728,802	862,106

U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,435,864	2,981,834
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	138,003	193,416
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	679,992	866,123
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	2,315,419	2,964,861
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	2,113,917	2,070,331
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,033,467	979,888
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	3,100,568	3,471,127
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,235,115	3,132,735
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	253,690	254,147
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	1,515,816	1,519,153
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	8,891,085	8,938,028
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	6,494,724	6,768,226
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	4,134,120	4,154,831
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,379,809	5,543,224
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	4,532,535	4,548,848
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,757,564	1,772,654
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	7,004,118	7,019,493
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	2,420,934	2,465,831
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,249,100	5,395,350
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,136,800	4,128,411
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	1,299,520	1,498,223
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	6,869,051	6,931,411
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	3,608,185	3,693,369
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	10,014,816	9,844,249
U.S. Treasury Notes, 0.75%, 10/31/17	1,125,000	1,124,426
U.S. Treasury Notes, 1.00%, 2/15/18	50,000	49,971
U.S. Treasury Notes, 1.00%, 3/15/18	5,000,000	4,996,387
U.S. Treasury Notes, 0.75%, 4/15/18	2,200,000	2,194,113
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	302,801
U.S. Treasury Notes, 1.375%, 9/30/18	6,000,000	6,007,734
U.S. Treasury Notes, 1.375%, 1/15/20(2)	900,000	900,264
U.S. Treasury Notes, 1.375%, 2/29/20(2)	1,000,000	1,000,117
U.S. Treasury Notes, 1.375%, 3/31/20	7,303,000	7,302,572
U.S. Treasury Notes, 1.50%, 5/15/20	3,300,000	3,308,766
U.S. Treasury Notes, 1.50%, 5/31/20	1,700,000	1,704,316
U.S. Treasury Notes, 1.625%, 6/30/20	2,250,000	2,262,964
U.S. Treasury Notes, 1.375%, 10/31/20	700,000	697,840
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	254,043
U.S. Treasury Notes, 2.25%, 4/30/21	1,000,000	1,024,785
U.S. Treasury Notes, 2.00%, 10/31/21	1,120,000	1,136,713
U.S. Treasury Notes, 2.00%, 12/31/21	5,400,000	5,478,996
U.S. Treasury Notes, 1.875%, 4/30/22	1,000,000	1,008,066
U.S. Treasury Notes, 1.25%, 7/31/23	50,000	48,357
U.S. Treasury Notes, 2.00%, 11/15/26	100,000	99,105
TOTAL U.S. TREASURY SECURITIES (Cost $142,394,115)		145,234,717
CORPORATE BONDS — 10.0%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	90,000	90,359
Bombardier, Inc., 4.75%, 4/15/19(3)	60,000	61,500
Bombardier, Inc., 5.75%, 3/15/22(3)	30,000	30,713
Bombardier, Inc., 6.00%, 10/15/22(3)	35,000	35,656
Bombardier, Inc., 7.50%, 3/15/25(3)	80,000	85,350

KLX, Inc., 5.875%, 12/1/22(3)		75,000	78,937
Lockheed Martin Corp., 4.25%, 11/15/19		220,000	230,896
Lockheed Martin Corp., 3.55%, 1/15/26		290,000	303,408
Rockwell Collins, Inc., 4.35%, 4/15/47		50,000	52,675
TransDigm, Inc., 6.00%, 7/15/22		115,000	119,312
TransDigm, Inc., 6.375%, 6/15/26		50,000	51,563
United Technologies Corp., 6.05%, 6/1/36		140,000	179,524
United Technologies Corp., 3.75%, 11/1/46		90,000	86,750
			1,406,643
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(3)		70,000	73,762
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(3)		85,000	87,656
United Continental Holdings, Inc., 5.00%, 2/1/24		75,000	76,688
			164,344
Auto Components†
American Axle & Manufacturing, Inc., 6.25%, 3/15/21		25,000	25,851
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		50,000	51,813
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		130,000	136,336
Tenneco, Inc., 5.00%, 7/15/26		130,000	131,625
ZF North America Capital, Inc., 4.75%, 4/29/25(3)		105,000	110,512
			456,137
Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(3)		70,000	70,003
American Honda Finance Corp., 2.125%, 10/10/18		150,000	150,994
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	12,323
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	59,759
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		$50,000	52,287
Ford Motor Co., 4.35%, 12/8/26		130,000	134,931
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		40,000	40,866
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		850,000	950,667
General Motors Co., 5.00%, 4/1/35		70,000	70,652
General Motors Co., 5.15%, 4/1/38		120,000	121,392
General Motors Financial Co., Inc., 3.25%, 5/15/18		180,000	181,826
General Motors Financial Co., Inc., 3.10%, 1/15/19		270,000	273,936
General Motors Financial Co., Inc., 3.20%, 7/6/21		430,000	437,964
General Motors Financial Co., Inc., 5.25%, 3/1/26		200,000	218,321
			2,775,921
Banks — 1.7%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	338,643
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(3)		$150,000	151,110
Bank of America Corp., 4.10%, 7/24/23		110,000	117,781
Bank of America Corp., MTN, 5.625%, 7/1/20		290,000	317,670
Bank of America Corp., MTN, 4.00%, 4/1/24		90,000	95,709
Bank of America Corp., MTN, 4.20%, 8/26/24		310,000	326,770
Bank of America Corp., MTN, 4.00%, 1/22/25		250,000	258,940
Bank of America Corp., MTN, 5.00%, 1/21/44		250,000	290,886
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(8)		80,000	86,670
Bank of Nova Scotia (The), 1.375%, 12/18/17		2,900,000	2,900,336

Barclays Bank plc, 5.14%, 10/14/20		100,000	107,514
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	74,206
Barclays plc, MTN, VRN, 2.625%, 11/11/20(8)	EUR	200,000	247,250
BPCE SA, VRN, 2.75%, 7/8/21(8)	EUR	100,000	127,059
Branch Banking & Trust Co., 3.625%, 9/16/25		$100,000	105,437
Capital One Financial Corp., 4.20%, 10/29/25		115,000	118,835
Citigroup, Inc., 2.75%, 4/25/22		580,000	585,862
Citigroup, Inc., 4.05%, 7/30/22		80,000	84,387
Citigroup, Inc., 4.45%, 9/29/27		905,000	958,021
Co-Operative Bank plc, 4.75%, 11/11/21	GBP	200,000	288,284
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	197,538
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$280,000	299,063
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	130,000	180,295
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21(8)	EUR	150,000	189,665
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	200,000	263,784
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	590,000	791,348
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	90,000	125,752
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	300,000	405,847
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	610,000	906,849
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	400,000	535,347
Fifth Third Bancorp, 4.30%, 1/16/24		$120,000	128,797
Fifth Third Bank, 2.875%, 10/1/21		230,000	235,581
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25(8)	GBP	50,000	79,704
Huntington Bancshares, Inc., 2.30%, 1/14/22		$170,000	168,929
Intesa Sanpaolo SpA, 5.02%, 6/26/24(3)		250,000	256,240
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	325,073
JPMorgan Chase & Co., 4.625%, 5/10/21		$80,000	86,795
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	134,694
JPMorgan Chase & Co., 3.875%, 9/10/24		1,210,000	1,267,971
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	323,215
KeyCorp, MTN, 2.30%, 12/13/18		230,000	231,681
Kreditanstalt fuer Wiederaufbau, 2.00%, 10/4/22		250,000	251,271
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	520,000	777,515
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	211,946
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(3)(8)		$140,000	160,475
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		160,000	171,153
Regions Financial Corp., 2.75%, 8/14/22		90,000	90,612
Royal Bank of Canada, MTN, 1.50%, 1/16/18		2,100,000	2,100,272
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	44,100
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	200,000	246,354
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	149,366
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(3)		$250,000	263,717
U.S. Bancorp, MTN, 3.00%, 3/15/22		130,000	134,775
U.S. Bancorp, MTN, 3.60%, 9/11/24		310,000	325,807
Wells Fargo & Co., 3.07%, 1/24/23		170,000	173,843
Wells Fargo & Co., 4.125%, 8/15/23		300,000	320,215
Wells Fargo & Co., 3.00%, 4/22/26		220,000	217,877
Wells Fargo & Co., MTN, 2.60%, 7/22/20		280,000	284,737
Wells Fargo & Co., MTN, 3.55%, 9/29/25		110,000	113,978

Wells Fargo & Co., MTN, 4.10%, 6/3/26		200,000	210,257
Wells Fargo & Co., MTN, 4.65%, 11/4/44		175,000	186,666
Westpac Banking Corp., MTN, 1.60%, 1/12/18		2,000,000	2,002,440
			23,152,914
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		540,000	560,845
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		320,000	333,967
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		370,000	423,282
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	62,587
Constellation Brands, Inc., 4.75%, 12/1/25		$270,000	299,568
Molson Coors Brewing Co., 3.00%, 7/15/26		240,000	235,656
			1,915,905
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22		460,000	467,238
AbbVie, Inc., 3.60%, 5/14/25		70,000	72,474
AbbVie, Inc., 4.40%, 11/6/42		240,000	249,767
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(3)		105,000	105,604
Amgen, Inc., 4.66%, 6/15/51		219,000	237,430
Biogen, Inc., 3.625%, 9/15/22		270,000	283,871
Celgene Corp., 3.25%, 8/15/22		160,000	165,913
Celgene Corp., 3.625%, 5/15/24		410,000	428,845
Celgene Corp., 3.875%, 8/15/25		140,000	148,507
Celgene Corp., 5.00%, 8/15/45		30,000	34,388
Concordia International Corp., 9.50%, 10/21/22(3)		20,000	3,700
Concordia International Corp., 7.00%, 4/15/23(3)		100,000	17,000
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	108,552
Gilead Sciences, Inc., 3.65%, 3/1/26		700,000	735,643
			3,058,932
Building Products†
Masco Corp., 5.95%, 3/15/22		54,000	61,599
Masco Corp., 4.45%, 4/1/25		170,000	184,127
			245,726
Capital Markets†
Dresdner Funding Trust I, 8.15%, 6/30/31(3)		65,000	83,230
Jefferies Group LLC, 5.125%, 4/13/18		180,000	183,592
Jefferies Group LLC, 4.85%, 1/15/27		90,000	96,241
			363,063
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22		185,000	193,787
Blue Cube Spinco, Inc., 9.75%, 10/15/23		50,000	60,875
CF Industries, Inc., 3.45%, 6/1/23		80,000	78,000
Chemours Co. (The), 6.625%, 5/15/23		70,000	74,638
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		8,000	8,192
Ecolab, Inc., 4.35%, 12/8/21		60,000	65,343
Hexion, Inc., 6.625%, 4/15/20		30,000	27,450
Huntsman International LLC, 5.125%, 11/15/22		85,000	90,312
INEOS Group Holdings SA, 5.625%, 8/1/24(3)		115,000	118,737
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	208,263
LyondellBasell Industries NV, 4.625%, 2/26/55		50,000	50,764

NOVA Chemicals Corp., 4.875%, 6/1/24(3)	200,000	200,250
Platform Specialty Products Corp., 6.50%, 2/1/22(3)	50,000	52,125
Sherwin-Williams Co. (The), 3.45%, 6/1/27	130,000	131,576
Tronox Finance LLC, 6.375%, 8/15/20	75,000	76,313
		1,436,625
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21	100,000	109,205
Clean Harbors, Inc., 5.25%, 8/1/20	40,000	40,728
Covanta Holding Corp., 5.875%, 3/1/24	280,000	280,700
Envision Healthcare Corp., 5.125%, 7/1/22(3)	100,000	104,375
Iron Mountain, Inc., 5.75%, 8/15/24	135,000	138,382
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(3)	100,000	110,750
Republic Services, Inc., 3.55%, 6/1/22	350,000	366,445
Waste Management, Inc., 4.10%, 3/1/45	120,000	128,509
		1,279,094
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	24,000	31,631
CommScope Technologies LLC, 5.00%, 3/15/27(3)	120,000	119,886
CommScope, Inc., 5.50%, 6/15/24(3)	65,000	68,006
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	130,000	138,249
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(3)	90,000	95,736
		453,508
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	75,000	77,812
Construction Materials — 0.1%
Builders FirstSource, Inc., 10.75%, 8/15/23(3)	35,000	40,075
Builders FirstSource, Inc., 5.625%, 9/1/24(3)	90,000	94,388
Owens Corning, 4.20%, 12/15/22	140,000	149,426
Ply Gem Industries, Inc., 6.50%, 2/1/22	125,000	130,937
Standard Industries, Inc., 6.00%, 10/15/25(3)	60,000	64,800
USG Corp., 5.50%, 3/1/25(3)	65,000	69,306
		548,932
Consumer Finance — 0.2%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	250,216
American Express Co., 1.55%, 5/22/18	120,000	120,012
American Express Credit Corp., MTN, 2.60%, 9/14/20	105,000	106,972
American Express Credit Corp., MTN, 2.25%, 5/5/21	140,000	140,743
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	251,096
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	255,039
CIT Group, Inc., 5.00%, 8/15/22	190,000	206,131
CIT Group, Inc., 5.00%, 8/1/23	100,000	108,875
Discover Financial Services, 3.75%, 3/4/25	350,000	353,385
Equifax, Inc., 3.30%, 12/15/22	170,000	176,152
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	55,000	59,744
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	65,000	70,688
Harland Clarke Holdings Corp., 9.25%, 3/1/21(3)	35,000	35,788
Navient Corp., 5.00%, 10/26/20	100,000	102,875
Navient Corp., 5.50%, 1/25/23	125,000	126,719
OneMain Financial Holdings LLC, 6.75%, 12/15/19(3)	85,000	89,037

Park Aerospace Holdings Ltd., 5.25%, 8/15/22(3)		80,000	83,500
PNC Bank N.A., 1.95%, 3/4/19		250,000	250,841
Synchrony Financial, 2.60%, 1/15/19		140,000	141,043
Synchrony Financial, 3.00%, 8/15/19		50,000	50,747
			2,979,603
Containers and Packaging — 0.1%
ARD Finance SA, PIK, 7.125%, 9/15/23		200,000	212,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(3)		200,000	221,370
Ball Corp., 4.00%, 11/15/23		195,000	198,656
Ball Corp., 5.25%, 7/1/25		35,000	38,281
Berry Plastics Corp., 5.50%, 5/15/22		60,000	62,325
Berry Plastics Corp., 5.125%, 7/15/23		50,000	52,438
BWAY Holding Co., 5.50%, 4/15/24(3)		30,000	31,388
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		305,000	320,250
Novelis Corp., 6.25%, 8/15/24(3)		50,000	52,937
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(3)		70,000	76,956
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21		64,814	66,596
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(3)		215,000	230,722
Sealed Air Corp., 5.125%, 12/1/24(3)		120,000	128,100
			1,692,519
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		130,000	128,362
Diversified Financial Services — 0.6%
Ally Financial, Inc., 3.60%, 5/21/18		110,000	111,155
Ally Financial, Inc., 4.625%, 3/30/25		190,000	198,787
Ally Financial, Inc., 5.75%, 11/20/25		130,000	140,848
Ally Financial, Inc., 8.00%, 11/1/31		75,000	96,938
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	171,274
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	220,000	296,662
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$604,000	611,678
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		1,030,000	1,037,012
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		70,000	71,213
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	224,899
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$580,000	655,520
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		200,000	203,985
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		280,000	293,767
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		290,000	325,519
HSBC Holdings plc, 2.95%, 5/25/21		200,000	204,263
HSBC Holdings plc, 4.30%, 3/8/26		400,000	432,163
HSBC Holdings plc, 2.625%, 8/16/28	GBP	120,000	160,714
HSBC Holdings plc, VRN, 3.26%, 3/13/22(8)		$210,000	215,689
HUB International Ltd., 7.875%, 10/1/21(3)		75,000	78,165
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	92,869
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	82,676
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(3)		75,000	77,625
Morgan Stanley, 2.75%, 5/19/22		90,000	90,832
Morgan Stanley, 4.375%, 1/22/47		80,000	84,971
Morgan Stanley, MTN, 5.625%, 9/23/19		770,000	825,672
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	260,668

Morgan Stanley, MTN, 4.00%, 7/23/25		770,000	813,522
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		60,000	61,522
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(3)		200,000	206,030
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20(8)	EUR	100,000	131,959
			8,258,597
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 5.00%, 3/1/21		$160,000	173,824
AT&T, Inc., 3.875%, 8/15/21		100,000	105,188
AT&T, Inc., 3.60%, 2/17/23		230,000	237,279
AT&T, Inc., 4.45%, 4/1/24		120,000	128,627
AT&T, Inc., 3.40%, 5/15/25		170,000	169,151
AT&T, Inc., 3.90%, 8/14/27		250,000	253,131
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	148,153
AT&T, Inc., 6.55%, 2/15/39		$290,000	347,421
AT&T, Inc., 4.75%, 5/15/46		210,000	201,953
AT&T, Inc., 5.15%, 2/14/50		200,000	202,463
British Telecommunications plc, 5.95%, 1/15/18		420,000	426,635
CenturyLink, Inc., 5.625%, 4/1/20		200,000	208,500
CenturyLink, Inc., Series T, 5.80%, 3/15/22		40,000	39,900
Cincinnati Bell, Inc., 7.00%, 7/15/24(3)		165,000	163,763
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	150,000	193,606
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)		$210,000	214,947
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	48,466
Frontier Communications Corp., 7.125%, 3/15/19		$100,000	99,625
Frontier Communications Corp., 8.50%, 4/15/20		8,000	7,930
Frontier Communications Corp., 10.50%, 9/15/22		90,000	81,225
Frontier Communications Corp., 7.125%, 1/15/23		145,000	114,550
Frontier Communications Corp., 6.875%, 1/15/25		90,000	68,850
Hughes Satellite Systems Corp., 5.25%, 8/1/26		100,000	105,250
Inmarsat Finance plc, 4.875%, 5/15/22(3)		50,000	51,125
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		175,000	167,453
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(3)		150,000	153,000
Level 3 Financing, Inc., 5.375%, 8/15/22		90,000	92,817
Level 3 Financing, Inc., 5.375%, 5/1/25		50,000	51,500
Orange SA, 4.125%, 9/14/21		180,000	193,774
Orange SA, MTN, VRN, 4.00%, 10/1/21(8)	EUR	150,000	193,920
Sprint Capital Corp., 8.75%, 3/15/32		$105,000	130,463
Telecom Italia Capital SA, 6.375%, 11/15/33		175,000	200,813
Telefonica Emisiones SAU, 4.10%, 3/8/27		350,000	366,423
Telefonica Europe BV, VRN, 5.875%, 3/31/24(8)	EUR	100,000	136,260
Verizon Communications, Inc., 3.65%, 9/14/18		$550,000	561,547
Verizon Communications, Inc., 2.625%, 8/15/26		130,000	122,069
Verizon Communications, Inc., 4.125%, 3/16/27		60,000	62,441
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	99,143
Verizon Communications, Inc., 4.86%, 8/21/46		90,000	89,887
Verizon Communications, Inc., 5.01%, 8/21/54		144,000	142,640
Windstream Services LLC, 7.75%, 10/15/20		70,000	62,300
Windstream Services LLC, 6.375%, 8/1/23		100,000	77,750
			6,695,762

Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	40,000	38,200
Ensco plc, 8.00%, 1/31/24	90,000	81,450
Halliburton Co., 3.80%, 11/15/25	190,000	196,624
Noble Holding International Ltd., 7.75%, 1/15/24	200,000	155,496
Precision Drilling Corp., 5.25%, 11/15/24	105,000	92,138
SESI LLC, 6.375%, 5/1/19	50,000	50,070
Transocean, Inc., 9.00%, 7/15/23(3)	130,000	139,100
Weatherford International Ltd., 7.75%, 6/15/21	95,000	95,356
Weatherford International Ltd., 4.50%, 4/15/22	160,000	143,600
		992,034
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	170,000	184,214
American Tower Corp., 3.375%, 10/15/26	260,000	258,355
Boston Properties LP, 3.65%, 2/1/26	120,000	124,031
CoreCivic, Inc., 4.125%, 4/1/20	60,000	61,650
Crown Castle International Corp., 5.25%, 1/15/23	150,000	167,498
Crown Castle International Corp., 4.45%, 2/15/26	150,000	160,768
Equinix, Inc., 5.375%, 4/1/23	55,000	57,613
Essex Portfolio LP, 3.625%, 8/15/22	100,000	103,959
Essex Portfolio LP, 3.25%, 5/1/23	50,000	50,817
Hospitality Properties Trust, 4.65%, 3/15/24	210,000	222,236
Kilroy Realty LP, 3.80%, 1/15/23	160,000	166,322
Kilroy Realty LP, 4.375%, 10/1/25	40,000	42,552
Kimco Realty Corp., 2.80%, 10/1/26	150,000	142,825
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	90,000	98,325
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	75,000	76,687
Simon Property Group LP, 3.25%, 11/30/26	200,000	203,034
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 7.125%, 12/15/24(3)	55,000	51,307
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	140,000	137,494
VEREIT Operating Partnership LP, 4.125%, 6/1/21	200,000	210,200
Welltower, Inc., 3.75%, 3/15/23	160,000	168,594
		2,688,481
Financial Services†
PetSmart, Inc., 7.125%, 3/15/23(3)	230,000	188,025
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(3)	195,000	223,031
		411,056
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24	180,000	172,710
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(3)	40,000	35,600
CVS Health Corp., 3.50%, 7/20/22	160,000	167,492
CVS Health Corp., 5.125%, 7/20/45	120,000	138,840
Horizon Pharma, Inc., 6.625%, 5/1/23	75,000	73,125
Kroger Co. (The), 3.30%, 1/15/21	190,000	195,732
Kroger Co. (The), 3.875%, 10/15/46	90,000	80,017
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(3)	200,000	198,482
Rite Aid Corp., 6.125%, 4/1/23(3)	230,000	226,837
SUPERVALU, Inc., 6.75%, 6/1/21	40,000	38,800
Sysco Corp., 3.30%, 7/15/26	80,000	81,093

Target Corp., 2.50%, 4/15/26		180,000	172,984
Tesco plc, 6.15%, 11/15/37(3)		80,000	84,296
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	72,297
Wal-Mart Stores, Inc., 2.55%, 4/11/23		$280,000	285,568
Wal-Mart Stores, Inc., 5.625%, 4/1/40		340,000	440,050
			2,463,923
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		70,000	72,100
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(3)		95,000	97,812
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(3)		35,000	35,438
Kraft Heinz Foods Co., 3.95%, 7/15/25		200,000	206,983
Kraft Heinz Foods Co., 5.20%, 7/15/45		110,000	119,825
Kraft Heinz Foods Co., 4.375%, 6/1/46		80,000	78,376
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)		130,000	134,713
Nature's Bounty Co. (The), 7.625%, 5/15/21(3)		50,000	53,500
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)		270,000	279,787
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21		55,000	56,100
Post Holdings, Inc., 5.00%, 8/15/26(3)		255,000	255,637
			1,390,271
Gas Utilities — 0.4%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		120,000	126,600
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22		50,000	53,250
Boardwalk Pipelines LP, 4.45%, 7/15/27		90,000	92,612
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24		55,000	62,838
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		65,000	70,119
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27(3)		70,000	72,625
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23		40,000	41,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		70,000	71,138
Enbridge Energy Partners LP, 6.50%, 4/15/18		240,000	246,629
Enbridge, Inc., 4.00%, 10/1/23		120,000	126,770
Enbridge, Inc., 4.50%, 6/10/44		120,000	121,619
Energy Transfer Equity LP, 5.875%, 1/15/24		110,000	119,075
Energy Transfer Equity LP, 5.50%, 6/1/27		70,000	74,900
Energy Transfer LP, 4.15%, 10/1/20		200,000	208,853
Energy Transfer LP, 3.60%, 2/1/23		170,000	172,642
Energy Transfer LP, 6.50%, 2/1/42		100,000	112,496
Enterprise Products Operating LLC, 4.85%, 3/15/44		360,000	384,963
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22		15,000	15,263
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		160,000	151,200
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20		150,000	164,805
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		300,000	345,563
Magellan Midstream Partners LP, 6.55%, 7/15/19		200,000	216,147
MPLX LP, 4.875%, 6/1/25		350,000	375,545
MPLX LP, 5.20%, 3/1/47		40,000	41,404
NuStar Logistics LP, 4.75%, 2/1/22		40,000	40,800
ONEOK, Inc., 4.00%, 7/13/27		90,000	91,230
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		270,000	273,398
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23		50,000	51,750
Rockies Express Pipeline LLC, 5.625%, 4/15/20(3)		160,000	169,200

Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	415,000	458,892
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	300,000	302,542
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	54,000	53,865
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25(3)	86,000	88,688
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	181,379
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	129,675
Williams Cos., Inc. (The), 4.55%, 6/24/24	205,000	210,637
Williams Partners LP, 5.10%, 9/15/45	150,000	157,305
		5,677,917
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 2.00%, 9/15/18	80,000	80,280
Abbott Laboratories, 3.75%, 11/30/26	340,000	352,697
Alere, Inc., 6.50%, 6/15/20	50,000	50,875
Alere, Inc., 6.375%, 7/1/23(3)	40,000	42,900
Becton Dickinson and Co., 3.73%, 12/15/24	230,000	237,995
Becton Dickinson and Co., 3.70%, 6/6/27	100,000	101,449
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(3)	70,000	66,871
Mallinckrodt International Finance SA, 4.75%, 4/15/23	110,000	96,525
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(3)	110,000	108,900
Medtronic, Inc., 2.50%, 3/15/20	120,000	122,115
Medtronic, Inc., 3.50%, 3/15/25	240,000	253,213
Medtronic, Inc., 4.375%, 3/15/35	240,000	266,026
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(3)	40,000	39,400
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	220,251
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	61,000	63,497
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	130,435
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	100,000	101,256
		2,334,685
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	110,000	115,225
Aetna, Inc., 2.75%, 11/15/22	160,000	162,659
Centene Corp., 5.625%, 2/15/21	50,000	52,125
Centene Corp., 6.125%, 2/15/24	125,000	134,844
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	155,000	154,225
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	60,000	56,663
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	50,025
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	80,000	80,900
DaVita, Inc., 5.125%, 7/15/24	180,000	184,050
DaVita, Inc., 5.00%, 5/1/25	110,000	111,793
Envision Healthcare Corp., 5.625%, 7/15/22	125,000	130,078
Express Scripts Holding Co., 3.40%, 3/1/27	320,000	318,727
HCA, Inc., 3.75%, 3/15/19	480,000	489,600
HCA, Inc., 7.50%, 2/15/22	145,000	167,475
HCA, Inc., 4.75%, 5/1/23	170,000	179,741
HCA, Inc., 5.00%, 3/15/24	120,000	127,800
HCA, Inc., 5.375%, 2/1/25	160,000	169,200
HCA, Inc., 4.50%, 2/15/27	50,000	50,938
HealthSouth Corp., 5.75%, 11/1/24	45,000	46,463
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	155,000	155,077

Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)	50,000	52,560
Kindred Healthcare, Inc., 8.00%, 1/15/20	130,000	129,675
Kindred Healthcare, Inc., 6.375%, 4/15/22	25,000	22,875
Mylan NV, 3.95%, 6/15/26	120,000	122,470
NYU Hospitals Center, 4.43%, 7/1/42	110,000	118,134
Tenet Healthcare Corp., 8.00%, 8/1/20	33,000	33,488
Tenet Healthcare Corp., 6.00%, 10/1/20	100,000	106,719
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	51,250
Tenet Healthcare Corp., 8.125%, 4/1/22	235,000	247,337
Tenet Healthcare Corp., 6.75%, 6/15/23	140,000	139,244
Tenet Healthcare Corp., 5.125%, 5/1/25(3)	100,000	100,870
Tenet Healthcare Corp., 7.00%, 8/1/25(3)	100,000	98,391
UnitedHealth Group, Inc., 2.875%, 3/15/22	290,000	297,817
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	106,598
Universal Health Services, Inc., 4.75%, 8/1/22(3)	50,000	51,750
Universal Health Services, Inc., 5.00%, 6/1/26(3)	85,000	89,994
		4,706,780
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(3)	40,000	40,988
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(3)	44,000	45,479
Aramark Services, Inc., 5.125%, 1/15/24	60,000	63,900
Aramark Services, Inc., 5.00%, 4/1/25(3)	70,000	74,046
Boyd Gaming Corp., 6.875%, 5/15/23	81,000	87,379
Boyd Gaming Corp., 6.375%, 4/1/26	85,000	92,544
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties Finance, Inc., 8.00%, 10/1/20	60,000	61,650
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties Finance, Inc., 11.00%, 10/1/21	60,000	63,900
Eldorado Resorts, Inc., 7.00%, 8/1/23	100,000	107,875
FelCor Lodging LP, 5.625%, 3/1/23	40,000	41,700
Golden Nugget, Inc., 8.50%, 12/1/21(3)	150,000	157,500
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	235,000	241,533
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	80,000	83,792
International Game Technology plc, 6.25%, 2/15/22(3)	95,000	105,212
International Game Technology plc, 6.50%, 2/15/25(3)	95,000	107,112
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(3)	75,000	78,187
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(3)	75,000	79,219
McDonald's Corp., MTN, 3.375%, 5/26/25	100,000	103,728
McDonald's Corp., MTN, 4.70%, 12/9/35	80,000	89,826
MGM Resorts International, 5.25%, 3/31/20	70,000	74,025
MGM Resorts International, 6.00%, 3/15/23	130,000	143,975
Penn National Gaming, Inc., 5.625%, 1/15/27(3)	150,000	156,000
Pinnacle Entertainment, Inc., 5.625%, 5/1/24	25,000	25,813
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(3)	50,000	50,625
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	120,000	133,854
Scientific Games International, Inc., 6.25%, 9/1/20	100,000	101,000
Scientific Games International, Inc., 7.00%, 1/1/22(3)	115,000	123,050
Scientific Games International, Inc., 10.00%, 12/1/22	115,000	128,369
Station Casinos LLC, 7.50%, 3/1/21	65,000	67,600

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)		140,000	146,300
			2,876,181
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23		96,000	101,520
Beazer Homes USA, Inc., 6.75%, 3/15/25		110,000	116,325
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(3)		75,000	78,563
Century Communities, Inc., 6.875%, 5/15/22		30,000	31,800
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(3)		50,000	47,500
KB Home, 7.00%, 12/15/21		30,000	33,675
Lennar Corp., 4.75%, 4/1/21		40,000	42,350
Lennar Corp., 4.50%, 4/30/24		140,000	145,250
Meritage Homes Corp., 5.125%, 6/6/27(3)		160,000	159,800
Newell Brands, Inc., 4.20%, 4/1/26		220,000	234,793
Newell Brands, Inc., 5.50%, 4/1/46		120,000	143,947
PulteGroup, Inc., 5.50%, 3/1/26		100,000	107,875
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(3)		60,000	61,725
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(3)		200,000	211,750
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		165,000	176,137
William Lyon Homes, Inc., 5.875%, 1/31/25		100,000	103,000
			1,796,010
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(3)		70,000	73,675
Spectrum Brands, Inc., 6.625%, 11/15/22		130,000	135,362
Spectrum Brands, Inc., 5.75%, 7/15/25		144,000	153,900
			362,937
Industrial Conglomerates — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(3)		50,000	56,922
FedEx Corp., 4.40%, 1/15/47		100,000	102,997
General Electric Co., 4.125%, 10/9/42		240,000	254,572
General Electric Co., MTN, 5.625%, 9/15/17		112,000	112,120
General Electric Co., MTN, 4.375%, 9/16/20		360,000	387,437
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		150,000	156,791
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(3)		160,000	166,000
			1,236,839
Insurance — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		180,000	194,935
Allianz SE, MTN, VRN, 4.75%, 12/24/23(8)	EUR	200,000	277,722
American International Group, Inc., 4.125%, 2/15/24		$540,000	577,952
American International Group, Inc., 4.50%, 7/16/44		110,000	115,059
AXA SA, 7.125%, 12/15/20	GBP	55,000	84,160
AXA SA, MTN, VRN, 6.69%, 7/6/26(8)	GBP	50,000	76,720
AXA SA, MTN, VRN, 3.375%, 7/6/27(8)	EUR	200,000	261,511
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$290,000	302,298
Berkshire Hathaway, Inc., 2.75%, 3/15/23		90,000	92,131
Berkshire Hathaway, Inc., 4.50%, 2/11/43		170,000	190,198
Chubb INA Holdings, Inc., 3.15%, 3/15/25		210,000	215,363
Chubb INA Holdings, Inc., 3.35%, 5/3/26		100,000	103,660
CNP Assurances, VRN, 4.00%, 11/18/24(8)	EUR	400,000	514,224
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25(8)	EUR	200,000	257,263

Fiore Capital LLC, VRDN, 1.19%, 9/7/17, resets weekly off the remarketing agent	$2,500,000	2,500,000
Genworth Holdings, Inc., 7.625%, 9/24/21	35,000	34,363
Genworth Holdings, Inc., VRN, 3.32%, 9/18/17, resets quarterly off the 3-month LIBOR plus 2.00%	25,000	10,750
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	60,000	75,710
International Lease Finance Corp., 3.875%, 4/15/18	250,000	252,861
International Lease Finance Corp., 6.25%, 5/15/19	20,000	21,347
Liberty Mutual Group, Inc., VRN, 4.15%, 9/15/17, resets quarterly off the 3-month LIBOR plus 2.91%(3)	100,000	98,250
Markel Corp., 4.90%, 7/1/22	200,000	219,838
Markel Corp., 3.625%, 3/30/23	80,000	83,243
MetLife, Inc., 4.125%, 8/13/42	90,000	92,589
MetLife, Inc., 4.875%, 11/13/43	50,000	57,874
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	250,000	256,954
Principal Financial Group, Inc., 3.30%, 9/15/22	80,000	83,134
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	160,000	174,944
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	190,000	235,049
Voya Financial, Inc., 5.70%, 7/15/43	150,000	178,626
Voya Financial, Inc., VRN, 5.65%, 5/15/23(8)	75,000	79,688
WR Berkley Corp., 4.625%, 3/15/22	130,000	141,802
WR Berkley Corp., 4.75%, 8/1/44	80,000	85,200
		7,945,418
Internet and Direct Marketing Retail†
Amazon.com, Inc., 3.15%, 8/22/27(3)	300,000	306,048
Amazon.com, Inc., 3.875%, 8/22/37(3)	70,000	71,998
		378,046
Internet Software and Services†
Netflix, Inc., 5.375%, 2/1/21	40,000	43,050
Netflix, Inc., 5.75%, 3/1/24	100,000	107,375
		150,425
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	20,000	20,875
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	99,113
Fidelity National Information Services, Inc., 3.00%, 8/15/26	260,000	256,446
First Data Corp., 7.00%, 12/1/23(3)	165,000	178,200
First Data Corp., 5.00%, 1/15/24(3)	150,000	156,562
First Data Corp., 5.75%, 1/15/24(3)	120,000	126,636
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	280,347
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	130,000	138,224
		1,256,403
Machinery†
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(3)	100,000	109,440
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	31,000	31,799
CNH Industrial Capital LLC, 3.375%, 7/15/19	75,000	76,219
Navistar International Corp., 8.25%, 11/1/21	25,000	25,250
		242,708
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	180,000	184,500
Media — 0.8%
21st Century Fox America, Inc., 3.70%, 10/15/25	50,000	52,256
21st Century Fox America, Inc., 6.90%, 8/15/39	140,000	190,142

21st Century Fox America, Inc., 4.75%, 9/15/44	40,000	43,161
21st Century Fox America, Inc., 4.75%, 11/15/46	40,000	43,511
Altice Financing SA, 6.625%, 2/15/23(3)	200,000	212,000
Altice Financing SA, 7.50%, 5/15/26(3)	65,000	71,351
Altice Finco SA, 7.625%, 2/15/25(3)	115,000	121,900
Altice Luxembourg SA, 7.625%, 2/15/25(3)	140,000	152,033
Altice US Finance I Corp., 5.375%, 7/15/23(3)	105,000	110,250
Altice US Finance I Corp., 5.50%, 5/15/26(3)	25,000	26,516
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	50,000	47,750
AMC Networks, Inc., 4.75%, 8/1/25	110,000	110,550
Cablevision Systems Corp., 5.875%, 9/15/22	170,000	178,075
CBS Corp., 3.50%, 1/15/25	116,000	118,585
CBS Corp., 4.85%, 7/1/42	70,000	73,703
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	250,000	258,125
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(3)	220,000	230,699
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)	120,000	127,163
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(3)	20,000	20,650
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	745,000	799,394
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	40,000	46,163
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	62,040
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	140,000	140,000
Comcast Corp., 6.40%, 5/15/38	230,000	305,616
Comcast Corp., 4.75%, 3/1/44	150,000	165,910
CSC Holdings LLC, 6.75%, 11/15/21	125,000	138,475
CSC Holdings LLC, 10.125%, 1/15/23(3)	70,000	81,267
CSC Holdings LLC, 6.625%, 10/15/25(3)	100,000	109,750
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	50,000	15,750
Discovery Communications LLC, 5.625%, 8/15/19	81,000	86,218
Discovery Communications LLC, 4.90%, 3/11/26	260,000	278,543
DISH DBS Corp., 6.75%, 6/1/21	125,000	138,281
DISH DBS Corp., 5.00%, 3/15/23	135,000	139,766
DISH DBS Corp., 5.875%, 11/15/24	100,000	108,250
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(3)	200,000	201,750
Gray Television, Inc., 5.125%, 10/15/24(3)	100,000	101,625
Gray Television, Inc., 5.875%, 7/15/26(3)	155,000	160,037
Lamar Media Corp., 5.00%, 5/1/23	150,000	156,000
Lamar Media Corp., 5.375%, 1/15/24	140,000	147,525
McClatchy Co. (The), 9.00%, 12/15/22	40,000	41,750
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	281,522
NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	358,136
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(3)	135,000	140,063
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	240,000	249,000
Omnicom Group, Inc., 3.60%, 4/15/26	220,000	224,260
Regal Entertainment Group, 5.75%, 3/15/22	80,000	83,192
RR Donnelley & Sons Co., 6.00%, 4/1/24	65,000	61,831
SFR Group SA, 6.00%, 5/15/22(3)	180,000	189,225
SFR Group SA, 7.375%, 5/1/26(3)	175,000	189,660
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)	80,000	82,024
Sirius XM Radio, Inc., 4.625%, 5/15/23(3)	70,000	72,275

Sirius XM Radio, Inc., 6.00%, 7/15/24(3)		40,000	43,311
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)		60,000	63,576
TEGNA, Inc., 5.50%, 9/15/24(3)		140,000	147,875
Time Warner Cable LLC, 6.75%, 7/1/18		240,000	249,350
Time Warner Cable LLC, 5.50%, 9/1/41		80,000	82,218
Time Warner Cable LLC, 4.50%, 9/15/42		90,000	83,406
Time Warner, Inc., 3.60%, 7/15/25		240,000	243,061
Time Warner, Inc., 3.80%, 2/15/27		180,000	181,569
Time Warner, Inc., 5.35%, 12/15/43		80,000	87,157
Univision Communications, Inc., 5.125%, 2/15/25(3)		100,000	100,750
Viacom, Inc., 3.125%, 6/15/22		100,000	100,042
Viacom, Inc., 4.25%, 9/1/23		135,000	140,065
Videotron Ltd., 5.00%, 7/15/22		75,000	80,531
Virgin Media Finance plc, 5.75%, 1/15/25(3)		110,000	113,988
Virgin Media Secured Finance plc, 5.25%, 1/15/26(3)		145,000	151,706
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		160,000	161,824
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		44,000	46,789
Wind Acquisition Finance SA, 7.375%, 4/23/21(3)		175,000	182,060
WMG Acquisition Corp., 5.625%, 4/15/22(3)		110,000	114,950
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	134,693
Ziggo Bond Finance BV, 5.875%, 1/15/25(3)		$90,000	93,713
			10,146,352
Metals and Mining — 0.2%
AK Steel Corp., 7.00%, 3/15/27		80,000	81,800
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)		70,000	77,175
Aleris International, Inc., 9.50%, 4/1/21(3)		50,000	53,375
Allegheny Technologies, Inc., 5.95%, 1/15/21		140,000	143,150
ArcelorMittal, 6.125%, 6/1/25		100,000	115,250
ArcelorMittal, 7.25%, 3/1/41		155,000	180,234
Arconic, Inc., 5.40%, 4/15/21		25,000	26,906
Arconic, Inc., 5.125%, 10/1/24		165,000	175,725
Barrick North America Finance LLC, 5.75%, 5/1/43		70,000	86,844
Cleveland-Cliffs, Inc., 5.75%, 3/1/25(3)		135,000	132,523
First Quantum Minerals Ltd., 7.25%, 5/15/22(3)		80,000	82,600
Freeport-McMoRan, Inc., 3.55%, 3/1/22		195,000	192,197
Freeport-McMoRan, Inc., 3.875%, 3/15/23		16,000	15,920
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	174,150
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)		130,000	140,950
Kinross Gold Corp., 5.125%, 9/1/21		40,000	42,704
Lundin Mining Corp., 7.875%, 11/1/22(3)		70,000	76,650
New Gold, Inc., 6.25%, 11/15/22(3)		35,000	36,400
Novelis Corp., 5.875%, 9/30/26(3)		135,000	141,075
Southern Copper Corp., 5.25%, 11/8/42		60,000	64,332
Steel Dynamics, Inc., 5.25%, 4/15/23		100,000	104,000
Steel Dynamics, Inc., 5.00%, 12/15/26		65,000	68,900
Teck Resources Ltd., 4.75%, 1/15/22		170,000	179,146
Teck Resources Ltd., 6.25%, 7/15/41		40,000	44,200
United States Steel Corp., 7.375%, 4/1/20		94,000	103,048
Vale Overseas Ltd., 5.625%, 9/15/19		100,000	107,950

Vale Overseas Ltd., 6.25%, 8/10/26		80,000	90,880
			2,738,084
Mortgage Real Estate Investment Trusts (REITs)†
iStar, Inc., 5.00%, 7/1/19		50,000	50,739
Multi-Utilities — 0.4%
AES Corp., 4.875%, 5/15/23		305,000	313,387
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24		120,000	125,100
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		75,000	76,875
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		110,000	111,650
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		140,000	146,157
Calpine Corp., 5.375%, 1/15/23		110,000	105,050
Calpine Corp., 5.875%, 1/15/24(3)		50,000	51,563
Calpine Corp., 5.75%, 1/15/25		210,000	194,250
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		100,000	105,397
Dominion Energy, Inc., 6.40%, 6/15/18		360,000	373,114
Dominion Energy, Inc., 2.75%, 9/15/22		140,000	141,369
Dominion Energy, Inc., 3.625%, 12/1/24		225,000	235,273
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	78,953
Duke Energy Florida LLC, 6.35%, 9/15/37		270,000	376,005
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	133,996
Duke Energy Progress LLC, 4.15%, 12/1/44		120,000	130,245
Dynegy, Inc., 7.375%, 11/1/22		65,000	67,438
Dynegy, Inc., 7.625%, 11/1/24		115,000	119,169
Exelon Corp., 5.15%, 12/1/20		200,000	217,078
Exelon Corp., 4.45%, 4/15/46		100,000	106,451
Exelon Generation Co. LLC, 4.25%, 6/15/22		120,000	127,872
Exelon Generation Co. LLC, 5.60%, 6/15/42		80,000	83,786
FirstEnergy Corp., 4.25%, 3/15/23		230,000	244,353
FirstEnergy Corp., 4.85%, 7/15/47		50,000	52,366
Florida Power & Light Co., 4.125%, 2/1/42		225,000	245,529
Georgia Power Co., 4.30%, 3/15/42		60,000	63,622
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	225,028
NiSource Finance Corp., 5.65%, 2/1/45		110,000	137,199
NRG Energy, Inc., 6.25%, 7/15/22		150,000	157,875
NRG Energy, Inc., 6.25%, 5/1/24		80,000	83,200
NRG Energy, Inc., 7.25%, 5/15/26		50,000	54,000
Pacific Gas & Electric Co., 4.00%, 12/1/46		155,000	163,203
Potomac Electric Power Co., 3.60%, 3/15/24		120,000	127,445
Progress Energy, Inc., 3.15%, 4/1/22		110,000	112,886
Sempra Energy, 2.875%, 10/1/22		220,000	222,865
Sempra Energy, 3.25%, 6/15/27		140,000	139,948
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	49,555
Southern Power Co., 5.15%, 9/15/41		60,000	65,598
Southwestern Public Service Co., 3.70%, 8/15/47		60,000	60,849
SSE plc, VRN, 2.375%, 4/1/21(8)	EUR	200,000	243,509
Talen Energy Supply LLC, 4.625%, 7/15/19(3)		$30,000	29,550
Xcel Energy, Inc., 3.35%, 12/1/26		70,000	71,997
			5,970,755

Multiline Retail†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	60,000	23,700
JC Penney Corp., Inc., 5.75%, 2/15/18	15,000	15,188
JC Penney Corp., Inc., 5.65%, 6/1/20	75,000	74,497
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	210,000	198,425
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(3)	60,000	31,050
		342,860
Oil, Gas and Consumable Fuels — 0.7%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(3)	85,000	91,587
Anadarko Petroleum Corp., 5.55%, 3/15/26	120,000	134,176
Anadarko Petroleum Corp., 6.45%, 9/15/36	120,000	140,643
Antero Resources Corp., 5.125%, 12/1/22	160,000	161,200
Antero Resources Corp., 5.625%, 6/1/23	35,000	35,788
Antero Resources Corp., 5.00%, 3/1/25	140,000	137,900
Apache Corp., 4.75%, 4/15/43	100,000	99,287
BP Capital Markets plc, 4.50%, 10/1/20	24,000	25,846
BP Capital Markets plc, 2.75%, 5/10/23	150,000	151,298
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	20,000	19,300
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	50,000	50,875
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	68,250
Cenovus Energy, Inc., 4.25%, 4/15/27(3)	80,000	77,373
Cenovus Energy, Inc., 6.75%, 11/15/39	50,000	54,192
Chesapeake Energy Corp., 8.00%, 12/15/22(3)	88,000	91,300
Chesapeake Energy Corp., 8.00%, 1/15/25(3)	145,000	140,287
Chevron Corp., 2.10%, 5/16/21	180,000	181,297
Cimarex Energy Co., 4.375%, 6/1/24	220,000	233,628
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	150,000	161,031
Comstock Resources, Inc., PIK, 10.00%, 3/15/20	70,000	69,825
Concho Resources, Inc., 5.50%, 4/1/23	165,000	170,053
Concho Resources, Inc., 4.375%, 1/15/25	210,000	219,450
ConocoPhillips Holding Co., 6.95%, 4/15/29	80,000	104,646
CONSOL Energy, Inc., 5.875%, 4/15/22	220,000	221,100
Continental Resources, Inc., 5.00%, 9/15/22	10,000	10,088
Continental Resources, Inc., 3.80%, 6/1/24	280,000	261,800
Continental Resources, Inc., 4.90%, 6/1/44	65,000	55,289
Denbury Resources, Inc., 4.625%, 7/15/23	75,000	33,375
Diamondback Energy, Inc., 4.75%, 11/1/24	100,000	100,750
Ecopetrol SA, 5.875%, 5/28/45	190,000	185,601
Encana Corp., 6.50%, 2/1/38	100,000	116,362
EOG Resources, Inc., 5.625%, 6/1/19	380,000	404,509
EOG Resources, Inc., 4.10%, 2/1/21	130,000	137,654
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	75,000	55,594
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)	80,000	78,600
Exxon Mobil Corp., 2.71%, 3/6/25	240,000	244,167
Exxon Mobil Corp., 3.04%, 3/1/26	170,000	175,145
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	95,000	90,962
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	55,000	52,388
Gulfport Energy Corp., 6.00%, 10/15/24(3)	65,000	64,025
Gulfport Energy Corp., 6.375%, 5/15/25(3)	60,000	59,250

Halcon Resources Corp., 6.75%, 2/15/25(3)		115,000	116,150
Hess Corp., 6.00%, 1/15/40		130,000	134,051
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(3)		70,000	67,900
Laredo Petroleum, Inc., 6.25%, 3/15/23		85,000	87,337
Marathon Oil Corp., 3.85%, 6/1/25		120,000	119,240
Marathon Oil Corp., 5.20%, 6/1/45		80,000	78,286
MEG Energy Corp., 7.00%, 3/31/24(3)		50,000	40,000
MEG Energy Corp., 6.50%, 1/15/25(3)		100,000	93,250
Murphy Oil Corp., 4.70%, 12/1/22		80,000	78,896
Newfield Exploration Co., 5.75%, 1/30/22		230,000	243,800
Newfield Exploration Co., 5.625%, 7/1/24		90,000	96,183
Noble Energy, Inc., 4.15%, 12/15/21		300,000	317,974
Oasis Petroleum, Inc., 6.875%, 3/15/22		145,000	142,100
Petroleos Mexicanos, 6.00%, 3/5/20		190,000	205,390
Petroleos Mexicanos, 4.875%, 1/24/22		40,000	42,256
Petroleos Mexicanos, 3.50%, 1/30/23		70,000	69,562
Petroleos Mexicanos, 6.625%, 6/15/35		70,000	76,650
Petroleos Mexicanos, 5.50%, 6/27/44		230,000	217,005
Phillips 66, 4.30%, 4/1/22		260,000	279,905
QEP Resources, Inc., 5.375%, 10/1/22		140,000	135,450
Range Resources Corp., 5.00%, 8/15/22(3)		100,000	99,000
Sanchez Energy Corp., 7.75%, 6/15/21		50,000	43,500
Sanchez Energy Corp., 6.125%, 1/15/23		70,000	53,725
Shell International Finance BV, 2.375%, 8/21/22		280,000	282,857
Shell International Finance BV, 3.625%, 8/21/42		165,000	158,653
SM Energy Co., 6.50%, 1/1/23		20,000	19,250
SM Energy Co., 5.00%, 1/15/24		80,000	71,600
Southwestern Energy Co., 6.70%, 1/23/25		70,000	68,600
Statoil ASA, 2.45%, 1/17/23		230,000	231,342
Statoil ASA, 3.95%, 5/15/43		90,000	91,414
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		50,000	49,500
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		100,000	99,000
Suncor Energy, Inc., 6.50%, 6/15/38		50,000	65,149
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20		85,000	87,597
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23		71,000	75,171
Total Capital Canada Ltd., 2.75%, 7/15/23		110,000	112,489
TOTAL SA, MTN, VRN, 2.25%, 2/26/21(8)	EUR	150,000	182,788
Whiting Petroleum Corp., 5.75%, 3/15/21		$190,000	179,075
WPX Energy, Inc., 6.00%, 1/15/22		50,000	51,813
WPX Energy, Inc., 8.25%, 8/1/23		70,000	77,175
			9,706,974
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47		170,000	173,463
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23		45,000	40,275
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.70%, 5/14/45		20,000	21,727
Actavis, Inc., 3.25%, 10/1/22		270,000	277,439
Allergan Funding SCS, 3.85%, 6/15/24		230,000	242,993

Allergan Funding SCS, 4.55%, 3/15/35		110,000	118,281
Endo DAC / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(3)		130,000	107,575
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(3)		130,000	109,525
Merck & Co., Inc., 2.40%, 9/15/22		180,000	183,328
Quintiles IMS, Inc., 4.875%, 5/15/23(3)		120,000	125,400
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		550,000	546,578
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(3)		90,000	89,577
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(3)		120,000	115,500
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(3)		225,000	214,875
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(3)		60,000	63,825
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(3)		235,000	199,163
			2,415,786
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		40,000	38,706
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(3)		85,000	87,869
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	97,635	142,922
			230,791
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$265,000	276,905
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		130,000	152,714
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	174,664
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	73,826
CSX Corp., 3.40%, 8/1/24		200,000	207,262
CSX Corp., 3.25%, 6/1/27		100,000	100,546
Norfolk Southern Corp., 5.75%, 4/1/18		40,000	40,940
Norfolk Southern Corp., 3.25%, 12/1/21		70,000	72,784
Union Pacific Corp., 4.00%, 2/1/21		100,000	106,547
Union Pacific Corp., 4.75%, 9/15/41		220,000	251,941
			1,458,129
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		20,000	22,600
Advanced Micro Devices, Inc., 7.00%, 7/1/24		45,000	48,094
Intel Corp., 3.15%, 5/11/27		160,000	163,509
Lam Research Corp., 2.80%, 6/15/21		210,000	214,142
Micron Technology, Inc., 5.25%, 8/1/23(3)		50,000	52,313
Micron Technology, Inc., 5.50%, 2/1/25		25,000	26,530
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(3)		70,000	72,800
QUALCOMM, Inc., 3.25%, 5/20/27		150,000	152,321
			752,309
Software — 0.2%
Activision Blizzard, Inc., 2.30%, 9/15/21		150,000	149,658
BMC Software Finance, Inc., 8.125%, 7/15/21(3)		25,000	25,937
IMS Health, Inc., 5.00%, 10/15/26(3)		40,000	42,000
Infor US, Inc., 6.50%, 5/15/22		198,000	202,950
Microsoft Corp., 2.70%, 2/12/25		340,000	344,075
Microsoft Corp., 3.125%, 11/3/25		100,000	103,560
Microsoft Corp., 3.45%, 8/8/36		120,000	121,193
Microsoft Corp., 4.25%, 2/6/47		340,000	375,561

Oracle Corp., 3.625%, 7/15/23	280,000	299,673
Oracle Corp., 2.65%, 7/15/26	280,000	275,534
Oracle Corp., 4.00%, 7/15/46	130,000	134,108
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)	100,000	106,375
		2,180,624
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	180,000	186,300
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(3)	60,000	60,375
Herc Rentals, Inc., 7.50%, 6/1/22(3)	68,000	74,800
Hertz Corp. (The), 6.75%, 4/15/19	45,000	44,859
Hertz Corp. (The), 5.875%, 10/15/20	30,000	28,950
Hertz Corp. (The), 6.25%, 10/15/22	75,000	70,125
Home Depot, Inc. (The), 3.75%, 2/15/24	330,000	353,962
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	346,840
Lowe's Cos., Inc., 3.10%, 5/3/27	150,000	151,500
Michaels Stores, Inc., 5.875%, 12/15/20(3)	55,000	56,306
Party City Holdings, Inc., 6.125%, 8/15/23(3)	75,000	78,750
PetSmart, Inc., 5.875%, 6/1/25(3)	50,000	44,875
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	65,975
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	76,500
Sonic Automotive, Inc., 5.00%, 5/15/23	50,000	48,875
United Rentals North America, Inc., 4.625%, 7/15/23	310,000	324,824
United Rentals North America, Inc., 5.50%, 7/15/25	110,000	118,112
United Rentals North America, Inc., 5.50%, 5/15/27	85,000	90,313
		2,222,241
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.85%, 5/6/21	180,000	185,976
Apple, Inc., 3.00%, 2/9/24	70,000	72,042
Apple, Inc., 2.50%, 2/9/25	380,000	375,730
Apple, Inc., 3.20%, 5/11/27	190,000	194,531
CommScope Technologies LLC, 6.00%, 6/15/25(3)	135,000	144,113
Dell International LLC / EMC Corp., 7.125%, 6/15/24(3)	220,000	243,811
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	520,000	581,473
Dell, Inc., 5.875%, 6/15/19	125,000	132,431
EMC Corp., 2.65%, 6/1/20	25,000	24,676
NCR Corp., 5.00%, 7/15/22	90,000	92,250
Seagate HDD Cayman, 4.75%, 6/1/23	150,000	151,439
Western Digital Corp., 10.50%, 4/1/24	125,000	148,594
		2,347,066
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)	115,000	120,175
L Brands, Inc., 5.625%, 2/15/22	135,000	143,269
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	170,000	151,725
		415,169
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22	400,000	409,698
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 9.00%, 11/15/18(3)	19,000	20,544
Sprint Communications, Inc., 6.00%, 11/15/22	185,000	197,256

Sprint Corp., 7.25%, 9/15/21	180,000	198,900
Sprint Corp., 7.875%, 9/15/23	75,000	85,885
Sprint Corp., 7.125%, 6/15/24	205,000	225,756
T-Mobile USA, Inc., 6.625%, 4/1/23	155,000	163,719
T-Mobile USA, Inc., 6.375%, 3/1/25	100,000	107,937
T-Mobile USA, Inc., 6.50%, 1/15/26	80,000	88,800
		1,088,797
TOTAL CORPORATE BONDS (Cost $132,497,464)		136,987,593
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 4.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(9) — 0.5%
FHLMC, VRN, 1.78%, 9/15/17	87,641	90,295
FHLMC, VRN, 1.91%, 9/15/17	111,616	114,883
FHLMC, VRN, 2.01%, 9/15/17	159,211	164,724
FHLMC, VRN, 2.32%, 9/15/17	371,360	377,173
FHLMC, VRN, 2.38%, 9/15/17	402,599	410,099
FHLMC, VRN, 2.76%, 9/15/17	218,199	230,047
FHLMC, VRN, 3.01%, 9/15/17	378,984	399,450
FHLMC, VRN, 3.07%, 9/15/17	187,000	197,127
FHLMC, VRN, 3.52%, 9/15/17	64,428	68,390
FHLMC, VRN, 3.63%, 9/15/17	43,707	45,962
FHLMC, VRN, 3.67%, 9/15/17	129,058	134,961
FHLMC, VRN, 4.06%, 9/15/17	125,477	130,194
FHLMC, VRN, 4.27%, 9/15/17	163,805	171,252
FNMA, VRN, 2.62%, 9/25/17	299,851	306,544
FNMA, VRN, 2.71%, 9/25/17	32,900	33,799
FNMA, VRN, 2.88%, 9/25/17	187,099	195,914
FNMA, VRN, 2.92%, 9/25/17	45,480	47,105
FNMA, VRN, 2.94%, 9/25/17	189,005	195,820
FNMA, VRN, 2.94%, 9/25/17	349,241	362,024
FNMA, VRN, 2.94%, 9/25/17	276,002	286,336
FNMA, VRN, 2.94%, 9/25/17	200,377	207,880
FNMA, VRN, 3.18%, 9/25/17	345,226	356,438
FNMA, VRN, 3.20%, 9/25/17	558,309	575,224
FNMA, VRN, 3.21%, 9/25/17	391,400	403,326
FNMA, VRN, 3.26%, 9/25/17	836,694	872,675
FNMA, VRN, 3.30%, 9/25/17	70,361	73,954
FNMA, VRN, 3.32%, 9/25/17	53,989	56,304
FNMA, VRN, 3.33%, 9/25/17	136,899	142,605
FNMA, VRN, 3.61%, 9/25/17	153,707	160,559
FNMA, VRN, 3.93%, 9/25/17	155,945	162,174
		6,973,238
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.0%
FHLMC, 4.50%, 1/1/19	46,070	47,115
FHLMC, 5.00%, 10/1/19	2,308	2,367
FHLMC, 5.00%, 11/1/19	12,126	12,438
FHLMC, 5.50%, 11/1/19	524	529
FHLMC, 5.50%, 11/1/19	495	500
FHLMC, 5.50%, 11/1/19	1,081	1,104
FHLMC, 5.50%, 11/1/19	451	455

FHLMC, 5.50%, 11/1/19	103	103
FHLMC, 5.50%, 12/1/19	1,107	1,133
FHLMC, 5.00%, 2/1/20	616	632
FHLMC, 5.00%, 2/1/20	254	260
FHLMC, 5.50%, 3/1/20	1,147	1,174
FHLMC, 5.50%, 3/1/20	1,349	1,382
FHLMC, 5.50%, 3/1/20	2,272	2,330
FHLMC, 5.00%, 5/1/20	783	803
FHLMC, 5.00%, 5/1/20	2,694	2,763
FHLMC, 5.00%, 5/1/20	2,650	2,718
FHLMC, 4.50%, 7/1/20	9,517	9,802
FHLMC, 4.00%, 10/1/20	3,571	3,696
FHLMC, 8.00%, 6/1/26	4,095	4,212
FHLMC, 8.00%, 6/1/26	288	320
FHLMC, 7.00%, 8/1/29	1,224	1,333
FHLMC, 8.00%, 7/1/30	9,916	11,803
FHLMC, 5.50%, 12/1/33	166,835	187,293
FHLMC, 6.50%, 5/1/34	7,029	8,106
FHLMC, 5.50%, 6/1/35	5,086	5,577
FHLMC, 5.00%, 9/1/35	3,738	4,067
FHLMC, 5.00%, 9/1/35	3,007	3,287
FHLMC, 5.50%, 10/1/35	29,013	32,349
FHLMC, 5.50%, 10/1/35	16,357	18,168
FHLMC, 5.00%, 11/1/35	62,587	68,832
FHLMC, 5.00%, 11/1/35	91,589	101,476
FHLMC, 6.50%, 3/1/36	3,948	4,377
FHLMC, 6.50%, 3/1/36	1,443	1,600
FHLMC, 5.50%, 1/1/38	115,844	128,605
FHLMC, 6.00%, 2/1/38	66,159	74,931
FHLMC, 6.00%, 11/1/38	288,610	325,501
FHLMC, 6.50%, 7/1/47	15,653	16,770
FNMA, 3.00%, 9/13/17(5)	2,250,000	2,275,488
FNMA, 3.50%, 9/13/17(5)	11,650,000	12,071,168
FNMA, 4.00%, 9/13/17(5)	3,275,000	3,460,114
FNMA, 4.50%, 9/13/17(5)	2,150,000	2,312,762
FNMA, 4.00%, 6/1/19	873	904
FNMA, 4.50%, 6/1/19	15,624	15,999
FNMA, 4.50%, 12/1/19	1,932	1,979
FNMA, 5.00%, 3/1/20	4,884	5,002
FNMA, 5.00%, 3/1/20	3,559	3,645
FNMA, 5.00%, 4/1/20	2,579	2,642
FNMA, 5.00%, 5/1/20	687	704
FNMA, 5.00%, 5/1/20	2,470	2,530
FNMA, 5.00%, 7/1/20	3,024	3,097
FNMA, 7.00%, 5/1/26	2,164	2,295
FNMA, 7.00%, 6/1/26	1,188	1,329
FNMA, 7.50%, 3/1/27	159	159
FNMA, 6.50%, 4/1/29	8,915	9,886
FNMA, 6.50%, 6/1/29	10,488	11,625

FNMA, 6.50%, 6/1/29	6,940	7,695
FNMA, 7.00%, 7/1/29	1,888	1,934
FNMA, 6.50%, 8/1/29	12,310	14,160
FNMA, 7.00%, 3/1/30	7,257	7,911
FNMA, 8.00%, 7/1/30	15,397	15,794
FNMA, 7.50%, 9/1/30	5,687	6,880
FNMA, 6.50%, 9/1/31	32,796	36,366
FNMA, 7.00%, 9/1/31	26,925	29,664
FNMA, 6.50%, 1/1/32	6,405	7,101
FNMA, 5.50%, 6/1/33	54,541	61,051
FNMA, 5.50%, 8/1/33	367,212	411,444
FNMA, 5.00%, 11/1/33	338,200	373,367
FNMA, 5.50%, 1/1/34	354,746	397,450
FNMA, 5.50%, 9/1/34	21,782	24,392
FNMA, 5.50%, 10/1/34	19,124	21,286
FNMA, 6.00%, 10/1/34	21,064	23,683
FNMA, 5.00%, 11/1/34	68,125	74,420
FNMA, 5.50%, 3/1/35	709	784
FNMA, 5.50%, 3/1/35	4,884	5,400
FNMA, 5.50%, 3/1/35	6,178	6,838
FNMA, 5.50%, 3/1/35	17,662	19,830
FNMA, 5.50%, 3/1/35	12,128	13,494
FNMA, 5.00%, 4/1/35	14,209	15,821
FNMA, 6.00%, 5/1/35	5,300	5,984
FNMA, 6.00%, 5/1/35	435	489
FNMA, 6.00%, 6/1/35	7,739	8,702
FNMA, 6.00%, 6/1/35	2,646	2,992
FNMA, 6.00%, 6/1/35	406	457
FNMA, 5.00%, 7/1/35	78,909	87,947
FNMA, 5.50%, 7/1/35	13,316	14,894
FNMA, 6.00%, 7/1/35	35,402	40,440
FNMA, 6.00%, 7/1/35	3,145	3,536
FNMA, 6.00%, 7/1/35	17,703	19,974
FNMA, 5.50%, 8/1/35	6,532	7,301
FNMA, 4.50%, 9/1/35	345,083	372,628
FNMA, 5.50%, 9/1/35	19,490	21,694
FNMA, 5.50%, 9/1/35	871	973
FNMA, 5.50%, 9/1/35	459	514
FNMA, 5.50%, 9/1/35	11,866	13,295
FNMA, 5.50%, 9/1/35	60,337	67,367
FNMA, 5.00%, 10/1/35	11,851	13,082
FNMA, 5.50%, 10/1/35	121,286	135,764
FNMA, 6.00%, 10/1/35	24,651	28,066
FNMA, 5.50%, 11/1/35	81,734	91,454
FNMA, 6.00%, 11/1/35	8,549	9,612
FNMA, 6.50%, 11/1/35	2,924	3,247
FNMA, 6.50%, 12/1/35	8,058	8,935
FNMA, 6.50%, 4/1/36	12,096	13,647
FNMA, 6.00%, 8/1/36	11,922	13,552

FNMA, 5.00%, 10/1/36	98,485	107,604
FNMA, 5.00%, 11/1/36	144,164	157,671
FNMA, 5.50%, 1/1/37	456,903	510,597
FNMA, 6.00%, 5/1/37	9,412	10,636
FNMA, 6.00%, 7/1/37	1,932	2,189
FNMA, 6.50%, 8/1/37	8,654	9,745
FNMA, 6.50%, 8/1/37	345,687	367,904
FNMA, 6.50%, 8/1/37	416,850	441,253
FNMA, 5.00%, 4/1/40	1,149,145	1,257,779
FNMA, 4.00%, 1/1/41	3,975,670	4,271,701
FNMA, 5.00%, 6/1/41	915,586	1,001,114
FNMA, 4.50%, 7/1/41	829,051	900,784
FNMA, 4.50%, 9/1/41	23,157	25,093
FNMA, 4.50%, 9/1/41	2,141,246	2,323,190
FNMA, 4.00%, 12/1/41	1,771,593	1,896,690
FNMA, 4.00%, 1/1/42	33,752	35,821
FNMA, 3.50%, 5/1/42	1,488,743	1,551,169
FNMA, 3.50%, 6/1/42	747,857	780,330
FNMA, 3.00%, 11/1/42	1,145,180	1,164,535
FNMA, 3.50%, 5/1/45	1,480,267	1,539,411
FNMA, 4.00%, 4/1/46	1,720,274	1,818,933
FNMA, 6.50%, 8/1/47	30,352	32,712
FNMA, 6.50%, 9/1/47	57,909	62,239
FNMA, 6.50%, 9/1/47	2,609	2,810
FNMA, 6.50%, 9/1/47	51,523	55,402
FNMA, 6.50%, 9/1/47	13,745	14,744
GNMA, 2.50%, 9/21/17(5)	100,000	99,139
GNMA, 3.00%, 9/21/17(5)	2,100,000	2,143,477
GNMA, 3.50%, 9/21/17(5)	350,000	364,998
GNMA, 4.00%, 9/21/17(5)	975,000	1,027,482
GNMA, 9.00%, 4/20/25	651	728
GNMA, 7.50%, 10/15/25	2,266	2,326
GNMA, 6.00%, 4/15/26	602	681
GNMA, 7.50%, 6/15/26	2,207	2,284
GNMA, 7.00%, 12/15/27	10,145	10,243
GNMA, 7.50%, 12/15/27	6,382	6,949
GNMA, 6.00%, 5/15/28	13,385	15,141
GNMA, 6.50%, 5/15/28	5,607	6,168
GNMA, 7.00%, 5/15/31	23,115	27,214
GNMA, 5.50%, 11/15/32	75,627	85,013
GNMA, 6.50%, 10/15/38	1,084,709	1,287,054
GNMA, 4.50%, 5/20/41	1,244,608	1,336,090
GNMA, 4.50%, 6/15/41	477,734	521,132
GNMA, 4.00%, 12/15/41	600,099	635,291
GNMA, 3.50%, 7/20/42	507,563	531,601
GNMA, 3.50%, 4/20/45	269,024	281,023
GNMA, 2.50%, 7/20/46	349,814	347,117

GNMA, 2.50%, 8/20/46		1,026,595	1,018,686
			53,926,443
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $59,680,124)			60,899,681
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.9%
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,210,000	980,572
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	311,473
			1,292,045
Austria — 0.1%
Republic of Austria Government Bond, 3.50%, 9/15/21(3)	EUR	185,000	255,205
Republic of Austria Government Bond, 0.75%, 10/20/26(3)	EUR	187,000	228,121
Republic of Austria Government Bond, 4.15%, 3/15/37(3)	EUR	112,000	204,170
			687,496
Belgium — 0.1%
Kingdom of Belgium Government Bond, 4.25%, 9/28/22	EUR	110,000	160,923
Kingdom of Belgium Government Bond, 2.25%, 6/22/23	EUR	320,000	432,686
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	88,000	162,836
			756,445
Canada — 0.3%
Canadian Government Bond, 0.75%, 9/1/21	CAD	2,350,000	1,833,311
Canadian Government Bond, 4.00%, 6/1/41	CAD	320,000	337,187
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	594,000	502,918
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	783,000	649,174
Province of Quebec Canada, 3.00%, 9/1/23	CAD	405,000	339,775
Province of Quebec Canada, 5.75%, 12/1/36	CAD	420,000	470,003
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	31,767
Province of Quebec Canada, 3.50%, 12/1/48	CAD	152,000	131,658
			4,295,793
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	241,258
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		290,000	310,300
Colombia Government International Bond, 7.375%, 9/18/37		100,000	133,000
			443,300
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	139,507
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	930,000	149,038
Denmark Government Bond, 4.50%, 11/15/39	DKK	375,000	101,999
			251,037
Dominican Republic†
Dominican Republic International Bond, 6.875%, 1/29/26		$400,000	461,000
Finland†
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	220,000	339,203
France — 0.2%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	1,139,000	1,506,017
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	182,000	329,554

French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	560,000	904,351
			2,739,922
Germany — 0.3%
Bundesobligation, 0.00%, 10/8/21(6)	EUR	95,000	115,405
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	115,000	142,286
Bundesrepublik Deutschland, 0.00%, 8/15/26(6)	EUR	795,000	928,823
Bundesrepublik Deutschland, 0.25%, 2/15/27	EUR	988,000	1,172,240
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	293,000	510,936
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	117,000	248,346
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	267,000	421,781
			3,539,817
Hungary†
Hungary Government Bond, 6.75%, 10/22/28	HUF	11,400,000	59,271
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	288,000	413,151
Italy — 0.3%
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	1,552,000	1,852,675
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,259,000	1,525,966
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	416,000	636,140
Republic of Italy Government International Bond, 6.875%, 9/27/23		$150,000	180,818
			4,195,599
Japan — 1.2%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	429,100,000	4,096,907
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	224,150,000	2,149,654
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	242,700,000	2,977,703
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	177,500,000	2,087,076
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	35,800,000	376,588
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	463,000,000	5,038,383
			16,726,311
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	1,250,000	292,949
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	508,355
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	741,230
Mexico Government International Bond, MTN, 4.75%, 3/8/44		228,000	238,488
			1,488,073
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(3)(6)	EUR	256,000	309,925
Netherlands Government Bond, 0.50%, 7/15/26(3)	EUR	480,000	579,165
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	91,000	150,320
			1,039,410
New Zealand — 0.1%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	845,000	635,203
Norway — 0.4%
Norway Government Bond, 3.75%, 5/25/21(3)	NOK	39,291,000	5,597,617
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	136,000
Peruvian Government International Bond, 5.625%, 11/18/50		160,000	202,800
			338,800

Philippines†
Philippine Government International Bond, 4.00%, 1/15/21		300,000	320,252
Philippine Government International Bond, 6.375%, 10/23/34		100,000	135,465
			455,717
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	885,000	264,791
Republic of Poland Government International Bond, 5.125%, 4/21/21		$250,000	276,604
			541,395
Russia†
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		200,000	353,131
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	282,000	223,012
South Africa — 0.1%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	6,043,000	462,356
Spain — 0.2%
Spain Government Bond, 4.40%, 10/31/23(3)	EUR	281,000	411,140
Spain Government Bond, 1.60%, 4/30/25(3)	EUR	697,000	865,840
Spain Government Bond, 5.15%, 10/31/28(3)	EUR	99,000	159,866
Spain Government Bond, 5.15%, 10/31/44(3)	EUR	242,000	423,277
			1,860,123
Sweden†
Sweden Government Bond, 2.50%, 5/12/25	SEK	2,015,000	294,022
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	439,000	519,637
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	65,000	96,974
			616,611
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	10,800,000	364,606
Turkey†
Turkey Government International Bond, 3.25%, 3/23/23		$47,000	45,162
United Kingdom — 0.1%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	671,000	1,363,101
United Kingdom Gilt, 4.25%, 12/7/55	GBP	138,000	314,450
			1,677,551
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	78,400
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $49,922,142)			52,945,293
MUNICIPAL SECURITIES — 2.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		130,000	188,254
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 0.86%, 9/6/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)		1,285,000	1,285,000
Chicago Midway International Airport Rev., VRDN, 0.79%, 9/7/17, resets weekly off the remarketing agent (LOC: Bank of Montreal)		1,900,000	1,900,000
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 0.87%, 9/7/17, resets weekly off the remarketing agent (LOC: HSBC Bank USA N.A.)		1,285,000	1,285,000
Illinois Housing Development Authority Rev., VRDN, 1.08%, 9/7/17, resets weekly off the remarketing agent (LIQ FAC: FHLB)		3,850,000	3,850,000
Kansas City Rev., VRDN, 1.20%, 9/6/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)		1,215,000	1,215,000
Kansas City Rev., VRDN, 1.20%, 9/6/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)		2,000,000	2,000,000

Los Angeles Community College District GO, 6.68%, 8/1/36	120,000	170,562
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	42,483
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	21,566
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	180,000	275,823
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	208,538
New York City GO, 6.27%, 12/1/37	40,000	55,563
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	235,864
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 1.25%, 9/6/17, resets weekly off the remarketing agent (LOC: FNMA)	1,550,000	1,550,000
Pasadena Public Financing Authority Rev., VRDN, 1.20%, 9/7/17, resets weekly off the remarketing agent (SBBPA: Bank of the West)	4,450,000	4,450,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	330,000	377,058
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 0.85%, 9/6/17, resets weekly off the remarketing agent (SBBPA: Northern Trust Company)	3,100,000	3,100,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	280,000	343,073
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	170,000	221,003
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	170,000	207,349
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	175,269
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	15,000	22,679
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	195,000	244,006
State of California GO, 7.55%, 4/1/39	60,000	94,252
State of California GO, 7.30%, 10/1/39	160,000	239,040
State of California GO, (Building Bonds), 7.60%, 11/1/40	145,000	231,525
State of Connecticut GO, 1.42%, 3/15/18	1,800,000	1,796,904
State of Illinois GO, 5.10%, 6/1/33	170,000	169,663
State of Oregon Department of Transportation Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	130,000	169,542
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 1.21%, 9/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	2,453,000	2,453,000
Tennis for Charity, Inc. Rev., VRDN, 1.10%, 9/6/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	2,870,000	2,870,000
TOTAL MUNICIPAL SECURITIES (Cost $30,660,798)		31,448,016
COLLATERALIZED MORTGAGE OBLIGATIONS(4)(10) — 1.3%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	37,185	37,576
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.33%, 9/1/17	80,887	81,554
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 9/1/17(3)	204,559	211,763
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 9/1/17(3)	117,920	121,721
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.84%, 9/1/17	230,488	230,113
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.40%, 9/1/17	53,652	52,248
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.30%, 9/1/17	127,434	124,313
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.00%, 9/1/17	200,258	198,584
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.53%, 9/1/17	138,085	137,199
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.62%, 9/1/17	181,384	174,054
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 9/1/17(3)	442,882	455,218
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.22%, 9/1/17	211,141	210,889
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.34%, 9/1/17	79,894	79,140
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 9/1/17(3)	122,792	126,664
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.21%, 9/1/17	123,804	122,770
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.56%, 9/1/17	168,024	169,688
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.32%, 9/1/17	267,044	268,484

GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.18%, 9/1/17	400,957	409,877
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.42%, 9/1/17	88,419	89,406
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.47%, 9/1/17	149,880	150,488
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.69%, 9/1/17	90,137	90,333
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.63%, 9/1/17	195,861	199,176
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 9/1/17(3)	16,346	16,502
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 9/1/17(3)	307,301	316,476
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 9/1/17(3)	575,735	592,925
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.43%, 9/1/17	704,770	724,500
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.20%, 9/25/17	141,733	140,385
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.97%, 9/1/17	166,983	165,495
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.97%, 9/1/17	52,182	53,443
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 9/1/17(3)	134,065	141,984
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.88%, 9/1/17	41,845	43,632
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 9/1/17	41,342	41,680
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	28,841	30,330
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 9/1/17(3)	628,055	646,366
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 9/1/17(3)	199,498	205,477
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 9/1/17(3)	210,694	208,740
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.36%, 9/1/17	165,592	173,106
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.33%, 9/1/17	145,829	146,710
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.97%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.74%	431,274	412,045
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	142,260	149,789
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.06%, 9/1/17	453,794	447,574
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.20%, 9/1/17	222,794	224,611
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.38%, 9/1/17	19,471	19,924
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 9/1/17	232,960	237,715
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	101,023	99,904
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	274,017	282,082
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.31%, 9/1/17	462,235	486,338
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.26%, 9/1/17	224,627	230,857
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.23%, 9/1/17	59,941	60,664
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.28%, 9/1/17	220,902	223,703
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.33%, 9/1/17	114,002	114,983
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.34%, 9/1/17	234,171	235,932
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	161,054	161,214
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	183,268	182,294
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.30%, 9/1/17	179,022	174,557
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.75%, 9/1/17	137,005	137,195
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.26%, 9/1/17	288,289	274,421
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	85,108	85,932
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	52,059	53,412
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	98,289	97,883
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	48,397	50,696
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.28%, 9/1/17	105,515	102,373
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 3.20%, 9/1/17	119,206	115,717
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	111,108	117,284
		12,168,108

U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.53%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.30%	25,000	25,289
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.58%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.35%	100,000	101,317
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.43%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.20%	230,845	233,178
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.03%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.80%	123,474	123,927
FHLMC, Series KF29, Class A, VRN, 1.59%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.36%	1,186,778	1,189,261
FHLMC, Series KF32, Class A, VRN, 1.60%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.37%	1,049,971	1,052,374
FNMA, Series 2014-C02, Class 1M2, VRN, 3.83%, 9/25/17, resets monthly off the 1-month LIBOR plus 2.60%	225,000	234,189
FNMA, Series 2014-C02, Class 2M2, VRN, 3.83%, 9/25/17, resets monthly off the 1-month LIBOR plus 2.60%	600,000	626,407
FNMA, Series 2016-C04, Class 1M1, VRN, 2.68%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.45%	337,814	341,593
FNMA, Series 2016-C04, Class 1M2, VRN, 5.48%, 9/25/17, resets monthly off the 1-month LIBOR plus 4.25%	75,000	81,811
FNMA, Series 2016-C05, Class 2M1, VRN, 2.58%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.35%	317,802	319,979
FNMA, Series 2017-C01, Class 1M1, VRN, 2.53%, 9/25/17, resets monthly off the 1-month LIBOR plus 1.30%	481,683	485,835
FNMA, Series 2017-C01, Class 1M2, VRN, 4.78%, 9/25/17, resets monthly off the 1-month LIBOR plus 3.55%	225,000	235,418
FNMA, Series 2017-C03, Class 1M1, VRN, 2.18%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.95%	277,280	277,997
FNMA, Series 2017-C03, Class 1M2, VRN, 4.23%, 9/25/17, resets monthly off the 1-month LIBOR plus 3.00%	130,000	132,424
FNMA, Series 2017-C06, Class 1M1, VRN, 1.99%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.75%	125,000	124,903
FNMA, Series 2017-C06, Class 2M1, VRN, 1.99%, 9/25/17, resets monthly off the 1-month LIBOR plus 0.75%	125,000	125,092
		5,710,994
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,758,876)		17,879,102
COMMERCIAL PAPER(7) — 1.2%
Board of Governors, 1.20%, 10/23/17	2,500,000	2,500,025
Canadian Imperial Bank of Commerce, 1.34%, 12/1/17	2,750,000	2,749,890
Coca-Cola Co., 1.19%, 9/18/17(3)	1,550,000	1,549,146
Massachusetts Education Financing Authority, 1.25%, 9/6/17	2,800,000	2,800,056
National Australia Bank Ltd., 1.22%, 9/1/17(3)	525,000	524,983
State of California, 1.35%, 9/12/17	2,500,000	2,500,100
University of Texas System (The), 1.20%, 9/25/17	1,000,000	1,000,010
University of Texas System (The), 1.18%, 9/26/17	3,000,000	3,000,000
TOTAL COMMERCIAL PAPER (Cost $16,624,067)		16,624,210
COMMERCIAL MORTGAGE-BACKED SECURITIES(4)(10) — 1.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.03%, 9/15/17, resets monthly off the 1-month LIBOR plus 0.80%(3)	775,000	775,986
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	700,000	725,222
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	850,000	884,693
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 9/1/17	700,000	760,250
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 9/1/17	700,000	752,135
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/1/17	750,000	802,694
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 9/1/17	775,000	803,366
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 9/1/17	150,000	161,299
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 9/1/17	700,000	738,319
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	975,000	1,008,220
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.93%, 9/15/17, resets monthly off the 1-month LIBOR plus 0.70%(3)	1,050,000	1,052,099
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	200,000	207,634

GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 9/1/17	700,000	729,603
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	300,000	296,999
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 9/10/17(3)	900,000	935,117
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	210,000	220,016
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	400,000	437,451
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.13%, 9/15/17, resets monthly off the 1-month LIBOR plus 0.90%(3)	1,150,000	1,150,597
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	400,000	399,990
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	200,000	200,724
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 9/1/17(3)	700,000	714,994
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	630,000	645,831
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, 7/15/50	150,000	154,029
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,232,406)		14,557,268
ASSET-BACKED SECURITIES(4)(10) — 1.0%
American Airlines Pass Through Trust, 7.00%, 7/31/19(3)	39,522	40,498
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	250,000	250,274
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)	950,000	952,822
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	175,000	178,372
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	470,385	474,624
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 1.86%, 9/22/17, resets monthly off the 1-month LIBOR plus 0.62%	800,000	808,353
Colony American Homes, Series 2014-2A, Class A, VRN, 2.19%, 9/17/17, resets monthly off the 1-month LIBOR plus 0.95%(3)	417,334	418,255
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.48%, 9/17/17, resets monthly off the 1-month LIBOR plus 1.25%(3)	1,207,232	1,219,747
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	356,386	356,142
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	432,800	432,869
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(3)	450,000	452,463
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(3)	800,000	802,688
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.63%, 9/11/17, resets monthly off the 1-month LIBOR plus 0.40%(3)	46,934	46,932
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(3)	500,000	498,939
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	88,368	88,212
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	453,596	449,567
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	461,253	464,603
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	550,000	549,865
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	1,000,000	1,001,100
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.43%, 9/17/17, resets monthly off the 1-month LIBOR plus 1.20%(3)	129,715	129,862
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	283,695	282,831
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	293,835	294,379
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	332,810	330,059
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	100,000	100,622
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.63%, 9/17/17, resets monthly off the 1-month LIBOR plus 1.40%(3)	475,000	482,472
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 8/17/34(3)	75,000	75,933
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	416,735	422,293
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(3)	103,191	103,073
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 9/20/17(3)	57,710	57,733
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	325,783	325,474

Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	302,854	303,190
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	127,128	127,173
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 9/1/17(3)	140,000	141,774
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	69,113	75,247
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	120,832	126,572
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	928,473	928,413
TOTAL ASSET-BACKED SECURITIES (Cost $13,732,221)		13,793,425
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FNMA, 2.125%, 4/24/26	230,000	228,337
FNMA, 6.625%, 11/15/30	3,725,000	5,405,157
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,223,378)		5,633,494
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE Value ETF	4,300	227,943
iShares MSCI Japan ETF	1,400	76,594
iShares Russell 1000 Value ETF	4,140	479,370
iShares Russell Mid-Cap Value ETF	27,439	2,281,553
SPDR S&P Bank ETF	49,868	2,080,493
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,854,230)		5,145,953
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $67,314)	1,349	74,101
TEMPORARY CASH INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	23,961,110	23,961,110
U.S. Treasury Bills,0.97%,11/9/17(2)(7)	550,000	549,006
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,510,059)		24,510,116
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $1,168,274,207)		1,384,271,915
OTHER ASSETS AND LIABILITIES — (1.6)%		(21,894,535)
TOTAL NET ASSETS — 100.0%		$1,362,377,380

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	920,529	USD	55,056	Goldman Sachs & Co.	9/21/17	$(2,351)
ARS	2,286,578	USD	136,757	Goldman Sachs & Co.	9/21/17	(5,839)
ARS	480,059	USD	27,733	Goldman Sachs & Co.	9/21/17	(247)
ARS	1,185,695	USD	68,498	Goldman Sachs & Co.	9/21/17	(611)
AUD	17,034	USD	12,825	JPMorgan Chase Bank N.A.	9/21/17	713
AUD	198,793	USD	149,810	JPMorgan Chase Bank N.A.	9/21/17	8,190
AUD	75,786	USD	57,112	JPMorgan Chase Bank N.A.	9/21/17	3,122
AUD	190,007	USD	143,281	JPMorgan Chase Bank N.A.	9/21/17	7,737
AUD	201,056	USD	151,612	JPMorgan Chase Bank N.A.	9/21/17	8,187
AUD	10,887	USD	8,343	JPMorgan Chase Bank N.A.	9/21/17	310
AUD	16,601	USD	12,722	JPMorgan Chase Bank N.A.	9/21/17	473
AUD	184,799	USD	142,624	JPMorgan Chase Bank N.A.	9/21/17	4,254
AUD	67,077	USD	51,769	JPMorgan Chase Bank N.A.	9/21/17	1,544

AUD	14,936	USD	11,938	JPMorgan Chase Bank N.A.	9/21/17	(67)
AUD	46,329	USD	36,892	JPMorgan Chase Bank N.A.	9/21/17	(69)
AUD	11,325	USD	9,018	JPMorgan Chase Bank N.A.	9/21/17	(17)
AUD	17,569	USD	13,990	JPMorgan Chase Bank N.A.	9/21/17	(26)
AUD	15,502	USD	12,344	JPMorgan Chase Bank N.A.	9/21/17	(23)
BRL	188,395	USD	56,345	Goldman Sachs & Co.	9/21/17	3,361
BRL	467,969	USD	139,960	Goldman Sachs & Co.	9/21/17	8,348
BRL	47,185	USD	14,695	Morgan Stanley	9/21/17	259
BRL	65,259	USD	20,324	Morgan Stanley	9/21/17	358
CAD	325,961	USD	242,957	JPMorgan Chase Bank N.A.	9/21/17	18,125
CAD	41,339	USD	30,827	JPMorgan Chase Bank N.A.	9/21/17	2,284
CAD	100,276	USD	74,777	JPMorgan Chase Bank N.A.	9/21/17	5,540
CAD	7,115	USD	5,367	JPMorgan Chase Bank N.A.	9/21/17	332
CAD	31,576	USD	24,345	JPMorgan Chase Bank N.A.	9/21/17	946
CAD	23,233	USD	17,970	JPMorgan Chase Bank N.A.	9/21/17	639
CAD	1,106	USD	856	JPMorgan Chase Bank N.A.	9/21/17	30
CAD	78,278	USD	60,793	JPMorgan Chase Bank N.A.	9/21/17	1,904
CAD	162,197	USD	125,968	JPMorgan Chase Bank N.A.	9/21/17	3,946
CAD	7,394	USD	5,922	JPMorgan Chase Bank N.A.	9/21/17	1
CAD	14,789	USD	11,843	JPMorgan Chase Bank N.A.	9/21/17	2
CAD	51,187	USD	41,136	JPMorgan Chase Bank N.A.	9/21/17	(137)
CAD	10,677	USD	8,580	JPMorgan Chase Bank N.A.	9/21/17	(29)
CAD	13,343	USD	10,532	JPMorgan Chase Bank N.A.	9/21/17	156
CAD	4,410	USD	3,481	JPMorgan Chase Bank N.A.	9/21/17	51
CAD	16,276	USD	12,809	JPMorgan Chase Bank N.A.	9/21/17	227
CAD	6,371	USD	5,019	JPMorgan Chase Bank N.A.	9/21/17	84
CAD	11,259	USD	8,829	JPMorgan Chase Bank N.A.	9/21/17	189
CAD	20,099	USD	16,046	JPMorgan Chase Bank N.A.	9/21/17	52
CAD	5,023	USD	4,010	JPMorgan Chase Bank N.A.	9/21/17	13
CAD	6,529	USD	5,200	JPMorgan Chase Bank N.A.	9/21/17	29
CAD	94,842	USD	75,179	JPMorgan Chase Bank N.A.	9/21/17	786
CAD	26,641	USD	21,118	JPMorgan Chase Bank N.A.	9/21/17	221
CAD	49,354	USD	38,046	Morgan Stanley	9/29/17	1,489
CAD	34,238	USD	26,393	Morgan Stanley	9/29/17	1,033
CAD	66,681	USD	51,586	Morgan Stanley	9/29/17	1,827
CAD	96,761	USD	74,673	Morgan Stanley	9/29/17	2,836
CAD	2,192	USD	1,702	Morgan Stanley	9/29/17	54
CAD	35,724	USD	27,732	Morgan Stanley	9/29/17	884
CAD	8,782	USD	6,980	Morgan Stanley	9/29/17	54
CAD	35,596	USD	28,469	Morgan Stanley	9/29/17	45
CAD	12,434	USD	9,953	Morgan Stanley	9/29/17	7
CAD	43,900	USD	35,171	Morgan Stanley	9/29/17	(5)
CAD	9,064	USD	7,265	Morgan Stanley	9/29/17	(4)
CAD	2,476	USD	1,984	Morgan Stanley	9/29/17	(1)
CAD	36,338	USD	29,124	Morgan Stanley	9/29/17	(16)
CAD	43,401	USD	34,034	Morgan Stanley	9/29/17	732
CAD	9,901	USD	7,878	Morgan Stanley	9/29/17	53
CAD	45,608	USD	36,329	Morgan Stanley	9/29/17	205
CHF	34,698	USD	36,168	Credit Suisse AG	9/21/17	54

CHF	419,160	USD	434,177	Credit Suisse AG	9/21/17	3,385
CHF	76,121	USD	78,848	Credit Suisse AG	9/21/17	615
CHF	12,376	USD	12,798	Credit Suisse AG	9/21/17	121
CHF	16,876	USD	17,452	Credit Suisse AG	9/21/17	165
CHF	7,954	USD	8,275	Credit Suisse AG	9/21/17	28
CHF	9,091	USD	9,458	Credit Suisse AG	9/21/17	32
CHF	87,037	USD	90,842	Credit Suisse AG	9/29/17	66
CHF	40,055	USD	41,717	Credit Suisse AG	9/29/17	119
CLP	101,657,058	USD	152,113	Goldman Sachs & Co.	9/21/17	10,411
CLP	39,897,513	USD	59,700	Goldman Sachs & Co.	9/21/17	4,086
CLP	137,164,864	USD	212,067	Goldman Sachs & Co.	9/21/17	7,225
CLP	55,819,579	USD	86,301	Goldman Sachs & Co.	9/21/17	2,940
COP	433,622,678	USD	138,937	Goldman Sachs & Co.	9/21/17	7,739
COP	1,063,030,025	USD	340,606	Goldman Sachs & Co.	9/21/17	18,971
COP	436,590,518	USD	144,662	Goldman Sachs & Co.	9/21/17	3,017
COP	1,025,704,699	USD	339,862	Goldman Sachs & Co.	9/21/17	7,089
DKK	34,302	USD	5,212	JPMorgan Chase Bank N.A.	9/21/17	283
DKK	25,726	USD	3,909	JPMorgan Chase Bank N.A.	9/21/17	213
DKK	368,728	USD	55,973	JPMorgan Chase Bank N.A.	9/21/17	3,101
DKK	44,737	USD	7,160	JPMorgan Chase Bank N.A.	9/21/17	7
DKK	14,912	USD	2,387	JPMorgan Chase Bank N.A.	9/21/17	2
EUR	118,035	USD	138,881	JPMorgan Chase Bank N.A.	9/21/17	1,753
EUR	1,682,848	USD	1,991,207	JPMorgan Chase Bank N.A.	9/21/17	13,838
EUR	80,904	USD	95,289	JPMorgan Chase Bank N.A.	9/21/17	1,105
EUR	25,561	USD	30,258	JPMorgan Chase Bank N.A.	9/21/17	197
EUR	951,234	USD	1,123,955	JPMorgan Chase Bank N.A.	9/21/17	9,402
EUR	636,685	USD	752,291	JPMorgan Chase Bank N.A.	9/21/17	6,293
EUR	111,956	USD	132,117	JPMorgan Chase Bank N.A.	9/21/17	1,274
EUR	11,598	USD	13,687	JPMorgan Chase Bank N.A.	9/21/17	132
EUR	16,059	USD	18,972	JPMorgan Chase Bank N.A.	9/21/17	162
EUR	11,707	USD	13,831	JPMorgan Chase Bank N.A.	9/21/17	118
EUR	190,926	USD	224,522	JPMorgan Chase Bank N.A.	9/21/17	2,958
EUR	130,616	USD	153,000	JPMorgan Chase Bank N.A.	9/21/17	2,623
EUR	17,915	USD	21,058	JPMorgan Chase Bank N.A.	9/21/17	287
EUR	40,264	USD	47,329	JPMorgan Chase Bank N.A.	9/21/17	645
EUR	14,442	USD	16,905	JPMorgan Chase Bank N.A.	9/21/17	302
EUR	1,344	USD	1,580	JPMorgan Chase Bank N.A.	9/21/17	21
EUR	251,088	USD	295,167	JPMorgan Chase Bank N.A.	9/21/17	3,993
EUR	19,542	USD	22,990	JPMorgan Chase Bank N.A.	9/21/17	294
EUR	15,277	USD	17,972	JPMorgan Chase Bank N.A.	9/21/17	230
EUR	3,361	USD	3,976	JPMorgan Chase Bank N.A.	9/21/17	28
EUR	17,925	USD	21,208	JPMorgan Chase Bank N.A.	9/21/17	150
EUR	89,559	USD	105,513	JPMorgan Chase Bank N.A.	9/21/17	1,193
EUR	206,693	USD	243,512	JPMorgan Chase Bank N.A.	9/21/17	2,753
EUR	108,814	USD	128,115	JPMorgan Chase Bank N.A.	9/21/17	1,533
EUR	8,045	USD	9,501	JPMorgan Chase Bank N.A.	9/21/17	84
EUR	20,278	USD	23,949	JPMorgan Chase Bank N.A.	9/21/17	212
EUR	126,659	USD	151,574	JPMorgan Chase Bank N.A.	9/21/17	(665)
EUR	35,191	USD	42,113	JPMorgan Chase Bank N.A.	9/21/17	(185)

EUR	1,230	USD	1,481	JPMorgan Chase Bank N.A.	9/21/17	(16)
EUR	109,297	USD	130,239	JPMorgan Chase Bank N.A.	9/21/17	(17)
EUR	35,736	USD	42,584	JPMorgan Chase Bank N.A.	9/21/17	(6)
EUR	14,910	USD	17,134	UBS AG	9/29/17	639
EUR	13,176	USD	15,109	UBS AG	9/29/17	597
EUR	40,801	USD	46,785	UBS AG	9/29/17	1,849
EUR	209,961	USD	240,637	UBS AG	9/29/17	9,635
EUR	18,406	USD	21,080	UBS AG	9/29/17	860
EUR	14,552	USD	16,884	UBS AG	9/29/17	462
EUR	42,197	USD	49,263	UBS AG	9/29/17	1,035
EUR	40,367	USD	47,778	UBS AG	9/29/17	339
EUR	13,161	USD	15,563	UBS AG	9/29/17	125
EUR	12,257	USD	14,442	UBS AG	9/29/17	168
EUR	15,163	USD	17,915	UBS AG	9/29/17	159
EUR	10,260	USD	12,077	UBS AG	9/29/17	154
EUR	19,930	USD	23,593	UBS AG	9/29/17	163
EUR	76,408	USD	90,454	UBS AG	9/29/17	624
EUR	9,728	USD	11,579	UBS AG	9/29/17	17
EUR	27,989	USD	33,531	UBS AG	9/29/17	(168)
EUR	16,023	USD	19,248	UBS AG	9/29/17	(148)
EUR	16,089	USD	19,165	UBS AG	9/29/17	13
EUR	13,496	USD	16,061	UBS AG	9/29/17	26
GBP	3,178	USD	4,117	Credit Suisse AG	9/21/17	(5)
GBP	3,178	USD	4,117	Credit Suisse AG	9/21/17	(5)
GBP	609,923	USD	792,534	Credit Suisse AG	9/21/17	(3,411)
GBP	3,202	USD	4,158	Credit Suisse AG	9/21/17	(15)
GBP	22,645	USD	29,407	Credit Suisse AG	9/21/17	(108)
GBP	6,332	USD	8,034	Credit Suisse AG	9/21/17	158
GBP	15,831	USD	20,086	Credit Suisse AG	9/21/17	396
GBP	12,741	USD	16,333	Credit Suisse AG	9/21/17	152
GBP	4,778	USD	6,125	Credit Suisse AG	9/21/17	57
GBP	5,167	USD	6,603	Credit Suisse AG	9/21/17	82
GBP	15,468	USD	20,141	Credit Suisse AG	9/21/17	(128)
GBP	10,791	USD	14,051	Credit Suisse AG	9/21/17	(89)
GBP	18,160	USD	23,597	Credit Suisse AG	9/21/17	(101)
GBP	2,198	USD	2,850	Credit Suisse AG	9/21/17	(6)
GBP	15,338	USD	19,889	Credit Suisse AG	9/21/17	(44)
GBP	1,684	USD	2,174	Credit Suisse AG	9/21/17	4
GBP	8,418	USD	10,869	Credit Suisse AG	9/21/17	22
GBP	10,773	USD	14,086	Credit Suisse AG	9/21/17	(147)
GBP	15,516	USD	20,258	Credit Suisse AG	9/21/17	(184)
GBP	7,740	USD	10,058	Credit Suisse AG	9/21/17	(44)
GBP	6,192	USD	8,046	Credit Suisse AG	9/21/17	(35)
GBP	30,147	USD	39,849	Credit Suisse AG	9/21/17	(844)
GBP	43,844	USD	58,170	Credit Suisse AG	9/21/17	(1,444)
GBP	3,076	USD	4,074	Credit Suisse AG	9/21/17	(94)
GBP	3,449	USD	4,538	Credit Suisse AG	9/21/17	(76)
GBP	4,417	USD	5,807	Credit Suisse AG	9/21/17	(92)
GBP	14,337	USD	18,849	Credit Suisse AG	9/21/17	(300)

GBP	17,302	USD	22,578	Credit Suisse AG	9/21/17	(193)
GBP	9,331	USD	12,117	Credit Suisse AG	9/21/17	(45)
GBP	6,296	USD	8,182	Credit Suisse AG	9/21/17	(36)
GBP	3,147	USD	4,089	Credit Suisse AG	9/21/17	(18)
GBP	11,808	USD	15,197	Credit Suisse AG	9/21/17	80
GBP	7,590	USD	9,770	Credit Suisse AG	9/21/17	50
GBP	9,448	USD	12,162	Credit Suisse AG	9/21/17	62
GBP	13,976	USD	18,030	Credit Suisse AG	9/21/17	52
GBP	5,241	USD	6,761	Credit Suisse AG	9/21/17	19
GBP	3,514	USD	4,537	Credit Suisse AG	9/21/17	9
GBP	1,757	USD	2,268	Credit Suisse AG	9/21/17	5
GBP	16,289	USD	21,131	Morgan Stanley	9/29/17	(50)
GBP	41,469	USD	53,896	Morgan Stanley	9/29/17	(227)
GBP	12,724	USD	16,528	Morgan Stanley	9/29/17	(61)
GBP	9,821	USD	12,651	UBS AG	9/21/17	56
GBP	19,643	USD	25,303	UBS AG	9/21/17	112
GBP	3,546	USD	4,573	UBS AG	9/21/17	16
GBP	7,093	USD	9,145	UBS AG	9/21/17	32
HKD	68,581	USD	8,822	Credit Suisse AG	9/21/17	(55)
HUF	23,553,648	USD	87,356	Goldman Sachs & Co.	9/21/17	4,427
HUF	58,506,865	USD	216,990	Goldman Sachs & Co.	9/21/17	10,996
HUF	11,326,506	USD	42,246	JPMorgan Chase Bank N.A.	9/21/17	1,891
HUF	37,771,667	USD	141,625	JPMorgan Chase Bank N.A.	9/21/17	5,562
HUF	92,584,572	USD	347,145	JPMorgan Chase Bank N.A.	9/21/17	13,634
IDR	764,098,846	USD	56,980	Goldman Sachs & Co.	9/22/17	275
IDR	1,898,008,700	USD	141,537	Goldman Sachs & Co.	9/22/17	682
ILS	440,736	USD	124,907	Goldman Sachs & Co.	9/25/17	(1,848)
ILS	505,848	USD	143,361	Goldman Sachs & Co.	9/25/17	(2,121)
INR	13,801,833	USD	212,205	Morgan Stanley	9/21/17	3,298
INR	5,556,331	USD	85,429	Morgan Stanley	9/21/17	1,328
JPY	2,864,840	USD	25,924	Credit Suisse AG	9/21/17	154
JPY	687,561	USD	6,222	Credit Suisse AG	9/21/17	37
JPY	128,069,299	USD	1,162,217	Credit Suisse AG	9/21/17	3,587
JPY	1,266,517	USD	11,533	Credit Suisse AG	9/21/17	(4)
JPY	2,880,544	USD	26,413	Credit Suisse AG	9/21/17	(192)
JPY	2,304,435	USD	21,130	Credit Suisse AG	9/21/17	(153)
JPY	2,420,720	USD	22,129	Credit Suisse AG	9/21/17	(93)
JPY	1,519,657	USD	13,892	Credit Suisse AG	9/21/17	(58)
JPY	1,682,929	USD	15,256	Credit Suisse AG	9/21/17	63
JPY	2,298,746	USD	20,766	Credit Suisse AG	9/21/17	160
JPY	2,456,003	USD	22,213	Credit Suisse AG	9/21/17	144
JPY	693,895	USD	6,350	Credit Suisse AG	9/21/17	(34)
JPY	9,189,652	USD	84,177	Credit Suisse AG	9/21/17	(524)
JPY	22,632,812	USD	207,316	Credit Suisse AG	9/21/17	(1,291)
JPY	414,615	USD	3,805	Credit Suisse AG	9/21/17	(30)
JPY	1,563,296	USD	14,303	Credit Suisse AG	9/21/17	(73)
JPY	11,563,056	USD	106,046	Credit Suisse AG	9/21/17	(789)
JPY	18,497,776	USD	167,869	Credit Suisse AG	9/21/17	515
JPY	5,885,656	USD	53,413	Credit Suisse AG	9/21/17	164

JPY	4,562,045	USD	41,474	Credit Suisse AG	9/21/17	54
JPY	2,447,319	USD	21,681	Credit Suisse AG	9/29/17	606
JPY	1,521,268	USD	13,747	Credit Suisse AG	9/29/17	107
JPY	1,641,159	USD	14,948	Credit Suisse AG	9/29/17	(2)
JPY	1,623,703	USD	14,836	Credit Suisse AG	9/29/17	(49)
JPY	1,562,039	USD	14,404	Credit Suisse AG	9/29/17	(179)
KRW	696,529,716	USD	620,268	Morgan Stanley	9/21/17	(724)
KRW	23,278,957	USD	20,433	Morgan Stanley	9/21/17	273
MXN	169,296	USD	9,130	JPMorgan Chase Bank N.A.	9/21/17	314
MYR	458,559	USD	107,922	Goldman Sachs & Co.	9/21/17	(494)
MYR	157,334	USD	37,028	Goldman Sachs & Co.	9/21/17	(169)
MYR	358,398	USD	83,836	Goldman Sachs & Co.	9/21/17	127
MYR	921,117	USD	215,466	Goldman Sachs & Co.	9/21/17	327
MYR	229,239	USD	53,398	Goldman Sachs & Co.	9/21/17	306
MYR	592,147	USD	137,933	Goldman Sachs & Co.	9/21/17	791
MYR	1,801,575	USD	423,601	Goldman Sachs & Co.	9/21/17	(1,541)
MYR	4,394,508	USD	1,033,273	Goldman Sachs & Co.	9/21/17	(3,759)
MYR	29,133	USD	6,818	Goldman Sachs & Co.	9/21/17	7
NOK	485,340	USD	57,396	JPMorgan Chase Bank N.A.	9/21/17	5,187
NOK	1,199,474	USD	141,849	JPMorgan Chase Bank N.A.	9/21/17	12,820
NOK	522,504	USD	62,430	JPMorgan Chase Bank N.A.	9/21/17	4,946
NOK	1,325,342	USD	158,640	JPMorgan Chase Bank N.A.	9/21/17	12,259
NOK	527,386	USD	63,127	JPMorgan Chase Bank N.A.	9/21/17	4,878
NOK	555,995	USD	70,481	JPMorgan Chase Bank N.A.	9/21/17	1,212
NOK	2,168,379	USD	274,877	JPMorgan Chase Bank N.A.	9/21/17	4,729
NOK	78,274	USD	9,955	JPMorgan Chase Bank N.A.	9/21/17	138
NOK	127,949	USD	16,205	JPMorgan Chase Bank N.A.	9/21/17	293
NOK	416,872	USD	52,203	JPMorgan Chase Bank N.A.	9/21/17	1,551
NOK	1,030,032	USD	128,987	JPMorgan Chase Bank N.A.	9/21/17	3,832
NOK	27,678	USD	3,511	JPMorgan Chase Bank N.A.	9/21/17	58
NOK	71,576	USD	9,079	JPMorgan Chase Bank N.A.	9/21/17	150
NOK	66,892	USD	8,495	JPMorgan Chase Bank N.A.	9/21/17	130
NOK	190,745	USD	24,577	JPMorgan Chase Bank N.A.	9/21/17	19
NOK	663,702	USD	85,516	JPMorgan Chase Bank N.A.	9/21/17	66
NZD	189,418	USD	137,553	Goldman Sachs & Co.	9/21/17	(1,593)
NZD	453,813	USD	329,554	Goldman Sachs & Co.	9/21/17	(3,815)
NZD	100,515	USD	72,285	JPMorgan Chase Bank N.A.	9/21/17	(137)
NZD	40,832	USD	29,364	JPMorgan Chase Bank N.A.	9/21/17	(56)
PEN	187,820	USD	57,005	Goldman Sachs & Co.	9/21/17	898
PEN	466,541	USD	141,599	Goldman Sachs & Co.	9/21/17	2,230
PHP	21,566,316	USD	420,888	Goldman Sachs & Co.	9/21/17	(137)
PHP	52,786,562	USD	1,030,183	Goldman Sachs & Co.	9/21/17	(336)
PHP	697,680	USD	13,598	Goldman Sachs & Co.	9/21/17	13
PHP	8,546,311	USD	167,663	Morgan Stanley	9/21/17	(928)
PHP	21,228,893	USD	416,473	Morgan Stanley	9/21/17	(2,305)
PLN	252,456	USD	67,592	Goldman Sachs & Co.	9/21/17	3,182
PLN	53,544	USD	14,944	Goldman Sachs & Co.	9/21/17	67
PLN	778,483	USD	219,231	Goldman Sachs & Co.	9/21/17	(992)
PLN	299,662	USD	84,389	Goldman Sachs & Co.	9/21/17	(382)

PLN	487,981	USD	137,443	Goldman Sachs & Co.	9/21/17	(643)
PLN	198,182	USD	55,819	Goldman Sachs & Co.	9/21/17	(261)
RUB	3,344,973	USD	57,882	Morgan Stanley	9/21/17	(386)
RUB	3,610,960	USD	59,220	Morgan Stanley	9/21/17	2,847
RUB	8,355,061	USD	137,024	Morgan Stanley	9/21/17	6,588
SEK	560,106	USD	64,686	JPMorgan Chase Bank N.A.	9/21/17	5,869
SEK	71,037	USD	8,169	JPMorgan Chase Bank N.A.	9/21/17	779
SEK	298,464	USD	34,412	JPMorgan Chase Bank N.A.	9/21/17	3,185
SEK	292,515	USD	33,726	JPMorgan Chase Bank N.A.	9/21/17	3,121
SEK	174,325	USD	21,513	JPMorgan Chase Bank N.A.	9/21/17	447
SEK	98,784	USD	12,190	JPMorgan Chase Bank N.A.	9/21/17	253
SGD	46,601	USD	33,764	JPMorgan Chase Bank N.A.	9/21/17	607
THB	639,041	USD	19,254	Goldman Sachs & Co.	9/21/17	6
TRY	1,010,731	USD	277,712	Goldman Sachs & Co.	9/21/17	13,319
TRY	2,510,638	USD	689,830	Goldman Sachs & Co.	9/21/17	33,084
TRY	19,030	USD	5,164	Goldman Sachs & Co.	9/21/17	316
TWD	2,617,396	USD	85,690	Morgan Stanley	9/21/17	1,310
TWD	6,585,012	USD	215,584	Morgan Stanley	9/21/17	3,295
TWD	4,204,099	USD	139,370	Morgan Stanley	9/21/17	370
TWD	1,710,164	USD	56,694	Morgan Stanley	9/21/17	150
TWD	2,095,384	USD	69,225	Morgan Stanley	9/21/17	423
TWD	859,470	USD	28,394	Morgan Stanley	9/21/17	173
USD	12,203	GBP	9,471	Credit Suisse AG	9/21/17	(51)
USD	10,396	JPY	1,144,537	Credit Suisse AG	9/21/17	(23)
USD	10,162	JPY	1,103,351	Credit Suisse AG	9/21/17	118
USD	14,340	GBP	11,070	Credit Suisse AG	9/21/17	18
USD	2,894	GBP	2,234	Credit Suisse AG	9/21/17	4
USD	864,164	CHF	829,048	Credit Suisse AG	9/21/17	(1,282)
USD	2,507,877	GBP	1,930,027	Credit Suisse AG	9/21/17	10,795
USD	185,164	GBP	145,108	Credit Suisse AG	9/21/17	(2,578)
USD	74,756	GBP	58,584	Credit Suisse AG	9/21/17	(1,041)
USD	5,773	CHF	5,560	Credit Suisse AG	9/21/17	(31)
USD	19,095	GBP	14,968	Credit Suisse AG	9/21/17	(271)
USD	27,864	GBP	21,842	Credit Suisse AG	9/21/17	(395)
USD	4,033	GBP	3,145	Credit Suisse AG	9/21/17	(36)
USD	4,033	GBP	3,145	Credit Suisse AG	9/21/17	(36)
USD	9,308	GBP	7,277	Credit Suisse AG	9/21/17	(107)
USD	23,862	GBP	18,655	Credit Suisse AG	9/21/17	(274)
USD	12,747	GBP	9,824	Credit Suisse AG	9/21/17	36
USD	5,983	GBP	4,596	Credit Suisse AG	9/21/17	37
USD	33,902	GBP	26,042	Credit Suisse AG	9/21/17	209
USD	4,435	GBP	3,402	Credit Suisse AG	9/21/17	33
USD	7,027	GBP	5,386	Credit Suisse AG	9/21/17	59
USD	5,968	CHF	5,628	Credit Suisse AG	9/21/17	93
USD	14,018	GBP	10,664	Credit Suisse AG	9/21/17	221
USD	22,471	GBP	17,094	Credit Suisse AG	9/21/17	354
USD	11,270	GBP	8,536	Credit Suisse AG	9/21/17	227
USD	2,254	GBP	1,707	Credit Suisse AG	9/21/17	45
USD	50,007	GBP	37,832	Credit Suisse AG	9/21/17	1,059

USD	22,564	GBP	17,055	Credit Suisse AG	9/21/17	498
USD	8,277	CHF	7,969	Credit Suisse AG	9/21/17	(42)
USD	4,078	GBP	3,099	Credit Suisse AG	9/21/17	68
USD	12,445	GBP	9,492	Credit Suisse AG	9/21/17	164
USD	29,484	GBP	22,488	Credit Suisse AG	9/21/17	389
USD	8,486	GBP	6,492	Credit Suisse AG	9/21/17	87
USD	6,483	GBP	4,968	Credit Suisse AG	9/21/17	55
USD	10,041,882	JPY	1,106,555,168	Credit Suisse AG	9/21/17	(30,996)
USD	33,871	JPY	3,721,511	Credit Suisse AG	9/21/17	(6)
USD	26,037	GBP	20,044	Credit Suisse AG	9/21/17	104
USD	22,673	GBP	17,454	Credit Suisse AG	9/21/17	91
USD	66,298	JPY	7,236,348	Credit Suisse AG	9/21/17	427
USD	11,603	JPY	1,268,944	Credit Suisse AG	9/21/17	52
USD	15,577	JPY	1,724,419	Credit Suisse AG	9/21/17	(120)
USD	11,614	GBP	9,014	Credit Suisse AG	9/21/17	(49)
USD	10,828	JPY	1,182,630	Credit Suisse AG	9/21/17	63
USD	8,739	JPY	954,432	Credit Suisse AG	9/21/17	51
USD	32,288	JPY	3,520,356	Credit Suisse AG	9/21/17	242
USD	5,317	JPY	579,745	Credit Suisse AG	9/21/17	40
USD	16,275	GBP	12,599	Credit Suisse AG	9/21/17	(26)
USD	53,306	JPY	5,826,148	Credit Suisse AG	9/21/17	271
USD	10,847	CHF	10,269	Credit Suisse AG	9/21/17	127
USD	65,283	JPY	7,106,082	Credit Suisse AG	9/21/17	597
USD	122,469	GBP	95,002	Credit Suisse AG	9/21/17	(445)
USD	25,590	GBP	19,851	Credit Suisse AG	9/21/17	(93)
USD	54,740	JPY	6,021,316	Credit Suisse AG	9/21/17	(71)
USD	15,438	JPY	1,699,767	Credit Suisse AG	9/21/17	(34)
USD	6,850	CHF	6,577	Credit Suisse AG	9/21/17	(15)
USD	20,070	GBP	15,497	Credit Suisse AG	9/21/17	20
USD	4,577	GBP	3,537	Credit Suisse AG	9/21/17	1
USD	10,489	GBP	8,110	Credit Suisse AG	9/21/17	(4)
USD	110,474	JPY	12,162,174	Credit Suisse AG	9/21/17	(237)
USD	5,403	CHF	5,187	Credit Suisse AG	9/21/17	(12)
USD	1,500,765	CHF	1,448,291	Credit Suisse AG	9/29/17	(11,935)
USD	508,538	JPY	56,533,882	Credit Suisse AG	9/29/17	(6,290)
USD	447,083	JPY	49,701,948	Credit Suisse AG	9/29/17	(5,529)
USD	40,554	CHF	39,033	Credit Suisse AG	9/29/17	(215)
USD	72,354	CHF	69,018	Credit Suisse AG	9/29/17	266
USD	16,029	JPY	1,767,464	Credit Suisse AG	9/29/17	(67)
USD	36,885	CHF	35,807	Credit Suisse AG	9/29/17	(514)
USD	7,397	THB	245,934	Goldman Sachs & Co.	9/21/17	(16)
USD	52,999	THB	1,761,679	Goldman Sachs & Co.	9/21/17	(98)
USD	131,171	THB	4,360,129	Goldman Sachs & Co.	9/21/17	(242)
USD	139,746	BRL	467,969	Goldman Sachs & Co.	9/21/17	(8,561)
USD	56,259	BRL	188,395	Goldman Sachs & Co.	9/21/17	(3,447)
USD	20,275	THB	689,760	Goldman Sachs & Co.	9/21/17	(514)
USD	75,328	CZK	1,748,064	Goldman Sachs & Co.	9/21/17	(4,481)
USD	203,612	THB	6,926,891	Goldman Sachs & Co.	9/21/17	(5,162)
USD	11,556	CZK	268,167	Goldman Sachs & Co.	9/21/17	(687)

USD	138,355	CLP	92,566,234	Goldman Sachs & Co.	9/21/17	(9,635)
USD	356,957	CLP	238,821,922	Goldman Sachs & Co.	9/21/17	(24,859)
USD	295,001	ZAR	3,861,928	Goldman Sachs & Co.	9/21/17	(1,092)
USD	5,888	PLN	21,990	Goldman Sachs & Co.	9/21/17	(277)
USD	61,924	ZAR	810,660	Goldman Sachs & Co.	9/21/17	(229)
USD	86,458	HUF	23,553,648	Goldman Sachs & Co.	9/21/17	(5,325)
USD	214,759	HUF	58,506,865	Goldman Sachs & Co.	9/21/17	(13,227)
USD	84,798	MYR	366,919	Goldman Sachs & Co.	9/21/17	(1,162)
USD	57,262	PEN	187,820	Goldman Sachs & Co.	9/21/17	(641)
USD	217,878	MYR	942,758	Goldman Sachs & Co.	9/21/17	(2,984)
USD	142,238	PEN	466,541	Goldman Sachs & Co.	9/21/17	(1,591)
USD	142,164	PLN	529,261	Goldman Sachs & Co.	9/21/17	(6,209)
USD	56,076	PLN	208,766	Goldman Sachs & Co.	9/21/17	(2,449)
USD	141,968	PLN	521,733	Goldman Sachs & Co.	9/21/17	(4,294)
USD	347,267	PLN	1,276,205	Goldman Sachs & Co.	9/21/17	(10,503)
USD	86,577	ZAR	1,140,009	Goldman Sachs & Co.	9/21/17	(827)
USD	203,828	ZAR	2,683,900	Goldman Sachs & Co.	9/21/17	(1,946)
USD	146,477	TRY	528,002	Goldman Sachs & Co.	9/21/17	(5,556)
USD	358,521	TRY	1,292,349	Goldman Sachs & Co.	9/21/17	(13,599)
USD	126,540	ARS	2,286,578	Goldman Sachs & Co.	9/21/17	(4,378)
USD	50,942	ARS	920,529	Goldman Sachs & Co.	9/21/17	(1,763)
USD	205,785	THB	6,888,448	Goldman Sachs & Co.	9/21/17	(1,831)
USD	84,630	THB	2,832,897	Goldman Sachs & Co.	9/21/17	(753)
USD	8,565	PLN	30,881	Goldman Sachs & Co.	9/21/17	(92)
USD	9,792	COP	29,200,050	Goldman Sachs & Co.	9/21/17	(85)
USD	65,727	COP	195,604,389	Goldman Sachs & Co.	9/21/17	(437)
USD	139,396	COP	414,842,423	Goldman Sachs & Co.	9/21/17	(927)
USD	14,193	ZAR	189,879	Goldman Sachs & Co.	9/21/17	(365)
USD	6,522	ZAR	87,248	Goldman Sachs & Co.	9/21/17	(168)
USD	135,956	TRY	486,370	Goldman Sachs & Co.	9/21/17	(4,089)
USD	57,422	TRY	205,423	Goldman Sachs & Co.	9/21/17	(1,727)
USD	344,724	COP	1,030,208,809	Goldman Sachs & Co.	9/21/17	(3,751)
USD	142,896	COP	427,045,005	Goldman Sachs & Co.	9/21/17	(1,555)
USD	209,181	ZAR	2,782,797	Goldman Sachs & Co.	9/21/17	(4,176)
USD	85,176	ZAR	1,133,123	Goldman Sachs & Co.	9/21/17	(1,700)
USD	17,346	MYR	74,118	Goldman Sachs & Co.	9/21/17	(18)
USD	13,662	PLN	48,821	Goldman Sachs & Co.	9/21/17	(24)
USD	8,211	PHP	421,276	Goldman Sachs & Co.	9/21/17	(8)
USD	20,478	THB	679,670	Goldman Sachs & Co.	9/21/17	(7)
USD	7,997	CZK	175,515	Goldman Sachs & Co.	9/21/17	(16)
USD	138,044	CLP	86,533,175	Goldman Sachs & Co.	9/21/17	(300)
USD	56,117	CLP	35,176,964	Goldman Sachs & Co.	9/21/17	(122)
USD	2,066,546	THB	68,650,645	Goldman Sachs & Co.	9/21/17	(2,564)
USD	846,653	THB	28,125,824	Goldman Sachs & Co.	9/21/17	(1,050)
USD	141,273	IDR	1,898,008,700	Goldman Sachs & Co.	9/22/17	(945)
USD	56,874	IDR	764,098,846	Goldman Sachs & Co.	9/22/17	(381)
USD	57,995	ILS	204,734	Goldman Sachs & Co.	9/25/17	830
USD	143,291	ILS	505,848	Goldman Sachs & Co.	9/25/17	2,051
USD	15,141	CAD	19,125	JPMorgan Chase Bank N.A.	9/21/17	(177)

USD	8,319	EUR	7,107	JPMorgan Chase Bank N.A.	9/21/17	(149)
USD	2,864	CAD	3,863	JPMorgan Chase Bank N.A.	9/21/17	(230)
USD	11,537	AUD	15,309	JPMorgan Chase Bank N.A.	9/21/17	(630)
USD	122,909	NOK	1,042,143	JPMorgan Chase Bank N.A.	9/21/17	(11,472)
USD	75,322	NOK	638,658	JPMorgan Chase Bank N.A.	9/21/17	(7,031)
USD	126,309	AUD	167,303	JPMorgan Chase Bank N.A.	9/21/17	(6,664)
USD	1,655,907	CAD	2,221,633	JPMorgan Chase Bank N.A.	9/21/17	(123,533)
USD	1,166,561	AUD	1,545,177	JPMorgan Chase Bank N.A.	9/21/17	(61,546)
USD	363,376	EUR	320,907	JPMorgan Chase Bank N.A.	9/21/17	(18,971)
USD	158,538	DKK	1,044,378	JPMorgan Chase Bank N.A.	9/21/17	(8,783)
USD	144,878	MXN	2,686,450	JPMorgan Chase Bank N.A.	9/21/17	(4,989)
USD	214,991	SEK	1,861,584	JPMorgan Chase Bank N.A.	9/21/17	(19,506)
USD	185,961	NZD	259,155	JPMorgan Chase Bank N.A.	9/21/17	(56)
USD	157,312	SGD	217,122	JPMorgan Chase Bank N.A.	9/21/17	(2,830)
USD	458,452	NZD	638,898	JPMorgan Chase Bank N.A.	9/21/17	(138)
USD	1,587,548	NOK	13,408,878	JPMorgan Chase Bank N.A.	9/21/17	(141,485)
USD	4,059,185	NOK	34,285,024	JPMorgan Chase Bank N.A.	9/21/17	(361,763)
USD	12,091	CAD	16,245	JPMorgan Chase Bank N.A.	9/21/17	(921)
USD	12,229	AUD	16,258	JPMorgan Chase Bank N.A.	9/21/17	(692)
USD	10,711	AUD	14,225	JPMorgan Chase Bank N.A.	9/21/17	(596)
USD	46,270	NZD	63,920	JPMorgan Chase Bank N.A.	9/21/17	390
USD	34,703	NZD	47,940	JPMorgan Chase Bank N.A.	9/21/17	292
USD	7,901	NOK	66,699	JPMorgan Chase Bank N.A.	9/21/17	(700)
USD	59,258	NOK	500,243	JPMorgan Chase Bank N.A.	9/21/17	(5,247)
USD	145,619	MXN	2,670,363	JPMorgan Chase Bank N.A.	9/21/17	(3,351)
USD	57,831	MXN	1,060,509	JPMorgan Chase Bank N.A.	9/21/17	(1,331)
USD	42,317	NOK	355,999	JPMorgan Chase Bank N.A.	9/21/17	(3,588)
USD	4,311	CAD	5,606	JPMorgan Chase Bank N.A.	9/21/17	(180)
USD	12,932	CAD	16,819	JPMorgan Chase Bank N.A.	9/21/17	(540)
USD	4,959	AUD	6,482	JPMorgan Chase Bank N.A.	9/21/17	(193)
USD	5,162	CAD	6,699	JPMorgan Chase Bank N.A.	9/21/17	(204)
USD	9,234	CAD	11,976	JPMorgan Chase Bank N.A.	9/21/17	(359)
USD	18,873	SEK	158,516	JPMorgan Chase Bank N.A.	9/21/17	(1,095)
USD	46,393	NZD	63,874	JPMorgan Chase Bank N.A.	9/21/17	546
USD	23,410	AUD	30,874	JPMorgan Chase Bank N.A.	9/21/17	(1,129)
USD	18,035	CAD	23,382	JPMorgan Chase Bank N.A.	9/21/17	(694)
USD	6,476	CAD	8,374	JPMorgan Chase Bank N.A.	9/21/17	(231)
USD	4,332	CAD	5,416	JPMorgan Chase Bank N.A.	9/21/17	(6)
USD	19,816	NZD	26,682	JPMorgan Chase Bank N.A.	9/21/17	664
USD	142,587	NZD	190,686	JPMorgan Chase Bank N.A.	9/21/17	5,716
USD	335,711	NZD	448,956	JPMorgan Chase Bank N.A.	9/21/17	13,459
USD	24,189	HUF	6,323,317	JPMorgan Chase Bank N.A.	9/21/17	(451)
USD	35,758	HUF	9,347,511	JPMorgan Chase Bank N.A.	9/21/17	(667)
USD	9,155	EUR	7,768	JPMorgan Chase Bank N.A.	9/21/17	(100)
USD	13,026	NOK	103,055	JPMorgan Chase Bank N.A.	9/21/17	(263)
USD	12,351	CAD	15,351	JPMorgan Chase Bank N.A.	9/21/17	55
USD	12,148	AUD	15,245	JPMorgan Chase Bank N.A.	9/21/17	31
USD	8,376	MXN	150,337	JPMorgan Chase Bank N.A.	9/21/17	(11)
USD	6,648	SEK	53,826	JPMorgan Chase Bank N.A.	9/21/17	(132)

USD	10,953	CAD	13,731	JPMorgan Chase Bank N.A.	9/21/17	(45)
USD	7,445	AUD	9,342	JPMorgan Chase Bank N.A.	9/21/17	20
USD	12,970	HUF	3,305,239	JPMorgan Chase Bank N.A.	9/21/17	90
USD	139,866	HUF	35,693,786	JPMorgan Chase Bank N.A.	9/21/17	776
USD	62,774	HUF	16,020,005	JPMorgan Chase Bank N.A.	9/21/17	348
USD	21,147	NOK	166,965	JPMorgan Chase Bank N.A.	9/21/17	(383)
USD	10,939	CAD	13,790	JPMorgan Chase Bank N.A.	9/21/17	(106)
USD	8,496	CAD	10,736	JPMorgan Chase Bank N.A.	9/21/17	(103)
USD	30,354	EUR	25,798	JPMorgan Chase Bank N.A.	9/21/17	(383)
USD	14,788,540	EUR	12,498,385	JPMorgan Chase Bank N.A.	9/21/17	(102,772)
USD	40,131	EUR	34,196	JPMorgan Chase Bank N.A.	9/21/17	(613)
USD	7,384	NOK	58,707	JPMorgan Chase Bank N.A.	9/21/17	(186)
USD	10,774	NOK	85,660	JPMorgan Chase Bank N.A.	9/21/17	(272)
USD	17,788	CAD	22,619	JPMorgan Chase Bank N.A.	9/21/17	(329)
USD	23,569	EUR	20,017	JPMorgan Chase Bank N.A.	9/21/17	(280)
USD	10,559	AUD	13,401	JPMorgan Chase Bank N.A.	9/21/17	(92)
USD	90,195	EUR	76,601	JPMorgan Chase Bank N.A.	9/21/17	(1,072)
USD	129,762	EUR	109,892	JPMorgan Chase Bank N.A.	9/21/17	(1,169)
USD	1,078,985	CAD	1,369,049	JPMorgan Chase Bank N.A.	9/21/17	(17,569)
USD	732,169	CAD	928,997	JPMorgan Chase Bank N.A.	9/21/17	(11,922)
USD	64,748	NOK	513,281	JPMorgan Chase Bank N.A.	9/21/17	(1,438)
USD	38,962	NZD	53,445	JPMorgan Chase Bank N.A.	9/21/17	600
USD	50,650	NZD	69,479	JPMorgan Chase Bank N.A.	9/21/17	780
USD	7,385	CAD	9,375	JPMorgan Chase Bank N.A.	9/21/17	(124)
USD	117,678	EUR	100,403	JPMorgan Chase Bank N.A.	9/21/17	(1,948)
USD	58,047	EUR	49,526	JPMorgan Chase Bank N.A.	9/21/17	(961)
USD	35,488	EUR	30,245	JPMorgan Chase Bank N.A.	9/21/17	(547)
USD	12,266	EUR	10,459	JPMorgan Chase Bank N.A.	9/21/17	(195)
USD	13,665	EUR	11,602	JPMorgan Chase Bank N.A.	9/21/17	(158)
USD	84,011	EUR	71,360	JPMorgan Chase Bank N.A.	9/21/17	(1,012)
USD	206,578	EUR	175,470	JPMorgan Chase Bank N.A.	9/21/17	(2,487)
USD	4,853	DKK	30,554	JPMorgan Chase Bank N.A.	9/21/17	(43)
USD	39,733	EUR	33,275	JPMorgan Chase Bank N.A.	9/21/17	88
USD	11,231	CAD	13,983	JPMorgan Chase Bank N.A.	9/21/17	31
USD	8,555	AUD	10,774	JPMorgan Chase Bank N.A.	9/21/17	(8)
USD	34,465	EUR	28,863	JPMorgan Chase Bank N.A.	9/21/17	76
USD	5,304	SGD	7,186	JPMorgan Chase Bank N.A.	9/21/17	4
USD	3,474	HUF	884,696	JPMorgan Chase Bank N.A.	9/21/17	27
USD	8,581	SEK	67,814	JPMorgan Chase Bank N.A.	9/21/17	39
USD	9,199	CAD	11,513	JPMorgan Chase Bank N.A.	9/21/17	(22)
USD	22,193	EUR	18,653	JPMorgan Chase Bank N.A.	9/21/17	(31)
USD	252,612	EUR	212,316	JPMorgan Chase Bank N.A.	9/21/17	(354)
USD	8,605	MXN	153,781	JPMorgan Chase Bank N.A.	9/21/17	26
USD	4,890	NOK	38,036	JPMorgan Chase Bank N.A.	9/21/17	(14)
USD	2,734	TRY	9,483	JPMorgan Chase Bank N.A.	9/21/17	3
USD	20,606	CAD	25,831	JPMorgan Chase Bank N.A.	9/21/17	(84)
USD	19,355	CAD	24,263	JPMorgan Chase Bank N.A.	9/21/17	(79)
USD	30,719	CAD	38,467	JPMorgan Chase Bank N.A.	9/21/17	(92)
USD	14,944	CAD	18,714	JPMorgan Chase Bank N.A.	9/21/17	(45)

USD	122,674	EUR	101,849	JPMorgan Chase Bank N.A.	9/21/17	1,325
USD	11,014	CAD	13,785	JPMorgan Chase Bank N.A.	9/21/17	(27)
USD	84,873	HUF	21,639,139	JPMorgan Chase Bank N.A.	9/21/17	550
USD	210,822	HUF	53,751,128	JPMorgan Chase Bank N.A.	9/21/17	1,367
USD	108,957	EUR	91,319	JPMorgan Chase Bank N.A.	9/21/17	154
USD	42,768	EUR	35,995	JPMorgan Chase Bank N.A.	9/21/17	(119)
USD	21,652	EUR	18,223	JPMorgan Chase Bank N.A.	9/21/17	(60)
USD	24,422	KRW	27,824,123	Morgan Stanley	9/21/17	(327)
USD	71,103	KRW	79,845,314	Morgan Stanley	9/21/17	83
USD	428,626	TWD	12,884,495	Morgan Stanley	9/21/17	359
USD	172,556	TWD	5,187,030	Morgan Stanley	9/21/17	145
USD	425,855	PHP	21,228,893	Morgan Stanley	9/21/17	11,688
USD	171,441	PHP	8,546,311	Morgan Stanley	9/21/17	4,705
USD	71,216	INR	4,640,408	Morgan Stanley	9/21/17	(1,240)
USD	28,991	INR	1,889,054	Morgan Stanley	9/21/17	(505)
USD	71,652	KRW	80,873,210	Morgan Stanley	9/21/17	(283)
USD	140,470	INR	9,161,425	Morgan Stanley	9/21/17	(2,578)
USD	56,229	INR	3,667,277	Morgan Stanley	9/21/17	(1,032)
USD	26,190	KRW	29,560,566	Morgan Stanley	9/21/17	(103)
USD	60,086	KRW	68,426,366	Morgan Stanley	9/21/17	(777)
USD	142,896	KRW	162,730,162	Morgan Stanley	9/21/17	(1,848)
USD	204,634	BRL	658,859	Morgan Stanley	9/21/17	(4,171)
USD	83,999	BRL	270,452	Morgan Stanley	9/21/17	(1,712)
USD	6,910	KRW	7,789,118	Morgan Stanley	9/21/17	(18)
USD	3,622	RUB	211,154	Morgan Stanley	9/21/17	(8)
USD	52,255	BRL	164,862	Morgan Stanley	9/21/17	7
USD	122,977	BRL	387,989	Morgan Stanley	9/21/17	16
USD	1,556,107	CAD	2,056,601	Morgan Stanley	9/29/17	(91,294)
USD	65,522	CAD	86,596	Morgan Stanley	9/29/17	(3,844)
USD	1,079,501	CAD	1,426,703	Morgan Stanley	9/29/17	(63,332)
USD	756,201	GBP	592,547	Morgan Stanley	9/29/17	(10,666)
USD	304,437	CAD	400,849	Morgan Stanley	9/29/17	(16,656)
USD	9,011	CAD	11,430	Morgan Stanley	9/29/17	(144)
USD	33,366	CAD	41,900	Morgan Stanley	9/29/17	(197)
USD	2,941	CAD	3,690	Morgan Stanley	9/29/17	(15)
USD	30,143	CAD	37,821	Morgan Stanley	9/29/17	(153)
USD	2,248	CAD	2,844	Morgan Stanley	9/29/17	(30)
USD	17,999	GBP	13,796	Morgan Stanley	9/29/17	145
USD	36,217	CAD	45,896	Morgan Stanley	9/29/17	(547)
USD	22,724	CAD	28,979	Morgan Stanley	9/29/17	(489)
USD	2,402	CAD	2,997	Morgan Stanley	9/29/17	1
USD	25,853	CAD	32,259	Morgan Stanley	9/29/17	12
USD	2,827	CAD	3,530	Morgan Stanley	9/29/17	(1)
USD	639,490	EUR	569,275	UBS AG	9/29/17	(39,081)
USD	3,126,946	EUR	2,783,615	UBS AG	9/29/17	(191,098)
USD	853,970	EUR	760,206	UBS AG	9/29/17	(52,189)
USD	52,775	EUR	46,364	UBS AG	9/29/17	(2,491)
USD	31,088	EUR	27,306	UBS AG	9/29/17	(1,461)
USD	36,932	EUR	32,224	UBS AG	9/29/17	(1,479)

USD	27,135	EUR	23,693	UBS AG	9/29/17	(1,107)
USD	47,175	EUR	41,107	UBS AG	9/29/17	(1,824)
USD	35,128	EUR	30,647	UBS AG	9/29/17	(1,403)
USD	38,103	EUR	33,298	UBS AG	9/29/17	(1,587)
USD	38,689	EUR	33,345	UBS AG	9/29/17	(1,058)
USD	77,191	EUR	66,151	UBS AG	9/29/17	(1,660)
USD	3,353	EUR	2,868	UBS AG	9/29/17	(65)
USD	46,210	EUR	39,395	UBS AG	9/29/17	(748)
USD	42,989	EUR	36,488	UBS AG	9/29/17	(505)
USD	89,602	EUR	75,318	UBS AG	9/29/17	(176)
USD	49,008	EUR	41,444	UBS AG	9/29/17	(393)
ZAR	2,846,794	USD	211,970	Goldman Sachs & Co.	9/21/17	6,294
ZAR	1,161,082	USD	86,453	Goldman Sachs & Co.	9/21/17	2,567
						$(1,221,325)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Schatz 2-Year Bonds	20	December 2017	EUR	2,000,000	$2,670,419	$204
Korean Treasury 10-Year Bonds	11	September 2017	KRW	1,100,000,000	1,212,575	(12,311)
U.S. Treasury 10-Year Notes	67	December 2017	USD	6,700,000	8,507,953	(6,956)
U.S. Treasury 10-Year Ultra Notes	6	December 2017	USD	600,000	819,187	(1,232)
U.S. Treasury 2-Year Notes	40	December 2017	USD	8,000,000	8,652,500	(2,590)
U.S. Treasury 5-Year Notes	53	December 2017	USD	5,300,000	6,280,500	(533)
U.S. Treasury Ultra Bonds	3	December 2017	USD	300,000	507,188	3,374
					$28,650,322	$(20,044)
FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	18	December 2017	EUR	1,800,000	$2,819,082	$966
Euro-Bobl 5-Year Bonds	18	September 2017	EUR	1,800,000	2,852,939	(2,860)
Euro-Bund 10-Year Bonds	8	September 2017	EUR	800,000	1,572,157	(8,156)
U.K. Gilt 10-Year Bonds	17	December 2017	GBP	1,700,000	2,798,399	(905)
U.S. Treasury Long Bonds	1	December 2017	USD	100,000	156,094	279
					$10,198,671	$(10,676)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America High Yield Index Series 26	Sell	5.00%	6/20/21	$3,519,450	$43,363	$269,445	$312,808
Markit CDX North America High Yield Index Series 27	Sell	5.00%	12/20/21	$564,300	16,394	32,968	49,362
Markit CDX North America High Yield Index Series 28	Sell	5.00%	6/20/22	$3,130,000	213,892	45,234	259,126
					$273,649	$347,647	$621,296

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value****
Bank of America N.A.	BZDIOVRA	Receive	9.60%	1/2/19	BRL	23,335,000	$(170,662)
Bank of America N.A.	BZDIOVRA	Pay	10.78%	1/2/23	BRL	6,212,000	133,406
Morgan Stanley & Co.	BZDIOVRA	Receive	8.71%	1/2/19	BRL	11,961,000	(42,292)
Morgan Stanley & Co.	BZDIOVRA	Pay	10.24%	1/2/23	BRL	3,525,000	39,489
							$(40,059)

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notational amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

****Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won

LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $773,875.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $53,674,304, which represented 3.9% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)	Security is a zero-coupon bond.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(8)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(9)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(10)	The variable rate indicated resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	623,763,074	234,775,872	—
U.S. Treasury Securities	—	145,234,717	—
Corporate Bonds	—	136,987,593	—
U.S. Government Agency Mortgage-Backed Securities	—	60,899,681	—
Sovereign Governments and Agencies	—	52,945,293	—
Municipal Securities	—	31,448,016	—
Collateralized Mortgage Obligations	—	17,879,102	—
Commercial Paper	—	16,624,210	—
Commercial Mortgage-Backed Securities	—	14,557,268	—
Asset-Backed Securities	—	13,793,425	—
U.S. Government Agency Securities	—	5,633,494	—
Exchange-Traded Funds	5,145,953	—	—
Convertible Preferred Stocks	—	74,101	—
Temporary Cash Investments	23,961,110	549,006	—
	652,870,137	731,401,778	—
Other Financial Instruments
Futures Contracts	3,653	1,170	—
Swap Agreements	—	794,191	—
Forward Foreign Currency Exchange Contracts	—	489,020	—
	3,653	1,284,381	—
Liabilities
Other Financial Instruments
Futures Contracts	11,311	24,232	—
Swap Agreements	—	212,954	—
Forward Foreign Currency Exchange Contracts	—	1,710,345	—
	11,311	1,947,531	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,183,709,603
Gross tax appreciation of investments	$214,393,260
Gross tax depreciation of investments	(13,830,948)
Net tax appreciation (depreciation) of investments	$200,562,312

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 26, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 26, 2017